UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2018

Date of reporting period:	3/31/2018

Item 1. Schedule of Investments

CONSERVATIVE BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 90.7%
Common Stocks — 52.0%
Aerospace & Defense — 1.5%
Arconic, Inc.	21,480	$ 494,899
Boeing Co. (The)	31,250	10,246,250
Dassault Aviation SA (France)	74	141,371
General Dynamics Corp.	15,500	3,423,950
Harris Corp.	6,700	1,080,576
Huntington Ingalls Industries, Inc.	2,500	644,400
L3 Technologies, Inc.	4,500	936,000
Lockheed Martin Corp.	14,080	4,758,054
MTU Aero Engines AG (Germany)	170	28,652
Northrop Grumman Corp.	9,862	3,443,021
Raytheon Co.	16,100	3,474,702
Rockwell Collins, Inc.	9,200	1,240,620
Textron, Inc.	14,900	878,653
TransDigm Group, Inc.(a)	2,700	828,738
United Technologies Corp.	41,200	5,183,784
		36,803,670
Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.(a)	7,900	740,309
Expeditors International of Washington, Inc.	10,100	639,330
FedEx Corp.	13,780	3,308,716
Royal Mail PLC (United Kingdom)	45,602	346,108
United Parcel Service, Inc. (Class B Stock)	38,200	3,998,012
		9,032,475
Airlines — 0.3%
Alaska Air Group, Inc.	7,300	452,308
American Airlines Group, Inc.	24,000	1,247,040
Delta Air Lines, Inc.(a)	36,900	2,022,489
Deutsche Lufthansa AG (Germany)	12,701	406,020
easyJet PLC (United Kingdom)	578	13,029
International Consolidated Airlines Group SA (United Kingdom)	3,186	27,584
Southwest Airlines Co.	30,500	1,747,040
United Continental Holdings, Inc.*	14,300	993,421
		6,908,931
Auto Components — 0.1%
Aisin Seiki Co. Ltd. (Japan)	600	32,744
Aptiv PLC	15,200	1,291,544
BorgWarner, Inc.	10,800	542,484
Denso Corp. (Japan)	1,700	93,508
Faurecia SA (France)	1,662	134,483
Goodyear Tire & Rubber Co. (The)	13,400	356,172
Koito Manufacturing Co. Ltd. (Japan)	400	27,934
Stanley Electric Co. Ltd. (Japan)	8,600	322,901
Toyota Industries Corp. (Japan)	600	36,272
		2,838,042
Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	1,187	129,110
Daimler AG (Germany)	3,463(r )	295,048
Ferrari NV (Italy)	442	53,134
	Shares	Value
Common Stocks (continued)
Automobiles (cont’d.)
Fiat Chrysler Automobiles NV (United Kingdom)*	3,504	$ 71,469
Ford Motor Co.	216,685	2,400,870
General Motors Co.	72,700	2,641,918
Harley-Davidson, Inc.(a)	9,100	390,208
Honda Motor Co. Ltd. (Japan)	6,400	221,546
Isuzu Motors Ltd. (Japan)	2,000	30,643
Peugeot SA (France)	2,092	50,374
Suzuki Motor Corp. (Japan)	1,300	70,581
Toyota Motor Corp. (Japan)	13,700	889,563
Volkswagen AG (Germany)	123	24,619
		7,269,083
Banks — 3.5%
ABN AMRO Group NV (Netherlands), CVA, 144A	12,100	364,856
AIB Group PLC (Ireland)	2,944	17,720
Australia & New Zealand Banking Group Ltd. (Australia)	10,705	222,807
Banco Santander SA (Spain)	3,911	25,599
Bank Leumi Le-Israel BM (Israel)	5,300	32,014
Bank of America Corp.	541,221	16,231,218
Bank of East Asia Ltd. (The) (Hong Kong)	78,800	315,744
Bankinter SA (Spain)	18,408	189,517
BB&T Corp.	44,800	2,331,392
BNP Paribas SA (France)	4,028	298,720
Citigroup, Inc.	147,435	9,951,862
Citizens Financial Group, Inc.	27,300	1,146,054
Comerica, Inc.	9,600	920,928
Commonwealth Bank of Australia (Australia)	707	39,537
Concordia Financial Group Ltd. (Japan)	4,500	25,409
Danske Bank A/S (Denmark)	4,882	182,920
DBS Group Holdings Ltd. (Singapore)	6,500	137,295
DNB ASA (Norway)	17,931	353,191
Fifth Third Bancorp	40,821	1,296,067
Hang Seng Bank Ltd. (Hong Kong)	6,700	155,672
HSBC Holdings PLC (United Kingdom)	38,620	362,669
Huntington Bancshares, Inc.	58,036	876,344
Intesa Sanpaolo SpA (Italy)	135,880	494,740
Intesa Sanpaolo SpA (Italy), RSP	11,867	44,950
Japan Post Bank Co. Ltd. (Japan)	11,400	154,708
JPMorgan Chase & Co.	193,745	21,306,138
KBC Group NV (Belgium)	4,931	429,387
KeyCorp	59,400	1,161,270
Lloyds Banking Group PLC (United Kingdom)	599,658	545,464
M&T Bank Corp.	8,400	1,548,624
Mebuki Financial Group, Inc. (Japan)	3,700	14,372
Mediobanca Banca di Credito Finanziario SpA (Italy)	30,670	360,569
Mitsubishi UFJ Financial Group, Inc. (Japan)	15,600	103,672
Mizrahi Tefahot Bank Ltd. (Israel)	14,345	274,791
Mizuho Financial Group, Inc. (Japan)	115,700	210,849
Oversea-Chinese Banking Corp. Ltd. (Singapore)	37,000	364,487

A0

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
People’s United Financial, Inc.(a)	16,500	$ 307,890
PNC Financial Services Group, Inc. (The)	26,633	4,027,975
Raiffeisen Bank International AG (Austria)*	519	20,215
Regions Financial Corp.	64,803	1,204,040
Resona Holdings, Inc. (Japan)	8,000	43,000
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)(a)	5,540	58,205
Sumitomo Mitsui Financial Group, Inc. (Japan)	12,100	513,334
SunTrust Banks, Inc.	26,500	1,803,060
SVB Financial Group*	1,800	432,018
U.S. Bancorp	88,085	4,448,292
UniCredit SpA (Italy)*	1,808	37,789
United Overseas Bank Ltd. (Singapore)	4,700	98,898
Wells Fargo & Co.	247,664	12,980,070
Zions Bancorporation(a)	11,550	609,031
		89,075,373
Beverages — 1.0%
Asahi Group Holdings Ltd. (Japan)	1,400	75,290
Brown-Forman Corp. (Class B Stock)(a)	14,275	776,560
Coca-Cola Amatil Ltd. (Australia)	1,978	13,245
Coca-Cola Co. (The)	212,801	9,241,948
Coca-Cola HBC AG (Switzerland)*	2,160	79,934
Constellation Brands, Inc. (Class A Stock)	9,700	2,210,824
Diageo PLC (United Kingdom)	9,126	308,638
Dr. Pepper Snapple Group, Inc.	10,500	1,242,990
Kirin Holdings Co. Ltd. (Japan)	8,700	231,612
Molson Coors Brewing Co. (Class B Stock)	10,500	790,965
Monster Beverage Corp.*	22,900	1,310,109
PepsiCo, Inc.	79,207	8,645,444
Pernod Ricard SA (France)	772	128,545
Treasury Wine Estates Ltd. (Australia)	639	8,349
		25,064,453
Biotechnology — 1.3%
AbbVie, Inc.	89,300	8,452,245
Alexion Pharmaceuticals, Inc.*	12,400	1,382,104
Amgen, Inc.	39,437	6,723,220
Biogen, Inc.*	11,860	3,247,505
Celgene Corp.*	44,000	3,925,240
CSL Ltd. (Australia)	1,654	199,272
Gilead Sciences, Inc.	72,400	5,458,236
Incyte Corp.*	9,700	808,301
Regeneron Pharmaceuticals, Inc.*	4,340	1,494,522
Vertex Pharmaceuticals, Inc.*	14,200	2,314,316
		34,004,961
Building Products — 0.2%
A.O. Smith Corp.	7,800	496,002
Allegion PLC	5,133	437,794
Asahi Glass Co. Ltd. (Japan)	700	29,335
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Cie de Saint-Gobain (France)	275	$ 14,521
Fortune Brands Home & Security, Inc.	8,800	518,232
Johnson Controls International PLC	51,622	1,819,159
Masco Corp.	17,200	695,568
		4,010,611
Capital Markets — 1.6%
3i Group PLC (United Kingdom)	3,528	42,582
Affiliated Managers Group, Inc.	3,100	587,698
Ameriprise Financial, Inc.	8,320	1,230,861
ASX Ltd. (Australia)	708	30,683
Bank of New York Mellon Corp. (The)	57,258	2,950,505
BlackRock, Inc.	6,900	3,737,868
Cboe Global Markets, Inc.	6,000	684,600
Charles Schwab Corp. (The)	66,050	3,449,131
CME Group, Inc.	18,900	3,056,886
Daiwa Securities Group, Inc. (Japan)	6,000	38,615
E*TRADE Financial Corp.*	15,820	876,586
Franklin Resources, Inc.	18,200	631,176
Goldman Sachs Group, Inc. (The)	19,900	5,012,014
Intercontinental Exchange, Inc.	32,655	2,368,141
Invesco Ltd.	22,500	720,225
Macquarie Group Ltd. (Australia)	5,696	454,182
Moody’s Corp.	9,500	1,532,350
Morgan Stanley	78,380	4,229,385
Nasdaq, Inc.	6,800	586,296
Natixis SA (France)	42,078	345,263
Nomura Holdings, Inc. (Japan)	38,700	225,672
Northern Trust Corp.	12,300	1,268,499
Partners Group Holding AG (Switzerland)	380(r )	282,767
Raymond James Financial, Inc.	7,200(r )	643,752
S&P Global, Inc.	14,300	2,732,158
Schroders PLC (United Kingdom)	595	26,697
St. James’s Place PLC (United Kingdom)	1,872	28,540
State Street Corp.	20,800	2,074,384
T. Rowe Price Group, Inc.	13,700	1,479,189
		41,326,705
Chemicals — 1.1%
Air Products & Chemicals, Inc.	12,400	1,971,972
Albemarle Corp.	6,100	565,714
Asahi Kasei Corp. (Japan)	4,000	53,464
BASF SE (Germany)	3,371	341,878
CF Industries Holdings, Inc.	13,200	498,036
Covestro AG (Germany), 144A	4,294	422,818
Daicel Corp. (Japan)	1,000	10,981
DowDuPont, Inc.	129,841	8,272,170
Eastman Chemical Co.	8,400	886,872
Ecolab, Inc.	14,400	1,973,808
FMC Corp.	7,500	574,275
Hitachi Chemical Co. Ltd. (Japan)	400	8,936
International Flavors & Fragrances, Inc.	4,500	616,095
Koninklijke DSM NV (Netherlands)	665	66,099
Linde AG (Germany)*	672	142,000
LyondellBasell Industries NV (Class A Stock)	18,000	1,902,240

A1

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Mitsubishi Chemical Holdings Corp. (Japan)	41,600	$ 405,037
Mitsubishi Gas Chemical Co., Inc. (Japan)	700	16,893
Mitsui Chemicals, Inc. (Japan)	1,200	38,099
Monsanto Co.	24,394	2,846,536
Mosaic Co. (The)	17,500	424,900
PPG Industries, Inc.	14,600	1,629,360
Praxair, Inc.	16,100	2,323,230
Sherwin-Williams Co. (The)	4,650	1,823,358
Shin-Etsu Chemical Co. Ltd. (Japan)	1,400	146,033
Sumitomo Chemical Co. Ltd. (Japan)	6,000	34,810
Teijin Ltd. (Japan)	700	13,302
Tosoh Corp. (Japan)	17,400	343,137
		28,352,053
Commercial Services & Supplies — 0.2%
Cintas Corp.	4,800	818,784
Dai Nippon Printing Co. Ltd. (Japan)	900	18,703
Edenred (France)	9,377	326,156
Republic Services, Inc.(a)	13,165	871,918
Stericycle, Inc.*(a)	4,900	286,797
Waste Management, Inc.	22,342	1,879,409
		4,201,767
Communications Equipment — 0.5%
Cisco Systems, Inc.	275,100	11,799,039
F5 Networks, Inc.*	3,500	506,135
Juniper Networks, Inc.	20,500	498,765
Motorola Solutions, Inc.	9,389	988,662
		13,792,601
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	685	26,726
CIMIC Group Ltd. (Australia)	5,844	201,136
Eiffage SA (France)	269	30,637
Fluor Corp.	7,800	446,316
HOCHTIEF AG (Germany)	981	183,377
Jacobs Engineering Group, Inc.	6,700	396,305
Kajima Corp. (Japan)	3,000	28,204
Obayashi Corp. (Japan)	2,400	26,438
Quanta Services, Inc.*	8,400	288,540
Taisei Corp. (Japan)	800	41,032
Vinci SA (France)	5,103	502,621
		2,171,332
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	3,700	767,010
Vulcan Materials Co.	7,600	867,692
		1,634,702
Consumer Finance — 0.4%
American Express Co.	40,700	3,796,496
Capital One Financial Corp.	27,461	2,631,313
Discover Financial Services	20,640	1,484,635
	Shares	Value
Common Stocks (continued)
Consumer Finance (cont’d.)
Navient Corp.	13,200	$ 173,184
Synchrony Financial	41,372	1,387,203
		9,472,831
Containers & Packaging — 0.2%
Avery Dennison Corp.	4,900	520,625
Ball Corp.	19,900	790,229
International Paper Co.	22,573	1,206,075
Packaging Corp. of America	5,600	631,120
Sealed Air Corp.	10,800	462,132
WestRock Co.	14,344	920,455
		4,530,636
Distributors — 0.1%
Genuine Parts Co.	8,400	754,656
LKQ Corp.*	16,600	629,970
		1,384,626
Diversified Consumer Services — 0.0%
H&R Block, Inc.	11,600	294,756
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc. (Class B Stock)*	107,200	21,384,256
Leucadia National Corp.	16,700	379,591
ORIX Corp. (Japan)	13,500	241,933
		22,005,780
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	342,138	12,197,220
CenturyLink, Inc.(a)	52,479	862,230
Deutsche Telekom AG (Germany)	11,860	194,038
Elisa OYJ (Finland)	511	23,112
HKT Trust & HKT Ltd. (Hong Kong) (Class SS Stock)	13,000	16,390
Nippon Telegraph & Telephone Corp. (Japan)	9,500	443,204
Orange SA (France)	24,232	411,892
Telecom Italia SpA (Italy)*	343,558	326,207
Telecom Italia SpA (Italy), RSP	22,010	18,325
Verizon Communications, Inc.	229,676	10,983,107
		25,475,725
Electric Utilities — 0.9%
Alliant Energy Corp.	12,400	506,664
American Electric Power Co., Inc.	27,160	1,862,904
CK Infrastructure Holdings Ltd. (Hong Kong)	2,000	16,393
CLP Holdings Ltd. (Hong Kong)	5,000	50,980
Duke Energy Corp.	38,861	3,010,562
Edison International	18,500	1,177,710
EDP-Energias de Portugal SA (Portugal)	8,507	32,323
Endesa SA (Spain)	1,155	25,445
Enel SpA (Italy)	29,120	178,192
Entergy Corp.	10,300	811,434
Eversource Energy	18,000	1,060,560
Exelon Corp.	52,513	2,048,532

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
FirstEnergy Corp.(a)	24,206	$ 823,246
Iberdrola SA (Spain)	36,403	267,686
Kansai Electric Power Co., Inc. (The) (Japan)	2,700	35,301
Kyushu Electric Power Co., Inc. (Japan)	1,500	18,116
NextEra Energy, Inc.	26,300	4,295,579
Orsted A/S (Denmark), 144A	6,366	414,184
PG&E Corp.	28,200	1,238,826
Pinnacle West Capital Corp.	6,600	526,680
PPL Corp.	37,300	1,055,217
Red Electrica Corp. SA (Spain)	1,526	31,500
Southern Co. (The)	55,400	2,474,164
SSE PLC (United Kingdom)	15,720	282,006
Terna Rete Elettrica Nazionale SpA (Italy)	5,098	29,792
Tohoku Electric Power Co., Inc. (Japan)	1,700	23,126
Xcel Energy, Inc.	27,710	1,260,251
		23,557,373
Electrical Equipment — 0.3%
Acuity Brands, Inc.(a)	2,300	320,137
AMETEK, Inc.	12,900	980,013
Eaton Corp. PLC	24,637	1,968,743
Emerson Electric Co.	35,500	2,424,650
Fuji Electric Co. Ltd. (Japan)	2,000	13,779
Mitsubishi Electric Corp. (Japan)	7,100	115,237
Rockwell Automation, Inc.	7,300	1,271,660
Schneider Electric SE (France)	2,572	226,494
		7,320,713
Electronic Equipment, Instruments & Components — 0.3%
Alps Electric Co. Ltd. (Japan)	700	17,328
Amphenol Corp. (Class A Stock)	16,800	1,446,984
Corning, Inc.	50,000	1,394,000
FLIR Systems, Inc.	8,100	405,081
Hexagon AB (Sweden) (Class B Stock)	4,348	259,528
Hitachi Ltd. (Japan)	68,000	495,285
IPG Photonics Corp.*	1,900	443,422
Keyence Corp. (Japan)	400	249,863
Kyocera Corp. (Japan)	1,200	68,038
Nippon Electric Glass Co. Ltd. (Japan)	300	8,696
Omron Corp. (Japan)	700	40,920
TDK Corp. (Japan)	500	44,544
TE Connectivity Ltd.	19,600	1,958,040
		6,831,729
Energy Equipment & Services — 0.4%
Baker Hughes a GE Co.(a)	22,798	633,100
Halliburton Co.	48,000	2,253,120
Helmerich & Payne, Inc.(a)	6,200	412,672
National Oilwell Varco, Inc.(a)	21,500	791,415
Schlumberger Ltd.	77,024	4,989,615
TechnipFMC PLC (United Kingdom)	24,300	715,635
		9,795,557
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.(a)	5,200	$ 649,428
American Tower Corp.	24,100	3,502,694
Apartment Investment & Management Co. (Class A Stock)	8,233	335,495
AvalonBay Communities, Inc.	7,875	1,295,122
Boston Properties, Inc.	8,800	1,084,336
British Land Co. PLC (The) (United Kingdom)	37,277	336,027
Crown Castle International Corp.	22,900	2,510,069
Dexus (Australia)	3,736	26,902
Digital Realty Trust, Inc.(a)	11,300	1,190,794
Duke Realty Corp.	18,800	497,824
Equinix, Inc.	4,454	1,862,396
Equity Residential	20,800	1,281,696
Essex Property Trust, Inc.	3,750	902,550
Extra Space Storage, Inc.(a)	7,000	611,520
Federal Realty Investment Trust	4,100	476,051
GGP, Inc.	33,100	677,226
Goodman Group (Australia)	6,456	41,978
HCP, Inc.	25,500	592,365
Host Hotels & Resorts, Inc.	39,182	730,352
Iron Mountain, Inc.	14,702	483,108
Kimco Realty Corp.	21,800	313,920
Klepierre SA (France)	791	31,883
Macerich Co. (The)	6,400	358,528
Mid-America Apartment Communities, Inc.	6,600	602,184
Mirvac Group (Australia)	7,627	12,675
Nippon Building Fund, Inc. (Japan)	5	27,734
Nippon Prologis REIT, Inc. (Japan)	7	15,204
Nomura Real Estate Master Fund, Inc. (Japan)	14	19,484
Prologis, Inc.	29,277	1,844,158
Public Storage	8,500	1,703,315
Realty Income Corp.(a)	15,500	801,815
Regency Centers Corp.	8,000	471,840
SBA Communications Corp.*	6,600	1,128,072
Simon Property Group, Inc.	17,293	2,669,175
SL Green Realty Corp.	5,500	532,565
UDR, Inc.	14,500	516,490
Ventas, Inc.	20,118	996,444
Vornado Realty Trust	9,925	667,952
Welltower, Inc.	20,800	1,132,144
Weyerhaeuser Co.	41,118	1,439,130
		34,372,645
Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	24,300	4,578,849
CVS Health Corp.	56,348	3,505,409
J. Sainsbury PLC (United Kingdom)	78,804	264,346
Koninklijke Ahold Delhaize NV (Netherlands)	9,713	230,159
Kroger Co. (The)	49,192	1,177,656
Sysco Corp.	26,900	1,612,924
Tesco PLC (United Kingdom)	35,081	101,531
Walgreens Boots Alliance, Inc.	49,300	3,227,671
Walmart, Inc.	81,500	7,251,055
Wesfarmers Ltd. (Australia)	7,967	255,301

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
WM Morrison Supermarkets PLC (United Kingdom)	100,814	$ 302,479
Woolworths Group Ltd. (Australia)	3,585	72,765
		22,580,145
Food Products — 0.7%
Archer-Daniels-Midland Co.	31,126	1,349,935
Campbell Soup Co.(a)	10,800	467,748
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	4	24,817
Conagra Brands, Inc.	23,100	851,928
General Mills, Inc.(a)	31,700	1,428,402
Golden Agri-Resources Ltd. (Singapore)	299,500	80,290
Hershey Co. (The)	8,000	791,680
Hormel Foods Corp.(a)	15,300	525,096
J.M. Smucker Co. (The)(a)	6,600	818,466
Kellogg Co.	14,300	929,643
Kraft Heinz Co. (The)	33,117	2,062,858
Marine Harvest ASA (Norway)	21,265	429,839
McCormick & Co., Inc.(a)	6,700	712,813
Mondelez International, Inc. (Class A Stock)	83,553	3,486,667
Nestle SA (Switzerland)	6,830	539,854
NH Foods Ltd. (Japan)	500	20,530
Orkla ASA (Norway)	2,942	31,706
Tate & Lyle PLC (United Kingdom)	35,691	272,594
Tyson Foods, Inc. (Class A Stock)	16,400	1,200,316
WH Group Ltd. (Hong Kong), 144A	374,500	401,271
Wilmar International Ltd. (Singapore)	5,800	14,141
		16,440,594
Gas Utilities — 0.0%
Gas Natural SDG SA (Spain)	1,266	30,217
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	96,300	5,770,296
Align Technology, Inc.*	4,000	1,004,520
Baxter International, Inc.	27,700	1,801,608
Becton, Dickinson & Co.	14,810	3,209,327
Boston Scientific Corp.*	75,867	2,072,686
Cochlear Ltd. (Australia)	196	27,528
Cooper Cos., Inc. (The)	2,840	649,820
Danaher Corp.	34,200	3,348,522
DENTSPLY SIRONA, Inc.	13,200	664,092
Edwards Lifesciences Corp.*	11,900	1,660,288
Hologic, Inc.*	14,900	556,664
IDEXX Laboratories, Inc.*	4,800	918,672
Intuitive Surgical, Inc.*	6,360	2,625,599
Medtronic PLC	75,490	6,055,808
Olympus Corp. (Japan)	1,100	42,063
ResMed, Inc.(a)	8,100	797,607
Smith & Nephew PLC (United Kingdom)	20,897	390,919
Sonova Holding AG (Switzerland)	194	30,843
Stryker Corp.	18,200	2,928,744
Terumo Corp. (Japan)	1,200	62,414
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Varian Medical Systems, Inc.*	5,000	$ 613,250
Zimmer Biomet Holdings, Inc.	11,400	1,243,056
		36,474,326
Health Care Providers & Services — 1.4%
Aetna, Inc.	18,469	3,121,261
Alfresa Holdings Corp. (Japan)	2,300	51,936
AmerisourceBergen Corp.	8,900	767,269
Anthem, Inc.	14,600	3,207,620
Cardinal Health, Inc.	17,950	1,125,106
Centene Corp.*	9,800	1,047,326
Cigna Corp.	14,000	2,348,360
DaVita, Inc.*	8,700	573,678
Envision Healthcare Corp.*	7,200	276,696
Express Scripts Holding Co.*	32,049	2,213,945
Fresenius Medical Care AG & Co. KGaA (Germany)	1,564	159,736
Fresenius SE & Co. KGaA (Germany)	1,517	115,997
HCA Healthcare, Inc.	16,300	1,581,100
Henry Schein, Inc.*(a)	9,200	618,332
Humana, Inc.	8,150	2,190,964
Laboratory Corp. of America Holdings*	5,900	954,325
McKesson Corp.	11,630	1,638,318
Medipal Holdings Corp. (Japan)	7,000	146,097
Quest Diagnostics, Inc.(a)	7,900	792,370
Ramsay Health Care Ltd. (Australia)	5,508	265,364
Ryman Healthcare Ltd. (New Zealand)	1,468	11,297
Sonic Healthcare Ltd. (Australia)	1,455	25,745
UnitedHealth Group, Inc.	54,300	11,620,200
Universal Health Services, Inc. (Class B Stock)	5,200	615,732
		35,468,774
Health Care Technology — 0.0%
Cerner Corp.*	17,300	1,003,400
Hotels, Restaurants & Leisure — 1.0%
Aristocrat Leisure Ltd. (Australia)	11,147	208,120
Carnival Corp.	22,600	1,482,108
Carnival PLC	680	43,767
Chipotle Mexican Grill, Inc.*	1,400	452,354
Crown Resorts Ltd. (Australia)	1,375	13,504
Darden Restaurants, Inc.	6,950	592,487
Flight Centre Travel Group Ltd. (Australia)	3,500	154,076
Galaxy Entertainment Group Ltd. (Hong Kong)	8,000	73,430
Hilton Worldwide Holdings, Inc.	11,800	929,368
Marriott International, Inc. (Class A Stock)	17,528	2,383,457
McDonald’s Corp.	44,900	7,021,462
MGM Resorts International	28,900	1,012,078
Norwegian Cruise Line Holdings Ltd.*	10,500	556,185
Oriental Land Co. Ltd. (Japan)	800	81,854
Paddy Power Betfair PLC (Ireland)	288	29,582
Royal Caribbean Cruises Ltd.	9,500	1,118,530
Sands China Ltd. (Macau)	8,800	47,822
Starbucks Corp.	80,000	4,631,200

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
TUI AG (Germany)	1,957	$ 41,965
Wyndham Worldwide Corp.	5,620	643,097
Wynn Resorts Ltd.	4,700	857,092
Yum! Brands, Inc.	19,300	1,643,009
		24,016,547
Household Durables — 0.2%
Berkeley Group Holdings PLC (United Kingdom)	6,447	342,719
D.R. Horton, Inc.	18,700	819,808
Garmin Ltd.	6,000	353,580
Leggett & Platt, Inc.(a)	7,400	328,264
Lennar Corp. (Class A Stock)	14,200	836,948
Mohawk Industries, Inc.*	3,640	845,281
Newell Brands, Inc.(a)	27,414	698,509
Panasonic Corp. (Japan)	7,800	112,012
Persimmon PLC (United Kingdom)	3,240	114,994
PulteGroup, Inc.	14,622	431,203
Sony Corp. (Japan)	12,500	615,004
Taylor Wimpey PLC (United Kingdom)	11,606	30,067
Whirlpool Corp.	4,026	616,421
		6,144,810
Household Products — 0.7%
Church & Dwight Co., Inc.	13,400	674,824
Clorox Co. (The)	7,300	971,703
Colgate-Palmolive Co.	48,800	3,497,984
Henkel AG & Co. KGaA (Germany)	372	46,866
Kimberly-Clark Corp.	19,600	2,158,548
Procter & Gamble Co. (The)	142,225	11,275,598
		18,625,523
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp.	34,000	386,580
NRG Energy, Inc.	15,500	473,215
		859,795
Industrial Conglomerates — 0.9%
3M Co.	33,300	7,310,016
CK Hutchison Holdings Ltd. (Hong Kong)	9,916	119,143
DCC PLC (United Kingdom)	1,918	176,719
General Electric Co.	482,130	6,499,112
Honeywell International, Inc.	42,512	6,143,409
Jardine Matheson Holdings Ltd. (Hong Kong)	5,500	338,910
Roper Technologies, Inc.	5,800	1,628,002
Siemens AG (Germany)	490	62,523
		22,277,834
Insurance — 1.3%
Aegon NV (Netherlands)	6,302	42,518
Aflac, Inc.	43,800	1,916,688
Ageas (Belgium)	681	35,143
AIA Group Ltd. (Hong Kong)	2,600	22,227
Allianz SE (Germany)	2,032	459,349
Allstate Corp. (The)	20,100	1,905,480
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
American International Group, Inc.	49,839	$ 2,712,238
Aon PLC	14,100	1,978,653
Arthur J. Gallagher & Co.	9,800	673,554
Assurant, Inc.	3,000	274,230
Aviva PLC (United Kingdom)	14,550	101,545
AXA SA (France)	6,965	185,151
Brighthouse Financial, Inc.*(a)	5,254	270,056
Chubb Ltd.	25,786	3,526,751
Cincinnati Financial Corp.	8,437	626,532
Dai-ichi Life Holdings, Inc. (Japan)	3,900	72,000
Direct Line Insurance Group PLC (United Kingdom)	70,663	378,365
Everest Re Group Ltd.	2,500	642,050
Hartford Financial Services Group, Inc. (The)	19,900	1,025,248
Insurance Australia Group Ltd. (Australia)	62,776	363,468
Japan Post Holdings Co. Ltd. (Japan)	5,700	69,269
Legal & General Group PLC (United Kingdom)	21,729	78,729
Lincoln National Corp.	12,118	885,341
Loews Corp.	15,875	789,464
Mapfre SA (Spain)	3,877	12,899
Marsh & McLennan Cos., Inc.	28,400	2,345,556
Medibank Private Ltd. (Australia)	10,136	22,750
MetLife, Inc.	58,900	2,702,921
NN Group NV (Netherlands)	1,140	50,650
Principal Financial Group, Inc.	15,300	931,923
Progressive Corp. (The)	32,300	1,968,039
Sampo OYJ (Finland) (Class A Stock)	1,581	88,082
Swiss Life Holding AG (Switzerland)*	117(r )	41,695
Swiss Re AG (Switzerland)	4,080	416,432
Torchmark Corp.	6,225	523,958
Travelers Cos., Inc. (The)	15,335	2,129,418
Unum Group	12,610	600,362
Willis Towers Watson PLC	7,540	1,147,513
XL Group Ltd. (Bermuda)	14,000	773,640
Zurich Insurance Group AG (Switzerland)*	1,541	508,318
		33,298,205
Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc.*	22,470	32,521,730
Booking Holdings, Inc.*	2,760	5,741,876
Expedia Group, Inc.	6,950	767,350
Netflix, Inc.*	24,150	7,132,702
TripAdvisor, Inc.*(a)	6,150	251,474
		46,415,132
Internet Software & Services — 2.4%
Akamai Technologies, Inc.*	9,400	667,212
Alphabet, Inc. (Class A Stock)*	16,660	17,278,752
Alphabet, Inc. (Class C Stock)*	16,963	17,502,254
eBay, Inc.*	55,200	2,221,248
Facebook, Inc. (Class A Stock)*	133,120	21,271,245

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Internet Software & Services (cont’d.)
United Internet AG (Germany)	451	$ 28,418
VeriSign, Inc.*(a)	5,100	604,656
		59,573,785
IT Services — 2.2%
Accenture PLC (Class A Stock)	34,500	5,295,750
Alliance Data Systems Corp.	2,740	583,237
Amadeus IT Group SA (Spain)	5,921	438,173
Automatic Data Processing, Inc.	24,700	2,802,956
Cognizant Technology Solutions Corp. (Class A Stock)	32,700	2,632,350
Computershare Ltd. (Australia)	1,667	22,355
CSRA, Inc.	8,200	338,086
DXC Technology Co.	16,128	1,621,348
Fidelity National Information Services, Inc.	18,800	1,810,440
Fiserv, Inc.*	23,400	1,668,654
Gartner, Inc.*(a)	5,300	623,386
Global Payments, Inc.	8,800	981,376
International Business Machines Corp.	48,100	7,379,983
Mastercard, Inc. (Class A Stock)	51,800	9,073,288
Obic Co. Ltd. (Japan)	200	16,854
Otsuka Corp. (Japan)	400	20,393
Paychex, Inc.	18,100	1,114,779
PayPal Holdings, Inc.*	63,000	4,779,810
Total System Services, Inc.	9,696	836,377
Visa, Inc. (Class A Stock)(a)	101,400	12,129,468
Western Union Co. (The)	25,210	484,788
Wirecard AG (Germany)	251	29,754
		54,683,605
Leisure Products — 0.0%
Hasbro, Inc.	6,300	531,090
Mattel, Inc.(a)	16,051	211,070
Sankyo Co. Ltd. (Japan)	300	10,495
		752,655
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	18,314	1,225,207
Illumina, Inc.*	8,300	1,962,286
IQVIA Holdings, Inc.*	8,600	843,746
Mettler-Toledo International, Inc.*	1,450	833,793
PerkinElmer, Inc.	6,600	499,752
QIAGEN NV*	770	24,893
Thermo Fisher Scientific, Inc.	22,480	4,641,221
Waters Corp.*	4,600	913,790
		10,944,688
Machinery — 0.9%
Atlas Copco AB (Sweden) (Class A Stock)	5,928	257,464
Atlas Copco AB (Sweden) (Class B Stock)	1,384	54,039
Caterpillar, Inc.	33,200	4,893,016
Cummins, Inc.	8,800	1,426,392
Daifuku Co. Ltd. (Japan)	900	53,359
Deere & Co.	18,080	2,808,186
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Dover Corp.	9,000	$ 883,980
Flowserve Corp.(a)	7,200	311,976
Fortive Corp.	17,150	1,329,468
Hitachi Construction Machinery Co. Ltd. (Japan)	400	15,527
Illinois Tool Works, Inc.	17,200	2,694,552
Ingersoll-Rand PLC	14,000	1,197,140
Komatsu Ltd. (Japan)	7,200	241,192
Kurita Water Industries Ltd. (Japan)	400	12,913
MAN SE (Germany)	129(r )	15,043
Minebea Mitsumi, Inc. (Japan)	1,400	30,102
NSK Ltd. (Japan)	1,400	18,835
PACCAR, Inc.	19,243	1,273,309
Parker-Hannifin Corp.	7,565	1,293,842
Pentair PLC (United Kingdom)	9,577	652,481
Sandvik AB (Sweden)	23,053	422,359
Schindler Holding AG (Switzerland)	71	14,875
Schindler Holding AG (Switzerland), (Part. Cert.)	148	31,934
Snap-on, Inc.(a)	3,500	516,390
Stanley Black & Decker, Inc.	8,697	1,332,380
Sumitomo Heavy Industries Ltd. (Japan)	1,400	53,490
THK Co. Ltd. (Japan)	400	16,640
Volvo AB (Sweden) (Class B Stock)	25,755	471,429
Xylem, Inc.	10,400	799,968
Yangzijiang Shipbuilding Holdings Ltd. (China)	279,800	260,601
		23,382,882
Marine — 0.0%
A.P. Moller-Maersk A/S (Denmark) (Class A Stock)	14	20,625
Media — 1.3%
CBS Corp. (Class B Stock)	20,034	1,029,547
Charter Communications, Inc. (Class A Stock)*	11,080	3,448,318
Comcast Corp. (Class A Stock)	260,680	8,907,436
Discovery Communications, Inc. (Class A Stock)*(a)	8,500	182,155
Discovery Communications, Inc. (Class C Stock)*	14,700	286,944
DISH Network Corp. (Class A Stock)*	12,600	477,414
Hakuhodo DY Holdings, Inc. (Japan)	900	12,424
I-CABLE Communications Ltd. (Hong Kong)*	3,831	98
Interpublic Group of Cos., Inc. (The)	21,031	484,344
JCDecaux SA (France)	263	9,146
News Corp. (Class A Stock)	20,175	318,765
News Corp. (Class B Stock)	4,800	77,280
Omnicom Group, Inc.(a)	13,200	959,244
ProSiebenSat.1 Media SE (Germany)	1,401	48,526
Publicis Groupe SA (France)	903	62,877
RTL Group SA (Luxembourg)	138	11,457
Telenet Group Holding NV (Belgium)*	187	12,500
Time Warner, Inc.	43,766	4,139,388
Toho Co. Ltd. (Japan)	400	13,314

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Twenty-First Century Fox, Inc. (Class A Stock)	57,700	$ 2,117,013
Twenty-First Century Fox, Inc. (Class B Stock)	24,300	883,791
Viacom, Inc. (Class B Stock)	18,634	578,772
Walt Disney Co. (The)	84,900	8,527,356
		32,588,109
Metals & Mining — 0.2%
Anglo American PLC (United Kingdom)	20,972	488,535
ArcelorMittal (Luxembourg)*	14,273	453,344
BHP Billiton Ltd. (Australia)	11,736	260,134
BHP Billiton PLC (Australia)	7,571	149,627
BlueScope Steel Ltd. (Australia)	1,995	23,472
Boliden AB (Sweden)	986	34,696
Fortescue Metals Group Ltd. (Australia)	10,432	35,142
Freeport-McMoRan, Inc.*	73,988	1,299,969
JFE Holdings, Inc. (Japan)	10,400	209,782
Kobe Steel Ltd. (Japan)*	1,100	10,911
Newmont Mining Corp.	28,800	1,125,216
Nippon Steel & Sumitomo Metal Corp. (Japan)	2,900	63,669
Nucor Corp.	18,100	1,105,729
Rio Tinto Ltd. (United Kingdom)	1,523	86,281
Rio Tinto PLC (United Kingdom)	4,460	226,318
South32 Ltd. (Australia)	18,712	47,026
voestalpine AG (Austria)	1,808	94,843
		5,714,694
Multiline Retail — 0.3%
Dollar General Corp.	14,600	1,365,830
Dollar Tree, Inc.*	13,465	1,277,828
Don Quijote Holdings Co. Ltd. (Japan)	400	22,924
J. Front Retailing Co. Ltd. (Japan)	12,300	207,739
Kohl’s Corp.(a)	9,100	596,141
Macy’s, Inc.(a)	16,174	481,015
Next PLC (United Kingdom)	882	58,961
Nordstrom, Inc.(a)	6,100	295,301
Takashimaya Co. Ltd. (Japan)	1,000	9,613
Target Corp.	30,300	2,103,729
		6,419,081
Multi-Utilities — 0.5%
AGL Energy Ltd. (Australia)	2,131	35,717
Ameren Corp.	13,900	787,157
CenterPoint Energy, Inc.	23,600	646,640
CMS Energy Corp.	16,000	724,640
Consolidated Edison, Inc.	17,300	1,348,362
Dominion Energy, Inc.	35,732	2,409,409
DTE Energy Co.	10,200	1,064,880
E.ON SE (Germany)	8,005	88,952
National Grid PLC (United Kingdom)	8,177	92,044
NiSource, Inc.	17,300	413,643
Public Service Enterprise Group, Inc.	28,300	1,421,792
SCANA Corp.	8,400	315,420
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
Sempra Energy	14,219	$ 1,581,437
WEC Energy Group, Inc.	17,913	1,123,145
		12,053,238
Oil, Gas & Consumable Fuels — 2.6%
Anadarko Petroleum Corp.	30,654	1,851,808
Andeavor	8,000	804,480
Apache Corp.(a)	20,514	789,379
BP PLC (United Kingdom)	62,368	420,678
Cabot Oil & Gas Corp.	25,600	613,888
Caltex Australia Ltd. (Australia)	943	22,906
Chevron Corp.	105,622	12,045,133
Cimarex Energy Co.	5,200	486,200
Concho Resources, Inc.*	8,500	1,277,805
ConocoPhillips	67,477	4,000,711
Devon Energy Corp.	28,400	902,836
EOG Resources, Inc.	32,000	3,368,640
EQT Corp.	12,800	608,128
Exxon Mobil Corp.	235,899	17,600,424
Galp Energia SGPS SA (Portugal)	1,795	33,851
Hess Corp.(a)	15,100	764,362
JXTG Holdings, Inc. (Japan)	39,700	242,034
Kinder Morgan, Inc.	106,098	1,597,836
Marathon Oil Corp.	45,882	740,077
Marathon Petroleum Corp.	28,082	2,053,075
Neste OYJ (Finland)	457	31,810
Newfield Exploration Co.*	9,800	239,316
Noble Energy, Inc.	25,800	781,740
Occidental Petroleum Corp.	42,400	2,754,304
OMV AG (Austria)	6,056	353,229
ONEOK, Inc.	22,000	1,252,240
Phillips 66	23,838	2,286,541
Pioneer Natural Resources Co.	9,650	1,657,677
Range Resources Corp.(a)	10,300	149,762
Repsol SA (Spain)	23,631	420,057
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	16,179	511,879
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	13,687	440,425
TOTAL SA (France)	8,548	489,969
Valero Energy Corp.	24,500	2,272,865
Williams Cos., Inc. (The)	45,100	1,121,186
		64,987,251
Paper & Forest Products — 0.0%
UPM-Kymmene OYJ (Finland)	1,905	70,626
Personal Products — 0.1%
Coty, Inc. (Class A Stock)	24,000	439,200
Estee Lauder Cos., Inc. (The) (Class A Stock)	12,700	1,901,444
Kao Corp. (Japan)	1,800	135,132
Pola Orbis Holdings, Inc. (Japan)	4,400	183,424
Unilever NV (United Kingdom), CVA	7,634	430,905
Unilever PLC (United Kingdom)	4,700	260,673
		3,350,778

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 2.4%
Allergan PLC	18,575(r )	$ 3,125,987
Astellas Pharma, Inc. (Japan)	7,500	114,720
Bayer AG (Germany)	4,236	477,541
Bristol-Myers Squibb Co.	90,870	5,747,527
Eli Lilly & Co.	53,700	4,154,769
GlaxoSmithKline PLC (United Kingdom)	1,635	31,753
H. Lundbeck A/S (Denmark)	4,644	260,837
Ipsen SA (France)	138	21,450
Johnson & Johnson	149,778	19,194,051
Merck & Co., Inc.	152,633	8,313,919
Merck KGaA (Germany)	470	45,096
Mitsubishi Tanabe Pharma Corp. (Japan)	800	16,163
Mylan NV*	29,300	1,206,281
Nektar Therapeutics*	6,000	637,560
Novartis AG (Switzerland)	9,170	741,678
Novo Nordisk A/S (Denmark) (Class B Stock)	6,660	327,578
Orion OYJ (Finland) (Class B Stock)	375	11,480
Perrigo Co. PLC	7,400	616,716
Pfizer, Inc.	332,370	11,795,811
Recordati SpA (Italy)	388	14,315
Roche Holding AG (Switzerland)	3,923	899,925
Sanofi (France)	7,238	580,778
Shionogi & Co. Ltd. (Japan)	2,100	109,354
UCB SA (Belgium)	458	37,299
Zoetis, Inc.	27,100	2,263,121
		60,745,709
Professional Services — 0.2%
Adecco Group AG (Switzerland)	585	41,670
Equifax, Inc.	7,000	824,670
Experian PLC (United Kingdom)	3,390	73,314
IHS Markit Ltd.*	19,800	955,152
Nielsen Holdings PLC(a)	18,700	594,473
Randstad Holding NV (Netherlands)	1,940	127,769
Robert Half International, Inc.	7,500	434,175
Verisk Analytics, Inc.*	8,700	904,800
		3,956,023
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	16,200	764,964
CK Asset Holdings Ltd. (Hong Kong)	10,000	84,391
Daiwa House Industry Co. Ltd. (Japan)	2,000	77,047
Henderson Land Development Co. Ltd. (Hong Kong)	4,400	28,851
Kerry Properties Ltd. (Hong Kong)	78,500	354,976
LendLease Group (Australia)	2,018	27,055
Mitsubishi Estate Co. Ltd. (Japan)	4,600	77,057
New World Development Co. Ltd. (Hong Kong)	21,000	29,930
Nomura Real Estate Holdings, Inc. (Japan)	500	11,741
Sumitomo Realty & Development Co. Ltd. (Japan)	1,000	37,367
Swiss Prime Site AG (Switzerland)*	260	25,161
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Tokyo Tatemono Co. Ltd. (Japan)	21,800	$ 329,988
Wharf Holdings Ltd. (The) (Hong Kong)	43,000	148,878
		1,997,406
Road & Rail — 0.5%
Central Japan Railway Co. (Japan)	2,300	438,938
CSX Corp.	50,600	2,818,926
DSV A/S (Denmark)	687	54,238
J.B. Hunt Transport Services, Inc.	4,800	562,320
Kansas City Southern	6,200	681,070
Norfolk Southern Corp.	16,000	2,172,480
Union Pacific Corp.	44,400	5,968,692
		12,696,664
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc.*(a)	42,700	429,135
Analog Devices, Inc.	20,258	1,846,112
Applied Materials, Inc.	59,100	3,286,551
ASM Pacific Technology Ltd. (Hong Kong)	1,000	14,088
ASML Holding NV (Netherlands)	1,362	270,076
Broadcom Ltd.	22,780	5,368,107
Disco Corp. (Japan)	100	21,374
Intel Corp.	260,400	13,561,632
KLA-Tencor Corp.	9,000	981,090
Lam Research Corp.	9,150	1,858,914
Microchip Technology, Inc.(a)	13,000	1,187,680
Micron Technology, Inc.*	63,600	3,316,104
NVIDIA Corp.	33,950	7,862,481
Qorvo, Inc.*	7,507	528,868
QUALCOMM, Inc.	81,900	4,538,079
Skyworks Solutions, Inc.	10,500	1,052,730
STMicroelectronics NV (Switzerland)	2,331	51,874
Texas Instruments, Inc.	54,900	5,703,561
Tokyo Electron Ltd. (Japan)	2,600	480,977
Xilinx, Inc.	14,100	1,018,584
		53,378,017
Software — 2.9%
Activision Blizzard, Inc.	42,400	2,860,304
Adobe Systems, Inc.*	27,500	5,942,200
ANSYS, Inc.*	4,800	752,112
Autodesk, Inc.*	12,100	1,519,518
CA, Inc.	17,264	585,250
Cadence Design Systems, Inc.*	14,900	547,873
Check Point Software Technologies Ltd. (Israel)*	1,100	109,274
Citrix Systems, Inc.*	8,000	742,400
Dassault Systemes SE (France)	468	63,645
Electronic Arts, Inc.*	17,100	2,073,204
Intuit, Inc.	13,800	2,392,230
Konami Holdings Corp. (Japan)	300	15,278
Micro Focus International PLC (United Kingdom)	1,621	22,635
Microsoft Corp.	430,800	39,319,116
Nexon Co. Ltd. (Japan)*	10,800	183,100
Nice Ltd. (Israel)*	218	20,369

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Oracle Corp.	169,800	$ 7,768,350
Red Hat, Inc.*	10,100	1,510,051
salesforce.com, Inc.*	38,400	4,465,920
SAP SE (Germany)	276	28,975
Symantec Corp.	32,878	849,896
Synopsys, Inc.*	8,700	724,188
Take-Two Interactive Software, Inc.*	4,400	430,232
		72,926,120
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	4,300	509,765
AutoZone, Inc.*	1,600	1,037,904
Best Buy Co., Inc.	14,925	1,044,601
CarMax, Inc.*(a)	10,500	650,370
Fast Retailing Co. Ltd. (Japan)	1,000	401,733
Foot Locker, Inc.	6,400	291,456
Gap, Inc. (The)	12,200	380,640
Home Depot, Inc. (The)	65,350	11,647,984
L Brands, Inc.(a)	13,806	527,527
Lowe’s Cos., Inc.	46,800	4,106,700
O’Reilly Automotive, Inc.*	4,900	1,212,162
Ross Stores, Inc.	21,400	1,668,772
Tiffany & Co.	5,720	558,615
TJX Cos., Inc. (The)	35,300	2,879,068
Tractor Supply Co.	7,300	460,046
Ulta Beauty, Inc.*	3,300	674,091
		28,051,434
Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	285,790	47,949,846
Canon, Inc. (Japan)	12,600	457,107
FUJIFILM Holdings Corp. (Japan)	1,500	59,900
Hewlett Packard Enterprise Co.	90,948	1,595,228
HP, Inc.	92,548	2,028,652
Konica Minolta, Inc. (Japan)	1,800	15,302
NetApp, Inc.	15,200	937,688
Seagate Technology PLC	15,700	918,764
Western Digital Corp.	16,503	1,522,732
Xerox Corp.	12,090	347,950
		55,833,169
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	687	167,146
Hanesbrands, Inc.(a)	18,500	340,770
Hermes International (France)	103	61,053
LVMH Moet Hennessy Louis Vuitton SE (France)	2,201	678,290
Michael Kors Holdings Ltd.*	8,300	515,264
NIKE, Inc. (Class B Stock)	72,800	4,836,832
PVH Corp.	4,600	696,578
Ralph Lauren Corp.	3,400	380,120
Swatch Group AG (The) (Switzerland)	200	16,772
Tapestry, Inc.	16,100	847,021
Under Armour, Inc. (Class A Stock)*(a)	9,600	156,960
Under Armour, Inc. (Class C Stock)*(a)	9,474	135,952
VF Corp.	18,200	1,348,984
		10,181,742
	Shares	Value
Common Stocks (continued)
Tobacco — 0.6%
Altria Group, Inc.	106,400	$ 6,630,848
British American Tobacco PLC (United Kingdom)	5,578	322,446
Imperial Brands PLC (United Kingdom)	3,545	120,705
Japan Tobacco, Inc. (Japan)	4,000	114,268
Philip Morris International, Inc.	86,300	8,578,220
Swedish Match AB (Sweden)	9,492	430,156
		16,196,643
Trading Companies & Distributors — 0.2%
Brenntag AG (Germany)	388	23,099
Fastenal Co.(a)	16,500	900,735
Ferguson PLC (Switzerland)	903	67,914
ITOCHU Corp. (Japan)(a)	24,400	476,463
Marubeni Corp. (Japan)	25,800	188,405
Mitsubishi Corp. (Japan)	10,000	269,191
Mitsui & Co. Ltd. (Japan)	6,700	115,293
Sumitomo Corp. (Japan)	9,000	150,773
Toyota Tsusho Corp. (Japan)	700	23,656
United Rentals, Inc.*	4,900	846,377
W.W. Grainger, Inc.(a)	2,900	818,583
		3,880,489
Transportation Infrastructure — 0.0%
Abertis Infraestructuras SA (Spain)	2,121	47,548
Aena SME SA (Spain), 144A	244	49,201
Atlantia SpA (Italy)	8,633	267,506
Auckland International Airport Ltd. (New Zealand)	3,482	15,451
Fraport AG Frankfurt Airport Services Worldwide (Germany)	149	14,705
Transurban Group (Australia)	7,516	66,281
		460,692
Water Utilities — 0.0%
American Water Works Co., Inc.	10,300	845,939
Severn Trent PLC (United Kingdom)	864	22,368
		868,307
Wireless Telecommunication Services — 0.0%
KDDI Corp. (Japan)	6,500	167,404
NTT DOCOMO, Inc. (Japan)	1,200	30,592
Vodafone Group PLC (United Kingdom)	205,428	562,056
		760,052

Total Common Stocks (cost $472,248,005)		1,311,638,916
Preferred Stocks — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	212	19,894
Volkswagen AG (Germany) (PRFC)	2,500	498,286
		518,180

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Banks — 0.1%
Citigroup Capital XIII 8.137%, (Capital Security, fixed to floating preferred)	20,000	$ 543,800
State Street Corp. 5.350%, (Capital Security, fixed to floating preferred)	30,000	803,700
		1,347,500
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	647	85,050

Total Preferred Stocks (cost $1,674,151)		1,950,730
Exchange Traded Funds — 0.3%
iShares Core S&P 500 ETF	29,000	7,695,730
iShares MSCI EAFE ETF	6,359	443,095

Total Exchange Traded Funds (cost $7,869,189)		8,138,825

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 6.6%
Automobiles — 2.2%
AmeriCredit Automobile Receivables Trust,
Series 2016-03, Class A2B, 1 Month LIBOR + 0.560%
2.271%(c)	11/08/19	24	24,503
Series 2016-04, Class C
2.410%	07/08/22	800	786,750
Series 2017-03, Class C
2.690%	06/19/23	750	739,701
Series 2017-04, Class C
2.600%	09/18/23	1,500	1,472,632
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-01A, Class A, 144A
1.920%	09/20/19	1,475	1,472,276
Series 2015-01A, Class A, 144A
2.500%	07/20/21	2,800	2,769,640
Series 2015-02A, Class A, 144A
2.630%	12/20/21	3,200	3,170,113
Drive Auto Receivables Trust,
Series 2018-01, Class B
2.880%	02/15/22	1,300	1,297,821
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	2,254	2,241,561
Series 2017-02, Class A2, 144A
1.970%	01/20/23	1,700	1,687,673
Ford Credit Auto Owner Trust,
Series 2016-02, Class A, 144A
2.030%	12/15/27	2,600	2,527,482
Series 2017-01, Class A, 144A
2.620%	08/15/28	4,400	4,347,719
Series 2017-02, Class A, 144A
2.360%	03/15/29	4,200	4,081,581
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Ford Credit Floorplan Master Owner Trust A,
Series 2017-03, Class A
2.480%	09/15/24	3,300	$ 3,240,948
Series 2018-02, Class A
3.170%	03/15/25	9,700	9,733,226
GMF Floorplan Owner Revolving Trust,
Series 2015-01, Class A2, 144A, 1 Month LIBOR + 0.500%
2.277%(c)	05/15/20	1,600	1,600,614
Series 2016-01, Class A2, 144A, 1 Month LIBOR + 0.850%
2.627%(c)	05/17/21	1,700	1,711,424
Hertz Vehicle Financing II LP,
Series 2016-01A, Class A, 144A
2.320%	03/25/20	2,400	2,387,189
OneMain Direct Auto Receivables Trust,
Series 2016-01A, Class A, 144A
2.040%	01/15/21	96	95,556
Series 2017-01A, Class A, 144A
2.160%	10/15/20	5,341	5,312,117
Series 2017-02A, Class B, 144A
2.550%	11/14/23	2,300	2,259,171
Series 2017-02A, Class C, 144A
2.820%	07/15/24	600	589,998
Santander Drive Auto Receivables Trust,
Series 2018-01, Class C
2.960%	03/15/24	900	895,457
			54,445,152
Collateralized Loan Obligations — 1.6%
ALM Ltd. (Cayman Islands),
Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%
2.772%(c)	04/16/27	1,000	1,000,752
Apidos CLO Ltd. (Cayman Islands),
Series 2014-17A, Class A1R, 144A, 3 Month LIBOR + 1.310%
3.041%(c)	04/17/26	420	420,523
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.002%(c)	07/15/29	500	502,630
Battalion CLO Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.140%
2.885%(c)	10/22/25	194	194,511
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340%
3.074%(c)	07/18/30	1,000	1,006,173
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%
2.972%(c)	07/15/29	1,000	1,005,128
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820%
2.524%(c)	01/17/28	1,000	999,428
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250%
2.972%(c)	04/15/29	2,500	2,510,442
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1AR, 144A, 3 Month LIBOR + 1.150%
2.910%(c)	07/27/26	750	750,108
Elevation CLO Ltd. (Cayman Islands),
Series 2015-04A, Class A, 144A, 3 Month LIBOR + 1.550%
3.284%(c)	04/18/27	1,000	1,007,391

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%
3.035%(c)	04/15/31	1,000	$ 1,000,963
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%
2.845%(c)	02/05/31	250	250,593
ICG US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%
2.597%(c)	10/23/29	1,250	1,257,304
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A, 144A, 3 Month LIBOR + 1.540%
3.262%(c)	04/15/27	250	250,294
KVK CLO Ltd. (Cayman Islands),
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.200%
2.922%(c)	10/15/26	2,500	2,504,585
Magnetite Ltd. (Cayman Islands),
Series 2014-11A, Class A1R, 144A, 3 Month LIBOR + 1.120%
2.854%(c)	01/18/27	2,000	2,001,380
Mill Creek CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.750%
3.495%(c)	04/20/28	1,250	1,272,592
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.017%(c)	10/30/30	750	754,415
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%
3.192%(c)	05/21/29	2,000	2,010,386
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220%
2.633%(c)	11/14/29	500	501,815
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05A, Class AR, 144A, 3 Month LIBOR + 1.140%
2.933%(c)	05/07/26	2,500	2,503,401
Sound Point CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.880%
2.625%(c)	07/20/27	1,000	999,702
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%
3.031%(c)	07/17/26	2,500	2,501,070
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.700%
3.445%(c)	07/20/28	1,750	1,754,351
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%
2.952%(c)	07/15/29	1,000	1,003,514
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%
3.445%(c)	10/25/28	2,500	2,503,981
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320%
3.065%(c)	07/25/29	1,000	1,005,960
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%
2.908%(c)	01/25/31	1,750	1,760,900
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1, 144A, 3 Month LIBOR + 1.120%
2.842%(c)	07/15/25	1,364	1,364,331
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%
2.602%(c)	07/15/27	1,000	999,983
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%
3.065%(c)	04/20/29	1,500	$ 1,507,487
West CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.160%
2.953%(c)	11/07/25	1,368	1,367,770
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%
3.092%(c)	07/15/29	1,250	1,258,099
			41,731,962
Consumer Loans — 0.4%
OneMain Financial Issuance Trust,
Series 2015-02A, Class A, 144A
2.570%	07/18/25	1,028	1,026,360
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800%
2.565%(c)	09/14/32	2,300	2,306,474
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	1,613	1,610,368
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	4,118	4,121,911
			9,065,113
Credit Cards — 0.6%
American Express Credit Account Master Trust,
Series 2017-02, Class A, 1 Month LIBOR + 0.450%
2.227%(c)	09/16/24	4,500	4,540,773
Series 2017-05, Class A, 1 Month LIBOR + 0.380%
2.157%(c)	02/18/25	500	502,696
Citibank Credit Card Issuance Trust,
Series 2017-A05, Class A5, 1 Month LIBOR + 0.620%
2.474%(c)	04/22/26	2,700	2,718,531
Series 2017-A07, Class A7, 1 Month LIBOR + 0.370%
2.081%(c)	08/08/24	2,800	2,809,512
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	2,800	2,718,008
Series 2017-A05, Class A5, 1 Month LIBOR + 0.600%
2.377%(c)	12/15/26	1,900	1,916,307
			15,205,827
Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	2,500	2,459,425
Series 2017-B, Class A4, 144A
2.410%	11/15/24	1,300	1,272,013
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,100	2,041,338
			5,772,776
Home Equity Loans — 0.2%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650%
3.522%(c)	03/25/33	141	140,779

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.200%
3.072%(c)	05/25/33	83	$ 82,103
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900%
2.772%(c)	07/25/32	154	154,400
Series 2002-NC04, Class M1, 1 Month LIBOR + 1.275%
3.147%(c)	09/25/32	2,094	2,082,945
New Residential Mortgage Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	1,650	1,677,347
			4,137,574
Other — 0.0%
Sierra Timeshare Receivables Funding LLC,
Series 2013-03A, Class A, 144A
2.200%	10/20/30	651	649,063
SVO VOI Mortgage LLC,
Series 2012-AA, Class A, 144A
2.000%	09/20/29	345	338,962
			988,025
Residential Mortgage-Backed Securities — 0.8%
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%
4.814%(c)	12/26/46	3,167	3,269,204
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB06, Class A3
3.715%	07/25/35	302	301,064
CSMC Trust,
Series 2017-06R, Class A1, 144A
3.214%	03/06/47	1,507	1,516,398
CWABS, Inc. Asset-Backed Certificates,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750%
2.622%(c)	03/25/34	1,189	1,195,272
Equity One Mortgage Pass-Through Trust,
Series 2004-03, Class M1
4.633%	07/25/34	292	289,087
Fremont Home Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.855%
2.727%(c)	07/25/34	506	508,376
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795%
2.667%(c)	06/25/34	300	296,528
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61	2,549	2,518,931
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57	1,622	1,598,114
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600%
2.472%(c)	02/25/57	4,007	4,021,066
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57	3,560	3,507,696
VOLT LVII LLC,
Series 2017-NPL04, Class A1, 144A
3.375%	04/25/47	272	271,377
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
VOLT LX LLC,
Series 2017-NPL07, Class A1, 144A
3.250%	06/25/47	355	$ 353,639
			19,646,752
Student Loans — 0.6%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42	2,786	2,734,829
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44	1,800	1,803,171
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42	1,500	1,471,605
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	3,300	3,290,970
SoFi Professional Loan Program Trust,
Series 2018-B, Class A1FX, 144A
2.640%	08/25/47	2,200	2,194,296
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	3,200	3,214,159
			14,709,030

Total Asset-Backed Securities (cost $165,815,232)			165,702,211
Bank Loan — 0.0%
Software
Dell International LLC,
Replacement Term A-3 Loan, 1 Month LIBOR + 1.500%,
3.380%	12/31/18	337	336,669
(cost $333,414)
Commercial Mortgage-Backed Securities — 6.9%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	3,100	2,992,283
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,600	3,662,124
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A3
3.014%	05/10/58	2,500	2,401,818
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class A3
2.815%	04/10/46	900	884,383
Series 2014-GC21, Class A4
3.575%	05/10/47	2,090	2,117,091
Series 2016-C01, Class A3
2.944%	05/10/49	2,700	2,603,137
Series 2017-P07, Class A3
3.442%	04/14/50	4,000	3,973,015
Commercial Mortgage Trust,
Series 2012-CR05, Class A3
2.540%	12/10/45	1,000	973,624

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2013-CR07, Class A3
2.929%	03/10/46	1,055	$ 1,046,480
Series 2014-CR15, Class A2
2.928%	02/10/47	1,830	1,835,063
Series 2014-CR18, Class A4
3.550%	07/15/47	2,100	2,124,274
Series 2014-LC17, Class A4
3.648%	10/10/47	5,000	5,080,671
Series 2014-UBS03, Class A2
2.844%	06/10/47	1,700	1,702,555
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,500	2,524,824
Series 2017-C08, Class A3
3.127%	06/15/50	3,800	3,666,214
Fannie Mae-Aces,
Series 2014-M02, Class A2
3.513%(cc)	12/25/23	1,925	1,974,025
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	4,042	3,954,351
Series 2015-M17, Class A2
2.938%(cc)	11/25/25	3,000	2,971,130
Series 2016-M07, Class AB2
2.385%	09/25/26	1,800	1,684,247
Series 2017-M01, Class A2
2.417%(cc)	10/25/26	1,600	1,510,885
Series 2017-M04, Class A2
2.597%(cc)	12/25/26	8,600	8,208,180
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	5,900	5,808,595
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.423%(cc)	05/25/22	19,689	944,450
Series K021, Class X1, IO
1.462%(cc)	06/25/22	5,450	275,155
Series K045, Class A2
3.023%	01/25/25	4,965	4,955,524
Series K048, Class A2
3.284%(cc)	06/25/25	3,650	3,697,588
Series K055, Class X1, IO
1.367%(cc)	03/25/26	4,638	415,993
Series K064, Class AM
3.327%(cc)	03/25/27	4,200	4,212,053
Series K068, Class AM
3.315%	08/25/27	4,100	4,096,773
Series K069, Class A2
3.187%(cc)	09/25/27	3,500	3,483,323
Series K069, Class AM
3.248%(cc)	09/25/27	750	745,287
Series K070, Class A2
3.303%(cc)	11/25/27	5,200	5,223,786
Series K070, Class AM
3.364%(cc)	12/25/27	1,100	1,105,941
Series K072, Class A2
3.444%	12/25/27	1,400	1,419,065
Series K074, Class A2
3.600%	01/25/28	8,550	8,776,832
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K710, Class X1, IO
1.731%(cc)	05/25/19	15,121	$ 209,387
Series K711, Class X1, IO
1.681%(cc)	07/25/19	16,129	229,047
Series KS03, Class A4
3.161%(cc)	05/25/25	1,900	1,891,683
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	3,000	2,949,074
Series 2015-GC34, Class A3
3.244%	10/10/48	4,800	4,725,567
Series 2016-GS03, Class A3
2.592%	10/10/49	4,200	3,939,915
Series 2016-GS04, Class A3
3.178%	11/10/49	4,000	3,912,316
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	1,100	1,101,511
Series 2015-C27, Class A3A1
2.920%	02/15/48	5,000	4,842,908
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	5,581	5,506,781
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	2,500	2,396,108
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A3
3.139%	06/15/45	344	344,119
Series 2012-LC09, Class A4
2.611%	12/15/47	1,500	1,478,252
Series 2013-C10, Class A4
2.875%	12/15/47	1,533	1,525,617
Series 2013-C16, Class A2
3.070%	12/15/46	622	622,698
Series 2013-LC11, Class A4
2.694%	04/15/46	863	843,186
LB-UBS Commercial Mortgage Trust,
Series 2007-C06, Class AM
6.114%(cc)	07/15/40	632	631,117
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	1,080	1,064,825
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3
3.540%	12/15/48	5,000	5,020,448
Series 2016-UB11, Class A3
2.531%	08/15/49	6,300	5,863,370
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	2,500	2,489,524
Series 2017-C05, Class A4
3.212%	11/15/50	5,000	4,854,880
Series 2018-C09, Class A3
3.854%	03/15/51	1,800	1,827,945

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45	1,400	$ 1,381,424
Series 2013-C05, Class A3
2.920%	03/10/46	3,089	3,059,184
Series 2013-C06, Class A3
2.971%	04/10/46	1,498	1,488,901
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class XB, IO
1.341%(cc)	08/15/49	9,000	854,763
Series 2016-NXS06, Class A3
2.642%	11/15/49	4,500	4,235,336
Series 2017-C38, Class A4
3.190%	07/15/50	3,300	3,211,893

Total Commercial Mortgage-Backed Securities (cost $180,138,399)			175,552,518
Corporate Bonds — 10.2%
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
3.222%	08/15/24	2,685	2,588,673
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19	690	733,128
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
8.125%	06/23/19	290	307,811
			3,629,612
Airlines — 0.2%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	2,315	2,260,269
Continental Airlines 2001-1 Class A-1 Pass-Through Trust,
Pass-Through Certificates
6.703%	12/15/22	17	18,045
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21	457	482,219
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22	424	434,363
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	323	328,613
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	233	257,536
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	256	259,459
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	508	516,738
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	1,300	$ 1,291,529
			5,848,771
Auto Manufacturers — 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	1,090	993,994
5.291%	12/08/46	1,825	1,784,660
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	1,065	1,169,689
6.600%	04/01/36	585	670,445
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24	1,700	1,685,566
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN
2.850%	01/15/21	2,300	2,277,456
			8,581,810
Auto Parts & Equipment — 0.1%
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
3.625%	06/15/24	1,690	1,707,580
Banks — 2.8%
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%	12/31/49	275	294,938
Jr. Sub. Notes, Series K, 3 Month LIBOR + 3.630%
5.397%(c)	12/31/49	2,100	2,100,000
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	1,520	1,515,558
3.500%	04/19/26	4,770	4,686,611
Sr. Unsec’d. Notes, MTN
4.000%	04/01/24	745	761,284
4.443%	01/20/48	270	281,866
5.650%	05/01/18	105	105,265
Sub. Notes, MTN
4.000%	01/22/25	1,700	1,696,656
Bank of America NA,
Sub. Notes
6.000%	10/15/36	805	993,312
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23	320	317,221
4.337%	01/10/28	450	446,218
4.375%	01/12/26	1,205	1,206,250
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%	12/31/49	1,590	1,647,653
Jr. Sub. Notes, Series R
6.125%	12/31/49	945	994,235
Jr. Sub. Notes, Series T
6.250%	12/31/49	640	676,000

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
3.700%	01/12/26	1,610	$ 1,589,892
4.281%	04/24/48	630	637,523
8.125%	07/15/39	850	1,287,159
Sub. Notes
4.450%	09/29/27	1,485	1,502,578
4.750%	05/18/46	440	447,103
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28	980	982,303
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	1,240	1,225,613
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
1.875%	09/15/21	1,000	967,027
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	595	597,254
Sub. Notes
7.000%	04/15/20	485	518,275
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%	12/31/49	1,800	1,847,844
Jr. Sub. Notes, Series O
5.300%	12/31/49	560	561,400
Sr. Unsec’d. Notes
3.750%	02/25/26	1,165	1,144,659
3.814%	04/23/29	440	431,321
3.850%	01/26/27	2,625	2,591,966
5.750%	01/24/22	3,265	3,532,912
Sub. Notes
6.750%	10/01/37	1,100	1,377,985
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.875%	01/14/22	1,230	1,292,719
5.100%	04/05/21	920	968,287
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I
7.900%	12/31/49	2,000	2,010,200
Jr. Sub. Notes, Series X
6.100%	12/31/49	1,175	1,233,750
Sr. Unsec’d. Notes
3.964%	11/15/48	2,865	2,757,503
4.032%	07/24/48	200	193,668
4.250%	10/15/20	1,660	1,708,184
Sub. Notes
3.875%	09/10/24	3,525	3,519,148
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, 144A, MTN
5.800%	01/13/20	1,770	1,854,549
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.900%	02/06/25	2,385	2,307,882
Morgan Stanley,
Jr. Sub. Notes, Series H
5.450%	12/31/49	640	651,533
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
4.375%	01/22/47	1,420	$ 1,453,126
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	625	616,068
3.772%	01/24/29	795	782,695
6.625%	04/01/18	100	100,000
Sr. Unsec’d. Notes, MTN
3.971%	07/22/38	440	429,850
6.375%	07/24/42	640	828,063
Sub. Notes, GMTN
4.350%	09/08/26	3,050	3,071,744
National City Corp.,
Sub. Notes
6.875%	05/15/19	2,687	2,804,720
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A, MTN(original cost $1,585,580; purchased 09/09/15)(f)
1.875%	09/17/18	1,590	1,585,251
PNC Bank NA,
Sr. Unsec’d. Notes
1.950%	03/04/19(a)	455	452,126
			69,586,947
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	2,005	2,121,420
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	1,527	1,576,273
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.150%	03/01/47	30	29,376
5.650%	12/01/41	110	130,651
			1,736,300
Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	1,135	1,149,188
Chemicals — 0.2%
Celanese US Holdings LLC,
Gtd. Notes
5.875%	06/15/21	1,160	1,245,972
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	445	403,415
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.500%	07/19/22	1,915	1,851,543
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.625%	10/01/44	5	5,138
9.400%	05/15/39	30	48,330

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55	955	$ 932,426
5.000%	04/15/19	201	204,044
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33(a)	265	280,598
5.625%	11/15/43	295	308,437
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/25	500	597,887
			5,877,790
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	875	823,322
7.000%	10/15/37	390	508,303
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	410	395,650
5.875%	09/15/26	400	416,000
			2,143,275
Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.850%	05/11/24	3,310	3,226,547
3.200%	05/13/25	2,400	2,374,652
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19	825	828,732
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18	545	545,560
Seagate HDD Cayman,
Gtd. Notes
3.750%	11/15/18	455	457,684
			7,433,175
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.750%	05/15/19	600	603,756
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	1,300	1,302,324
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A, MTN
2.750%	11/02/27	750	727,889
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	900	900,904
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	465	515,702
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes
5.250%	02/06/12(d)	1,850	$ 74,000
6.875%	05/02/18(d)	700	28,840
Navient Corp.,
Sr. Unsec’d. Notes, MTN
8.450%	06/15/18	295	297,507
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A
2.650%	02/16/21	1,775	1,772,282
U.S. Gov’t. Gtd. Notes
1.875%	07/15/18	55	54,998
2.450%	07/15/24	285	278,147
3.250%	06/15/25	255	261,382
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20	2,175	2,151,994
			8,969,725
Electric — 1.0%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	530	700,988
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	332	423,120
Black Hills Corp.,
Sr. Unsec’d. Notes
2.500%	01/11/19	950	949,284
CenterPoint Energy Houston Electric LLC,
General Ref. Mtge.
6.950%	03/15/33	300	401,122
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.500%	12/01/39	145	174,633
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	2,470	2,522,643
Duke Energy Carolinas LLC,
First Mtge.
6.050%	04/15/38	530	679,229
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	845	983,312
Eversource Energy,
Sr. Unsec’d. Notes
4.500%	11/15/19	605	621,309
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	2,397	2,373,974
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	1,375	1,499,590
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	265	304,126

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Florida Power & Light Co.,
First Mtge.
5.950%	10/01/33	380	$ 473,689
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	140	168,410
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A
9.375%	01/28/20	1,000	1,091,510
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	575	563,398
Monongahela Power Co.,
First Mtge., 144A
4.100%	04/15/24	1,560	1,615,821
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
4.881%	08/15/19	545	559,217
Northern States Power Co.,
First Mtge.
3.600%	09/15/47	1,035	987,350
NRG Energy, Inc.,
Gtd. Notes
7.250%	05/15/26	685	724,593
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47	980	945,218
5.000%	03/15/44	495	542,529
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21	1,260	1,255,508
Public Service Co. of New Mexico,
Sr. Unsec’d. Notes
7.950%	05/15/18	135	135,847
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.000%	05/15/27	675	649,279
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	515	639,875
Southern California Edison Co.,
First Ref. Mtge.
4.000%	04/01/47	350	348,953
First Ref. Mtge., Series C
3.600%	02/01/45	690	645,837
State Grid Overseas Investment 2014 Ltd. (China),
Gtd. Notes, 144A
2.750%	05/07/19	500	498,956
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	529,076
			24,008,396
Entertainment — 0.0%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20	800	814,520
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	1,510	$ 1,393,788
4.375%	06/01/46	360	330,115
Kroger Co. (The),
Sr. Unsec’d. Notes
4.450%	02/01/47(a)	240	226,908
4.650%	01/15/48(a)	1,270	1,235,805
			3,186,616
Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Gtd. Notes, 144A
5.400%	11/01/20	275	290,724
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41	1,270	1,454,251
			1,744,975
Gas — 0.1%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43	45	48,187
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	2,355	2,275,958
			2,324,145
Healthcare-Products — 0.2%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27	3,370	3,253,655
3.734%	12/15/24	372	365,766
Medtronic, Inc.,
Gtd. Notes
4.375%	03/15/35	997	1,057,831
			4,677,252
Healthcare-Services — 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	480	606,160
6.750%	12/15/37	1,050	1,354,940
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	330	334,334
4.650%	01/15/43	260	261,888
Centene Corp.,
Sr. Unsec’d. Notes
5.625%	02/15/21	1,100	1,130,250
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20	435	442,460
HCA, Inc.,
Sr. Sec’d. Notes
4.500%	02/15/27(a)	700	675,500
5.250%	04/15/25	350	357,770

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	670	$ 693,032
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22	160	159,228
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45	340	347,290
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42	440	432,036
6.625%	11/15/37	410	548,279
			7,343,167
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26(a)	2,010	1,989,931
Insurance — 0.5%
Allied World Assurance Co. Holdings Ltd.,
Gtd. Notes
5.500%	11/15/20	480	504,516
American International Group, Inc.,
Sr. Unsec’d. Notes
4.500%	07/16/44	1,910	1,885,233
AXIS Specialty Finance LLC,
Gtd. Notes
5.875%	06/01/20	990	1,041,085
Chubb Corp. (The),
Gtd. Notes, 3 Month LIBOR + 2.250%
3.972%(c)	03/29/67	1,260	1,259,622
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22	635	675,748
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42	215	270,623
7.000%	03/15/34	910	1,143,669
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	701	846,837
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43	165	174,411
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	650	881,842
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	350	443,332
Ohio National Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/30/20	640	680,797
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	105	108,527
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Progressive Corp. (The),
Sr. Unsec’d. Notes
3.700%	01/26/45	570	$ 537,573
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,430	1,430,223
6.850%	12/16/39	122	162,790
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	315	332,846
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
6.150%	08/15/19	575	599,014
			12,978,688
Lodging — 0.2%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/19	490	490,343
3.250%	09/15/22	805	798,129
6.750%	05/15/18	2,700	2,713,008
			4,001,480
Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,060	1,121,336
Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37	250	309,605
6.900%	08/15/39	35	47,051
7.625%	11/30/28	1,265	1,638,459
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	1,225	1,210,508
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	05/01/25	720	709,200
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35	630	703,742
6.484%	10/23/45	1,000	1,097,686
Comcast Cable Holdings LLC,
Gtd. Notes
9.875%	06/15/22	1,440	1,763,146
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37	125	124,578
5.200%	09/20/47	450	449,038
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	270	268,253
Time Warner, Inc.,
Gtd. Notes
3.800%	02/15/27	585	565,596

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Viacom, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44	340	$ 344,124
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	850	862,750
			10,093,736
Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43	180	207,936
Gtd. Notes, 144A
6.250%	10/19/75	315	331,537
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45	400	451,883
6.750%	04/16/40	300	370,634
			1,361,990
Miscellaneous Manufacturing — 0.0%
Actuant Corp.,
Gtd. Notes
5.625%	06/15/22	1,040	1,053,000
Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.000%	05/10/19	1,065	1,057,017
2.125%	09/27/21	1,195	1,159,031
2.750%	01/06/23	385	376,834
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	855	828,987
4.375%	02/11/20	800	824,189
			4,246,058
Oil & Gas — 0.7%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.677%(s)	10/10/36	1,000	422,669
6.450%	09/15/36	1,040	1,246,925
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	850	855,560
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47	150	159,206
ConocoPhillips Co.,
Gtd. Notes
4.950%	03/15/26	1,280	1,397,253
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45	85	90,340
5.600%	07/15/41	225	253,302
Encana Corp. (Canada),
Sr. Unsec’d. Notes
6.500%	02/01/38	240	289,956
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	830	$ 814,355
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	255	260,100
6.510%	03/07/22	440	473,306
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25	1,555	1,614,496
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22	400	398,340
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	925	966,886
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.750%	02/01/29	610	590,254
Gtd. Notes, 144A
5.299%	01/27/25	535	528,313
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.375%	03/13/22	330	343,035
5.500%	01/21/21	1,295	1,348,095
6.500%	06/02/41	955	947,838
8.625%	12/01/23	350	404,490
Gtd. Notes, MTN
6.750%	09/21/47	1,405	1,421,691
6.875%	08/04/26	1,000	1,099,000
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
6.875%	05/01/18	1,450	1,455,093
Sinopec Group Overseas Development 2015 Ltd. (China),
Gtd. Notes, 144A
2.500%	04/28/20	1,000	985,093
			18,365,596
Oil & Gas Services — 0.1%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25	2,170	2,206,621
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
4.375%	12/15/20	465	472,557
WestRock RKT Co.,
Gtd. Notes
4.900%	03/01/22	675	710,333
			1,182,890
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	950	936,248
4.500%	05/14/35	1,595	1,633,603

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Allergan Funding SCS,
Gtd. Notes
3.800%	03/15/25(a)	380	$ 373,306
4.550%	03/15/35	1,625	1,590,844
4.750%	03/15/45(a)	144	141,270
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	230	233,112
5.050%	03/25/48	385	404,938
5.125%	07/20/45	590	625,797
5.300%	12/05/43	170	183,841
			6,122,959
Pipelines — 0.3%
DCP Midstream Operating LP,
Gtd. Notes, 144A
5.350%	03/15/20	473	486,007
Energy Transfer Partners LP,
Gtd. Notes
4.650%	06/01/21	610	628,214
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	02/15/26	215	213,054
3.750%	02/15/25	1,055	1,059,726
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,140	1,132,930
4.875%	06/01/25	2,275	2,375,445
5.200%	03/01/47	25	26,125
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	130	156,669
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47	640	649,373
Williams Partners LP,
Sr. Unsec’d. Notes
4.850%	03/01/48	230	227,672
4.900%	01/15/45	1,100	1,084,652
			8,039,867
Real Estate Investment Trusts (REITs) — 0.0%
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	03/15/22	190	190,753
Retail — 0.2%
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22	1,000	1,037,500
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
6.500%	03/15/29	116	143,379
Macy’s Retail Holdings, Inc.,
Gtd. Notes
3.875%	01/15/22(a)	300	300,255
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.700%	01/30/26	1,925	$ 1,935,850
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	1,020	1,008,525
Target Corp.,
Sr. Unsec’d. Notes
3.500%	07/01/24	265	269,091
			4,694,600
Savings & Loans — 0.0%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22	1,195	1,205,949
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	1,555	1,512,368
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.750%	03/15/23	1,200	1,234,500
			2,746,868
Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.625%	10/15/20	915	926,494
Microsoft Corp.,
Sr. Unsec’d. Notes
4.000%	02/12/55	360	365,653
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34	700	739,007
			2,031,154
Telecommunications — 0.4%
AT&T Corp.,
Gtd. Notes
8.250%	11/15/31	10	13,297
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	3,130	3,015,904
4.500%	05/15/35	225	220,985
4.500%	03/09/48	12	11,153
4.550%	03/09/49	479	447,684
4.900%	08/14/37	305	306,722
5.150%	03/15/42	520	535,738
5.300%	08/14/58	345	347,884
5.350%	09/01/40	113	118,608
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.125%(cc)	12/15/30	350	511,403
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	600	630,000
9.000%	11/15/18	800	825,000

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	1,225	$ 1,217,344
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	08/10/33	865	875,659
			9,077,381
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	735	922,392
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	690	856,654
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	120	134,129
			1,913,175

Total Corporate Bonds (cost $254,802,124)			257,508,696
Municipal Bonds — 0.7%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Revenue Bonds, BABs
4.263%	09/15/32	180	187,439
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	1,305	1,833,212
California Educational Facilities Authority,
Revenue Bonds, Series U-07, BABs
5.000%	06/01/46	550	720,588
State of California,
GO , BABs
7.300%	10/01/39	1,250	1,822,937
7.500%	04/01/34	350	504,840
7.550%	04/01/39	245	373,057
7.625%	03/01/40	205	312,180
			5,566,814
Colorado — 0.0%
Regional Transportation District,
Revenue Bonds, Series 2010-B, BABs
5.844%	11/01/50	565	739,184
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs
6.395%	01/01/40	970	1,315,408
State of Illinois,
GO, Series D, BABs
5.000%	11/01/22	2,305	2,409,301
			3,724,709
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New Jersey — 0.1%
New Jersey Turnpike Authority,
Revenue Bonds, Series F, BABs
7.414%	01/01/40	1,000	$ 1,472,890
New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds, BABs
5.767%	08/01/36	1,100	1,337,490
Ohio — 0.0%
Ohio State University (The),
Revenue Bonds, BABs
4.910%	06/01/40	415	486,318
Ohio Water Development Authority Water Pollution Control Loan Fund,
Revenue Bonds, BABs
4.879%	12/01/34	275	304,953
			791,271
Oregon — 0.0%
State of Oregon Department of Transportation,
Revenue Bonds, Series A, BABs
5.834%	11/15/34	425	530,005
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, Series B, BABs
5.511%	12/01/45	505	636,911
Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Authority,
Revenue Bonds, BABs
6.731%	07/01/43	945	1,287,326
Texas — 0.1%
University of Texas System (The),
Revenue Bonds, Series F, Rfdg.
5.000%	08/15/47	1,100	1,405,976
Virginia — 0.0%
University of Virginia,
Revenue Bonds, Series C
4.179%	09/01/2117	355	355,362

Total Municipal Bonds (cost $14,820,489)			18,035,377
Residential Mortgage-Backed Securities — 1.5%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/19	90	90,328
Banc of America Funding Trust,
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30	919	912,213
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
3.692%(cc)	02/25/35	167	165,827
Series 2005-B, Class 2A1
3.908%(cc)	03/25/35	185	180,609

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Bayview Opportunity Master Fund IVb Trust,
Series 2017-CRT01, Class M, 144A, 1 Month LIBOR + 2.150%
4.027%(c)	10/25/28	910	$ 911,374
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%
3.572%(c)	10/25/27	574	577,040
Chase Mortgage Finance Trust Series,
Series 2007-A01, Class 1A5
3.714%(cc)	02/25/37	348	350,207
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%
3.664%(c)	12/25/57	1,476	1,492,264
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%
3.664%(c)	01/25/57	3,054	3,115,829
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	1,385	1,359,269
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	2,781	2,776,104
Fannie Mae Connecticut Avenue Securities,
Series 2016-C02, Class 1M1, 1 Month LIBOR + 2.150%
4.022%(c)	09/25/28	382	384,888
Series 2016-C03, Class 2M1, 1 Month LIBOR + 2.200%
4.072%(c)	10/25/28	445	448,061
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.322%(c)	01/25/29	787	793,053
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M1, 1 Month LIBOR + 0.900%
2.772%(c)	10/25/27	444	444,744
Series 2016-DNA01, Class M1, 1 Month LIBOR + 1.450%
3.322%(c)	07/25/28	55	55,445
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300%
3.172%(c)	03/25/29	950	960,703
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250%
4.122%(c)	11/25/28	830	850,570
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200%
3.072%(c)	07/25/29	2,149	2,167,632
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750%
2.622%(c)	03/25/30	3,634	3,644,852
Holmes Master Issuer PLC (United Kingdom),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 0.360%
2.146%(c)	10/15/54	1,600	1,599,098
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
3.739%(cc)	07/25/35	177	179,625
Lanark Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A, 144A, 3 Month LIBOR + 0.420%
2.236%(c)	12/22/69	1,400	1,400,109
Lehman XS Trust,
Series 2006-GP04, Class 1A1, 1 Month LIBOR + 0.205%
2.077%(c)	08/25/46	2,286	2,189,840
LSTAR Securities Investment Ltd.,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%
3.887%(c)	04/01/22^	1,221	1,222,964
Series 2017-04, Class A, 144A, 1 Month LIBOR + 2.000%
3.887%(c)	05/01/22	3,919	3,919,652
Series 2017-05, Class A, 144A, 1 Month LIBOR + 2.000%
3.887%(c)	05/01/22	2,657	2,656,326
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2017-06, Class A, 144A, 1 Month LIBOR + 1.750%
3.637%(c)	09/01/22		1,165	$ 1,169,414
Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%
3.537%(c)	11/01/22		1,212	1,215,222
MASTR Alternative Loan Trust,
Series 2004-04, Class 4A1
5.000%	04/25/19		9	8,956
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
3.689%(cc)	02/25/34		232	233,809
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-01, Class 3A
5.000%	03/25/20		53	52,656

Total Residential Mortgage-Backed Securities (cost $37,319,809)				37,528,683
Sovereign Bonds — 1.3%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		3,145	2,972,025
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		220	221,760
4.375%	07/12/21		400	414,000
7.375%	09/18/37		450	576,000
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		745	721,853
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20		265	276,024
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	380,372
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.375%	03/29/21		1,760	1,916,288
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.350%	01/11/48		1,235	1,177,489
Sr. Unsec’d. Notes, 144A
3.375%	07/30/25	EUR	1,200	1,620,593
Sr. Unsec’d. Notes, 144A, MTN
2.150%	07/18/24	EUR	1,510	1,913,721
5.875%	01/15/24		750	824,100
Sr. Unsec’d. Notes, MTN
4.750%	01/08/26		350	365,572
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.500%	07/21/21		600	573,402
2.125%	06/01/20		400	394,828
2.125%	07/21/20		1,000	985,965
2.125%	11/16/20		1,200	1,179,429
2.250%	02/24/20		600	594,931

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	04/13/21	600	$ 584,436
2.125%	10/25/23	1,000	946,902
2.625%	04/20/22	1,400	1,377,197
Kingdom of Belgium Government International Bond (Belgium),
Sr. Unsec’d. Notes, 144A, EMTN
1.125%	08/03/19	1,200	1,180,195
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23	438	448,512
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	366	355,935
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25	490	493,185
4.000%	09/22/24	395	405,467
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	480	465,781
3.300%	03/15/28	1,105	1,112,848
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22	575	558,976
2.550%	02/12/21	365	362,975
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	955	923,351
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21	980	943,740
2.875%	03/04/23	1,285	1,236,432
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes, GMTN
1.750%	03/10/21	2,385	2,322,792
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22	1,200	1,171,165
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20	1,260	1,335,008
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50	490	502,250

Total Sovereign Bonds (cost $34,182,754)			33,835,499
U.S. Government Agency Obligations — 9.3%
Federal Home Loan Bank
5.500%	07/15/36(k)	850	1,132,732
Federal Home Loan Mortgage Corp.
2.000%	01/01/32	482	460,853
2.500%	03/01/30	661	648,451
3.000%	TBA	7,500	7,302,832
3.000%	10/01/28	544	543,860
3.000%	06/01/29	1,047	1,046,229
3.000%	01/01/37	285	282,799
3.000%	06/01/42	449	441,572
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	10/01/42	1,050	$ 1,031,736
3.000%	01/01/43	945	928,801
3.000%	07/01/43	2,491	2,447,017
3.000%	12/01/44	1,133	1,109,876
3.000%	03/01/45	925	906,252
3.000%	03/01/45	1,023	1,002,462
3.000%	04/01/45	910	890,672
3.500%	TBA	11,000	11,008,907
3.500%	08/01/26	701	715,876
3.500%	06/01/42	467	470,690
4.000%	TBA	6,250	6,404,541
4.000%	06/01/26	697	728,184
4.000%	09/01/26	246	254,077
4.000%	10/01/39	761	787,739
4.000%	12/01/40	502	519,293
4.000%	10/01/41	555	574,703
4.000%	01/01/42	187	193,788
4.500%	02/01/19	4	4,298
4.500%	07/01/19	56	56,746
4.500%	07/01/20	45	45,666
4.500%	02/01/39	114	120,619
4.500%	09/01/39	190	200,543
4.500%	10/01/39	1,729	1,829,867
4.500%	12/01/39	163	172,116
4.500%	07/01/41	281	296,643
4.500%	07/01/41	2,082	2,200,681
4.500%	08/01/41	136	142,358
4.500%	08/01/41	236	248,297
4.500%	08/01/41	622	655,755
4.500%	10/01/41	259	272,293
5.000%	07/01/18	7	7,466
5.000%	12/01/18	7	6,929
5.000%	07/01/19	40	39,709
5.000%	07/01/19	44	44,057
5.000%	12/01/19	7	7,473
5.000%	05/01/34	23	24,499
5.000%	05/01/34	367	393,141
5.000%	10/01/35	9	9,668
5.000%	07/01/37	599	645,918
5.000%	05/01/39	85	91,211
5.500%	12/01/33	49	53,027
5.500%	01/01/34	54	59,792
5.500%	06/01/34	87	95,138
5.500%	07/01/34	243	267,524
5.500%	05/01/37	68	75,146
5.500%	02/01/38	538	589,920
5.500%	05/01/38	60	65,706
5.500%	07/01/38	143	156,561
6.000%	03/01/32	269	302,168
6.000%	12/01/33	81	90,019
6.000%	11/01/36	68	76,082
6.000%	01/01/37	58	65,333
6.000%	05/01/37	33	36,445
6.000%	02/01/38	6	6,332
6.000%	08/01/39	76	85,501
6.750%	03/15/31(k)	550	764,079
7.000%	05/01/31	16	17,487
7.000%	06/01/31	15	15,145

A23

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
7.000%	08/01/31	154	$ 170,929
7.000%	10/01/31	7	7,358
Federal National Mortgage Assoc.
1.875%	09/24/26	150	138,247
2.000%	08/01/31	1,022	977,116
2.500%	01/01/28	1,001	988,247
2.500%	10/01/43	779	738,263
2.500%	12/01/46	1,614	1,522,522
3.000%	TBA	18,250	18,203,426
3.000%	02/01/27	2,153	2,162,957
3.000%	08/01/30	1,468	1,469,358
3.000%	02/01/31	2,824	2,822,531
3.000%	05/01/31	1,920	1,918,369
3.000%	11/01/36	2,629	2,613,094
3.000%	12/01/42	2,091	2,058,956
3.000%	04/01/43	6,486	6,385,726
3.000%	07/01/43	1,525	1,501,953
3.000%	08/01/43	4,245	4,179,083
3.500%	TBA	13,000	13,007,635
3.500%	07/01/27	1,589	1,621,961
3.500%	06/01/39	667	672,549
3.500%	01/01/42	5,251	5,300,258
3.500%	05/01/42	2,757	2,783,146
3.500%	07/01/42	1,025	1,034,825
3.500%	08/01/42	445	449,177
3.500%	08/01/42	1,334	1,346,409
3.500%	09/01/42	554	558,908
3.500%	09/01/42	2,074	2,092,512
3.500%	11/01/42	373	376,472
3.500%	03/01/43	3,126	3,152,992
3.500%	04/01/43	727	734,239
3.500%	04/01/43	1,125	1,134,443
3.500%	01/01/46	2,237	2,243,948
4.000%	TBA	3,500	3,585,547
4.000%	10/01/41	3,154	3,260,460
4.000%	09/01/44	3,324	3,419,250
4.500%	TBA	750	783,970
4.500%	11/01/18	18	18,623
4.500%	01/01/19	16	16,161
4.500%	01/01/19	17	16,634
4.500%	06/01/19	9	9,536
4.500%	07/01/33	63	66,521
4.500%	08/01/33	61	64,515
4.500%	09/01/33	135	141,682
4.500%	10/01/33	12	12,803
4.500%	10/01/33	41	43,054
4.500%	10/01/33	164	172,913
4.500%	01/01/35	2	1,984
4.500%	07/01/39	1,116	1,181,058
4.500%	08/01/39	1,730	1,830,918
4.500%	03/01/41	606	641,418
5.000%	TBA	2,000	2,136,250
5.000%	10/01/18	6	5,582
5.000%	01/01/19	23	23,057
5.000%	03/01/34	310	335,824
5.000%	06/01/35	115	124,416
5.000%	07/01/35	152	163,640
5.000%	09/01/35	98	106,551
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	11/01/35	116	$ 125,828
5.000%	02/01/36	145	156,303
5.000%	05/01/36	72	78,145
5.500%	05/01/20	24	24,093
5.500%	05/01/21	63	65,228
5.500%	09/01/33	346	379,534
5.500%	10/01/33	98	108,596
5.500%	12/01/33	65	71,006
5.500%	01/01/34	2	1,792
5.500%	12/01/34	244	267,993
5.500%	10/01/35	896	983,336
5.500%	03/01/36	150	164,146
5.500%	05/01/36	140	152,365
5.500%	04/01/37	132	144,370
6.000%	05/01/21	49	51,103
6.000%	08/01/22	52	53,944
6.000%	04/01/33	26	29,207
6.000%	06/01/33	7	7,331
6.000%	10/01/33	436	495,319
6.000%	11/01/33	7	7,693
6.000%	11/01/33	23	25,312
6.000%	11/01/33	73	81,175
6.000%	01/01/34	354	397,907
6.000%	02/01/34	87	98,346
6.000%	03/01/34	37	40,762
6.000%	03/01/34	69	77,127
6.000%	07/01/34	218	244,467
6.000%	08/01/34	1	843
6.000%	10/01/34	5	5,346
6.000%	11/01/34	3	3,062
6.000%	11/01/34	47	52,012
6.000%	12/01/34	24	26,965
6.000%	01/01/35	83	92,586
6.000%	01/01/35	271	302,956
6.000%	02/01/35	5	5,827
6.000%	02/01/35	81	89,920
6.000%	02/01/35	303	346,304
6.000%	03/01/35	3	3,586
6.000%	04/01/35	1	1,285
6.000%	07/01/36	55	62,081
6.000%	02/01/37	98	109,706
6.000%	05/01/37	37	40,942
6.000%	06/01/37	1	1,087
6.000%	08/01/37	—(r )	254
6.000%	08/01/37	22	24,328
6.000%	09/01/37	1	719
6.000%	10/01/37	39	43,267
6.000%	05/01/38	90	100,556
6.000%	06/01/38	2	2,755
6.250%	05/15/29(k)	1,245	1,617,409
6.500%	07/01/32	2	2,605
6.500%	07/01/32	59	65,462
6.500%	09/01/32	2	2,329
6.500%	09/01/32	15	16,291
6.500%	09/01/32	70	77,606
6.500%	09/01/32	74	82,070
6.500%	09/01/32	97	108,712
6.500%	04/01/33	127	141,848

A24

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.500%	11/01/33	23	$ 25,732
6.500%	01/01/34	60	66,785
6.500%	09/01/34	75	84,239
6.500%	10/01/34	209	233,328
6.500%	09/01/36	78	87,521
6.500%	10/01/36	34	38,184
6.500%	11/01/36	23	25,347
6.500%	01/01/37	41	46,247
6.500%	01/01/37	115	128,600
6.625%	11/15/30(k)	800	1,095,351
7.000%	02/01/32	39	43,122
7.000%	03/01/32	3	2,668
7.000%	05/01/32	18	21,184
7.000%	06/01/32	22	24,909
7.000%	07/01/32	61	68,848
7.125%	01/15/30(k)	3,195	4,471,645
7.500%	05/01/32	17	17,251
Government National Mortgage Assoc.
2.500%	12/20/46	850	810,300
3.000%	12/20/44	409	404,763
3.000%	03/15/45	1,264	1,246,010
3.000%	03/20/46	2,637	2,603,356
3.000%	07/20/46	4,862	4,796,945
3.000%	08/20/46	1,805	1,780,590
3.000%	11/20/46	909	895,983
3.000%	01/20/47	460	453,059
3.000%	04/20/47	4,552	4,486,985
3.500%	TBA	500	504,854
3.500%	12/20/42	1,652	1,677,729
3.500%	05/20/43	512	519,638
3.500%	04/20/45	2,335	2,361,842
3.500%	07/20/46	12,705	12,840,951
4.000%	TBA	10,500	10,776,240
4.000%	06/15/40	116	120,189
4.000%	05/20/41	91	94,883
4.000%	12/20/42	832	865,892
4.000%	08/20/44	413	427,634
4.000%	11/20/45	955	988,179
4.000%	12/20/45	2,507	2,595,282
4.500%	04/15/40	844	892,075
4.500%	01/20/41	652	685,798
4.500%	02/20/41	1,093	1,149,524
4.500%	03/20/41	553	581,266
4.500%	06/20/44	831	877,120
4.500%	09/20/46	788	827,162
4.500%	11/20/46	1,175	1,237,376
4.500%	03/20/47	831	869,151
5.000%	10/20/37	131	139,774
5.000%	04/20/45	846	902,298
5.500%	08/15/33	261	284,202
5.500%	08/15/33	293	318,955
5.500%	09/15/33	84	91,451
5.500%	12/15/33	45	48,829
5.500%	03/15/34	170	184,821
5.500%	12/15/34	402	448,502
5.500%	07/15/35	84	93,184
5.500%	04/15/36	165	182,269
6.000%	11/15/23	1	540
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	05/15/32	—(r )	$ 283
6.000%	04/15/33	10	11,020
6.000%	12/15/33	132	146,598
6.000%	01/15/34	38	43,837
6.000%	01/15/34	62	68,969
6.000%	01/15/34	76	85,243
6.000%	06/20/34	141	159,232
6.000%	07/15/34	102	113,839
6.500%	10/15/23	1	1,325
6.500%	12/15/23	5	5,850
6.500%	01/15/24	1	977
6.500%	01/15/24	1	1,344
6.500%	01/15/24	2	1,898
6.500%	01/15/24	4	4,417
6.500%	01/15/24	13	14,716
6.500%	01/15/24	19	20,776
6.500%	01/15/24	19	21,664
6.500%	01/15/24	44	49,613
6.500%	01/15/24	69	77,632
6.500%	02/15/24	3	3,844
6.500%	02/15/24	6	6,895
6.500%	02/15/24	6	7,214
6.500%	02/15/24	9	9,735
6.500%	02/15/24	19	21,166
6.500%	02/15/24	20	22,721
6.500%	03/15/24	2	2,614
6.500%	03/15/24	4	4,407
6.500%	03/15/24	4	4,955
6.500%	04/15/24	1	991
6.500%	04/15/24	2	1,668
6.500%	04/15/24	2	1,844
6.500%	04/15/24	3	3,122
6.500%	04/15/24	3	3,251
6.500%	04/15/24	4	4,210
6.500%	04/15/24	8	9,005
6.500%	04/15/24	17	18,729
6.500%	05/15/24	5	5,209
6.500%	05/15/24	7	7,527
6.500%	05/15/24	28	31,662
6.500%	10/15/24	26	27,778
6.500%	11/15/28	7	7,381
6.500%	08/15/31	8	8,622
6.500%	12/15/31	11	12,560
6.500%	01/15/32	28	31,031
6.500%	02/15/32	51	57,450
6.500%	06/15/32	25	27,556
6.500%	07/15/32	46	51,173
6.500%	08/15/32	7	8,362
6.500%	08/15/32	8	9,069
6.500%	08/15/32	9	10,129
6.500%	08/15/32	28	31,299
6.500%	08/15/32	236	270,434
6.500%	08/15/34	27	30,387
6.500%	06/15/35	47	52,807
6.500%	09/15/36	61	71,167
8.000%	01/15/24	9	9,305
8.000%	07/15/24	1	719

A25

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes
3.000%	06/30/25	915	$ 920,913
Tennessee Valley Authority, Sr. Unsec’d. Notes
2.875%	02/01/27	300	297,631
7.125%	05/01/30	510	713,728

Total U.S. Government Agency Obligations (cost $235,632,201)			233,660,488
U.S. Treasury Obligations — 1.8%
U.S. Treasury Bonds
2.750%	11/15/47	530	506,667
3.000%	11/15/44	190	191,262
U.S. Treasury Inflation Indexed Bonds, TIPS
0.625%	01/15/26	34,627	34,621,799
U.S. Treasury Notes
2.125%	05/15/25	595	572,990
2.500%	01/31/25	245	242,244
2.750%	02/28/25	4	4,017
U.S. Treasury Strips Coupon
2.184%(s)	02/15/28	2,115	1,598,213
2.241%(s)	05/15/28	1,055	791,199
2.280%(s)	02/15/29	1,055	772,295
2.384%(s)	05/15/29	2,175	1,583,618
2.519%(s)	08/15/25	1,930	1,574,091
2.783%(s)	08/15/29	1,000	722,674
2.878%(s)	05/15/31	1,000	685,467
3.042%(s)	11/15/35	2,000	1,192,532
3.202%(s)	08/15/40	2,000	1,027,583

Total U.S. Treasury Obligations (cost $46,093,096)			46,086,651

Total Long-Term Investments (cost $1,450,928,863)			2,289,975,263

	Shares
Short-Term Investments — 14.0%
Affiliated Mutual Funds — 13.9%
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund(w)	11,093,635	102,837,994
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	198,309,961	198,309,961
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $48,550,648; includes $48,464,852 of cash collateral for securities on loan)(b)(w)	48,550,883	48,541,173

Total Affiliated Mutual Funds (cost $352,933,802)		349,689,128

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation — 0.1%
U.S. Treasury Bills
1.639%(n)	06/14/18(k)	3,595	$ 3,582,915
(cost $3,583,174)

Total Short-Term Investments (cost $356,516,976)			353,272,043

TOTAL INVESTMENTS—104.7% (cost $1,807,445,839)			2,643,247,306

Liabilities in excess of other assets(z) — (4.7)%			(119,830,817)

Net Assets — 100.0%			$ 2,523,416,489

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,222,964 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $48,002,248; cash collateral of $48,464,852 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the original cost of such security is $1,585,580. The value of $1,585,251 is 0.1% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/ exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investments Portfolios 2 - Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A26

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Futures contracts outstanding at March 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
732	2 Year U.S. Treasury Notes	Jun. 2018	$155,630,063	$ 126,548
1,534	5 Year U.S. Treasury Notes	Jun. 2018	175,583,078	785,196
241	10 Year U.S. Treasury Notes	Jun. 2018	29,194,891	154,697
443	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	71,087,656	2,681,061
14	Mini MSCI EAFE Index	Jun. 2018	1,400,420	(20,816)
156	S&P 500 E-Mini Index	Jun. 2018	20,615,400	(898,779)
18	S&P 500 Index	Jun. 2018	11,893,500	(584,393)
				2,243,514
Short Positions:
237	90 Day Euro Dollar	Dec. 2018	57,771,713	325,384
57	10 Year U.S. Ultra Treasury Notes	Jun. 2018	7,401,984	(105,629)
272	20 Year U.S. Treasury Bonds	Jun. 2018	39,882,000	(908,686)
				(688,931)
				$1,554,583
Securities with combined market values of $2,734,061 and $3,582,915 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively, to cover requirements for open futures contracts at March 31, 2018.
Forward foreign currency exchange contracts outstanding at March 31, 2018:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Euro,
Expiring 04/26/18	Citigroup Global Markets	EUR	2,827	$3,524,113	$3,484,906	$39,207	$—

Inflation swap agreements outstanding at March 31, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreement:
1,240	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$29	$(19,380)	$(19,409)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at March 31, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	2,835	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	$ 21,622	$ 10,630	$ (10,992)
	47,045	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(17,942)	248,409	266,351
	9,895	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(5,201)	49,522	54,723
	17,865	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	5,028	78,565	73,537
	28,570	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	17,379	146,383	129,004
	13,360	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	3,688	43,202	39,514
	5,500	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	62	9,273	9,211
	2,345	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(5)	—	5
	17,640	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(55,356)	(55,356)
	5,720	11/30/21	1.762%(S)	3 Month LIBOR(2)(Q)	—	(157,762)	(157,762)
	570	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(977)	(977)
A27

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest rate swap agreements outstanding at March 31, 2018 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d):
2,080	05/31/23	1.203%(S)	3 Month LIBOR(1)(Q)	$ 161	$ 145,949	$ 145,788
1,785	05/31/23	1.399%(S)	3 Month LIBOR(1)(Q)	(32,437)	107,140	139,577
5,865	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	278,384	369,145	90,761
5,592	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	133	111,689	111,556
3,280	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	8,180	105,590	97,410
6,597	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(6,804)	199,136	205,940
3,525	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(7,018)	99,495	106,513
2,240	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	71,349	71,349
20,310	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	66,744	644,873	578,129
9,240	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	32,627	290,280	257,653
11,300	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	35,177	267,553	232,376
7,455	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(39,977)	(39,977)
1,200	02/14/25	—(3)	—(3)	—	2,233	2,233
1,180	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(6,013)	(6,013)
5,570	09/04/25	2.214%(S)	3 Month LIBOR(1)(Q)	190	195,151	194,961
22,150	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	238	811,506	811,268
140	05/15/26	1.652%(S)	3 Month LIBOR(1)(Q)	6	10,687	10,681
5,668	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	62,809	244,324	181,515
1,185	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,503	43,776	42,273
925	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	29,192	29,192
3,150	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(1,997)	72,909	74,906
525	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	17,977	17,977
5,435	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(36,570)	(392,462)	(355,892)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	4,933	4,933
				$425,957	$3,778,324	$3,352,367
Securities with a combined market value of $4,002,067 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at March 31, 2018.
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 38.25 bps quarterly.
Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,259,177,639	$ 52,461,277	$ —
Preferred Stocks	1,347,500	603,230	—
Exchange Traded Funds	8,138,825	—	—
Asset-Backed Securities
Automobiles	—	54,445,152	—
Collateralized Loan Obligations	—	41,731,962	—
Consumer Loans	—	9,065,113	—
Credit Cards	—	15,205,827	—
Equipment	—	5,772,776	—
Home Equity Loans	—	4,137,574	—
Other	—	988,025	—
A28

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities	$ —	$ 19,646,752	$ —
Student Loans	—	14,709,030	—
Bank Loan	—	336,669	—
Commercial Mortgage-Backed Securities	—	175,552,518	—
Corporate Bonds	—	257,508,696	—
Municipal Bonds	—	18,035,377	—
Residential Mortgage-Backed Securities	—	36,305,719	1,222,964
Sovereign Bonds	—	33,835,499	—
U.S. Government Agency Obligations	—	233,660,488	—
U.S. Treasury Obligations	—	49,669,566	—
Affiliated Mutual Funds	349,689,128	—	—
Other Financial Instruments*
Futures contracts	1,554,583	—	—
Forward foreign currency exchange contract	—	39,207	—
Centrally Cleared Inflation Swap Agreement	—	(19,409)	—
Centrally Cleared Interest Rate Swap Agreements	—	3,352,367	—
Total	$1,619,907,675	$1,027,043,415	$1,222,964

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
A29

DIVERSIFIED BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 94.5%
Asset-Backed Securities — 26.8%
Automobiles — 0.2%
Hertz Vehicle Financing II LP,
Series 2015-01A, Class A, 144A
2.730%	03/25/21	400	$ 396,897
Series 2016-02A, Class A, 144A
2.950%	03/25/22	200	197,963
OneMain Direct Auto Receivables Trust,
Series 2016-01A, Class C, 144A
4.580%	09/15/21	1,600	1,603,261
			2,198,121
Collateralized Loan Obligations — 19.4%
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.002%(c)	07/15/29	250	251,315
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.830%
2.715%(c)	11/17/27	4,500	4,497,268
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%
2.982%(c)	07/16/29	500	502,391
Atrium (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830%
2.575%(c)	04/22/27	8,250	8,247,117
Battalion CLO Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.140%
2.885%(c)	10/22/25	778	778,042
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.170%
2.901%(c)	04/17/26	1,100	1,102,594
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%
2.597%(c)	10/15/30	4,500	4,522,573
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350%
3.054%(c)	01/17/28	2,500	2,499,885
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180%
2.667%(c)	01/15/30	4,000	4,023,796
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260%
3.005%(c)	04/22/30	7,750	7,815,491
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980%
3.330%(c)	04/24/31	1,500	1,500,000
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110%
2.855%(c)	01/22/31	3,750	3,776,883
Series 2015-03A, Class AR, 144A, 3 Month LIBOR + 0.870%
2.941%(c)	04/19/29	5,000	5,008,711
ECP CLO Ltd. (Cayman Islands),
Series 2014-06A, Class A1A, 144A, 3 Month LIBOR + 1.450%
3.172%(c)	07/15/26	1,500	1,501,037
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230%
2.950%(c)	10/15/29	7,500	7,506,046
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220%
2.824%(c)	07/15/30	5,250	5,264,991
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%
3.035%(c)	04/15/31	6,000	6,005,778
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A
0.000%(p)	04/26/31	3,500	$ 3,500,000
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%
2.845%(c)	02/05/31	4,000	4,009,488
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1AR, 144A, 3 Month LIBOR + 1.230%
2.975%(c)	01/25/27	8,250	8,249,931
Series 2014-03A, Class A1RR, 144A
0.000%(p)	04/25/31	2,500	2,500,000
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%
2.597%(c)	10/23/29	1,250	1,257,304
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A, 144A, 3 Month LIBOR + 1.540%
3.262%(c)	04/15/27	2,250	2,252,649
KVK CLO Ltd. (Cayman Islands),
Series 2014-02A, Class AR, 144A, 3 Month LIBOR + 1.180%
2.902%(c)	07/15/26	250	250,505
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.200%
2.922%(c)	10/15/26	1,000	1,001,834
Magnetite Ltd. (Cayman Islands),
Series 2014-11A, Class A1R, 144A, 3 Month LIBOR + 1.120%
2.854%(c)	01/18/27	7,300	7,305,037
Mariner CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110%
3.324%(c)	04/25/31	5,750	5,749,891
MidOcean Credit CLO (Cayman Islands),
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.036%(c)	02/20/31	4,000	4,006,466
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210%
3.075%(c)	01/16/31	4,000	4,013,793
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250%
2.959%(c)	10/12/30	8,000	8,066,434
MP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.500%
3.234%(c)	04/18/27	7,000	7,004,798
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%
2.572%(c)	01/15/28	3,000	2,999,480
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%
2.982%(c)	07/15/30	750	758,152
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.017%(c)	10/30/30	1,250	1,257,358
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130%
2.861%(c)	01/17/31	4,000	4,023,793
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270%
3.015%(c)	07/20/30	1,000	1,005,446
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220%
2.633%(c)	11/14/29	3,500	3,512,707

A30

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Romark CLO Ltd.,
Series 2018-01A, Class A1, 3 Month LIBOR + 1.030%
2.776%	04/20/31	4,000	$ 4,000,000
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%
2.822%(c)	01/26/31	3,500	3,498,045
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.880%
2.625%(c)	07/20/27	4,000	3,998,806
SOUND POINT CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1A, 144A, 3 Month LIBOR + 1.220%
2.580%(c)	10/20/30	5,750	5,784,877
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%
2.971%(c)	01/17/30	3,500	3,523,209
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.300%
3.050%(c)	07/20/27	6,000	6,001,109
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140%
2.871%(c)	01/20/31	3,000	3,004,551
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400%
3.116%(c)	07/15/27	5,000	4,999,540
Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%
3.445%(c)	10/25/28	3,250	3,255,175
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%
2.908%(c)	01/25/31	4,000	4,024,915
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600%
3.298%(c)	01/25/31	1,500	1,503,352
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1, 144A, 3 Month LIBOR + 1.120%
2.842%(c)	07/15/25	186	186,045
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%
2.602%(c)	07/15/27	5,000	4,999,916
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210%
2.932%(c)	10/15/30	7,500	7,546,807
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970%
3.314%(c)	04/25/31	3,000	3,000,000
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%
2.787%(c)	01/20/31	3,000	3,011,805
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%
3.065%(c)	04/20/29	1,750	1,758,735
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%
2.626%(c)	10/20/29	1,000	1,001,987
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150%
2.881%(c)	01/17/31	6,500	6,524,847
West CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.160%
2.953%(c)	11/07/25	2,279	2,279,616
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150%
2.609%(c)	01/22/31	2,000	2,010,042
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%
3.092%(c)	07/15/29	1,000	1,006,479
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950%
3.075%(c)	04/15/29	8,500	$ 8,500,000
			222,948,842
Consumer Loans — 2.3%
Lendmark Funding Trust,
Series 2016-02A, Class A, 144A
3.260%	04/21/25	700	699,800
Series 2017-01A, Class A, 144A
2.830%	12/22/25	1,000	992,936
Onemain Financial Issuance Trust,
Series 2018-01A, Class A, 144A
3.300%	03/14/29	1,030	1,031,791
OneMain Financial Issuance Trust,
Series 2015-02A, Class A, 144A
2.570%	07/18/25	1,109	1,107,388
Series 2015-02A, Class C, 144A
4.320%	07/18/25	1,100	1,098,326
Series 2016-01A, Class A, 144A
3.660%	02/20/29	2,500	2,523,201
Series 2016-02A, Class A, 144A
4.100%	03/20/28	2,473	2,491,122
Series 2017-01A, Class B, 144A
2.790%	09/14/32	500	488,072
Series 2017-01A, Class C, 144A
3.350%	09/14/32	500	490,450
Oportun Funding IV LLC,
Series 2016-C, Class A, 144A
3.280%	11/08/21	2,550	2,549,462
Oportun Funding VI LLC,
Series 2017-A, Class A, 144A
3.230%	06/08/23	1,000	987,011
Oportun Funding VII LLC,
Series 2017-B, Class A, 144A
3.220%	10/10/23	3,000	2,964,936
Oportun Funding VIII LLC,
Series 2018-A, Class A, 144A
3.610%	03/08/24	1,140	1,140,256
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	2,853	2,849,112
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	4,591	4,594,628
			26,008,491
Home Equity Loans — 2.1%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-AR01, Class M3, 1 Month LIBOR + 4.500%
5.777%(c)	01/25/33	1,771	1,779,802
Ameriquest Mortgage Securities, Inc. Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month LIBOR + 2.925%
4.797%(c)	10/25/31	267	284,905
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-W02, Class M4, 1 Month LIBOR + 5.625%
4.471%(c)	09/25/33	2,400	2,256,602

A31

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2004-W06, Class M1, 1 Month LIBOR + 0.825%
2.697%(c)	05/25/34	674	$ 671,907
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.245%
3.022%(c)	06/15/33	812	801,941
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 0.900%
2.772%(c)	03/25/34	2,540	2,543,706
Centex Home Equity Loan Trust,
Series 2004-B, Class AF6
4.686%	03/25/34	481	491,906
Credit Suisse First Boston Mortgage Pass-Through Certificates,
Series 2002-HE04, Class M2, 1 Month LIBOR + 2.250%
4.122%(c)	08/25/32	35	33,054
Legacy Mortgage Asset Trust,
Series 2017-RPL01, Class A, 144A, 1 Month LIBOR + 1.750%
3.398%(c)	01/28/70	825	841,318
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200%
3.072%(c)	08/25/35	304	305,386
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.200%
3.072%(c)	05/25/33	617	611,667
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020%
2.892%(c)	10/25/33	460	460,327
Series 2004-OP01, Class M1, 1 Month LIBOR + 0.870%
2.742%(c)	11/25/34	3,688	3,675,838
New Century Home Equity Loan Trust,
Series 2003-04, Class M1, 1 Month LIBOR + 1.125%
2.997%(c)	10/25/33	1,869	1,830,073
Series 2004-04, Class M1, 1 Month LIBOR + 0.765%
2.637%(c)	02/25/35	2,123	2,108,353
New Residential Mortgage Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	1,980	2,012,817
Residential Asset Securities Corp.,
Series 2004-KS01, Class AI5
5.377%	02/25/34	659	672,146
Securitized Asset-Backed Receivables LLC Trust,
Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780%
2.652%(c)	02/25/34	1,973	1,988,194
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC01, Class M1, 1 Month LIBOR + 0.765%
2.637%(c)	02/25/35	1,038	1,026,931
			24,396,873
Residential Mortgage-Backed Securities — 2.4%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-R08, Class M1, 1 Month LIBOR + 0.960%
2.832%(c)	09/25/34	345	347,365
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month LIBOR + 0.780%
2.652%(c)	10/25/34	1,367	1,360,545
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%
4.814%(c)	12/26/46	3,872	3,996,563
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
CSMC Trust,
Series 2017-06R, Class A1, 144A
3.214%	03/06/47	1,702	$ 1,712,638
Series 2018-03R, 144A
3.071%	12/25/46	2,700	2,700,000
Equity One Mortgage Pass-Through Trust,
Series 2004-03, Class M1
4.633%	07/25/34	370	365,712
FBR Securitization Trust,
Series 2005-02, Class M1, 1 Month LIBOR + 0.720%
2.592%(c)	09/25/35	668	669,816
Fremont Home Loan Trust,
Series 2003-B, Class M1, 1 Month LIBOR + 1.050%
2.922%(c)	12/25/33	130	127,922
GSAMP Trust,
Series 2007-HE01, Class A1, 1 Month LIBOR + 0.140%
2.012%(c)	03/25/47	1,316	1,243,621
Long Beach Mortgage Loan Trust,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750%
2.622%(c)	02/25/34	1,958	1,960,219
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520%
2.392%(c)	06/25/35	974	970,590
Structured Asset Investment Loan Trust,
Series 2004-07, Class A8, 1 Month LIBOR + 1.200%
3.072%(c)	08/25/34	1,400	1,382,647
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57	4,036	3,977,722
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57	4,026	3,967,261
VOLT LVII LLC,
Series 2017-NPL04, Class A1, 144A
3.375%	04/25/47	311	310,145
VOLT LX LLC,
Series 2017-NPL07, Class A1, 144A
3.250%	06/25/47	231	229,555
VOLT LXIII LLC,
Series 2017-NP10, Class A1, 144A
3.000%	10/25/47	1,799	1,781,968
			27,104,289
Student Loans — 0.4%
Earnest Student Loan Program LLC,
Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400%
3.272%(c)	01/25/41	353	361,384
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
0.000%(p)	02/25/43	2,980	4,504,866
			4,866,250

Total Asset-Backed Securities (cost $302,879,259)			307,522,866

A32

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Bank Loans — 0.9%
Banks — 0.2%
McAfee LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%,
6.380%(c)	09/30/24		2,189	$ 2,209,248
Second Lien Initial Loan, 1 Month LIBOR + 8.500%,
10.380%(c)	09/29/25		500	505,000
				2,714,248
Foods — 0.2%
Flora Food Group,
Term Loan,
—%(p)	02/28/25		1,550	2,151,540
Healthcare-Services — 0.2%
Avantor, Inc.,
Initial Euro Term Loan, 1 Month EURIBOR + 4.250%,
4.250%(c)	11/21/24	EUR	449	553,423
Nidda Healthcare Holding AG (Germany),
Facility B1 - GBP, 3 Month LIBOR + 4.500%,
3.500%(c)	09/20/24	GBP	1,000	1,402,705
				1,956,128
Oil & Gas — 0.1%
EG American LLC,
Term Loan,
—%(p)	02/01/26		1,025	1,022,438
Euro Garages, Ltd. (United Kingdom),
Term Loan,
—%(p)	03/31/26^	EUR	600	734,579
				1,757,017
Software — 0.2%
Bmc Software Finance, Inc.,
Initial B-2 US Term Loan, 1 Month LIBOR + 3.250%,
5.130%(c)	09/12/22		419	421,081
Dell International LLC,
Replacement Term A-3 Loan, 1 Month LIBOR + 1.500%,
3.380%(c)	12/31/18		1,887	1,885,347
				2,306,428

Total Bank Loans (cost $10,717,654)				10,885,361
Commercial Mortgage-Backed Securities — 14.4%
245 Park Avenue Trust,
Series 2017-245P, Class A, 144A
3.508%	06/05/37		445	441,981
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49		2,300	2,208,371
BANK,
Series 2017-BNK05, Class A4
3.131%	06/15/60		4,400	4,259,052
Series 2017-BNK06, Class A4
3.254%	07/15/60		3,300	3,243,265
Series 2017-BNK08, Class A3
3.229%	11/15/50		1,950	1,901,450
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	$ 1,112,626
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	479,173
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	401,485
Series 2016-ETC, Class D, 144A
3.609%(cc)	08/14/36	1,560	1,441,890
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,500	3,401,119
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	3,200	3,241,479
Series 2016-C01, Class A4
3.209%	05/10/49	490	480,224
Series 2016-GC37, Class A4
3.314%	04/10/49	5,100	5,021,705
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A
2.778%(cc)	11/10/31	2,400	2,284,790
Series 2016-CLNE, Class C, 144A
2.778%(cc)	11/10/31	900	843,391
Commercial Mortgage Trust,
Series 2012-CR05, Class A3
2.540%	12/10/45	2,000	1,947,248
Series 2013-CR07, Class A3
2.929%	03/10/46	2,939	2,915,195
Series 2014-UBS04, Class A4
3.420%	08/10/47	3,200	3,212,872
Series 2014-UBS05, Class A4
3.838%	09/10/47	3,600	3,699,323
Series 2015-DC01, Class A4
3.078%	02/10/48	5,000	4,914,771
Series 2015-LC21, Class A4
3.708%	07/10/48	2,600	2,638,294
Series 2015-PC01, Class A5
3.902%	07/10/50	1,570	1,610,063
Series 2016-COR01, Class A3
2.826%	10/10/49	2,500	2,390,562
Series 2016-DC02, Class A5
3.765%	02/10/49	240	245,409
Series 2017-COR02, Class A2
3.239%	09/10/50	4,500	4,396,704
DBJPM Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	2,800	2,698,926
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.808%(cc)	12/10/36	1,400	1,345,667
Eleven Madison Trust Mortgage Trust,
Series 2015-11MD, Class C, 144A
3.555%(cc)	09/10/35	3,000	2,933,740
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.530%	06/25/20	7,689	210,461

A33

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K020, Class X1, IO
1.423%	05/25/22	27,015	$ 1,295,873
Series K021, Class X1, IO
1.462%	06/25/22	15,428	778,828
Series K025, Class X1, IO
0.866%(cc)	10/25/22	10,637	343,303
Series K027, Class X1, IO
0.794%(cc)	01/25/23	132,236	4,075,106
Series K044, Class X1, IO
0.751%	01/25/25	83,017	3,472,706
Series K053, Class X1, IO
0.891%(cc)	12/25/25	89,268	5,186,973
Series K055, Class X1, IO
1.367%(cc)	03/25/26	13,913	1,247,978
Series K710, Class X1, IO
1.731%	05/25/19	20,903	289,446
Series K711, Class X1, IO
1.681%	07/25/19	25,806	366,475
GS Mortgage Securities Corp. II,
Series 2015-GC30, Class A3
3.119%	05/10/50	3,025	2,968,528
GS Mortgage Securities Trust,
Series 2013-GC12, Class A3
2.860%	06/10/46	1,430	1,405,054
Series 2017-GS06, Class A2
3.164%	05/10/50	3,400	3,309,338
Series 2017-GS07, Class A3
3.167%	08/10/50	4,560	4,401,512
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	1,050	1,048,022
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A4
3.493%	08/15/47	3,200	3,228,157
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	1,070	1,025,534
Series 2017-C05, Class A4
3.414%	03/15/50	1,975	1,958,291
Series 2017-C07, Class A4
3.147%	10/15/50	3,600	3,485,960
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A4
2.611%	12/15/47	2,000	1,971,002
Series 2013-C10, Class A4
2.875%	12/15/47	2,204	2,193,075
Series 2016-JP02, Class A3
2.559%	08/15/49	2,900	2,710,116
LCCM,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	3,225	3,188,377
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, 144A
1.477%(cc)	08/15/45	38,926	1,949,480
Series 2013-C08, Class A3
2.863%	12/15/48	1,531	1,508,503
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2013-C09, Class A3
2.834%	05/15/46	2,300	$ 2,255,281
Series 2013-C10, Class A3
3.967%(cc)	07/15/46	4,800	4,960,330
Series 2016-C30, Class A5
2.860%	09/15/49	2,000	1,901,093
Morgan Stanley Capital I Trust,
Series 2017-H1, Class A4
3.259%	06/15/50	2,750	2,694,733
Morgan Stanley Capital I, Inc.,
Series 2017-HR02, Class A3
3.330%	12/15/50	5,500	5,394,913
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	180	173,537
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	4,400	4,289,234
Series 2017-C07, Class A3
3.418%	12/15/50	5,600	5,518,507
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	4,440	4,397,577
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	4,300	4,336,589
Series 2016-C32, Class A3
3.294%	01/15/59	2,250	2,218,395
Series 2016-C34, Class A3
2.834%	06/15/49	2,500	2,382,727
Series 2016-C35, Class A3
2.674%	07/15/48	4,600	4,337,599
Series 2017-C40, Class A3
3.317%	10/15/50	1,370	1,346,959

Total Commercial Mortgage-Backed Securities (cost $170,472,943)			165,536,347
Corporate Bonds — 37.2%
Agriculture — 0.3%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
3.222%	08/15/24	2,810	2,709,188
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
8.125%	06/23/19	895	949,970
			3,659,158
Airlines — 0.6%
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	1,703	1,683,941
Continental Airlines 2001-1 Class A-1 Pass-Through Trust,
Pass-Through Certificates
6.703%	12/15/22	—(r )	341

A34

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines (cont’d.)
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23		1,330	$ 1,423,432
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22		323	330,943
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24		865	955,458
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20		297	300,525
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20		378	385,287
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20		1,180	1,172,311
United Airlines, Pass-Through Trust,
Pass-Through Certificates
6.636%	01/02/24		630	660,022
				6,912,260
Apparel — 0.1%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24	EUR	575	742,291
Auto Manufacturers — 0.5%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		1,755	1,600,422
5.291%	12/08/46		525	513,396
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		1,350	1,408,745
6.250%	10/02/43		1,885	2,070,294
6.600%	04/01/36		210	240,673
				5,833,530
Auto Parts & Equipment — 0.4%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
3.500%	08/15/24	EUR	701	875,484
IHO Verwaltungs GmbH (Germany),
1st Lien, 144A
3.750%	09/15/26	EUR	1,050	1,346,340
Sr. Sec’d. Notes, 144A, Cash coupon 3.25% or PIK 4.000%
3.250%	09/15/23	EUR	1,075	1,359,772
LKQ Italia Bondco SpA,
Gtd. Notes, 144A
3.875%	04/01/24	EUR	1,275	1,652,820
				5,234,416
Banks — 9.6%
Bank of America Corp.,
Jr. Sub. Notes, Series K, 3 Month LIBOR + 3.630%
5.397%(c)	12/31/49		3,500	3,500,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	5,870	$ 5,852,844
3.593%	07/21/28	740	718,742
Sr. Unsec’d. Notes, MTN
4.000%	04/01/24	1,150	1,175,137
4.125%	01/22/24	3,750	3,859,972
4.443%	01/20/48	1,200	1,252,740
Sub. Notes, MTN
4.450%	03/03/26	1,735	1,772,371
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23	480	475,832
4.337%	01/10/28	520	515,629
4.375%	01/12/26	1,290	1,291,338
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN
2.950%	05/23/22	1,435	1,406,560
Sub. Notes, 144A
4.625%	03/13/27	230	233,672
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27	300	283,392
Sub. Notes, 144A, MTN
4.500%	03/15/25	1,500	1,506,189
Branch Banking & Trust Co.,
Sr. Unsec’d. Notes
2.850%	04/01/21	2,450	2,439,809
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%	12/31/49	1,355	1,404,132
Jr. Sub. Notes, Series R
6.125%	12/31/49	1,085	1,141,528
Sr. Unsec’d. Notes
8.125%	07/15/39	2,995	4,535,343
Sub. Notes
4.450%	09/29/27	2,630	2,661,132
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	1,050	1,046,700
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	900	889,558
Sr. Unsec’d. Notes, MTN
3.700%	05/30/24	159	153,481
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN
2.125%	09/01/22	600	578,973
Sr. Unsec’d. Notes, GMTN
2.000%	10/19/21	200	193,302
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes
1.875%	01/29/20	1,500	1,480,755
Gov’t. Liquid Gtd. Notes, 144A
2.500%	01/25/21	1,000	992,816
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	280	264,517

A35

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.250%	03/13/26	1,150	$ 1,154,356
Sub. Notes
7.000%	04/15/20	2,005	2,142,561
Fifth Third Bank,
Sr. Unsec’d. Notes
2.375%	04/25/19	425	423,397
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%	12/31/49	1,950	2,001,831
Sr. Unsec’d. Notes
3.272%	09/29/25	1,140	1,097,422
3.750%	02/25/26	125	122,817
3.850%	01/26/27	1,775	1,752,663
5.750%	01/24/22	4,200	4,544,634
6.150%	04/01/18	1,355	1,355,000
6.250%	02/01/41	2,195	2,783,303
Sr. Unsec’d. Notes, Series D, MTN
6.000%	06/15/20	2,420	2,560,807
Sub. Notes
6.750%	10/01/37	440	551,194
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.875%	07/14/27	630	595,221
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I
7.900%	12/31/49	6,130	6,161,263
Jr. Sub. Notes, Series X
6.100%	12/31/49	1,450	1,522,500
Sr. Unsec’d. Notes
2.750%	06/23/20	5,400	5,369,844
2.950%	10/01/26	1,740	1,637,360
3.200%	06/15/26	3,020	2,897,134
3.250%	09/23/22	500	498,520
3.509%	01/23/29(a)	1,435	1,392,957
3.882%	07/24/38	410	398,375
4.032%	07/24/48	730	706,889
4.250%	10/15/20	600	617,416
Sub. Notes
4.250%	10/01/27	420	425,139
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21	1,155	1,218,782
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, 144A, MTN
5.800%	01/13/20	2,650	2,776,584
Morgan Stanley,
Jr. Sub. Notes, Series H
5.450%	12/31/49	975	992,570
Sr. Unsec’d. Notes
4.375%	01/22/47	1,370	1,401,960
5.750%	01/25/21	1,920	2,046,189
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	1,585	1,562,347
3.772%	01/24/29	755	743,314
5.500%	07/28/21	2,080	2,221,559
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26	2,725	2,578,759
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.971%	07/22/38	385	$ 376,119
5.625%	09/23/19	2,635	2,735,268
Sub. Notes, GMTN
4.350%	09/08/26	750	755,347
People’s United Bank NA,
Sub. Notes
4.000%	07/15/24	550	554,671
PNC Financial Services Group, Inc. (The),
Sub. Notes
3.900%	04/29/24	975	984,953
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	10/16/20	1,550	1,535,393
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19	625	623,382
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%	08/15/23	1,100	1,063,301
4.253%	03/23/28	1,485	1,494,850
			110,004,415
Beverages — 0.0%
Coca-Cola Icecek A/S (Turkey),
Sr. Unsec’d. Notes, 144A
4.750%	10/01/18	375	376,255
Biotechnology — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	2,948	3,043,126
Building Materials — 0.3%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	3,000	3,037,500
US Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	600	622,500
			3,660,000
Chemicals — 1.3%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43	870	904,986
5.250%	01/15/45	420	457,667
6.125%	01/15/41	450	538,769
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	1,400	1,512,000
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	675	588,938
5.375%	03/15/44	700	634,585
7.125%	05/01/20	141	150,518
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.625%	10/01/44	125	128,456
9.400%	05/15/39	1,002	1,614,212

A36

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
6.000%	11/15/21		3,550	$ 3,832,190
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33		465	492,371
5.625%	11/15/43		155	162,060
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.450%	08/01/25		445	437,798
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/23		3,058	3,626,406
				15,080,956
Commercial Services — 0.5%
ERAC USA Finance LLC,
Gtd. Notes, 144A
6.700%	06/01/34		920	1,135,594
7.000%	10/15/37		770	1,003,572
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22		1,500	1,498,830
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28		500	482,500
5.500%	07/15/25		650	665,437
5.500%	05/15/27		450	453,375
				5,239,308
Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		905	909,093
Diversified Financial Services — 0.3%
International Lease Finance Corp.,
Sr. Unsec’d. Notes
6.250%	05/15/19		1,400	1,448,052
Intrum Justitia AB (Sweden),
Sr. Unsec’d. Notes, 144A
3.125%	07/15/24	EUR	750	892,424
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		650	720,873
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes
6.875%	05/02/18(d)		2,740	112,888
Peru Enhanced Pass-Through Finance Ltd. (Peru),
Pass-Through Certificates, 144A
3.974%(s)	05/31/18		99	97,532
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands),
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.720%
3.006%(c)	07/03/33		296	286,063
				3,557,832
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric — 2.6%
AES Corp.,
Sr. Unsec’d. Notes
5.500%	04/15/25		4,601	$ 4,756,284
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.350%	07/01/23		550	552,789
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23(a)		396	379,091
5.750%	01/15/25(a)		1,350	1,235,250
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56		235	244,067
ContourGlobal Power Holdings SA,
Sr. Sec’d. Notes, 144A
5.125%	06/15/21	EUR	1,350	1,694,331
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21		2,710	2,767,758
Dynegy, Inc.,
Gtd. Notes
5.875%	06/01/23(a)		2,400	2,460,480
7.375%	11/01/22(a)		1,000	1,053,750
7.625%	11/01/24		225	242,719
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35		2,325	2,705,564
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26		820	783,097
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26		235	228,876
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39		1,900	2,072,160
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		400	459,058
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33		1,150	1,383,370
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		680	666,279
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	07/13/21		250	260,717
Majapahit Holding BV (Indonesia),
Gtd. Notes
7.750%	01/20/20		1,500	1,609,050
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.600%	06/15/43		1,950	1,971,631

A37

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
South Carolina Electric & Gas Co.,
First Mortgage
4.600%	06/15/43		2,025	$ 2,062,622
				29,588,943
Electronics — 0.1%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
0.650%	02/21/20	EUR	900	1,120,820
Engineering & Construction — 0.0%
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27		345	314,028
Entertainment — 0.2%
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		1,508	1,488,848
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A
4.250%	02/28/47	GBP	250	352,725
4.875%	02/28/47	GBP	125	175,856
				2,017,429
Foods — 0.5%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		225	191,880
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		325	324,903
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
5.750%	06/15/25		2,025	1,888,312
7.250%	06/01/21		1,080	1,088,100
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26		1,360	1,255,332
4.375%	06/01/46		400	366,794
5.000%	07/15/35		725	751,720
Kroger Co. (The),
Sr. Unsec’d. Notes
4.450%	02/01/47(a)		275	259,999
				6,127,040
Forest Products & Paper — 0.2%
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41		675	772,929
7.300%	11/15/39		1,000	1,309,937
				2,082,866
Gas — 0.3%
Korea Gas Corp. (South Korea),
Sr. Unsec’d. Notes
4.250%	11/02/20		1,750	1,787,450
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas (cont’d.)
NiSource, Inc.,
Sr. Unsec’d. Notes
4.800%	02/15/44	300	$ 318,000
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43	1,050	1,053,954
			3,159,404
Healthcare-Products — 0.9%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21	2,780	2,750,585
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	3,415	3,286,933
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25	3,435	3,433,577
4.375%	03/15/35	1,358	1,440,857
			10,911,952
Healthcare-Services — 1.8%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37	1,900	2,451,795
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	385	387,796
CHS/Community Health Systems, Inc.,
Gtd. Notes
7.125%	07/15/20(a)	625	509,375
8.000%	11/15/19(a)	2,600	2,333,500
Cigna Corp.,
Sr. Unsec’d. Notes
4.375%	12/15/20	745	765,692
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	500	483,275
Encompass Health Corp.,
Gtd. Notes
5.125%	03/15/23	300	303,750
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20	330	335,660
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	2,325	2,330,812
5.875%	02/15/26	725	737,687
Humana, Inc.,
Sr. Unsec’d. Notes
3.950%	03/15/27	1,000	993,916
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22	240	238,842
3.250%	09/01/24	1,495	1,456,047

A38

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21		2,100	$ 2,131,500
Synlab Bondco PLC (United Kingdom),
Sr. Sec’d. Notes
6.250%	07/01/22	EUR	1,100	1,408,597
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
5.125%	05/01/25(a)		550	528,688
Sr. Unsec’d. Notes
6.750%	02/01/20		500	515,000
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42		1,260	1,237,195
6.500%	06/15/37		760	1,002,596
6.625%	11/15/37		195	260,767
				20,412,490
Home Builders — 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
6.125%	07/01/22		1,000	1,026,250
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27		975	947,895
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21		2,175	2,193,857
				4,168,002
Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26(a)		650	625,625
Housewares — 0.2%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26(a)		670	663,310
5.500%	04/01/46		1,200	1,273,814
				1,937,124
Insurance — 1.8%
Allied World Assurance Co. Holdings Ltd.,
Gtd. Notes
5.500%	11/15/20		430	451,962
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26(a)		2,120	2,098,231
4.500%	07/16/44		1,075	1,061,061
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23		4,760	4,685,579
Chubb Corp. (The),
Gtd. Notes, 3 Month LIBOR + 2.250%
3.972%(c)	03/29/67		1,775	1,774,468
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22		500	$ 532,085
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	800	1,005,257
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	03/15/35		1,030	1,283,011
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40		405	532,681
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		350	369,962
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40		500	633,331
Ohio National Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/30/20		850	904,184
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		150	155,038
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		1,350	1,696,096
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		2,310	2,310,360
6.850%	12/16/39		196	261,532
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20		500	528,327
				20,283,165
Internet — 0.2%
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	05/15/27	EUR	1,750	2,115,952
Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26		270	302,400
Lodging — 0.3%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22		1,325	1,313,690
MGM Resorts International,
Gtd. Notes
6.625%	12/15/21		1,325	1,422,308
Studio City Co. Ltd. (Hong Kong),
Sr. Sec’d. Notes
7.250%	11/30/21		300	312,375
				3,048,373

A39

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified — 0.4%
CNH Industrial Capital LLC,
Gtd. Notes
4.875%	04/01/21(a)	1,050	$ 1,080,188
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes
5.200%	01/15/98	1,100	1,119,283
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,960	2,073,414
			4,272,885
Media — 2.9%
21st Century Fox America, Inc.,
Gtd. Notes
6.900%	08/15/39	65	87,381
7.625%	11/30/28	1,415	1,832,743
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/26	3,300	3,229,875
5.875%	04/01/24	800	814,000
5.875%	05/01/27	1,000	1,000,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21(a)	1,425	1,423,219
6.375%	09/15/20	674	685,815
7.500%	04/01/28	1,050	1,073,625
7.750%	07/15/25	1,275	1,348,312
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35	710	793,106
6.484%	10/23/45	855	938,522
6.834%	10/23/55	225	260,174
Comcast Corp.,
Gtd. Notes
3.150%	03/01/26	1,190	1,145,720
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	2,800	2,685,246
Discovery Communications LLC,
Gtd. Notes
3.950%	03/20/28(a)	375	359,717
5.000%	09/20/37	145	144,511
5.200%	09/20/47	510	508,910
DISH DBS Corp.,
Gtd. Notes
4.250%	04/01/18	1,850	1,850,000
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
6.125%	01/31/46	495	541,806
Liberty Interactive LLC,
Sr. Unsec’d. Notes
8.250%	02/01/30(a)	2,250	2,420,156
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43	290	293,463
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26		750	$ 955,356
TEGNA, Inc.,
Gtd. Notes, 144A
4.875%	09/15/21		475	478,562
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.750%	07/01/18		2,620	2,644,690
Time Warner, Inc.,
Gtd. Notes
3.800%	02/15/27		690	667,113
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
4.000%	01/15/25	EUR	1,100	1,425,150
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25(a)		1,175	1,095,687
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25		1,140	1,100,100
Ziggo Secured Finance BV (Netherlands),
Sr. Sec’d. Notes
3.750%	01/15/25	EUR	1,000	1,242,411
				33,045,370
Mining — 0.2%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43		410	477,432
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
3.625%	06/09/21		825	831,718
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45		235	265,481
6.750%	04/16/40		990	1,223,092
				2,797,723
Miscellaneous Manufacturing — 0.4%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24		1,550	1,604,250
General Electric Co.,
Sub. Notes, MTN
5.300%	02/11/21		340	356,523
Textron, Inc.,
Sr. Unsec’d. Notes
7.250%	10/01/19		2,350	2,497,291
				4,458,064
Multi-National — 0.6%
Corp Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.200%	07/18/20		205	202,360

A40

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Multi-National (cont’d.)
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.000%	05/10/19	1,180	$ 1,171,155
2.125%	09/27/21	3,095	3,001,840
4.375%	06/15/22	500	524,150
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26	1,500	1,886,286
			6,785,791
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23	1,150	1,165,928
Oil & Gas — 2.7%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.677%(s)	10/10/36	2,000	845,338
6.450%	09/15/36	945	1,133,023
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40	650	665,345
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	1,000	1,006,541
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
3.000%	05/09/23	750	720,855
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47	180	191,048
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	1,650	1,857,547
Encana Corp. (Canada),
Sr. Unsec’d. Notes
6.500%	02/01/38	200	241,630
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22	390	397,800
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22	1,665	1,791,034
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25	1,500	1,557,391
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22	1,160	1,155,186
4.750%	04/19/27	200	199,758
Sr. Unsec’d. Notes, 144A, MTN
6.375%	04/09/21	1,010	1,086,918
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
6.125%	11/09/20	600	635,642
Noble Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	03/01/41	1,530	1,751,742
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.750%	02/01/29		725	$ 701,532
6.125%	01/17/22		165	176,055
7.375%	01/17/27		405	438,818
8.375%	05/23/21		649	738,886
Gtd. Notes, 144A
5.299%	01/27/25		625	617,187
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22		1,100	1,127,390
5.375%	03/13/22		405	420,998
6.375%	01/23/45		1,015	986,580
6.500%	03/13/27		1,225	1,308,300
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	700	803,866
3.750%	02/21/24	EUR	400	521,423
4.875%	02/21/28	EUR	400	530,423
Gtd. Notes, MTN
6.750%	09/21/47		1,835	1,856,800
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
6.875%	05/01/18		1,750	1,756,147
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		1,525	1,525,457
Sinopec Group Overseas Development 2015 Ltd. (China),
Gtd. Notes, 144A
2.500%	04/28/20		1,250	1,231,366
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21		1,000	1,092,100
				31,070,126
Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co.-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47(a)		240	226,934
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38		450	573,658
				800,592
Packaging & Containers — 0.4%
Ball Corp.,
Gtd. Notes
4.375%	12/15/23	EUR	1,125	1,564,225
Greif Nevada Holdings,
Gtd. Notes, 144A, MTN
7.375%	07/15/21	EUR	1,470	2,143,240
WestRock RKT Co.,
Gtd. Notes
4.450%	03/01/19		1,165	1,181,735
				4,889,200

A41

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals — 1.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	1,020	$ 1,005,234
4.500%	05/14/35	1,715	1,756,507
Allergan Funding SCS,
Gtd. Notes
3.800%	03/15/25(a)	415	407,689
4.550%	03/15/35	1,850	1,811,116
4.750%	03/15/45(a)	156	153,043
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21	1,350	1,395,288
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	270	273,653
5.050%	03/25/48	455	478,563
5.125%	07/20/45	765	811,415
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	625	471,875
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26	3,690	3,756,993
Mylan NV,
Gtd. Notes
5.250%	06/15/46	990	1,009,669
Mylan, Inc.,
Gtd. Notes, 144A
4.550%	04/15/28	800	801,301
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	3,745	3,492,020
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.125%	04/15/25	325	280,475
			17,904,841
Pipelines — 0.9%
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46	2,110	2,241,003
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	398	429,035
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.200%	03/15/45	1,000	936,416
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	970	957,709
5.200%	03/01/47	115	120,174
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22	50	49,688
4.875%	08/15/27	225	221,625
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		1,250	$ 1,526,164
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47		450	456,590
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
4.680%	02/15/45		1,900	1,853,198
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.450%	04/01/44		575	580,982
Williams Partners LP,
Sr. Unsec’d. Notes
4.900%	01/15/45		1,200	1,183,257
				10,555,841
Real Estate Investment Trusts (REITs) — 0.1%
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	03/15/22(a)		325	326,288
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes, 144A
5.250%	12/15/24		1,235	1,262,788
				1,589,076
Retail — 0.4%
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22		1,600	1,660,000
6.625%	04/01/21		551	585,437
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25		675	487,688
PVH Corp.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/24	EUR	1,250	1,656,215
				4,389,340
Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22		1,675	1,690,347
Semiconductors — 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.500%	01/15/28		1,460	1,372,299
3.875%	01/15/27		1,850	1,799,280
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/01/23		2,975	3,027,955
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		1,750	1,723,750
				7,923,284

A42

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Software — 0.7%
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23		2,225	$ 2,335,583
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	10/01/22		1,162	1,169,901
Infor US, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	08/15/20		1,350	1,377,000
Microsoft Corp.,
Sr. Unsec’d. Notes
4.000%	02/12/55		435	441,831
4.500%	02/06/57		1,430	1,567,445
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34		1,070	1,129,625
				8,021,385
Telecommunications — 1.1%
AT&T Corp.,
Gtd. Notes
8.250%	11/15/31		55	73,136
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25		2,320	2,235,430
4.500%	03/09/48		74	68,778
4.550%	03/09/49		499	466,377
4.900%	08/14/37		520	522,936
5.250%	03/01/37		680	719,355
5.300%	08/14/58		590	594,933
5.350%	09/01/40		49	51,432
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A
5.125%	03/11/23		1,305	1,327,681
Sprint Capital Corp.,
Gtd. Notes
6.900%	05/01/19		1,300	1,339,000
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25(a)		500	491,250
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26		1,675	1,779,687
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	08/10/33		990	1,002,199
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
2.625%	01/20/23	EUR	675	748,491
3.125%	01/20/25	EUR	1,550	1,680,719
				13,101,404
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Textiles — 0.0%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23	294	$ 298,214

Total Corporate Bonds (cost $416,927,280)			427,227,664
Municipal Bonds — 2.1%
California — 0.7%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.907%	10/01/50	1,125	1,682,235
State of California,
GO , BABs
7.300%	10/01/39	2,280	3,325,038
7.625%	03/01/40	725	1,104,052
University of California,
Revenue Bonds, BABs
5.770%	05/15/43	1,400	1,786,008
			7,897,333
Colorado — 0.1%
Regional Transportation District,
Revenue Bonds, Series 2010-B, BABs
5.844%	11/01/50	770	1,007,383
Illinois — 0.4%
Chicago O’Hare International Airport,
Revenue Bonds, BABs
6.395%	01/01/40	1,380	1,871,404
State of Illinois,
GO, Series D, BABs
5.000%	11/01/22	2,650	2,769,913
			4,641,317
New Jersey — 0.4%
New Jersey Turnpike Authority,
Revenue Bonds, Series A, BABs
7.102%	01/01/41	1,175	1,681,883
Revenue Bonds, Series F, BABs
7.414%	01/01/40	2,050	3,019,425
			4,701,308
Ohio — 0.1%
Ohio State University (The),
Revenue Bonds, BABs
4.910%	06/01/40	695	814,436
Ohio Water Development Authority Water Pollution Control Loan Fund,
Revenue Bonds, BABs
4.879%	12/01/34	450	499,014
			1,313,450
Oregon — 0.1%
State of Oregon Department of Transportation,
Revenue Bonds, Series A, BABs
5.834%	11/15/34	615	766,948

A43

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, Series B, BABs
5.511%	12/01/45	800	$ 1,008,968
Tennessee — 0.2%
Metropolitan Government of Nashville & Davidson County Convention Center Authority,
Revenue Bonds, BABs
6.731%	07/01/43	1,375	1,873,094
Virginia — 0.0%
University of Virginia,
Revenue Bonds, Series C
4.179%	09/01/2117	425	425,433

Total Municipal Bonds (cost $18,152,504)			23,635,234
Residential Mortgage-Backed Securities — 3.9%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/19	112	111,721
Bayview Opportunity Master Fund IVb Trust,
Series 2017-CRT01, Class M, 144A, 1 Month LIBOR + 2.150%
4.027%(c)	10/25/28	1,110	1,112,067
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%
3.572%(c)	10/25/27	677	680,390
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%
3.664%(c)	01/25/57	1,955	1,994,790
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	1,577	1,547,063
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	3,289	3,283,365
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
3.473%(cc)	09/25/47	831	784,761
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.322%(c)	01/25/29	863	869,801
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN04, Class M3, 1 Month LIBOR + 4.550%
6.422%(c)	10/25/24	296	329,562
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%
5.172%(c)	10/25/27	3,460	3,851,599
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250%
4.122%(c)	11/25/28	1,000	1,024,783
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350%
3.222%(c)	03/25/29	760	773,492
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300%
3.172%(c)	04/25/29	1,740	1,765,874
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140%
2.012%(c)	01/26/37	2,053	2,026,366
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140%
2.012%(c)	01/26/37	1,400	1,367,706
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Harborview Mortgage Loan Trust,
Series 2007-04, Class 2A1, 1 Month LIBOR + 0.220%
2.028%(c)	07/19/47		1,879	$ 1,831,192
Lehman XS Trust,
Series 2006-GP04, Class 1A1, 1 Month LIBOR + 0.205%
2.077%(c)	08/25/46		2,603	2,492,954
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2017-04, Class A, 144A, 1 Month LIBOR + 2.000%
3.887%(c)	05/01/22		4,445	4,445,460
Series 2017-05, Class A, 144A, 1 Month LIBOR + 2.000%
3.887%(c)	05/01/22		3,016	3,015,194
Series 2017-06, Class A, 144A, 1 Month LIBOR + 1.750%
3.637%(c)	09/01/22		1,355	1,360,079
Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%
3.537%(c)	11/01/22		1,373	1,377,251
Series 2017-09, Class A, 144A, 1 Month LIBOR + 1.550%
3.214%(c)	12/01/22		529	526,630
MASTR Alternative Loan Trust,
Series 2004-04, Class 4A1
5.000%	04/25/19		9	8,956
PNMAC GMSR ISSUER TRUST,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%
4.722%(c)	02/25/23		740	742,795
Radnor RE Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400%
3.254%(c)	03/25/28		690	689,582
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700%
4.554%(c)	03/25/28		510	510,199
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
3.689%(cc)	02/25/34		649	654,667
Series 2004-18, Class 3A1
3.500%(cc)	12/25/34		3,398	3,317,019
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2016-V01A, Class A1, 144A, 3 Month GBP LIBOR + 1.200%
1.753%(c)	02/20/54	GBP	1,778	2,512,589
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-01, Class 3A
5.000%	03/25/20		81	80,779

Total Residential Mortgage-Backed Securities (cost $43,698,848)				45,088,686
Sovereign Bonds — 6.1%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.260%	12/31/38	EUR	300	255,073
4.625%	01/11/23		1,625	1,566,516
6.875%	04/22/21		1,175	1,245,500
6.875%	01/11/48		500	456,250
7.820%	12/31/33	EUR	958	1,328,744
7.820%	12/31/33	EUR	634	872,328
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,105	1,103,342
Gov’t. Gtd. Notes, 144A
5.333%	02/15/28		500	499,250

A44

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		250	$ 252,000
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21		2,250	2,391,907
Sr. Unsec’d. Notes, 144A
7.500%	05/06/21		600	637,842
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
6.588%	02/21/28		1,650	1,674,915
Hellenic Republic Government Bond (Greece),
Bonds
3.000%	02/24/31	EUR	620	683,573
3.000%	02/24/32	EUR	1,280	1,397,793
3.000%	02/24/34	EUR	640	690,848
3.500%	01/30/23	EUR	1,360	1,681,295
3.750%	01/30/28	EUR	345	406,125
4.200%	01/30/42	EUR	295	323,962
Sr. Unsec’d. Notes, 144A
3.375%	02/15/25	EUR	155	184,912
4.375%	08/01/22	EUR	2,785	3,579,128
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,500	1,845,418
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		436	470,836
5.375%	03/25/24		290	315,984
5.750%	11/22/23		2,300	2,541,500
6.000%	01/11/19	EUR	715	921,667
6.375%	03/29/21		2,776	3,022,509
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,625	2,194,553
Sr. Unsec’d. Notes, 144A
3.375%	07/30/25	EUR	1,500	2,025,741
Sr. Unsec’d. Notes, MTN
2.875%	07/08/21	EUR	1,225	1,616,281
3.750%	06/14/28	EUR	500	696,251
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.750%	05/29/19		600	594,583
2.125%	06/01/20		400	394,828
2.125%	07/21/20		400	394,386
2.250%	02/24/20		800	793,241
2.500%	06/01/22		200	196,243
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	09/08/20		1,200	1,175,010
2.625%	04/20/22		1,000	983,712
Sr. Unsec’d. Notes, MTN
2.500%	09/12/18		2,000	1,999,480
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.625%	02/01/22		1,000	1,123,712
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		450	$ 452,925
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, MTN
5.125%	10/15/24		6,940	7,381,245
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
3.875%	02/15/30	EUR	3,070	4,581,334
Province of Manitoba Canada (Canada),
Sr. Unsec’d. Notes
2.050%	11/30/20		1,500	1,473,298
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23		120	123,000
9.950%	06/09/21		1,940	2,161,955
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		730	843,019
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.875%	09/16/25		1,020	1,086,249
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	945	1,250,822
Sr. Unsec’d. Notes, MTN
3.875%	10/29/35	EUR	1,000	1,323,621
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
4.750%	03/13/28	EUR	475	584,373
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.125%	05/19/20		1,000	985,030
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		600	585,583
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		500	517,500
7.000%	06/05/20		1,510	1,599,890

Total Sovereign Bonds (cost $67,116,755)				69,487,082
U.S. Government Agency Obligations — 1.2%
Federal Home Loan Mortgage Corp.
5.500%	10/01/33		683	764,511
5.500%	06/01/34		10	11,091
6.000%	11/01/33		227	255,956
6.000%	05/01/34		62	68,731
6.000%	06/01/34		156	172,943
6.250%	07/15/32(k)		830	1,130,881
6.500%	07/01/32		27	30,817
6.500%	07/01/32		32	35,614
6.500%	08/01/32		47	53,188
6.500%	08/01/32		48	54,586
6.500%	08/01/32		53	59,779
6.500%	09/01/32		43	48,389
6.500%	09/01/32		130	146,590
6.750%	03/15/31(k)		600	833,541

A45

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal National Mortgage Assoc.
5.500%	02/01/33	19	$ 21,395
5.500%	02/01/33	23	24,741
5.500%	03/01/33	30	32,656
5.500%	03/01/33	61	67,163
5.500%	03/01/33	63	68,859
5.500%	04/01/33	10	10,526
5.500%	04/01/33	36	39,095
5.500%	04/01/33	42	46,201
5.500%	04/01/33	45	49,509
5.500%	07/01/33	41	44,592
5.500%	07/01/33	47	51,666
5.500%	08/01/33	17	18,695
5.500%	02/01/34	37	41,044
5.500%	04/01/34	34	37,133
5.500%	06/01/34	40	44,378
6.000%	10/01/33	4	4,168
6.000%	10/01/33	255	283,769
6.000%	03/01/34	92	102,836
6.000%	02/01/35	249	284,640
6.000%	11/01/36	70	78,142
6.250%	05/15/29(k)	1,090	1,416,045
6.500%	08/01/32	145	162,293
6.500%	09/01/32	122	136,783
6.500%	09/01/32	212	236,883
6.500%	10/01/32	108	120,857
6.500%	04/01/33	215	239,909
6.500%	11/01/33	8	8,621
6.625%	11/15/30(k)	530	725,670
7.000%	05/01/32	90	98,600
7.000%	06/01/32	9	10,023
7.125%	01/15/30(k)	785	1,098,667
Government National Mortgage Assoc.
5.500%	01/15/33	84	92,587
5.500%	02/15/33	63	68,751
5.500%	05/15/33	141	152,928
5.500%	05/15/33	197	213,811
5.500%	06/15/33	216	237,207
5.500%	09/15/33	120	132,413
5.500%	07/15/35	84	93,184
6.000%	12/15/32	161	186,350
6.000%	11/15/33	79	89,630
6.000%	01/15/34	14	15,281
6.000%	06/20/34	423	477,695
6.000%	11/15/34	663	762,474
6.500%	09/15/32	91	101,335
6.500%	09/15/32	223	249,897
6.500%	09/15/32	234	262,155
6.500%	11/15/33	188	210,700
Tennessee Valley Authority, Sr. Unsec’d. Notes
7.125%	05/01/30	510	713,728

Total U.S. Government Agency Obligations (cost $13,109,075)			13,332,302
U.S. Treasury Obligations — 1.7%
U.S. Treasury Bonds
2.500%	05/15/46(k)	965	877,547
2.750%	08/15/47(k)	2,110	2,016,616
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.750%	11/15/47(k)	1,190	$ 1,137,612
2.875%	05/15/43	285	280,925
2.875%	08/15/45	810	795,445
U.S. Treasury Notes
1.375%	05/31/21(k)(h)	7,660	7,414,042
1.875%	04/30/22(k)	520	507,142
2.125%	05/15/25(k)	260	250,382
2.250%	02/15/27(k)	1,640	1,576,258
2.750%	02/15/28	430	430,218
U.S. Treasury Strips Coupon
2.783%(s)	08/15/29(k)	1,200	867,209
2.878%(s)	05/15/31(k)	1,200	822,560
3.042%(s)	11/15/35(k)	2,400	1,431,039
3.202%(s)	08/15/40(k)	2,400	1,233,100

Total U.S. Treasury Obligations (cost $19,798,677)			19,640,095

	Shares
Preferred Stocks — 0.2%
Banks
Citigroup Capital XIII, 8.137%	45,000	1,223,550
State Street Corp., 5.350%	35,000	937,650

Total Preferred Stocks (cost $2,000,000)		2,161,200

Total Long-Term Investments (cost $1,064,872,995)		1,084,516,837
Short-Term Investments — 6.7%
Affiliated Mutual Funds — 6.7%
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund(w)	4,694,814	43,520,922
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	17,233,192	17,233,192
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $16,172,227; includes $16,143,592 of cash collateral for securities on loan)(b)(w)	16,172,339	16,169,105

Total Affiliated Mutual Funds (cost $77,721,085)		76,923,219

Options Purchased~* — 0.0%
(cost $29,259)	—

Total Short-Term Investments (cost $77,750,344)	76,923,219

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.2% (cost $1,142,623,339)	1,161,440,056

A46

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Value
Options Written~* — (0.0)%
(premiums received $58,629)	(25,830)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.2% (cost $1,142,564,710)	$1,161,414,226

Liabilities in excess of other assets(z) — (1.2)%	(14,324,375)

Net Assets — 100.0%	$ 1,147,089,851

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $742,623 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,848,345; cash collateral of $16,143,592 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/ exchange-traded derivatives.
(p)	Interest rate not available as of March 31, 2018.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Options Purchased:

Exchange Traded
Description	Call/ Put	Expiration Date	Strike		Contracts	Notional Amount (000)#		Value
1-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.38	345	GBP	431	$—
2-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.13	345	GBP	431	—
								$—

Options Written:

Exchange Traded
Description	Call/ Put	Expiration Date	Strike			Contracts		Notional Amount (000)#		Value
1-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.50	345		GBP	431	$—
2-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.00	345		GBP	431	—
									$—

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.29.V1, 12/20/2022	Put	Deutsche Bank AG	06/20/18	$98.00	5.00%(Q)	CDX.NA.HY.29.V1(Q)	15,815	$(25,830)
Total Options Written								$(25,830)

A47

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Futures contracts outstanding at March 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
184	90 day Euro Dollar	Dec. 2020	$ 44,695,900	$ 44,230
4,102	5 Year U.S. Treasury Notes	Jun. 2018	469,518,766	2,168,296
2,248	10 Year U.S. Treasury Notes	Jun. 2018	272,324,125	2,189,771
45	10 Year U.S. Ultra Treasury Notes	Jun. 2018	5,843,672	121,921
822	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	131,905,312	5,012,207
				9,536,425
Short Positions:
184	90 day Euro Dollar	Dec. 2021	44,684,400	(56,495)
755	2 Year U.S. Treasury Notes	Jun. 2018	160,520,078	(72,346)
16	10 Year Japanese Bonds	Jun. 2018	22,683,145	(12,217)
113	20 Year U.S. Treasury Bonds	Jun. 2018	16,568,625	(374,551)
				(515,609)
				$9,020,816
Cash of $1,740,000 and securities with a combined market value of $5,734,393 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2018.
Forward foreign currency exchange contracts outstanding at March 31, 2018:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Euro,
Expiring 04/26/18	Citigroup Global Markets	EUR	544	$ 679,999	$ 670,726	$—	$ (9,273)
Expiring 04/26/18	Bank of America	EUR	2,500	3,093,950	3,081,815	—	(12,135)
Expiring 04/26/18	Hong Kong & Shanghai Bank	EUR	1,502	1,856,371	1,851,514	—	(4,857)
				$5,630,320	$5,604,055	—	(26,265)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollars,
Expiring 04/09/18	Toronto Dominion	AUD	559	$ 438,675	$ 429,618	$ 9,057	$ —
Euro,
Expiring 04/26/18	UBS AG	EUR	48,537	60,515,144	59,833,245	681,899	—
Expiring 04/26/18	UBS AG	EUR	215	265,146	265,044	102	—
British Pounds,
Expiring 04/26/18	Toronto Dominion	GBP	3,357	4,781,255	4,715,225	66,030	—
South African Rand,
Expiring 06/12/18	Citigroup Global Markets	ZAR	8,074	670,289	675,158	—	(4,869)
				$66,670,509	$65,918,290	757,088	(4,869)
						$757,088	$(31,134)
A48

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Credit default swaps outstanding at March 31, 2018:
Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
3i Debt Management	04/13/18	1.000%(M)	261	$ 348	$—	$ 348	Goldman Sachs & Co.
3i Debt Management	04/13/18	1.000%(M)	67	89	—	89	Goldman Sachs & Co.
Ameriquest Home Equity	04/30/18	1.500%(M)	175	29	—	29	Goldman Sachs & Co.
Anchorage Capital CLO Ltd.	04/13/18	1.000%(M)	325	433	—	433	Goldman Sachs & Co.
Anchorage Capital CLO Ltd.	04/13/18	1.000%(M)	229	306	—	306	Goldman Sachs & Co.
Atlas Senior Loan Fund Ltd.	04/13/18	1.000%(M)	155	206	—	206	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	04/27/18	1.500%(M)	72	105	—	105	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	04/27/18	1.500%(M)	26	38	—	38	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	04/27/18	1.500%(M)	18	26	—	26	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	04/30/18	1.500%(M)	379	63	—	63	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	04/30/18	1.500%(M)	234	39	—	39	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	04/30/18	1.500%(M)	87	15	—	15	Goldman Sachs & Co.
Chase Mortagage	04/30/18	1.500%(M)	369	62	—	62	Goldman Sachs & Co.
Chase Mortagage	04/30/18	1.500%(M)	276	46	—	46	Goldman Sachs & Co.
Citibank Mortgage	04/30/18	1.500%(M)	160	27	—	27	Goldman Sachs & Co.
Citibank Mortgage	04/30/18	1.500%(M)	152	25	—	25	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/18	1.500%(M)	193	281	—	281	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/18	1.500%(M)	115	167	—	167	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/18	1.500%(M)	104	151	—	151	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/18	1.500%(M)	61	89	—	89	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/18	1.500%(M)	54	79	—	79	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/18	1.500%(M)	37	54	—	54	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/18	1.500%(M)	35	51	—	51	Goldman Sachs & Co.
COMM Mortgage Trust	04/27/18	1.500%(M)	30	44	—	44	Goldman Sachs & Co.
Ellington CLO Ltd.	04/13/18	1.000%(M)	106	142	—	142	Goldman Sachs & Co.
Equity One Home Equity	04/30/18	1.500%(M)	317	53	—	53	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	04/27/18	1.500%(M)	114	166	—	166	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	04/27/18	1.500%(M)	63	92	—	92	Goldman Sachs & Co.
Franklin Home Equity	04/30/18	1.500%(M)	131	22	—	22	Goldman Sachs & Co.
GoldenTree	04/13/18	1.000%(M)	27	35	—	35	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500%(M)	256	373	—	373	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500%(M)	216	314	—	314	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500%(M)	164	239	—	239	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500%(M)	92	134	—	134	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500%(M)	84	122	—	122	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500%(M)	70	102	—	102	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500%(M)	59	86	—	86	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500%(M)	34	49	—	49	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500%(M)	34	49	—	49	Goldman Sachs & Co.
GS Mortgage Securities Trust	04/27/18	1.500%(M)	9	13	—	13	Goldman Sachs & Co.
GSAMP Home Equity	04/30/18	1.500%(M)	128	21	—	21	Goldman Sachs & Co.
GSAMP Home Equity	04/30/18	1.500%(M)	71	12	—	12	Goldman Sachs & Co.
Invesco	04/13/18	1.000%(M)	135	180	—	180	Goldman Sachs & Co.
Invesco	04/13/18	1.000%(M)	103	137	—	137	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	04/27/18	1.500%(M)	133	194	—	194	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	04/27/18	1.500%(M)	103	150	—	150	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	04/27/18	1.500%(M)	33	48	—	48	Goldman Sachs & Co.
KVK CLO Ltd.	04/13/18	1.000%(M)	70	94	—	94	Goldman Sachs & Co.
Lehman Home Equity	04/30/18	1.500%(M)	277	46	—	46	Goldman Sachs & Co.
Longbeach Home Equity	04/30/18	1.500%(M)	261	44	—	44	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/18	1.500%(M)	181	263	—	263	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/18	1.500%(M)	76	111	—	111	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/18	1.500%(M)	60	87	—	87	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/18	1.500%(M)	51	74	—	74	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/18	1.500%(M)	44	64	—	64	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/18	1.500%(M)	38	55	—	55	Goldman Sachs & Co.
A49

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Morgan Stanley BAML Trust	04/27/18	1.500%(M)	37	$ 54	$—	$ 54	Goldman Sachs & Co.
Morgan Stanley BAML Trust	04/27/18	1.500%(M)	22	32	—	32	Goldman Sachs & Co.
Morgan Stanley Home Equity	04/30/18	1.500%(M)	138	23	—	23	Goldman Sachs & Co.
Morgan Stanley Home Equity	04/30/18	1.500%(M)	122	20	—	20	Goldman Sachs & Co.
New Century Home Equity	04/30/18	1.500%(M)	225	37	—	37	Goldman Sachs & Co.
New Century Home Equity	04/30/18	1.500%(M)	175	29	—	29	Goldman Sachs & Co.
New Century Home Equity	04/30/18	1.500%(M)	148	25	—	25	Goldman Sachs & Co.
Octagon	04/13/18	1.000%(M)	450	600	—	600	Goldman Sachs & Co.
Option One Home Equity	04/30/18	1.500%(M)	432	72	—	72	Goldman Sachs & Co.
Par-Four	04/13/18	1.000%(M)	95	126	—	126	Goldman Sachs & Co.
Trimaran	04/13/18	1.000%(M)	158	210	—	210	Goldman Sachs & Co.
Trimaran	04/13/18	1.000%(M)	48	63	—	63	Goldman Sachs & Co.
Trinitas CLO Ltd.	04/13/18	1.000%(M)	85	113	—	113	Goldman Sachs & Co.
WAMCO	04/13/18	1.000%(M)	107	143	—	143	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	04/27/18	1.500%(M)	81	118	—	118	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	04/27/18	1.500%(M)	24	35	—	35	Goldman Sachs & Co.
				$8,044	$—	$8,044

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
CIT Group, Inc.	06/20/18	5.000%(Q)	5,350	0.147%	$341,964	$ 68,644	$(273,320)
General Motors Co.	06/20/19	5.000%(Q)	1,925	0.116%	216,698	118,058	(98,640)
					$558,662	$186,702	$(371,960)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Hellenic Republic	06/20/22	1.000%(Q)	1,020	3.104%	$ (79,054)	$(176,063)	$ 97,009	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	260	3.104%	(20,151)	(46,150)	25,999	Goldman Sachs & Co.
Hellenic Republic	06/20/24	1.000%(Q)	500	3.570%	(64,093)	(108,125)	44,032	Barclays Capital Group
Petroleo Brasileriro SA	06/20/18	1.000%(Q)	2,250	0.426%	3,708	(172,518)	176,226	Morgan Stanley
Republic of Italy	09/20/20	1.000%(Q)	5,650	0.617%	53,953	26,213	27,740	JPMorgan Chase
State Bank of India	06/20/18	1.000%(Q)	2,800	*	3,383	3,383	—	Morgan Stanley
					$(102,254)	$(473,260)	$371,006

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	6,000	$24,827	$68,926	$(44,099)	Deutsche Bank AG

A50

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	3,000	$(11,228)	$(1,485)	$(9,743)	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%(M)	650	(2,433)	(2,368)	(65)	Deutsche Bank AG
				$(13,661)	$(3,853)	$(9,808)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Currency swap agreements outstanding at March 31, 2018:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
USD	1,003	3 Month LIBOR(Q)	EUR	900	(0.613)%(A)	JPMorgan Chase	02/22/20	$(101,137)	$—	$(101,137)

Inflation swap agreements outstanding at March 31, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	4,060	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$ —	$(37,589)	$(37,589)
EUR	3,750	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(32,270)	(32,270)
EUR	2,035	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	25,702	25,702
EUR	1,825	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	19,485	19,485
A51

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Inflation swap agreements outstanding at March 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
GBP	1,010	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	$(3,722)	$ 23,419	$ 27,141
GBP	350	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	(8,060)	(8,060)
GBP	190	10/15/47	3.535%(T)	U.K. Retail Price Index(2)(T)	—	17,563	17,563
GBP	255	08/15/57	3.363%(T)	U.K. Retail Price Index(1)(T)	—	(22,351)	(22,351)
GBP	120	10/15/57	3.418%(T)	U.K. Retail Price Index(1)(T)	—	(22,176)	(22,176)
	3,650	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	85	(57,046)	(57,131)
					$(3,637)	$(93,323)	$(89,686)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at March 31, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	47,180	01/02/19	7.280%(T)	1 Day BROIS(1)(T)	$ —	$ (121,453)	$ (121,453)
BRL	28,485	01/02/19	7.280%(T)	1 Day BROIS(1)(T)	—	(73,591)	(73,591)
BRL	21,376	01/04/21	8.660%(T)	1 Day BROIS(2)(T)	—	188,573	188,573
BRL	35,249	01/04/21	8.670%(T)	1 Day BROIS(2)(T)	—	314,782	314,782
BRL	18,970	01/04/21	9.350%(T)	1 Day BROIS(1)(T)	—	(324,253)	(324,253)
BRL	18,735	01/04/21	9.470%(T)	1 Day BROIS(1)(T)	—	(346,018)	(346,018)
BRL	12,798	01/04/21	10.000%(T)	1 Day BROIS(2)(T)	—	300,202	300,202
BRL	8,070	01/04/21	10.050%(T)	1 Day BROIS(2)(T)	—	193,805	193,805
BRL	12,350	01/04/21	10.250%(T)	1 Day BROIS(2)(T)	—	326,736	326,736
BRL	25,346	01/04/21	10.300%(T)	1 Day BROIS(2)(T)	—	685,342	685,342
BRL	6,412	01/02/23	9.260%(T)	1 Day BROIS(1)(T)	—	(63,443)	(63,443)
BRL	10,735	01/02/23	9.280%(T)	1 Day BROIS(1)(T)	—	(117,261)	(117,261)
BRL	7,875	01/02/25	9.920%(T)	1 Day BROIS(2)(T)	—	164,397	164,397
BRL	7,815	01/02/25	10.040%(T)	1 Day BROIS(2)(T)	—	188,118	188,118
EUR	9,735	05/11/19	(0.144)%(A)	6 Month EURIBOR(1)(S)	(17,481)	(13,018)	4,463
EUR	1,420	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(3,472)	(6,974)	(3,502)
EUR	8,125	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	(12,751)	746	13,497
EUR	4,650	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(41,668)	(117,922)	(76,254)
EUR	2,620	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	15,866	9,828	(6,038)
EUR	1,930	05/11/25	0.650%(A)	6 Month EURIBOR(1)(S)	(9,728)	(15,124)	(5,396)
EUR	3,815	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	(5,567)	(27,329)	(21,762)
EUR	4,730	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	194,883	83,406	(111,477)
EUR	2,640	02/15/30	1.124%(A)	6 Month EURIBOR(1)(S)	(631)	(10,601)	(9,970)
EUR	1,640	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	60,675	49,033	(11,642)
EUR	6,790	10/04/32	2.000%(A)	1 Day EONIA(2)(A)	—	51,687	51,687
EUR	6,790	10/04/32	2.080%(A)	3 Month EURIBOR(1)(Q)	—	(54,004)	(54,004)
EUR	2,410	05/11/33	1.000%(A)	6 Month EURIBOR(1)(S)	144,652	97,743	(46,909)
EUR	5	05/11/35	1.050%(A)	6 Month EURIBOR(1)(S)	357	253	(104)
EUR	1,240	05/11/36	1.050%(A)	6 Month EURIBOR(1)(S)	102,375	73,663	(28,712)
EUR	230	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	10,208	4,981	(5,227)
EUR	9,795	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	110,387	110,387
EUR	9,795	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	(1,069)	(106,387)	(105,318)
EUR	6,100	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	79,589	79,589
EUR	6,100	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(72,137)	(72,137)
EUR	195	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	6,978	3,225	(3,753)
EUR	1,140	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	20,243	20,243
EUR	1,140	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(20,532)	(20,532)
EUR	3,920	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	18,509	18,509
EUR	3,920	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(20,086)	(20,086)
GBP	1,995	05/08/21	0.716%(S)	6 Month GBP LIBOR(1)(S)	23,776	42,401	18,625
A52

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest rate swap agreements outstanding at March 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d):
GBP	1,410	07/06/32	1.933%(S)	6 Month GBP LIBOR(2)(S)	$ —	$ 47,683	$ 47,683
GBP	5,010	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	1,183	107,712	106,529
GBP	1,695	07/06/42	1.850%(S)	6 Month GBP LIBOR(1)(S)	—	(61,211)	(61,211)
GBP	2,810	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	—	(187,190)	(187,190)
JPY	2,650,595	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(36,843)	(65,338)	(28,495)
	45,150	09/30/18	0.655%(A)	1 Day USOIS(1)(A)	252	372,248	371,996
	22,510	09/30/18	0.747%(A)	1 Day USOIS(1)(A)	201	164,655	164,454
	14,465	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	36,449	36,449
	55,120	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	274	298,315	298,041
	82,865	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(4,269)	589,742	594,011
	92,210	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	26,885	26,885
	14,618	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	214,693	214,693
	14,825	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	217,844	217,844
	6,015	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	—	31,761	31,761
	28,605	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(13,977)	143,161	157,138
	11,650	07/14/19	1.428%(A)	1 Day USOIS(1)(A)	—	68,275	68,275
	28,185	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	292,036	292,036
	36,580	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	10,330	160,868	150,538
	80,965	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	71,711	414,837	343,126
	46,220	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	14,346	149,460	135,114
	25,810	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	281	43,517	43,236
	66,255	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	7,124	—	(7,124)
	22,890	03/08/20	2.157%(A)	1 Day USOIS(1)(A)	—	(6,473)	(6,473)
	1,515	03/28/20	2.190%(A)	1 Day USOIS(1)(A)	(78)	(454)	(376)
	13,600	07/17/20	1.521%(A)	1 Day USOIS(1)(A)	—	176,972	176,972
	1,895	09/27/21	2.330%(A)	1 Day USOIS(1)(A)	(527)	(2,879)	(2,352)
	19,445	02/16/22	—(4)	—(4)	—	(5,838)	(5,838)
	25,700	02/24/22	—(5)	—(5)	—	(1,947)	(1,947)
	5,260	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(9,014)	(9,014)
	4,490	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	53	(9,150)	(9,203)
	12,165	03/26/23	2.791%(S)	3 Month LIBOR(2)(Q)	(1,484)	51,215	52,699
	10,495	05/31/23	1.394%(S)	3 Month LIBOR(1)(Q)	207	632,592	632,385
	10,495	05/31/23	1.395%(S)	3 Month LIBOR(1)(Q)	207	631,999	631,792
	10,290	05/31/23	1.513%(S)	3 Month LIBOR(1)(Q)	206	556,750	556,544
	8,910	05/31/23	1.578%(S)	3 Month LIBOR(1)(Q)	(16,959)	451,878	468,837
	3,950	05/31/23	1.584%(S)	3 Month LIBOR(1)(Q)	172	199,196	199,024
	30,918	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	297	617,527	617,230
	6,920	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	16,360	222,769	206,409
	16,137	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(17,628)	487,110	504,738
	19,590	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(27,672)	552,938	580,610
	3,650	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	100,909	100,909
	11,070	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	352,602	352,602
	88,455	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	297,704	2,808,580	2,510,876
	29,940	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	102,544	940,583	838,039
	34,400	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	120,853	814,496	693,643
	3,900	02/14/25	—(3)	—(3)	—	7,257	7,257
	6,025	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	5,665	(30,700)	(36,365)
	15,934	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	211,226	686,850	475,624
	6,555	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	7,830	242,155	234,325
	2,515	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	79,370	79,370
	7,480	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(5,086)	173,130	178,216
	5,020	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	150,695	150,695
	3,295	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	144,418	144,418
	2,095	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	71,738	71,738
	12,980	03/26/28	2.884%(S)	3 Month LIBOR(1)(Q)	2,981	(124,142)	(127,123)
	9,930	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	(385,153)	(385,153)
	4,610	03/26/33	2.942%(S)	3 Month LIBOR(2)(Q)	(1,496)	64,575	66,071
	3,265	10/16/33	2.890%(S)	3 Month LIBOR(2)(Q)	—	(6,409)	(6,409)
A53

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest rate swap agreements outstanding at March 31, 2018 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d):
15,525	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	$ (102,773)	(1,121,063)	$ (1,018,290)
7,865	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	344,594	344,594
3,815	03/16/38	2.987%(S)	3 Month LIBOR(2)(Q)	—	85,497	85,497
2,905	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	203	543,871	543,668
3,090	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(154,092)	(154,092)
580	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	19,733	19,733
1,835	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	183	374,530	374,347
2,720	10/04/47	2.536%(S)	3 Month LIBOR(1)(Q)	—	144,227	144,227
2,865	03/16/48	2.970%(S)	3 Month LIBOR(1)(Q)	—	(89,396)	(89,396)
1,100	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	65,773	65,773
1,020	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	43,466	43,466
				$1,111,004	$15,457,203	$14,346,199
Cash of $2,340,000 and securities with a combined market value of $14,691,594 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at March 31, 2018.
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 38.25 bps quarterly.
(4)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.625 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(5)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

Total return swap agreements outstanding at March 31, 2018:
Counterparty	Termination Date	Long (Short) Notional Amount(000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC Total Return Swap Agreement:
Credit Suisse First Boston Corp.	1/12/41	3,120	Pay monthly variable payments based on 1 Month LIBOR and receive fixed payments based on IOS.FN30.450.10 Index	$(18,369)	(9,528)	$(8,841)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$ —	$ 2,198,121	$ —
Collateralized Loan Obligations	—	222,948,842	—
Consumer Loans	—	26,008,491	—
Home Equity Loans	—	24,396,873	—
Residential Mortgage-Backed Securities	—	27,104,289	—
Student Loans	—	4,866,250	—
Bank Loans	—	10,150,782	734,579
A54

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Commercial Mortgage-Backed Securities	$ —	$ 165,536,347	$ —
Corporate Bonds	—	427,227,664	—
Municipal Bonds	—	23,635,234	—
Residential Mortgage-Backed Securities	—	45,088,686	—
Sovereign Bonds	—	69,487,082	—
U.S. Government Agency Obligations	—	13,332,302	—
U.S. Treasury Obligations	—	19,640,095	—
Preferred Stocks	2,161,200	—	—
Affiliated Mutual Funds	76,923,219	—	—
Options Purchased	—	—	—
Options Written	—	(25,830)	—
Other Financial Instruments*
Futures contracts	9,020,816	—	—
Forward foreign currency exchange contracts	—	725,954	—
Centrally Cleared Credit Default Swap Agreements	—	(371,960)	—
OTC Credit Default Swap Agreements	—	(91,088)	8,044
OTC Currency Swap Agreement	—	(101,137)	—
Centrally Cleared Inflation Swap Agreements	—	(89,686)	—
Centrally Cleared Interest Rate Swap Agreements	—	14,346,199	—
OTC Total Return Swap Agreement	—	(18,369)	—
Total	$88,105,235	$1,095,995,141	$742,623
*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
A55

EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 97.4%
Common Stocks
Aerospace & Defense — 3.6%
Boeing Co. (The)	379,469	$ 124,420,296
United Technologies Corp.	287,912	36,225,088
		160,645,384
Air Freight & Logistics — 1.8%
FedEx Corp.	329,743	79,174,592
Automobiles — 0.7%
Tesla, Inc.*(a)	108,783	28,950,420
Banks — 11.1%
Bank of America Corp.	2,757,634	82,701,444
BB&T Corp.	1,015,782	52,861,295
Citigroup, Inc.	761,238	51,383,565
JPMorgan Chase & Co.	1,974,307	217,114,541
PNC Financial Services Group, Inc. (The)	462,384	69,930,956
SunTrust Banks, Inc.	237,400	16,152,696
		490,144,497
Biotechnology — 1.6%
BioMarin Pharmaceutical, Inc.*	257,221	20,852,906
Vertex Pharmaceuticals, Inc.*	302,209	49,254,023
		70,106,929
Building Products — 0.4%
Johnson Controls International PLC	564,846	19,905,173
Capital Markets — 1.0%
Goldman Sachs Group, Inc. (The)	179,762	45,274,857
Chemicals — 1.3%
DowDuPont, Inc.	501,884	31,975,030
FMC Corp.	343,464	26,299,038
		58,274,068
Communications Equipment — 0.9%
Cisco Systems, Inc.	930,775	39,920,940
Consumer Finance — 1.7%
Capital One Financial Corp.	441,465	42,301,176
SLM Corp.*	2,815,769	31,564,771
		73,865,947
Containers & Packaging — 0.5%
Sealed Air Corp.	557,252	23,844,813
Electric Utilities — 1.7%
American Electric Power Co., Inc.	550,176	37,736,572
Exelon Corp.	1,012,147	39,483,854
		77,220,426
Electrical Equipment — 1.2%
Eaton Corp. PLC	401,564	32,088,979
Emerson Electric Co.	306,959	20,965,300
		53,054,279
Electronic Equipment, Instruments & Components — 0.8%
Flex Ltd.*	2,107,991	34,423,493
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services — 1.3%
Halliburton Co.	1,269,809	$ 59,604,834
Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.	229,073	33,293,470
Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	189,186	35,648,318
Walmart, Inc.	426,628	37,957,093
		73,605,411
Food Products — 1.4%
Conagra Brands, Inc.	868,531	32,031,423
Mondelez International, Inc. (Class A Stock)	686,728	28,657,160
		60,688,583
Health Care Equipment & Supplies — 0.7%
Zimmer Biomet Holdings, Inc.	280,677	30,605,020
Health Care Providers & Services — 2.2%
Cigna Corp.	110,690	18,567,141
Laboratory Corp. of America Holdings*	219,616	35,522,888
UnitedHealth Group, Inc.	208,615	44,643,610
		98,733,639
Hotels, Restaurants & Leisure — 2.5%
Carnival Corp.	409,219	26,836,582
Marriott International, Inc. (Class A Stock)	369,858	50,293,291
McDonald’s Corp.	215,586	33,713,339
		110,843,212
Household Products — 0.8%
Procter & Gamble Co. (The)	422,573	33,501,587
Insurance — 2.1%
Brighthouse Financial, Inc.*(a)	254,045	13,057,913
Chubb Ltd.	358,573	49,042,029
MetLife, Inc.(a)	679,144	31,165,918
		93,265,860
Internet & Direct Marketing Retail — 6.0%
Amazon.com, Inc.*	90,227	130,589,146
Booking Holdings, Inc.*	17,323	36,038,596
Netflix, Inc.*	336,257	99,313,505
		265,941,247
Internet Software & Services — 10.5%
Alibaba Group Holding Ltd. (China), ADR*(a)	571,828	104,953,311
Alphabet, Inc. (Class A Stock)*	76,079	78,904,574
Alphabet, Inc. (Class C Stock)*	52,004	53,657,207
eBay, Inc.*	645,485	25,974,316
Facebook, Inc. (Class A Stock)*	422,869	67,570,238
MercadoLibre, Inc. (Argentina)(a)	124,349	44,316,740
Tencent Holdings Ltd. (China)	1,653,341	88,750,634
		464,127,020
IT Services — 5.5%
DXC Technology Co.	258,504	25,987,407

A56

EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Mastercard, Inc. (Class A Stock)	465,606	$ 81,555,547
PayPal Holdings, Inc.*	648,272	49,184,397
Square, Inc. (Class A Stock)*(a)	392,997	19,335,452
Visa, Inc. (Class A Stock)(a)	581,721	69,585,466
		245,648,269
Media — 2.6%
Charter Communications, Inc. (Class A Stock)*	110,494	34,387,943
Comcast Corp. (Class A Stock)	877,468	29,983,081
Liberty Global PLC (United Kingdom) (Class C Stock)*	812,116	24,712,690
Twenty-First Century Fox, Inc. (Class A Stock)	737,486	27,058,361
		116,142,075
Oil, Gas & Consumable Fuels — 3.9%
Anadarko Petroleum Corp.	404,491	24,435,301
Chevron Corp.	430,962	49,146,906
Noble Energy, Inc.	679,410	20,586,123
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	740,723	47,265,535
Suncor Energy, Inc. (Canada)	892,426	30,817,738
		172,251,603
Personal Products — 1.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	390,949	58,532,884
Pharmaceuticals — 4.1%
Allergan PLC	147,432	24,811,331
Bristol-Myers Squibb Co.	1,218,254	77,054,566
Eli Lilly & Co.	451,465	34,929,847
Pfizer, Inc.	1,316,280	46,714,777
		183,510,521
Road & Rail — 0.8%
Union Pacific Corp.	253,155	34,031,627
Semiconductors & Semiconductor Equipment — 4.3%
Broadcom Ltd.	216,926	51,118,612
NVIDIA Corp.	192,680	44,622,761
Texas Instruments, Inc.	907,934	94,325,263
		190,066,636
Software — 9.8%
Activision Blizzard, Inc.	603,993	40,745,368
Adobe Systems, Inc.*	354,666	76,636,229
Microsoft Corp.	1,690,197	154,264,280
PTC, Inc.*	493,273	38,480,227
salesforce.com, Inc.*	682,652	79,392,428
Workday, Inc. (Class A Stock)*(a)	349,228	44,390,371
		433,908,903
Specialty Retail — 1.2%
Home Depot, Inc. (The)	296,612	52,868,123
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	672,436	$ 112,821,312
Textiles, Apparel & Luxury Goods — 2.4%
Kering SA (France)	97,145	46,592,464
NIKE, Inc. (Class B Stock)	382,388	25,405,859
Tapestry, Inc.	648,030	34,092,858
		106,091,181
Wireless Telecommunication Services — 0.7%
Vodafone Group PLC (United Kingdom), ADR	1,148,544	31,952,494

Total Long-Term Investments (cost $2,745,753,029)		4,316,841,329
Short-Term Investments — 8.3%
Affiliated Mutual Funds
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	121,429,320	121,429,320
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $245,960,813; includes $245,544,948 of cash collateral for securities on loan)(b)(w)	245,969,279	245,944,682

Total Short-Term Investments (cost $367,390,133)		367,374,002

TOTAL INVESTMENTS—105.7% (cost $3,113,143,162)		4,684,215,331

Liabilities in excess of other assets — (5.7)%		(254,046,162)

Net Assets — 100.0%		$ 4,430,169,169

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $245,851,303; cash collateral of $245,544,948 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Series remained in compliance.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2- Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

A57

EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 160,645,384	$ —	$—
Air Freight & Logistics	79,174,592	—	—
Automobiles	28,950,420	—	—
Banks	490,144,497	—	—
Biotechnology	70,106,929	—	—
Building Products	19,905,173	—	—
Capital Markets	45,274,857	—	—
Chemicals	58,274,068	—	—
Communications Equipment	39,920,940	—	—
Consumer Finance	73,865,947	—	—
Containers & Packaging	23,844,813	—	—
Electric Utilities	77,220,426	—	—
Electrical Equipment	53,054,279	—	—
Electronic Equipment, Instruments & Components	34,423,493	—	—
Energy Equipment & Services	59,604,834	—	—
Equity Real Estate Investment Trusts (REITs)	33,293,470	—	—
Food & Staples Retailing	73,605,411	—	—
Food Products	60,688,583	—	—
Health Care Equipment & Supplies	30,605,020	—	—
Health Care Providers & Services	98,733,639	—	—
Hotels, Restaurants & Leisure	110,843,212	—	—
Household Products	33,501,587	—	—
Insurance	93,265,860	—	—
Internet & Direct Marketing Retail	265,941,247	—	—
Internet Software & Services	375,376,386	88,750,634	—
IT Services	245,648,269	—	—
Media	116,142,075	—	—
Oil, Gas & Consumable Fuels	172,251,603	—	—
Personal Products	58,532,884	—	—
Pharmaceuticals	183,510,521	—	—
Road & Rail	34,031,627	—	—
Semiconductors & Semiconductor Equipment	190,066,636	—	—
Software	433,908,903	—	—
Specialty Retail	52,868,123	—	—
Technology Hardware, Storage & Peripherals	112,821,312	—	—
Textiles, Apparel & Luxury Goods	59,498,717	46,592,464	—
Wireless Telecommunication Services	31,952,494	—	—
Affiliated Mutual Funds	367,374,002	—	—
Total	$4,548,872,233	$135,343,098	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
A58

FLEXIBLE MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 97.3%
Common Stocks — 64.8%
Aerospace & Defense — 2.0%
Arconic, Inc.	177,400	$ 4,087,296
Boeing Co. (The)	48,000	15,738,240
Dassault Aviation SA (France)	70	133,729
Harris Corp.	104,600	16,869,888
Huntington Ingalls Industries, Inc.	25,900	6,675,984
Lockheed Martin Corp.	69,700	23,553,721
Raytheon Co.	46,700	10,078,794
Singapore Technologies Engineering Ltd. (Singapore)	4,900	13,480
Spirit AeroSystems Holdings, Inc. (Class A Stock)	55,700	4,662,090
		81,813,222
Air Freight & Logistics — 0.5%
FedEx Corp.	81,700	19,616,987
Royal Mail PLC (United Kingdom)	39,534	300,054
		19,917,041
Airlines — 0.1%
Deutsche Lufthansa AG (Germany)	10,593	338,632
easyJet PLC (United Kingdom)	501	11,294
International Consolidated Airlines Group SA (United Kingdom)	2,273	19,679
Singapore Airlines Ltd. (Singapore)	1,800	14,957
Southwest Airlines Co.	53,200	3,047,296
		3,431,858
Auto Components — 0.2%
Aisin Seiki Co. Ltd. (Japan)	2,400	130,975
BorgWarner, Inc.	192,000	9,644,160
Cie Generale des Etablissements Michelin SCA (France)	539	79,795
Denso Corp. (Japan)	1,500	82,507
Faurecia SA (France)	258	20,877
Koito Manufacturing Co. Ltd. (Japan)	300	20,950
NGK Spark Plug Co. Ltd. (Japan)	500	12,048
Stanley Electric Co. Ltd. (Japan)	7,500	281,600
Toyota Industries Corp. (Japan)	500	30,227
		10,303,139
Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	1,031	112,142
Daimler AG (Germany)	2,819	240,179
Ferrari NV (Italy)	347	41,713
Fiat Chrysler Automobiles NV (United Kingdom)*	3,401	69,368
General Motors Co.	489,700	17,795,698
Honda Motor Co. Ltd. (Japan)	9,900	342,704
Isuzu Motors Ltd. (Japan)	1,700	26,046
Peugeot SA (France)	1,508	36,312
Suzuki Motor Corp. (Japan)	1,100	59,723
Thor Industries, Inc.	50,300	5,793,051
Toyota Motor Corp. (Japan)	8,300	538,933
Volkswagen AG (Germany)	91	18,214
		25,074,083
	Shares	Value
Common Stocks (continued)
Banks — 4.3%
ABN AMRO Group NV (Netherlands), CVA, 144A	10,667	$ 321,646
AIB Group PLC (Ireland)	2,551	15,354
Australia & New Zealand Banking Group Ltd. (Australia)	9,280	193,148
Banco Santander SA (Spain)	4,418	28,918
Bank Leumi Le-Israel BM (Israel)	4,340	26,216
Bank of America Corp.	1,678,600	50,341,214
Bank of East Asia Ltd. (The) (Hong Kong)	67,400	270,065
Bankinter SA (Spain)	27,135	279,364
BNP Paribas SA (France)	3,491	258,895
Chiba Bank Ltd. (The) (Japan)	2,000	16,352
Citigroup, Inc.	478,900	32,325,750
Commonwealth Bank of Australia (Australia)	613	34,280
Concordia Financial Group Ltd. (Japan)	3,900	22,021
Danske Bank A/S (Denmark)	7,208	270,072
DBS Group Holdings Ltd. (Singapore)	5,700	120,397
DNB ASA (Norway)	17,418	343,087
Hang Seng Bank Ltd. (Hong Kong)	4,400	102,232
HSBC Holdings PLC (United Kingdom)	33,481	314,410
Intesa Sanpaolo SpA (Italy)	117,459	427,669
Intesa Sanpaolo SpA (Italy), RSP	10,001	37,882
Japan Post Bank Co. Ltd. (Japan)	11,200	151,994
JPMorgan Chase & Co.	559,094	61,483,567
KBC Group NV (Belgium)	4,257	370,695
Lloyds Banking Group PLC (United Kingdom)	524,607	477,196
Mebuki Financial Group, Inc. (Japan)	3,200	12,430
Mediobanca Banca di Credito Finanziario SpA (Italy)	26,643	313,226
Mizrahi Tefahot Bank Ltd. (Israel)	10,583	202,727
Mizuho Financial Group, Inc. (Japan)	139,600	254,404
Oversea-Chinese Banking Corp. Ltd. (Singapore)	30,900	304,396
Raiffeisen Bank International AG (Austria)*	450	17,527
Resona Holdings, Inc. (Japan)	7,100	38,162
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)(a)	4,812	50,556
Sumitomo Mitsui Financial Group, Inc. (Japan)	10,400	441,213
UniCredit SpA (Italy)*	4,233	88,475
United Overseas Bank Ltd. (Singapore)	4,100	86,273
Wells Fargo & Co.	519,712	27,238,106
		177,279,919
Beverages — 1.4%
Asahi Group Holdings Ltd. (Japan)	1,100	59,156
Coca-Cola Amatil Ltd. (Australia)	1,715	11,484
Coca-Cola Co. (The)	550,800	23,921,244
Coca-Cola HBC AG (Switzerland)*	1,615	59,766
Diageo PLC (United Kingdom)	7,887	266,735
Kirin Holdings Co. Ltd. (Japan)	3,800	101,164
PepsiCo, Inc.	285,820	31,197,253

A59

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Pernod Ricard SA (France)	669	$ 111,394
Treasury Wine Estates Ltd. (Australia)	1,006	13,144
		55,741,340
Biotechnology — 1.8%
AbbVie, Inc.	355,800	33,676,470
Amgen, Inc.	84,408	14,389,876
Biogen, Inc.*	30,100	8,241,982
Celgene Corp.*	56,000	4,995,760
CSL Ltd. (Australia)	1,430	172,284
Gilead Sciences, Inc.	172,100	12,974,619
		74,450,991
Building Products — 0.1%
Asahi Glass Co. Ltd. (Japan)	600	25,144
Cie de Saint-Gobain (France)	1,383	73,030
Universal Forest Products, Inc.	75,700	2,456,465
		2,554,639
Capital Markets — 1.8%
3i Group PLC (United Kingdom)	6,206	74,905
Affiliated Managers Group, Inc.	34,100	6,464,678
Ameriprise Financial, Inc.	105,500	15,607,670
ASX Ltd. (Australia)	612	26,523
BlackRock, Inc.	9,000	4,875,480
Daiwa Securities Group, Inc. (Japan)	5,000	32,179
Evercore, Inc. (Class A Stock)	57,400	5,005,280
Franklin Resources, Inc.	69,500	2,410,260
Invesco Ltd.	17,000	544,170
Macquarie Group Ltd. (Australia)	4,917	392,067
Morgan Stanley	90,400	4,877,984
Natixis SA (France)	36,370	298,427
Nomura Holdings, Inc. (Japan)	32,400	188,935
Partners Group Holding AG (Switzerland)	249	185,287
Raymond James Financial, Inc.	62,300	5,570,243
S&P Global, Inc.	120,600	23,041,836
Schroders PLC (United Kingdom)	2,261	101,447
St. James’s Place PLC (United Kingdom)	1,622	24,729
Stifel Financial Corp.	26,600	1,575,518
T. Rowe Price Group, Inc.	37,700	4,070,469
		75,368,087
Chemicals — 1.3%
Air Products & Chemicals, Inc.	5,400	858,762
Asahi Kasei Corp. (Japan)	3,800	50,790
BASF SE (Germany)	3,575	362,567
Chemours Co. (The)	332,900	16,215,559
Covestro AG (Germany), 144A	3,707	365,018
Huntsman Corp.	151,900	4,443,075
Ingevity Corp.*	52,800	3,890,832
Koninklijke DSM NV (Netherlands)	575	57,153
Linde AG (Germany)*	581	122,771
LyondellBasell Industries NV (Class A Stock)	164,600	17,394,928
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Mitsubishi Chemical Holdings Corp. (Japan)	36,700	$ 357,328
Mitsubishi Gas Chemical Co., Inc. (Japan)	3,100	74,812
Mitsui Chemicals, Inc. (Japan)	600	19,050
Shin-Etsu Chemical Co. Ltd. (Japan)	1,200	125,171
Sumitomo Chemical Co. Ltd. (Japan)	5,000	29,008
Teijin Ltd. (Japan)	700	13,302
Tosoh Corp. (Japan)	15,100	297,780
Westlake Chemical Corp.	96,600	10,737,090
		55,414,996
Commercial Services & Supplies — 0.0%
Dai Nippon Printing Co. Ltd. (Japan)	800	16,625
Edenred (France)	6,541	227,513
		244,138
Communications Equipment — 0.4%
Cisco Systems, Inc.	364,100	15,616,249
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	772	30,120
Argan, Inc.	12,600	541,170
CIMIC Group Ltd. (Australia)	4,571	157,323
Eiffage SA (France)	232	26,423
EMCOR Group, Inc.	53,100	4,138,083
HOCHTIEF AG (Germany)	918	171,601
Kajima Corp. (Japan)	3,000	28,204
Obayashi Corp. (Japan)	2,100	23,133
Taisei Corp. (Japan)	700	35,903
Vinci SA (France)	4,411	434,462
		5,586,422
Consumer Finance — 0.8%
Capital One Financial Corp.	210,700	20,189,274
Navient Corp.	622,000	8,160,640
OneMain Holdings, Inc.*	93,600	2,802,384
		31,152,298
Containers & Packaging — 0.0%
Owens-Illinois, Inc.*	11,500	249,090
Distributors — 0.2%
LKQ Corp.*	237,500	9,013,125
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc. (Class B Stock)*	177,000	35,307,960
ORIX Corp. (Japan)	10,400	186,378
		35,494,338
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	993,500	35,418,275
BT Group PLC (United Kingdom)	25,523	81,465
Deutsche Telekom AG (Germany)	10,443	170,855
Elisa OYJ (Finland)	442	19,991
HKT Trust & HKT Ltd. (Hong Kong) (Class SS Stock)	12,000	15,129

A60

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Nippon Telegraph & Telephone Corp. (Japan)	8,300	$ 387,221
Orange SA (France)	17,538	298,109
Telecom Italia SpA (Italy)*	260,705	247,538
Telecom Italia SpA (Italy), RSP	18,981	15,803
Verizon Communications, Inc.	721,588	34,506,338
		71,160,724
Electric Utilities — 0.6%
CK Infrastructure Holdings Ltd. (Hong Kong)	1,000	8,196
CLP Holdings Ltd. (Hong Kong)	5,000	50,980
EDP-Energias de Portugal SA (Portugal)	7,375	28,022
Endesa SA (Spain)	998	21,986
Enel SpA (Italy)	25,236	154,425
Exelon Corp.	479,300	18,697,493
Iberdrola SA (Spain)	18,949	139,340
Kansai Electric Power Co., Inc. (The) (Japan)	2,000	26,149
Kyushu Electric Power Co., Inc. (Japan)	1,300	15,701
NextEra Energy, Inc.	41,800	6,827,194
Orsted A/S (Denmark), 144A	5,517	358,947
Red Electrica Corp. SA (Spain)	1,404	28,982
SSE PLC (United Kingdom)	8,311	149,093
Terna Rete Elettrica Nazionale SpA (Italy)	4,406	25,748
Tohoku Electric Power Co., Inc. (Japan)	1,300	17,684
		26,549,940
Electrical Equipment — 0.3%
AMETEK, Inc.	145,900	11,084,023
Fuji Electric Co. Ltd. (Japan)	2,000	13,779
Mitsubishi Electric Corp. (Japan)	6,200	100,629
Schneider Electric SE (France)	2,452	215,927
		11,414,358
Electronic Equipment, Instruments & Components — 0.1%
Alps Electric Co. Ltd. (Japan)	600	14,853
CDW Corp.	16,600	1,167,146
Hexagon AB (Sweden) (Class B Stock)	4,922	293,789
Hitachi Ltd. (Japan)	59,000	429,733
Keyence Corp. (Japan)	300	187,397
Nippon Electric Glass Co. Ltd. (Japan)	300	8,696
Omron Corp. (Japan)	600	35,074
TDK Corp. (Japan)	400	35,636
		2,172,324
Energy Equipment & Services — 0.2%
Halliburton Co.	201,300	9,449,022
Equity Real Estate Investment Trusts (REITs) — 1.2%
Apple Hospitality REIT, Inc.	202,200	3,552,654
British Land Co. PLC (The) (United Kingdom)	7,896	71,177
Brixmor Property Group, Inc.(a)	543,800	8,292,950
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
CoreCivic, Inc.	137,900	$ 2,691,808
DDR Corp.(a)	497,300	3,645,209
Dexus (Australia)	3,237	23,309
DiamondRock Hospitality Co.	242,500	2,531,700
Franklin Street Properties Corp.	72,300	608,043
GEO Group, Inc. (The)(a)	253,350	5,186,075
Goodman Group (Australia)	5,581	36,288
Gramercy Property Trust	82,300	1,788,379
HCP, Inc.	252,700	5,870,221
Hospitality Properties Trust	63,000	1,596,420
Kimco Realty Corp.(a)	307,100	4,422,240
Klepierre SA (France)	681	27,449
Mirvac Group (Australia)	84,815	140,953
Nippon Building Fund, Inc. (Japan)	4	22,187
Nippon Prologis REIT, Inc. (Japan)	44	95,565
Nomura Real Estate Master Fund, Inc. (Japan)	12	16,701
Spirit Realty Capital, Inc.	1,050,500	8,151,880
VEREIT, Inc.	173,300	1,206,168
		49,977,376
Food & Staples Retailing — 1.1%
J. Sainsbury PLC (United Kingdom)	92,828	311,389
Jeronimo Martins SGPS SA (Portugal)	814	14,806
Koninklijke Ahold Delhaize NV (Netherlands)	5,464	129,475
Kroger Co. (The)	609,800	14,598,612
Performance Food Group Co.*	44,900	1,340,265
Tesco PLC (United Kingdom)	30,413	88,021
Walmart, Inc.	303,400	26,993,498
Wesfarmers Ltd. (Australia)	3,593	115,137
WM Morrison Supermarkets PLC (United Kingdom)	108,457	325,410
Woolworths Group Ltd. (Australia)	4,115	83,522
		44,000,135
Food Products — 0.9%
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	3	18,613
Conagra Brands, Inc.	77,100	2,843,448
Danone SA (France)	1,083	87,812
Golden Agri-Resources Ltd. (Singapore)	22,500	6,032
J.M. Smucker Co. (The)(a)	119,300	14,794,393
Marine Harvest ASA (Norway)	16,965	342,921
Nestle SA (Switzerland)	6,288	497,013
NH Foods Ltd. (Japan)	500	20,530
Orkla ASA (Norway)	2,520	27,158
Pilgrim’s Pride Corp.*	6,800	167,348
Tate & Lyle PLC (United Kingdom)	31,658	241,792
Tyson Foods, Inc. (Class A Stock)	240,700	17,616,833
WH Group Ltd. (Hong Kong), 144A	323,500	346,626
Wilmar International Ltd. (Singapore)	66,900	163,105
		37,173,624

A61

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Gas Utilities — 0.1%
Gas Natural SDG SA (Spain)	1,102	$ 26,303
UGI Corp.	132,200	5,872,324
		5,898,627
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	403,300	24,165,736
Baxter International, Inc.	230,000	14,959,200
Boston Scientific Corp.*	275,100	7,515,732
Cochlear Ltd. (Australia)	175	24,578
Danaher Corp.	216,600	21,207,306
Edwards Lifesciences Corp.*	34,500	4,813,440
Hill-Rom Holdings, Inc.	23,900	2,079,300
IDEXX Laboratories, Inc.*	18,400	3,521,576
Intuitive Surgical, Inc.*	6,600	2,724,678
Medtronic PLC	163,100	13,083,882
Olympus Corp. (Japan)	900	34,415
Smith & Nephew PLC (United Kingdom)	18,059	337,829
Terumo Corp. (Japan)	1,000	52,012
		94,519,684
Health Care Providers & Services — 2.1%
Alfresa Holdings Corp. (Japan)	600	13,548
Anthem, Inc.	59,500	13,072,150
Cigna Corp.	17,000	2,851,580
Express Scripts Holding Co.*	284,100	19,625,628
Fresenius Medical Care AG & Co. KGaA (Germany)	1,976	201,815
Fresenius SE & Co. KGaA (Germany)	1,261	96,422
HCA Healthcare, Inc.	47,700	4,626,900
Humana, Inc.	30,900	8,306,847
Medipal Holdings Corp. (Japan)	5,600	116,878
Ramsay Health Care Ltd. (Australia)	3,626	174,693
Ryman Healthcare Ltd. (New Zealand)	1,274	9,804
Sonic Healthcare Ltd. (Australia)	1,277	22,595
UnitedHealth Group, Inc.	177,000	37,878,000
		86,996,860
Hotels, Restaurants & Leisure — 1.3%
Aristocrat Leisure Ltd. (Australia)	9,214	172,030
Carnival PLC	589	37,910
Crown Resorts Ltd. (Australia)	1,180	11,589
Flight Centre Travel Group Ltd. (Australia)	3,200	140,870
Galaxy Entertainment Group Ltd. (Hong Kong)	7,500	68,840
Hilton Grand Vacations, Inc.*	93,300	4,013,766
Hilton Worldwide Holdings, Inc.	165,000	12,995,400
Las Vegas Sands Corp.	34,700	2,494,930
McDonald’s Corp.	194,400	30,400,272
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR	700	20,286
Oriental Land Co. Ltd. (Japan)	700	71,622
Paddy Power Betfair PLC (Ireland)	249	25,576
Sands China Ltd. (Macau)	7,600	41,301
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Texas Roadhouse, Inc.	28,000	$ 1,617,840
TUI AG (Germany)	1,434	30,750
		52,142,982
Household Durables — 0.0%
Berkeley Group Holdings PLC (United Kingdom)	5,587	297,002
Meritage Homes Corp.*	21,400	968,350
Panasonic Corp. (Japan)	6,700	96,215
Persimmon PLC (United Kingdom)	3,401	120,709
Sony Corp. (Japan)	10,400	511,683
Taylor Wimpey PLC (United Kingdom)	10,058	26,057
		2,020,016
Household Products — 0.5%
Henkel AG & Co. KGaA (Germany)	321	40,441
Kimberly-Clark Corp.	142,600	15,704,538
Procter & Gamble Co. (The)	68,005	5,391,436
		21,136,415
Independent Power & Renewable Electricity Producers — 0.6%
AES Corp.	937,700	10,661,649
NRG Energy, Inc.	397,200	12,126,516
		22,788,165
Industrial Conglomerates — 1.3%
3M Co.	125,000	27,440,000
CK Hutchison Holdings Ltd. (Hong Kong)	8,500	102,130
DCC PLC (United Kingdom)	1,873	172,572
Honeywell International, Inc.	178,800	25,838,388
Jardine Matheson Holdings Ltd. (Hong Kong)	4,600	283,452
Siemens AG (Germany)	356	45,425
		53,881,967
Insurance — 1.2%
Aegon NV (Netherlands)	1,597	10,775
AIA Group Ltd. (Hong Kong)	4,200	35,904
Allianz SE (Germany)	1,558	352,197
Allstate Corp. (The)	174,800	16,571,040
American Equity Investment Life Holding Co.	100,400	2,947,744
American Financial Group, Inc.	18,100	2,031,182
Aviva PLC (United Kingdom)	12,503	87,259
AXA SA (France)	6,134	163,060
CNA Financial Corp.	17,900	883,365
Dai-ichi Life Holdings, Inc. (Japan)	3,400	62,769
Direct Line Insurance Group PLC (United Kingdom)	61,865	331,256
Insurance Australia Group Ltd. (Australia)	53,722	311,046
Legal & General Group PLC (United Kingdom)	18,780	68,045
Mapfre SA (Spain)	3,360	11,179
Medibank Private Ltd. (Australia)	8,784	19,716
MetLife, Inc.	196,300	9,008,207

A62

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
NN Group NV (Netherlands)	991	$ 44,030
Old Republic International Corp.	84,900	1,821,105
Sampo OYJ (Finland) (Class A Stock)	1,370	76,327
Swiss Life Holding AG (Switzerland)*	101	35,993
Swiss Re AG (Switzerland)	2,167	221,179
Travelers Cos., Inc. (The)	6,500	902,590
Unum Group	278,200	13,245,102
Zurich Insurance Group AG (Switzerland)*	1,332	439,377
		49,680,447
Internet & Direct Marketing Retail — 1.9%
Amazon.com, Inc.*	27,800	40,236,052
Booking Holdings, Inc.*	700	1,456,273
Groupon, Inc.*(a)	1,120,600	4,863,404
Liberty Interactive Corp. QVC Group (Class A Stock)*	562,600	14,160,642
Netflix, Inc.*	48,100	14,206,335
Nutrisystem, Inc.	64,300	1,732,885
		76,655,591
Internet Software & Services — 3.4%
Alphabet, Inc. (Class A Stock)*	33,600	34,847,904
Alphabet, Inc. (Class C Stock)*	49,482	51,055,033
Etsy, Inc.*	46,100	1,293,566
Facebook, Inc. (Class A Stock)*	334,900	53,513,671
United Internet AG (Germany)	395	24,889
		140,735,063
IT Services — 2.4%
Accenture PLC (Class A Stock)	151,500	23,255,250
Amadeus IT Group SA (Spain)	5,133	379,858
Automatic Data Processing, Inc.	87,200	9,895,456
CACI International, Inc. (Class A Stock)*	5,200	787,020
Cognizant Technology Solutions Corp. (Class A Stock)	300,800	24,214,400
Computershare Ltd. (Australia)	1,481	19,861
Obic Co. Ltd. (Japan)	200	16,854
Otsuka Corp. (Japan)	400	20,393
Visa, Inc. (Class A Stock)(a)	324,800	38,852,576
Wirecard AG (Germany)	356	42,201
		97,483,869
Leisure Products — 0.0%
Sankyo Co. Ltd. (Japan)	2,200	76,961
Vista Outdoor, Inc.*	124,500	2,031,840
		2,108,801
Life Sciences Tools & Services — 0.5%
Bruker Corp.	66,200	1,980,704
Illumina, Inc.*	76,200	18,015,204
QIAGEN NV*	620	20,044
		20,015,952
	Shares	Value
Common Stocks (continued)
Machinery — 1.6%
Atlas Copco AB (Sweden) (Class A Stock)	4,790	$ 208,038
Atlas Copco AB (Sweden) (Class B Stock)	1,137	44,395
Caterpillar, Inc.	157,400	23,197,612
CNH Industrial NV (United Kingdom)	3,157	39,011
Cummins, Inc.	95,600	15,495,804
Daifuku Co. Ltd. (Japan)	1,500	88,931
Hitachi Construction Machinery Co. Ltd. (Japan)	300	11,645
Illinois Tool Works, Inc.	111,000	17,389,260
Komatsu Ltd. (Japan)	2,900	97,147
MAN SE (Germany)	110	12,827
Minebea Mitsumi, Inc. (Japan)	5,400	116,109
NSK Ltd. (Japan)	1,200	16,144
Oshkosh Corp.	96,900	7,487,463
Sandvik AB (Sweden)	20,027	366,919
Schindler Holding AG (Switzerland)	64	13,408
Schindler Holding AG (Switzerland), (Part. Cert.)	493	106,374
Sumitomo Heavy Industries Ltd. (Japan)	400	15,283
THK Co. Ltd. (Japan)	400	16,640
Volvo AB (Sweden) (Class B Stock)	19,353	354,245
Yangzijiang Shipbuilding Holdings Ltd. (China)	298,300	277,832
		65,355,087
Marine — 0.0%
A.P. Moller-Maersk A/S (Denmark) (Class A Stock)	10	14,732
Media — 1.2%
Comcast Corp. (Class A Stock)	874,246	29,872,986
I-CABLE Communications Ltd. (Hong Kong)*	3,065	78
John Wiley & Sons, Inc. (Class A Stock)	32,700	2,082,990
ProSiebenSat.1 Media SE (Germany)	2,324	80,495
Publicis Groupe SA (France)	638	44,425
RTL Group SA (Luxembourg)	111	9,216
TEGNA, Inc.	286,400	3,262,096
Telenet Group Holding NV (Belgium)*	162	10,829
Twenty-First Century Fox, Inc. (Class A Stock)	152,000	5,576,880
Twenty-First Century Fox, Inc. (Class B Stock)	180,800	6,575,696
		47,515,691
Metals & Mining — 0.7%
Anglo American PLC (United Kingdom)	18,129	422,308
ArcelorMittal (Luxembourg)*	12,231	388,485
BHP Billiton Ltd. (Australia)	10,283	227,928
BHP Billiton PLC (Australia)	6,577	129,982
BlueScope Steel Ltd. (Australia)	1,791	21,072
Boliden AB (Sweden)	864	30,403
Fortescue Metals Group Ltd. (Australia)	4,891	16,476
Freeport-McMoRan, Inc.*	1,072,700	18,847,339

A63

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
JFE Holdings, Inc. (Japan)	6,900	$ 139,182
Nippon Steel & Sumitomo Metal Corp. (Japan)	2,400	52,692
Rio Tinto Ltd. (United Kingdom)	1,316	74,554
Rio Tinto PLC (United Kingdom)	3,885	197,140
South32 Ltd. (Australia)	16,028	40,281
Southern Copper Corp. (Peru)(a)	64,900	3,516,282
Steel Dynamics, Inc.	87,500	3,869,250
voestalpine AG (Austria)	2,742	143,838
		28,117,212
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Corp.	144,200	2,174,536
Multiline Retail — 0.7%
Don Quijote Holdings Co. Ltd. (Japan)	400	22,924
J. Front Retailing Co. Ltd. (Japan)	6,600	111,470
Kohl’s Corp.	226,500	14,838,015
Macy’s, Inc.(a)	512,800	15,250,672
Next PLC (United Kingdom)	470	31,419
Takashimaya Co. Ltd. (Japan)	1,000	9,613
		30,264,113
Multi-Utilities — 0.1%
AGL Energy Ltd. (Australia)	2,172	36,404
CenterPoint Energy, Inc.	116,800	3,200,320
E.ON SE (Germany)	14,661	162,915
Innogy SE (Germany), 144A	431	20,429
MDU Resources Group, Inc.	32,700	920,832
National Grid PLC (United Kingdom)	10,263	115,525
		4,456,425
Oil, Gas & Consumable Fuels — 3.5%
Anadarko Petroleum Corp.	324,100	19,578,881
BP PLC (United Kingdom)	49,966	337,025
Caltex Australia Ltd. (Australia)	826	20,064
ConocoPhillips	389,900	23,117,171
CVR Energy, Inc.(a)	30,600	924,732
Devon Energy Corp.	251,700	8,001,543
Exxon Mobil Corp.	150,216	11,207,616
JXTG Holdings, Inc. (Japan)	55,800	340,189
Marathon Oil Corp.	713,100	11,502,303
Marathon Petroleum Corp.	291,200	21,289,632
Neste OYJ (Finland)	397	27,633
OMV AG (Austria)	4,122	240,424
Phillips 66(a)	157,600	15,116,992
Pioneer Natural Resources Co.	38,600	6,630,708
Repsol SA (Spain)	20,422	363,015
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	14,043	444,299
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	11,852	381,378
TOTAL SA (France)	7,226	414,193
Valero Energy Corp.	246,100	22,830,697
		142,768,495
Paper & Forest Products — 0.0%
UPM-Kymmene OYJ (Finland)	1,669	61,876
	Shares	Value
Common Stocks (continued)
Personal Products — 0.0%
Avon Products, Inc. (United Kingdom)*	73,400	$ 208,456
Kao Corp. (Japan)	1,500	112,610
Kose Corp. (Japan)	100	21,022
Pola Orbis Holdings, Inc. (Japan)	2,400	100,049
Unilever NV (United Kingdom), CVA	7,333	413,915
Unilever PLC (United Kingdom)	4,071	225,788
		1,081,840
Pharmaceuticals — 2.5%
Allergan PLC	71,600	12,049,564
Astellas Pharma, Inc. (Japan)	6,700	102,483
Bayer AG (Germany)	3,489	393,328
Bristol-Myers Squibb Co.	99,400	6,287,050
GlaxoSmithKline PLC (United Kingdom)	3,253	63,176
H. Lundbeck A/S (Denmark)	2,587	145,303
Ipsen SA (France)	119	18,497
Johnson & Johnson	207,498	26,590,869
Merck & Co., Inc.	225,900	12,304,773
Mitsubishi Tanabe Pharma Corp. (Japan)	600	12,122
Novartis AG (Switzerland)	9,239	747,258
Novo Nordisk A/S (Denmark) (Class B Stock)	5,728	281,737
Perrigo Co. PLC	32,000	2,666,880
Pfizer, Inc.	548,900	19,480,461
Recordati SpA (Italy)	336	12,397
Roche Holding AG (Switzerland)	3,400	779,950
Sanofi (France)	6,452	517,710
Shionogi & Co. Ltd. (Japan)	3,200	166,635
UCB SA (Belgium)	396	32,250
Zoetis, Inc.	238,200	19,892,082
		102,544,525
Professional Services — 0.1%
Adecco Group AG (Switzerland)	507	36,113
Experian PLC (United Kingdom)	2,939	63,561
Insperity, Inc.	32,000	2,225,600
Randstad Holding NV (Netherlands)	2,057	135,474
		2,460,748
Real Estate Management & Development — 0.5%
CBRE Group, Inc. (Class A Stock)*	372,200	17,575,284
CK Asset Holdings Ltd. (Hong Kong)	8,500	71,732
Daiwa House Industry Co. Ltd. (Japan)	1,800	69,342
Hang Lung Properties Ltd. (Hong Kong)	6,000	14,082
Henderson Land Development Co. Ltd. (Hong Kong)	4,000	26,228
Hulic Co. Ltd. (Japan)	900	9,808
Kerry Properties Ltd. (Hong Kong)	68,500	309,756
LendLease Group (Australia)	1,724	23,114
Mitsubishi Estate Co. Ltd. (Japan)	4,000	67,006
New World Development Co. Ltd. (Hong Kong)	18,000	25,654
Sumitomo Realty & Development Co. Ltd. (Japan)	1,000	37,367

A64

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Swiss Prime Site AG (Switzerland)*	226	$ 21,871
Tokyo Tatemono Co. Ltd. (Japan)	17,800	269,440
Wharf Holdings Ltd. (The) (Hong Kong)	37,000	128,105
		18,648,789
Road & Rail — 0.9%
Central Japan Railway Co. (Japan)	2,000	381,685
CSX Corp.	237,800	13,247,838
DSV A/S (Denmark)	275	21,711
Norfolk Southern Corp.	130,000	17,651,400
Union Pacific Corp.	35,800	4,812,594
		36,115,228
Semiconductors & Semiconductor Equipment — 3.2%
Applied Materials, Inc.	455,400	25,324,794
ASM Pacific Technology Ltd. (Hong Kong)	800	11,271
ASML Holding NV (Netherlands)	716	141,978
Broadcom Ltd.	83,100	19,582,515
Disco Corp. (Japan)	100	21,374
Intel Corp.	507,000	26,404,560
Micron Technology, Inc.*	96,300	5,021,082
MKS Instruments, Inc.	63,300	7,320,645
NVIDIA Corp.	130,200	30,153,018
STMicroelectronics NV (Switzerland)	2,025	45,064
Texas Instruments, Inc.	144,300	14,991,327
Tokyo Electron Ltd. (Japan)	2,300	425,480
		129,443,108
Software — 3.8%
Activision Blizzard, Inc.	115,000	7,757,900
Adobe Systems, Inc.*	83,900	18,129,112
ANSYS, Inc.*	25,200	3,948,588
CA, Inc.	60,800	2,061,120
Check Point Software Technologies Ltd. (Israel)*	400	39,736
Dassault Systemes SE (France)	406	55,213
Dell Technologies, Inc. (Class V Stock)*	58,600	4,290,106
Intuit, Inc.	110,800	19,207,180
Micro Focus International PLC (United Kingdom)	1,405	19,619
Microsoft Corp.	834,200	76,137,434
Nexon Co. Ltd. (Japan)*	11,000	186,491
Nice Ltd. (Israel)*	190	17,753
Oracle Corp.	403,600	18,464,700
salesforce.com, Inc.*	45,000	5,233,500
SAP SE (Germany)	423	44,407
		155,592,859
Specialty Retail — 0.9%
Bed Bath & Beyond, Inc.(a)	225,100	4,724,849
Fast Retailing Co. Ltd. (Japan)	900	361,560
Gap, Inc. (The)	230,700	7,197,840
Genesco, Inc.*(a)	24,100	978,460
Group 1 Automotive, Inc.	28,600	1,868,724
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
RH*(a)	56,200	$ 5,354,736
Ross Stores, Inc.	222,300	17,334,954
		37,821,123
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	445,900	74,813,102
Canon, Inc. (Japan)	10,900	395,434
FUJIFILM Holdings Corp. (Japan)	1,300	51,914
Hewlett Packard Enterprise Co.	919,000	16,119,260
HP, Inc.	858,000	18,807,360
Konica Minolta, Inc. (Japan)	1,500	12,751
Western Digital Corp.	198,000	18,269,460
		128,469,281
Textiles, Apparel & Luxury Goods — 0.7%
adidas AG (Germany)	595	144,762
Columbia Sportswear Co.	12,200	932,446
Hermes International (France)	99	58,683
Lululemon Athletica, Inc.*	175,000	15,596,000
LVMH Moet Hennessy Louis Vuitton SE (France)	1,869	575,976
PVH Corp.	60,500	9,161,515
Skechers U.S.A., Inc. (Class A Stock)*	5,600	217,784
Swatch Group AG (The) (Switzerland)	41	18,091
Swatch Group AG (The) (Switzerland)	140	11,741
Wolverine World Wide, Inc.	83,700	2,418,930
		29,135,928
Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc.	154,500	2,941,680
Tobacco — 0.7%
Altria Group, Inc.	417,000	25,987,440
British American Tobacco PLC (United Kingdom)	3,562	205,908
Imperial Brands PLC (United Kingdom)	3,103	105,655
Japan Tobacco, Inc. (Japan)	3,400	97,128
Swedish Match AB (Sweden)	8,221	372,557
		26,768,688
Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	41,200	3,003,480
Ferguson PLC (Switzerland)	782	58,814
ITOCHU Corp. (Japan)(a)	22,600	441,314
Marubeni Corp. (Japan)	15,000	109,538
Mitsubishi Corp. (Japan)	7,500	201,893
Mitsui & Co. Ltd. (Japan)	14,200	244,352
Sumitomo Corp. (Japan)	3,700	61,984
Toyota Tsusho Corp. (Japan)	700	23,656
WESCO International, Inc.*	69,800	4,331,090
		8,476,121
Transportation Infrastructure — 0.0%
Abertis Infraestructuras SA (Spain)	1,866	41,832
Aena SME SA (Spain), 144A	212	42,748
Atlantia SpA (Italy)	5,622	174,205

A65

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Transportation Infrastructure (cont’d.)
Auckland International Airport Ltd. (New Zealand)	3,010	$ 13,357
Fraport AG Frankfurt Airport Services Worldwide (Germany)	130	12,830
		284,972
Water Utilities — 0.0%
Severn Trent PLC (United Kingdom)	747	19,339
Wireless Telecommunication Services — 0.0%
KDDI Corp. (Japan)	5,600	144,225
NTT DOCOMO, Inc. (Japan)	1,800	45,888
Vodafone Group PLC (United Kingdom)	174,957	478,687
		668,800

Total Common Stocks (cost $2,058,335,911)		2,657,868,113
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	155	14,545
Volkswagen AG (Germany) (PRFC)	2,200	438,491
		453,036
Banks — 0.0%
Citigroup Capital XIII 8.137%, (Capital Security, fixed to floating preferred)	22,000	598,180
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	562	73,877

Total Preferred Stocks (cost $885,431)		1,125,093
Exchange Traded Fund — 0.0%
iShares MSCI EAFE ETF	6,785	472,779
(cost $448,924)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 5.8%
Automobiles — 1.9%
AmeriCredit Automobile Receivables Trust,
Series 2016-03, Class A2B, 1 Month LIBOR + 0.560%
2.271%(c)	11/08/19	31	30,629
Series 2016-04, Class C
2.410%	07/08/22	1,000	983,438
Series 2017-03, Class C
2.690%	06/19/23	1,020	1,005,993
Series 2017-04, Class C
2.600%	09/18/23	2,100	2,061,684
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-01A, Class A, 144A
1.920%	09/20/19	1,700	1,696,860
Series 2015-01A, Class A, 144A
2.500%	07/20/21	5,000	4,945,787
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2015-02A, Class A, 144A
2.630%	12/20/21	4,000	$ 3,962,641
Drive Auto Receivables Trust,
Series 2018-01, Class B
2.880%	02/15/22	1,700	1,697,150
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	3,034	3,017,487
Series 2017-02, Class A2, 144A
1.970%	01/20/23	2,400	2,382,598
Ford Credit Auto Owner Trust,
Series 2016-02, Class A, 144A
2.030%	12/15/27	3,435	3,339,192
Series 2017-01, Class A, 144A
2.620%	08/15/28	6,200	6,126,331
Series 2017-02, Class A, 144A
2.360%	03/15/29	5,600	5,442,107
Ford Credit Floorplan Master Owner Trust A,
Series 2017-03, Class A
2.480%	09/15/24	4,500	4,419,474
Series 2018-02, Class A
3.170%	03/15/25	13,350	13,395,729
GMF Floorplan Owner Revolving Trust,
Series 2015-01, Class A2, 144A, 1 Month LIBOR + 0.500%
2.277%(c)	05/15/20	1,800	1,800,691
Series 2016-01, Class A2, 144A, 1 Month LIBOR + 0.850%
2.627%(c)	05/17/21	2,300	2,315,456
Hertz Vehicle Financing II LP,
Series 2016-01A, Class A, 144A
2.320%	03/25/20	3,000	2,983,986
OneMain Direct Auto Receivables Trust,
Series 2016-01A, Class A, 144A
2.040%	01/15/21	132	132,309
Series 2017-01A, Class A, 144A
2.160%	10/15/20	7,215	7,176,018
Series 2017-02A, Class B, 144A
2.550%	11/14/23	5,800	5,697,040
Series 2017-02A, Class C, 144A
2.820%	07/15/24	1,400	1,376,661
Santander Drive Auto Receivables Trust,
Series 2018-01, Class C
2.960%	03/15/24	1,200	1,193,943
			77,183,204
Collateralized Loan Obligations — 1.5%
ALM Ltd. (Cayman Islands),
Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%
2.772%(c)	04/16/27	1,500	1,501,128
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%
3.002%(c)	07/15/29	500	502,630
Battalion CLO Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.140%
2.885%(c)	10/22/25	195	194,511
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340%
3.074%(c)	07/18/30	1,500	1,509,260

A66

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%
2.972%(c)	07/15/29	1,500	$ 1,507,692
Series 2017-11A, Class X, 144A, 3 Month LIBOR + 1.000%
2.722%(c)	04/15/29	1,641	1,641,116
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820%
2.524%(c)	01/17/28	1,500	1,499,142
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250%
2.972%(c)	04/15/29	3,000	3,012,531
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1AR, 144A, 3 Month LIBOR + 1.150%
2.910%(c)	07/27/26	1,250	1,250,180
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400%
3.134%(c)	10/18/26	500	501,442
Eaton Vance CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.200%
2.922%(c)	07/15/26	1,000	999,941
Elevation CLO Ltd. (Cayman Islands),
Series 2015-04A, Class A, 144A, 3 Month LIBOR + 1.550%
3.284%(c)	04/18/27	1,000	1,007,391
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class AR, 144A, 3 Month LIBOR + 1.250%
2.972%(c)	01/16/26	750	750,647
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%
3.035%(c)	04/15/31	2,000	2,001,926
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A
—%(p)	04/26/31	4,000	4,000,000
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%
2.845%(c)	02/05/31	250	250,593
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1AR, 144A, 3 Month LIBOR + 1.230%
2.975%(c)	01/25/27	3,250	3,249,973
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%
2.597%(c)	10/23/29	1,250	1,257,304
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A, 144A, 3 Month LIBOR + 1.540%
3.262%(c)	04/15/27	500	500,589
KVK CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%
3.139%(c)	05/15/26	2,750	2,753,108
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.200%
2.922%(c)	10/15/26	3,250	3,255,960
Magnetite Ltd. (Cayman Islands),
Series 2014-11A, Class A1R, 144A, 3 Month LIBOR + 1.120%
2.854%(c)	01/18/27	2,750	2,751,898
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%
2.982%(c)	07/15/30	1,250	1,263,586
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.017%(c)	10/30/30	1,500	1,508,829
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130%
2.861%(c)	01/17/31	1,500	$ 1,508,922
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%
3.192%(c)	05/21/29	1,750	1,759,088
Sound Point CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.880%
2.625%(c)	07/20/27	1,000	999,702
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%
3.031%(c)	07/17/26	1,500	1,500,642
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%
2.971%(c)	01/17/30	2,500	2,516,578
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%
2.952%(c)	07/15/29	1,250	1,254,393
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%
3.445%(c)	10/25/28	3,250	3,255,175
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%
2.908%(c)	01/25/31	2,500	2,515,572
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1, 144A, 3 Month LIBOR + 1.120%
2.842%(c)	07/15/25	1,674	1,674,406
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%
2.602%(c)	07/15/27	1,000	999,983
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%
3.065%(c)	04/20/29	2,000	2,009,982
West CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.160%
2.953%(c)	11/07/25	1,823	1,823,693
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%
3.092%(c)	07/15/29	1,750	1,761,339
			62,250,852
Consumer Loans — 0.3%
OneMain Financial Issuance Trust,
Series 2015-02A, Class A, 144A
2.570%	07/18/25	1,271	1,269,445
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800%
2.565%(c)	09/14/32	3,300	3,309,288
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	2,047	2,043,929
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	5,116	5,120,360
			11,743,022
Credit Cards — 0.5%
American Express Credit Account Master Trust,
Series 2017-02, Class A, 1 Month LIBOR + 0.450%
2.227%(c)	09/16/24	6,100	6,155,271
Series 2017-05, Class A, 1 Month LIBOR + 0.380%
2.157%(c)	02/18/25	800	804,313

A67

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Credit Cards (cont’d.)
Citibank Credit Card Issuance Trust,
Series 2017-A05, Class A5, 1 Month LIBOR + 0.620%
2.474%(c)	04/22/26	3,800	$ 3,826,081
Series 2017-A07, Class A7, 1 Month LIBOR + 0.370%
2.081%(c)	08/08/24	3,900	3,913,248
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	4,000	3,882,868
Series 2017-A05, Class A5, 1 Month LIBOR + 0.600%
2.377%(c)	12/15/26	2,600	2,622,315
			21,204,096
Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	3,500	3,443,195
Series 2017-B, Class A4, 144A
2.410%	11/15/24	1,700	1,663,401
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,800	2,721,784
			7,828,380
Home Equity Loans — 0.2%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650%
3.522%(c)	03/25/33	112	111,744
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.200%
3.072%(c)	05/25/33	207	205,258
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.945%
2.817%(c)	06/25/34	544	544,001
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900%
2.772%(c)	07/25/32	141	142,210
Series 2002-NC04, Class M1, 1 Month LIBOR + 1.275%
3.147%(c)	09/25/32	2,699	2,684,664
New Residential Mortgage Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	2,281	2,318,686
			6,006,563
Other — 0.0%
Sierra Timeshare Receivables Funding LLC,
Series 2013-03A, Class A, 144A
2.200%	10/20/30	829	826,079
SVO VOI Mortgage LLC,
Series 2012-AA, Class A, 144A
2.000%	09/20/29	417	410,323
			1,236,402
Residential Mortgage-Backed Securities — 0.7%
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%
4.814%(c)	12/26/46	4,289	4,426,722
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB06, Class A3
3.715%	07/25/35	243	242,235
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
CSMC Trust,
Series 2017-06R, Class A1, 144A
3.214%	03/06/47	2,093	$ 2,105,117
Equity One Mortgage Pass-Through Trust,
Series 2004-03, Class M1
4.633%	07/25/34	225	222,910
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795%
2.667%(c)	06/25/34	299	296,528
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61	3,550	3,508,511
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57	8,162	8,043,253
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600%
2.472%(c)	02/25/57	5,698	5,718,850
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57	4,930	4,858,253
VOLT LVII LLC,
Series 2017-NPL04, Class A1, 144A
3.375%	04/25/47	379	377,990
VOLT LX LLC,
Series 2017-NPL07, Class A1, 144A
3.250%	06/25/47	499	496,335
			30,296,704
Student Loans — 0.5%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42	3,808	3,737,599
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44	2,500	2,504,404
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42	2,000	1,962,141
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	4,600	4,587,413
SoFi Professional Loan Program Trust,
Series 2018-B, Class A1FX, 144A
2.640%	08/25/47	3,000	2,992,221
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	4,500	4,519,911
			20,303,689

Total Asset-Backed Securities (cost $238,689,334)			238,052,912
Bank Loan — 0.0%
Software
Dell International LLC,
Replacement Term A-3 Loan, 1 Month LIBOR + 1.500%,
3.380%	12/31/18	404	404,003
(cost $400,097)

A68

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities — 5.5%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	4,000	$ 3,861,010
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	6,500	6,415,527
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	5,000	5,086,283
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class A3
2.815%	04/10/46	1,100	1,080,913
Series 2014-GC21, Class A4
3.575%	05/10/47	2,750	2,785,646
Series 2014-GC23, Class A3
3.356%	07/10/47	2,800	2,803,527
Series 2016-C01, Class A3
2.944%	05/10/49	5,000	4,820,623
Series 2016-GC37, Class A3
3.050%	04/10/49	6,500	6,296,707
Series 2017-P07, Class A3
3.442%	04/14/50	5,500	5,462,896
Commercial Mortgage Trust,
Series 2012-CR05, Class A3
2.540%	12/10/45	1,000	973,624
Series 2013-CR07, Class A3
2.929%	03/10/46	1,281	1,270,726
Series 2014-CR15, Class A2
2.928%	02/10/47	2,471	2,477,336
Series 2014-CR18, Class A4
3.550%	07/15/47	2,800	2,832,365
Series 2014-CR20, Class A3
3.326%	11/10/47	5,000	4,989,559
Series 2014-UBS03, Class A2
2.844%	06/10/47	2,300	2,303,457
Series 2015-CR27, Class A3
3.349%	10/10/48	6,100	6,035,314
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	3,000	3,029,788
Series 2017-C08, Class A3
3.127%	06/15/50	5,300	5,113,403
Fannie Mae-Aces,
Series 2014-M02, Class A2
3.513%(cc)	12/25/23	2,515	2,579,051
Series 2015-M17, Class A2
2.938%(cc)	11/25/25	3,900	3,862,470
Series 2016-M07, Class AB2
2.385%	09/25/26	2,400	2,245,662
Series 2017-M01, Class A2
2.417%(cc)	10/25/26	2,200	2,077,467
Series 2017-M04, Class A2
2.597%(cc)	12/25/26	11,800	11,262,386
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	8,250	8,122,189
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.423%(cc)	05/25/22	23,810	$ 1,142,125
Series K021, Class X1, IO
1.462%(cc)	06/25/22	6,744	340,446
Series K055, Class X1, IO
1.367%(cc)	03/25/26	13,910	1,247,755
Series K057, Class AM
2.624%	08/25/26	7,230	6,887,422
Series K064, Class AM
3.327%(cc)	03/25/27	5,900	5,916,932
Series K068, Class AM
3.315%	08/25/27	5,600	5,595,592
Series K069, Class A2
3.187%(cc)	09/25/27	4,900	4,876,652
Series K069, Class AM
3.248%(cc)	09/25/27	1,050	1,043,402
Series K070, Class A2
3.303%(cc)	11/25/27	7,250	7,283,163
Series K070, Class AM
3.364%(cc)	12/25/27	1,525	1,533,237
Series K072, Class A2
3.444%	12/25/27	2,000	2,027,236
Series K074, Class A2
3.600%	01/25/28	11,800	12,113,055
Series K710, Class X1, IO
1.731%(cc)	05/25/19	17,790	246,337
Series K711, Class X1, IO
1.681%(cc)	07/25/19	19,354	274,856
Series KS03, Class A4
3.161%(cc)	05/25/25	2,500	2,489,057
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	4,000	3,932,099
Series 2015-GC32, Class A3
3.498%	07/10/48	5,800	5,825,022
Series 2016-GS03, Class A3
2.592%	10/10/49	5,800	5,440,835
Series 2016-GS04, Class A3
3.178%	11/10/49	5,500	5,379,434
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	1,400	1,401,923
Series 2015-C27, Class A3A1
2.920%	02/15/48	6,000	5,811,490
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A3
3.139%	06/15/45	401	401,473
Series 2012-LC09, Class A4
2.611%	12/15/47	1,700	1,675,352
Series 2013-C10, Class A4
2.875%	12/15/47	1,869	1,859,346
Series 2013-C16, Class A2
3.070%	12/15/46	988	988,990
Series 2013-LC11, Class A4
2.694%	04/15/46	1,098	1,073,146

A69

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	1,351	$ 1,331,032
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	10,400	9,679,214
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	3,500	3,485,334
Series 2017-C05, Class A4
3.212%	11/15/50	6,750	6,554,087
Series 2018-C09, Class A3
3.854%	03/15/51	2,500	2,538,813
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45	1,700	1,677,444
Series 2013-C05, Class A3
2.920%	03/10/46	3,764	3,728,381
Series 2013-C06, Class A3
2.971%	04/10/46	1,798	1,786,682
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	8,000	7,529,486
Series 2017-C38, Class A4
3.190%	07/15/50	4,600	4,477,184

Total Commercial Mortgage-Backed Securities (cost $233,437,354)			227,381,963
Corporate Bonds — 9.2%
Aerospace/Defense — 0.0%
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	1,000	1,025,620
Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24	1,500	1,532,856
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
3.222%	08/15/24	3,740	3,605,824
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19	930	988,129
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
8.125%	06/23/19	325	344,961
			6,471,770
Airlines — 0.2%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	2,864	2,796,386
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21	498	525,452
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22	493	$ 505,279
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	562	572,030
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	243	267,837
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	282	285,592
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	661	673,120
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	2,000	1,986,968
			7,612,664
Auto Manufacturers — 0.4%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	1,430	1,304,048
5.291%	12/08/46(a)	2,400	2,346,950
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.134%	08/04/25	390	383,713
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	1,395	1,532,128
6.600%	04/01/36	760	871,006
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24	2,800	2,776,226
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN
2.850%	01/15/21	4,705	4,658,882
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	11/15/19	715	719,462
			14,592,415
Auto Parts & Equipment — 0.1%
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
3.625%	06/15/24	2,350	2,374,445
Banks — 2.4%
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%	12/31/49	445	477,263
Jr. Sub. Notes, Series K, 3 Month LIBOR + 3.630%
5.397%(c)	12/31/49	2,200	2,200,000
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	2,875	2,866,597
Sr. Unsec’d. Notes, MTN
4.000%	04/01/24	975	996,312

A70

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.125%	01/22/24	3,820	$ 3,932,024
4.443%	01/20/48	670	699,446
Sub. Notes, MTN
4.000%	01/22/25	2,000	1,996,066
4.450%	03/03/26	3,880	3,963,574
Bank of America NA,
Sub. Notes
6.000%	10/15/36	410	505,910
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23	585	579,920
4.337%	01/10/28	630	624,705
4.375%	01/12/26	1,590	1,591,649
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%	12/31/49	2,205	2,284,953
Jr. Sub. Notes, Series R
6.125%	12/31/49	1,375	1,446,637
Jr. Sub. Notes, Series T
6.250%	12/31/49	625	660,156
Sr. Unsec’d. Notes
3.700%	01/12/26	2,440	2,409,525
4.281%	04/24/48	1,150	1,163,733
8.125%	07/15/39	710	1,075,157
Sub. Notes
4.450%	09/29/27	1,965	1,988,260
4.750%	05/18/46	820	833,238
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28	1,370	1,373,219
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	1,640	1,620,973
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
1.875%	09/15/21	1,250	1,208,784
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	970	973,674
Sub. Notes
7.000%	04/15/20	570	609,107
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%	12/31/49	2,215	2,273,875
Jr. Sub. Notes, Series O
5.300%	12/31/49	740	741,850
Sr. Unsec’d. Notes
3.500%	01/23/25	4,100	4,022,006
3.750%	02/25/26	1,010	992,365
3.814%	04/23/29	540	529,348
3.850%	01/26/27	2,910	2,873,379
5.750%	01/24/22	5,420	5,864,742
Sub. Notes
6.750%	10/01/37	104	130,282
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.875%	01/14/22	1,910	2,007,394
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
5.100%	04/05/21	1,025	$ 1,078,798
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I
7.900%	12/31/49	2,000	2,010,200
Jr. Sub. Notes, Series X
6.100%	12/31/49	1,275	1,338,750
Sr. Unsec’d. Notes
3.964%	11/15/48	4,160	4,003,914
4.032%	07/24/48	525	508,379
4.250%	10/15/20	2,930	3,015,048
Sub. Notes
3.875%	09/10/24	3,775	3,768,733
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, 144A, MTN
5.800%	01/13/20	1,870	1,959,325
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.900%	02/06/25	3,080	2,980,410
Morgan Stanley,
Jr. Sub. Notes, Series H
5.450%	12/31/49	840	855,137
Sr. Unsec’d. Notes
4.375%	01/22/47	1,600	1,637,325
5.750%	01/25/21	1,400	1,492,012
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23(a)	970	956,137
3.772%	01/24/29	880	866,379
6.625%	04/01/18	105	105,000
Sr. Unsec’d. Notes, MTN
3.971%	07/22/38	925	903,663
5.625%	09/23/19	1,415	1,468,844
6.375%	07/24/42	780	1,009,202
Sub. Notes, GMTN
4.350%	09/08/26	3,825	3,852,270
National City Corp.,
Sub. Notes
6.875%	05/15/19	3,370	3,517,643
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A, MTN(original cost $2,104,134; purchased 09/17/15)(f)
1.875%	09/17/18	2,110	2,103,698
People’s United Bank NA,
Sub. Notes
4.000%	07/15/24	465	468,949
PNC Bank NA,
Sr. Unsec’d. Notes
1.950%	03/04/19(a)	515	511,747
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19	1,210	1,206,868
			99,134,554
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	855	904,646
4.900%	02/01/46	225	242,665

A71

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
8.000%	11/15/39	1,285	$ 1,903,279
8.200%	01/15/39	250	373,704
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	1,400	1,434,076
			4,858,370
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	1,834	1,893,179
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25	1,460	1,456,094
4.150%	03/01/47	40	39,167
5.650%	12/01/41	145	172,222
			3,560,662
Building Materials — 0.1%
Owens Corning,
Gtd. Notes
4.200%	12/15/22	775	792,784
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	1,400	1,417,500
			2,210,284
Chemicals — 0.3%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	780	772,155
Celanese US Holdings LLC,
Gtd. Notes
5.875%	06/15/21	1,500	1,611,170
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	585	530,332
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.500%	07/19/22	2,705	2,615,364
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.625%	10/01/44	45	46,244
9.400%	05/15/39	347	559,014
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55	1,185	1,156,989
5.000%	04/15/19	600	609,088
Mexichem SAB de CV (Mexico),
Gtd. Notes, 144A
4.875%	09/19/22	2,000	2,058,800
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33(a)	345	365,307
5.625%	11/15/43	430	449,587
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/25	460	$ 550,056
			11,324,106
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	975	917,416
6.700%	06/01/34	420	518,423
7.000%	10/15/37	380	495,269
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	590	569,350
5.875%	09/15/26	485	504,400
			3,004,858
Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.850%	05/11/24	6,145	5,990,070
3.200%	05/13/25	1,350	1,335,742
3.450%	02/09/45	890	821,274
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19	1,085	1,089,908
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18	735	735,755
Seagate HDD Cayman,
Gtd. Notes
3.750%	11/15/18	605	608,569
			10,581,318
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.750%	05/15/19	775	779,851
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	800	801,430
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A, MTN
2.750%	11/02/27	1,000	970,518
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	900	900,904
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	766	749,116
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	560	621,060
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes
5.250%	02/06/12(d)	1,715	68,600
6.875%	05/02/18(d)	700	28,840

A72

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Navient Corp.,
Sr. Unsec’d. Notes, MTN
8.450%	06/15/18	240	$ 242,040
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A
2.650%	02/16/21	2,460	2,456,234
U.S. Gov’t. Gtd. Notes
2.450%	07/15/24	475	463,578
3.250%	06/15/25	330	338,260
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20	2,700	2,671,441
			11,091,872
Electric — 0.8%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	550	727,441
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	302	384,886
Black Hills Corp.,
Sr. Unsec’d. Notes
2.500%	01/11/19	1,245	1,244,062
CenterPoint Energy Houston Electric LLC,
General Ref. Mtge.
6.950%	03/15/33	590	788,873
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	245	251,738
Commonwealth Edison Co.,
First Mortgage
3.750%	08/15/47	1,610	1,543,483
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.500%	12/01/39	220	264,961
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	3,210	3,278,415
Duke Energy Carolinas LLC,
First Mtge.
6.050%	04/15/38	550	704,860
First Ref. Mortgage
4.000%	09/30/42	570	573,990
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	670	779,668
Eversource Energy,
Sr. Unsec’d. Notes
4.500%	11/15/19	615	631,579
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	3,470	3,436,666
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	1,425	1,554,120
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	355	$ 407,414
Florida Power & Light Co.,
First Mtge.
5.950%	10/01/33	295	367,732
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	145	174,425
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A
9.375%	01/28/20	1,420	1,549,944
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	470	460,516
Monongahela Power Co.,
First Mtge., 144A
4.100%	04/15/24	2,170	2,247,648
Nevada Power Co.,
General Ref. Mortgage, Series O
6.500%	05/15/18	1,260	1,264,894
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
4.881%	08/15/19	610	625,912
Northern States Power Co.,
First Mtge.
3.600%	09/15/47	1,580	1,507,259
NRG Energy, Inc.,
Gtd. Notes
7.250%	05/15/26	895	946,731
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47	1,360	1,311,731
5.000%	03/15/44	695	761,732
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21	1,760	1,753,726
Public Service Co. of New Mexico,
Sr. Unsec’d. Notes
7.950%	05/15/18	140	140,878
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.000%	05/15/27	1,130	1,086,942
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	535	664,724
Southern California Edison Co.,
First Ref. Mtge.
4.000%	04/01/47	580	578,265
First Ref. Mtge., Series C
3.600%	02/01/45	860	804,956
State Grid Overseas Investment 2014 Ltd. (China),
Gtd. Notes, 144A
2.750%	05/07/19	665	663,612
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	529,076
			34,012,859

A73

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	1,630	$ 1,504,553
4.375%	06/01/46	475	435,568
5.000%	07/15/35	815	845,037
Kroger Co. (The),
Sr. Unsec’d. Notes
4.450%	02/01/47(a)	335	316,726
4.650%	01/15/48(a)	1,760	1,712,612
			4,814,496
Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Gtd. Notes, 144A
5.400%	11/01/20	290	306,582
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41	1,595	1,826,402
			2,132,984
Gas — 0.1%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43	65	69,604
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	3,285	3,174,744
			3,244,348
Healthcare-Products — 0.2%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27	4,695	4,532,911
3.734%	12/15/24	474	466,057
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25	1,830	1,829,242
4.375%	03/15/35	1,269	1,346,427
			8,174,637
Healthcare-Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	515	650,359
6.750%	12/15/37	1,380	1,780,778
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	390	395,122
4.650%	01/15/43	360	362,615
Centene Corp.,
Sr. Unsec’d. Notes
5.625%	02/15/21(a)	1,550	1,592,625
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20	640	650,976
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Sr. Sec’d. Notes
4.750%	05/01/23	555	$ 561,244
5.250%	04/15/25	400	408,880
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	940	972,314
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22	190	189,083
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45	445	454,541
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
2.875%	09/29/21	5,305	5,287,751
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42	720	706,968
6.625%	11/15/37	420	561,652
			14,574,908
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26(a)	1,695	1,678,076
Insurance — 0.5%
Allied World Assurance Co. Holdings Ltd.,
Gtd. Notes
5.500%	11/15/20	525	551,814
American International Group, Inc.,
Sr. Unsec’d. Notes
4.500%	07/16/44	1,980	1,954,326
AXIS Specialty Finance LLC,
Gtd. Notes
5.875%	06/01/20	1,030	1,083,149
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.125%	03/15/26(a)	2,455	2,392,831
Chubb Corp. (The),
Gtd. Notes, 3 Month LIBOR + 2.250%
3.972%(c)	03/29/67	1,300	1,299,610
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22	755	803,448
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42	365	459,430
7.000%	03/15/34	850	1,068,262
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	772	932,608
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43	200	211,407

A74

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
New York Life Global Funding,
Sec’d. Notes, 144A
1.950%	02/11/20	3,030	$ 2,979,630
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	660	895,409
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	370	468,665
Ohio National Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/30/20	680	723,347
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	130	134,367
Progressive Corp. (The),
Sr. Unsec’d. Notes
3.700%	01/26/45	710	669,609
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,450	1,450,226
6.850%	12/16/39	124	165,459
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	05/30/47(a)	890	887,947
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	350	369,829
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
6.150%	08/15/19	460	479,211
			19,980,584
Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/19	580	580,406
3.250%	09/15/22	980	971,635
6.750%	05/15/18	2,800	2,813,489
			4,365,530
Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,260	1,332,909
Media — 0.2%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37	515	637,785
6.900%	08/15/39	90	120,989
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	1,520	1,502,018
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	05/01/25	880	866,800
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35	875	$ 977,419
6.484%	10/23/45	1,386	1,521,393
Comcast Corp.,
Gtd. Notes
6.400%	05/15/38	530	674,267
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37	180	179,392
5.200%	09/20/47(a)	625	623,664
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
5.000%	05/13/45	200	187,926
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23	330	323,920
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	360	357,671
Time Warner, Inc.,
Gtd. Notes
3.800%	02/15/27	385	372,230
Viacom, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44	450	455,459
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	1,040	1,055,600
			9,856,533
Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43	255	294,576
Gtd. Notes, 144A
6.250%	10/19/75	425	447,312
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45	530	598,745
6.750%	04/16/40	425	525,065
			1,865,698
Miscellaneous Manufacturing — 0.0%
Actuant Corp.,
Gtd. Notes
5.625%	06/15/22	1,205	1,220,062
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
6.000%	08/07/19	264	273,682
			1,493,744
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.000%	05/10/19	1,410	1,399,431

A75

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Multi-National (cont’d.)
2.125%	09/27/21	2,270	$ 2,201,673
2.750%	01/06/23	315	308,319
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	1,095	1,061,686
4.375%	02/11/20	1,000	1,030,236
			6,001,345
Oil & Gas — 0.6%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.677%(s)	10/10/36	2,000	845,338
6.450%	09/15/36	1,155	1,384,806
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	1,200	1,207,849
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47	210	222,889
ConocoPhillips Co.,
Gtd. Notes
4.950%	03/15/26	1,700	1,855,726
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45	110	116,911
5.600%	07/15/41	300	337,736
Encana Corp. (Canada),
Sr. Unsec’d. Notes
6.500%	08/15/34	370	440,510
6.500%	02/01/38	275	332,241
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	1,020	1,000,774
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	350	357,000
6.510%	03/07/22	580	623,904
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25	1,995	2,071,330
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22	550	547,718
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	1,200	1,254,339
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.750%	02/01/29	840	812,809
Gtd. Notes, 144A
5.299%	01/27/25	740	730,750
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.375%	03/13/22	450	467,775
5.500%	01/21/21	2,110	2,196,510
6.500%	06/02/41	1,255	1,245,587
8.625%	12/01/23	350	404,490
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Gtd. Notes, MTN
6.750%	09/21/47	1,285	$ 1,300,266
6.875%	08/04/26	1,000	1,099,000
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
6.875%	05/01/18	1,500	1,505,269
Sinopec Group Overseas Development 2015 Ltd. (China),
Gtd. Notes, 144A
2.500%	04/28/20	1,250	1,231,366
			23,592,893
Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
4.500%	06/01/21	2,200	2,254,572
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25	2,845	2,893,013
			5,147,585
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
4.375%	12/15/20	630	640,238
WestRock RKT Co.,
Gtd. Notes
4.900%	03/01/22	800	841,876
			1,482,114
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	1,175	1,157,991
4.500%	05/14/35	1,910	1,956,227
Allergan Funding SCS,
Gtd. Notes
3.800%	03/15/25(a)	475	466,632
4.550%	03/15/35	2,010	1,967,753
4.750%	03/15/45(a)	178	174,626
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	340	344,600
5.050%	03/25/48	575	604,777
5.125%	07/20/45	820	869,752
5.300%	12/05/43	225	243,319
Mylan, Inc.,
Gtd. Notes, 144A
4.550%	04/15/28	2,435	2,438,960
Wyeth LLC,
Gtd. Notes
6.450%	02/01/24	60	69,863
			10,294,500
Pipelines — 0.3%
DCP Midstream Operating LP,
Gtd. Notes, 144A
5.350%	03/15/20	717	736,717

A76

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Energy Transfer Partners LP,
Gtd. Notes
4.650%	06/01/21	675	$ 695,155
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	02/15/26	270	267,556
3.750%	02/15/25	1,345	1,351,026
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,430	1,421,132
4.875%	06/01/25	3,250	3,393,493
5.200%	03/01/47	40	41,800
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	145	174,746
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47	935	948,693
Williams Partners LP,
Sr. Unsec’d. Notes
4.850%	03/01/48	315	311,811
4.900%	01/15/45	1,000	986,047
5.100%	09/15/45	500	507,458
			10,835,634
Real Estate Investment Trusts (REITs) — 0.0%
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	03/15/22(a)	230	230,912
Retail — 0.2%
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22	1,450	1,504,375
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
6.500%	03/15/29	129	159,448
Macy’s Retail Holdings, Inc.,
Gtd. Notes
3.875%	01/15/22(a)	360	360,306
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.700%	01/30/26	2,620	2,634,767
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	1,375	1,359,531
Target Corp.,
Sr. Unsec’d. Notes
3.500%	07/01/24	345	350,326
			6,368,753
Savings & Loans — 0.0%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22	1,455	1,468,331
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	2,125	$ 2,066,741
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.750%	03/15/23	1,500	1,543,125
			3,609,866
Software — 0.2%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
2.850%	10/15/18	1,650	1,650,755
3.625%	10/15/20	1,233	1,248,488
Microsoft Corp.,
Sr. Unsec’d. Notes
2.375%	02/12/22(a)	3,085	3,025,558
3.125%	11/03/25	1,380	1,359,447
4.500%	02/06/57	1,125	1,233,130
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34	920	971,266
			9,488,644
Telecommunications — 0.3%
Anixter, Inc.,
Gtd. Notes
5.625%	05/01/19	782	798,618
AT&T Corp.,
Gtd. Notes
8.250%	11/15/31	4	5,319
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	3,460	3,333,874
4.500%	03/09/48	4	3,718
4.550%	03/09/49	614	573,858
4.900%	08/14/37	570	573,219
5.150%	03/15/42	860	886,027
5.250%	03/01/37	65	68,762
5.300%	08/14/58	650	655,434
5.350%	09/01/40	82	86,070
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.125%	12/15/30	400	584,461
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	750	787,500
9.000%	11/15/18	1,150	1,185,937
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	1,750	1,739,062
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	08/10/33	1,205	1,219,848
			12,501,707

A77

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	670	$ 840,820
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	715	887,692
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	100	111,774
			1,840,286

Total Corporate Bonds (cost $374,793,533)			378,232,814
Municipal Bonds — 0.5%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Revenue Bonds, BABs
4.263%	09/15/32	240	249,919
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	1,325	1,861,307
California Educational Facilities Authority,
Revenue Bonds, Series U-07, BABs
5.000%	06/01/46	750	982,620
State of California,
GO , BABs
7.300%	10/01/39	1,270	1,852,105
7.500%	04/01/34	475	685,140
7.550%	04/01/39	245	373,057
7.625%	03/01/40	215	327,408
			6,081,637
Colorado — 0.0%
Regional Transportation District,
Revenue Bonds, Series 2010-B, BABs
5.844%	11/01/50	680	889,637
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs
6.395%	01/01/40	1,030	1,396,773
State of Illinois,
GO, Series D, BABs
5.000%	11/01/22	3,190	3,334,347
			4,731,120
New Jersey — 0.1%
New Jersey Turnpike Authority,
Revenue Bonds, Series F, BABs
7.414%	01/01/40	1,070	1,575,992
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds, BABs
5.767%	08/01/36	1,130	1,373,967
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Ohio — 0.0%
Ohio State University (The),
Revenue Bonds, BABs
4.910%	06/01/40	455	$ 533,192
Ohio Water Development Authority Water Pollution Control Loan Fund,
Revenue Bonds, BABs
4.879%	12/01/34	300	332,676
			865,868
Oregon — 0.0%
State of Oregon Department of Transportation,
Revenue Bonds, Series A, BABs
5.834%	11/15/34	445	554,946
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, Series B, BABs
5.511%	12/01/45	550	693,666
Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority,
Revenue Bonds, BABs
6.731%	07/01/43	1,000	1,362,250
Texas — 0.1%
University of Texas System (The),
Revenue Bonds, Series F, Rfdg.
5.000%	08/15/47	1,490	1,904,458
Virginia — 0.0%
University of Virginia,
Revenue Bonds, Series C
4.179%	09/01/2117	495	495,505

Total Municipal Bonds (cost $17,370,299)			20,778,965
Residential Mortgage-Backed Securities — 1.3%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/19	71	71,311
Banc of America Funding Trust,
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30	1,127	1,119,535
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
3.692%(cc)	02/25/35	452	448,839
Series 2005-B, Class 2A1
3.908%(cc)	03/25/35	153	149,303
Bayview Opportunity Master Fund IVb Trust,
Series 2017-CRT01, Class M, 144A, 1 Month LIBOR + 2.150%
4.027%(c)	10/25/28	1,231	1,233,700
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%
3.572%(c)	10/25/27	797	800,966
Chase Mortgage Finance Trust Series,
Series 2007-A01, Class 1A5
3.714%(cc)	02/25/37	360	362,715

A78

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%
3.664%(c)	12/25/57	2,002	$ 2,023,408
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%
3.664%(c)	01/25/57	4,128	4,212,140
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	1,932	1,895,823
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	3,853	3,845,965
Fannie Mae Connecticut Avenue Securities,
Series 2016-C02, Class 1M1, 1 Month LIBOR + 2.150%
4.022%(c)	09/25/28	496	499,679
Series 2016-C03, Class 2M1, 1 Month LIBOR + 2.200%
4.072%(c)	10/25/28	598	602,565
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.322%(c)	01/25/29	1,028	1,036,086
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M1, 1 Month LIBOR + 0.900%
2.772%(c)	10/25/27	615	615,799
Series 2016-DNA01, Class M1, 1 Month LIBOR + 1.450%
3.322%(c)	07/25/28	73	72,964
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300%
3.172%(c)	03/25/29	1,300	1,314,646
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250%
4.122%(c)	11/25/28	1,110	1,137,509
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300%
3.172%(c)	04/25/29	2,050	2,080,483
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200%
3.072%(c)	07/25/29	2,915	2,940,440
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750%
2.622%(c)	03/25/30	4,482	4,495,318
Holmes Master Issuer PLC (United Kingdom),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 0.360%
2.146%(c)	10/15/54	2,200	2,198,759
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
3.739%(cc)	07/25/35	191	193,871
Lanark Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A, 144A, 3 Month LIBOR + 0.420%
2.236%(c)	12/22/69	2,000	2,000,156
Lehman XS Trust,
Series 2006-GP04, Class 1A1, 1 Month LIBOR + 0.205%
2.077%(c)	08/25/46	3,180	3,045,569
LSTAR Securities Investment Ltd.,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%
3.887%(c)	04/01/22^	1,703	1,704,894
Series 2017-04, Class A, 144A, 1 Month LIBOR + 2.000%
3.887%(c)	05/01/22	5,463	5,463,981
Series 2017-05, Class A, 144A, 1 Month LIBOR + 2.000%
3.887%(c)	05/01/22	3,706	3,704,784
Series 2017-06, Class A, 144A, 1 Month LIBOR + 1.750%
3.637%(c)	09/01/22	1,615	1,620,655
Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%
3.537%(c)	11/01/22	1,696	1,701,310
MASTR Alternative Loan Trust,
Series 2004-04, Class 4A1
5.000%	04/25/19	9	8,956
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
3.689%(cc)	02/25/34		186	$ 187,047
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-01, Class 3A
5.000%	03/25/20		27	26,926

Total Residential Mortgage-Backed Securities (cost $52,493,498)				52,816,102
Sovereign Bonds — 1.1%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		4,360	4,120,200
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		175	176,400
4.375%	07/12/21		500	517,500
7.375%	09/18/37		625	800,000
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		1,040	1,007,687
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20		400	416,640
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	380,372
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.375%	03/29/21		2,280	2,482,464
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.350%	01/11/48		1,710	1,630,369
Sr. Unsec’d. Notes, 144A
3.375%	07/30/25	EUR	1,500	2,025,741
Sr. Unsec’d. Notes, 144A, MTN
2.150%	07/18/24	EUR	2,100	2,661,466
5.875%	01/15/24		950	1,043,860
Sr. Unsec’d. Notes, MTN
4.750%	01/08/26		540	564,025
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.500%	07/21/21		600	573,402
2.125%	06/01/20		400	394,828
2.125%	07/21/20		1,600	1,577,544
2.125%	11/16/20		800	786,286
2.250%	02/24/20		800	793,241
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	09/08/20		1,200	1,175,010
2.125%	04/13/21		800	779,248
2.125%	10/25/23		1,400	1,325,662
2.625%	04/20/22		2,000	1,967,424
Kingdom of Belgium Government International Bond (Belgium),
Sr. Unsec’d. Notes, 144A, EMTN
1.125%	08/03/19		1,600	1,573,594

A79

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23	566	$ 579,584
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	606	589,335
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25	600	603,900
4.000%	09/22/24	515	528,648
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	670	650,153
3.300%	03/15/28	1,540	1,550,937
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	06/22/26	200	184,530
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22	795	772,845
2.550%	02/12/21	505	502,198
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	1,335	1,290,758
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21	1,325	1,275,975
2.875%	03/04/23	1,785	1,717,534
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes, GMTN
1.750%	03/10/21	3,100	3,019,143
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22	1,800	1,756,748
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20	1,710	1,811,796
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50	680	697,000

Total Sovereign Bonds (cost $46,796,349)			46,304,047
U.S. Government Agency Obligations — 7.8%
Federal Home Loan Bank
5.500%	07/15/36(k)	1,080	1,439,236
Federal Home Loan Mortgage Corp.
2.500%	03/01/30	661	648,451
3.000%	TBA	11,000	10,710,820
3.000%	10/01/28	544	543,860
3.000%	06/01/29	1,309	1,307,786
3.000%	01/01/37	664	659,864
3.000%	01/01/43	1,260	1,238,401
3.000%	07/01/43	2,491	2,447,017
3.000%	06/01/45	1,207	1,181,673
3.000%	06/01/45	5,062	4,960,592
3.500%	TBA	15,000	15,012,146
3.500%	12/01/25	498	508,597
3.500%	08/01/26	935	954,501
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	03/01/42	767	$ 773,147
3.500%	06/01/42	467	470,690
4.000%	TBA	8,000	8,197,812
4.000%	06/01/26	814	849,548
4.000%	09/01/26	415	428,123
4.000%	10/01/39	1,015	1,050,319
4.000%	12/01/40	502	519,293
4.000%	10/01/41	555	574,703
4.000%	01/01/42	202	208,952
4.000%	10/01/45	872	898,765
4.500%	02/01/19	1	782
4.500%	07/01/19	51	51,505
4.500%	07/01/20	45	45,743
4.500%	09/01/39	379	401,087
4.500%	10/01/39	2,201	2,328,922
4.500%	12/01/39	651	688,462
4.500%	07/01/41	295	311,233
4.500%	07/01/41	2,184	2,308,911
4.500%	08/01/41	143	149,360
4.500%	08/01/41	248	260,508
4.500%	08/01/41	652	688,005
4.500%	10/01/41	259	272,293
4.500%	10/01/46	449	470,759
5.000%	07/01/18	6	6,421
5.000%	12/01/18	6	5,543
5.000%	07/01/19	23	22,801
5.000%	07/01/19	44	44,057
5.000%	12/01/19	8	7,591
5.000%	05/01/34	30	32,781
5.000%	05/01/34	293	314,512
5.000%	08/01/35	32	34,079
5.000%	09/01/35	40	42,774
5.000%	10/01/36	48	52,048
5.000%	05/01/37	32	34,189
5.000%	07/01/37	623	671,497
5.000%	09/01/38	74	79,562
5.000%	09/01/38	77	83,162
5.000%	09/01/38	88	95,309
5.000%	02/01/39	29	31,471
5.000%	06/01/39	80	86,442
5.500%	02/01/34	36	39,297
5.500%	04/01/34	332	360,537
5.500%	06/01/34	166	182,433
5.500%	06/01/34	179	196,370
5.500%	05/01/37	68	75,146
5.500%	02/01/38	538	589,920
5.500%	05/01/38	100	109,511
5.500%	07/01/38	472	516,651
6.000%	03/01/32	269	302,168
6.000%	12/01/33	81	90,019
6.000%	07/01/36	4	4,830
6.000%	12/01/36	12	13,065
6.000%	05/01/37	18	19,984
6.000%	12/01/37	45	50,555
6.000%	01/01/38	9	9,932
6.000%	01/01/38	19	21,636
6.000%	01/01/38	387	430,931
6.000%	10/01/38	93	104,450

A80

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	08/01/39	53	$ 59,553
6.750%	03/15/31	500	694,618
7.000%	01/01/31	30	33,008
7.000%	06/01/31	32	35,226
7.000%	09/01/31	4	5,089
7.000%	10/01/31	59	67,018
7.000%	10/01/32	32	33,836
Federal National Mortgage Assoc.
1.875%	09/24/26	225	207,370
2.000%	08/01/31	1,704	1,628,527
2.500%	01/01/28	1,502	1,482,370
2.500%	10/01/43	1,169	1,107,394
2.500%	12/01/46	2,089	1,970,323
3.000%	TBA	27,250	27,180,458
3.000%	02/01/27	2,382	2,393,008
3.000%	08/01/30	1,468	1,469,358
3.000%	02/01/31	3,884	3,880,980
3.000%	05/01/31	2,977	2,975,465
3.000%	11/01/36	3,506	3,484,125
3.000%	12/01/42	1,515	1,491,993
3.000%	12/01/42	2,509	2,470,748
3.000%	04/01/43	8,393	8,263,881
3.000%	07/01/43	3,814	3,754,881
3.000%	08/01/43	5,093	5,014,838
3.500%	TBA	11,750	11,756,901
3.500%	07/01/27	1,854	1,892,287
3.500%	06/01/39	834	840,685
3.500%	01/01/42	7,722	7,794,496
3.500%	05/01/42	3,860	3,896,092
3.500%	07/01/42	1,025	1,034,825
3.500%	08/01/42	445	449,177
3.500%	08/01/42	1,334	1,346,409
3.500%	09/01/42	1,109	1,117,817
3.500%	09/01/42	1,986	2,003,708
3.500%	11/01/42	747	752,945
3.500%	03/01/43	3,978	4,012,899
3.500%	04/01/43	727	734,239
3.500%	04/01/43	1,875	1,890,739
3.500%	07/01/43	343	345,553
3.500%	06/01/45	8,981	9,017,970
4.000%	TBA	6,500	6,658,874
4.000%	10/01/41	3,943	4,075,575
4.000%	09/01/44	3,799	3,907,715
4.500%	TBA	2,000	2,090,586
4.500%	11/01/18	18	17,807
4.500%	01/01/19	11	11,504
4.500%	01/01/19	30	30,072
4.500%	02/01/19	20	19,738
4.500%	05/01/19	26	25,738
4.500%	07/01/33	63	66,521
4.500%	08/01/33	19	19,661
4.500%	09/01/33	58	61,104
4.500%	10/01/33	164	172,913
4.500%	03/01/34	46	48,844
4.500%	01/01/35	3	3,398
4.500%	07/01/39	1,116	1,181,058
4.500%	08/01/39	865	915,459
4.500%	09/01/39	618	653,736
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	12/01/39	7	$ 7,073
4.500%	03/01/41	2,120	2,244,964
4.500%	07/01/42	172	182,200
5.000%	TBA	3,000	3,204,375
5.000%	10/01/18	6	5,582
5.000%	01/01/19	15	15,372
5.000%	03/01/34	310	335,824
5.000%	04/01/35	747	805,999
5.000%	06/01/35	183	197,635
5.000%	07/01/35	152	163,636
5.000%	07/01/35	183	196,369
5.000%	09/01/35	108	117,206
5.000%	11/01/35	128	138,410
5.000%	02/01/36	104	112,155
5.500%	05/01/20	24	24,093
5.500%	01/01/21	86	88,673
5.500%	02/01/33	197	215,464
5.500%	08/01/33	262	289,582
5.500%	10/01/33	65	72,397
5.500%	12/01/33	65	71,006
5.500%	12/01/34	195	214,394
5.500%	10/01/35	806	885,003
5.500%	03/01/36	103	112,151
5.500%	04/01/36	138	151,903
5.500%	01/01/37	91	100,233
5.500%	04/01/37	50	54,932
5.500%	05/01/37	300	329,654
5.500%	08/01/37	359	394,142
6.000%	05/01/21	81	83,600
6.000%	10/01/33	373	424,559
6.000%	11/01/33	37	40,709
6.000%	11/01/33	46	51,343
6.000%	01/01/34	310	348,169
6.000%	02/01/34	140	157,625
6.000%	03/01/34	3	3,044
6.000%	03/01/34	16	17,307
6.000%	03/01/34	46	51,418
6.000%	11/01/34	62	68,823
6.000%	01/01/35	81	91,890
6.000%	01/01/35	203	227,217
6.000%	02/01/35	3	3,803
6.000%	02/01/35	115	127,320
6.000%	02/01/35	262	299,430
6.000%	04/01/35	24	26,527
6.000%	12/01/35	259	287,977
6.000%	05/01/36	48	53,123
6.000%	06/01/36	36	39,919
6.000%	02/01/37	98	109,706
6.000%	06/01/37	41	46,447
6.000%	05/01/38	260	291,837
6.250%	05/15/29(k)	1,935	2,513,805
6.500%	09/01/32	1	1,553
6.500%	09/01/32	10	10,861
6.500%	09/01/32	14	16,067
6.500%	09/01/32	49	54,630
6.500%	09/01/32	49	54,713
6.500%	10/01/32	51	56,825
6.500%	04/01/33	83	93,284

A81

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.500%	11/01/33	23	$ 25,732
6.500%	01/01/34	60	66,785
6.500%	09/01/34	63	69,844
6.500%	10/01/34	139	155,552
6.500%	09/01/36	173	193,247
6.500%	10/01/36	49	54,796
6.500%	11/01/36	40	44,975
6.500%	01/01/37	41	46,247
6.500%	01/01/37	115	128,600
6.500%	09/01/37	21	23,966
6.625%	11/15/30(k)	550	753,054
7.000%	02/01/32	39	43,122
7.000%	03/01/32	2	1,905
7.000%	05/01/32	18	21,184
7.000%	06/01/32	16	17,792
7.000%	07/01/32	61	68,848
7.125%	01/15/30(k)	3,600	5,038,474
7.500%	05/01/32	17	17,251
Government National Mortgage Assoc.
2.500%	12/20/46	1,169	1,114,163
3.000%	03/15/45	1,580	1,557,512
3.000%	03/20/46	11,427	11,281,208
3.000%	07/20/46	4,456	4,396,149
3.000%	02/20/47	6,403	6,311,862
3.500%	TBA	3,000	3,029,121
3.500%	12/20/42	2,479	2,516,593
3.500%	05/20/43	512	519,638
3.500%	03/20/45	2,363	2,389,751
3.500%	04/20/45	3,336	3,374,059
3.500%	07/20/46	15,570	15,736,538
4.000%	TBA	14,000	14,368,320
4.000%	06/15/40	237	244,996
4.000%	05/20/41	407	425,566
4.000%	12/20/42	832	865,892
4.000%	08/20/44	413	427,635
4.000%	11/20/45	2,387	2,470,446
4.000%	12/20/45	2,507	2,595,282
4.000%	11/20/46	606	626,492
4.500%	04/15/40	1,054	1,115,094
4.500%	01/20/41	1,775	1,866,388
4.500%	02/20/41	1,135	1,193,153
4.500%	06/20/44	1,248	1,317,316
4.500%	09/20/46	788	827,162
4.500%	11/20/46	1,567	1,649,834
4.500%	03/20/47	1,663	1,738,303
5.000%	10/20/37	172	184,167
5.000%	04/20/45	1,117	1,192,020
5.500%	11/15/32	100	110,673
5.500%	02/15/33	80	87,853
5.500%	08/15/33	126	137,866
5.500%	08/15/33	173	187,704
5.500%	09/15/33	80	87,030
5.500%	09/15/33	95	105,017
5.500%	10/15/33	104	116,333
5.500%	12/15/33	22	24,415
5.500%	04/15/34	422	468,901
5.500%	07/15/35	84	93,184
5.500%	02/15/36	140	154,865
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	02/15/33	3	$ 3,706
6.000%	04/15/33	20	21,926
6.000%	09/15/33	22	24,962
6.000%	12/15/33	47	53,074
6.000%	12/15/33	132	146,598
6.000%	01/15/34	24	27,090
6.000%	01/15/34	38	43,837
6.000%	06/20/34	94	106,155
6.000%	07/15/34	203	227,677
6.000%	10/15/34	208	233,165
6.500%	10/15/23	1	1,325
6.500%	12/15/23	5	5,850
6.500%	01/15/24	2	2,098
6.500%	01/15/24	2	2,360
6.500%	01/15/24	3	2,928
6.500%	01/15/24	5	5,938
6.500%	01/15/24	19	20,776
6.500%	01/15/24	25	27,613
6.500%	01/15/24	69	77,632
6.500%	02/15/24	—(r )	467
6.500%	02/15/24	1	803
6.500%	02/15/24	4	4,897
6.500%	02/15/24	5	5,060
6.500%	02/15/24	6	6,193
6.500%	02/15/24	10	11,089
6.500%	02/15/24	19	21,166
6.500%	02/15/24	20	22,721
6.500%	02/15/24	22	24,533
6.500%	02/15/24	34	38,549
6.500%	03/15/24	10	10,867
6.500%	04/15/24	2	2,698
6.500%	04/15/24	2	2,736
6.500%	04/15/24	3	3,122
6.500%	04/15/24	3	3,190
6.500%	04/15/24	5	5,910
6.500%	04/15/24	5	5,942
6.500%	04/15/24	17	18,729
6.500%	05/15/24	—(r )	185
6.500%	05/15/24	17	18,901
6.500%	05/15/24	18	19,976
6.500%	10/15/24	26	27,778
6.500%	12/15/30	11	12,782
6.500%	01/15/32	24	26,766
6.500%	02/15/32	24	26,284
6.500%	07/15/32	49	54,716
6.500%	08/15/32	9	9,582
6.500%	08/15/32	10	10,757
6.500%	08/15/32	30	33,238
6.500%	08/15/32	251	287,240
6.500%	06/15/35	6	6,152
6.500%	06/15/35	46	51,724
6.500%	07/15/35	7	8,193
8.000%	01/15/24	9	9,305
8.000%	04/15/25	8	8,439
Tennessee Valley Authority, Sr. Unsec’d. Notes
2.875%	02/01/27	410	406,762

A82

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
7.125%	05/01/30	705	$ 986,624

Total U.S. Government Agency Obligations (cost $323,015,352)			320,167,271
U.S. Treasury Obligations — 1.3%
U.S. Treasury Bonds
2.750%	11/15/47	2,205	2,107,928
U.S. Treasury Inflation Indexed Bonds, TIPS
0.625%	01/15/26	26,116	26,112,345
U.S. Treasury Notes
2.125%	05/15/25	1,675	1,613,038
2.375%	08/15/24	695	683,245
2.625%	02/28/23	3,077	3,086,375
U.S. Treasury Strips Coupon
2.184%(s)	02/15/28(a)	5,465	4,129,663
2.241%(s)	05/15/28(k)	2,735	2,051,119
2.280%(s)	02/15/29	2,735	2,002,110
2.384%(s)	05/15/29	5,640	4,106,486
2.783%(s)	08/15/29	1,400	1,011,743
2.878%(s)	05/15/31	1,400	959,654
3.042%(s)	11/15/35	2,800	1,669,545
3.202%(s)	08/15/40	2,800	1,438,617

Total U.S. Treasury Obligations (cost $51,488,747)			50,971,868

Total Long-Term Investments (cost $3,398,154,829)			3,994,575,930

	Shares
Short-Term Investments — 7.9%
Affiliated Mutual Funds — 7.8%
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund(w)	14,439,013	133,849,646
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	78,640,433	78,640,434
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $109,640,850; includes $109,463,311 of cash collateral for securities on loan)(b)(w)	109,642,041	109,620,112

Total Affiliated Mutual Funds (cost $329,801,788)		322,110,192

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation — 0.1%
U.S. Treasury Bills
1.564%(n)	06/14/18(k)	2,550	2,541,428
(cost $2,541,990)

Total Short-Term Investments (cost $332,343,778)				324,651,620
Value

TOTAL INVESTMENTS—105.2% (cost $3,730,498,607)	$4,319,227,550

Liabilities in excess of other assets(z) — (5.2)%	(215,077,935)

Net Assets — 100.0%	$ 4,104,149,615

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,704,894 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $108,543,814; cash collateral of $109,463,311 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the original cost of such security is $2,104,134. The value of $2,103,698 is 0.1% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/ exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of March 31, 2018.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the of the Prudential Investments Portfolios 2 - Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A83

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Futures contracts outstanding at March 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
990	2 Year U.S. Treasury Notes	Jun. 2018	$210,483,281	$ 169,835
2,040	5 Year U.S. Treasury Notes	Jun. 2018	233,500,313	1,139,683
326	10 Year U.S. Treasury Notes	Jun. 2018	39,491,844	98,922
547	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	87,776,406	3,520,808
12	Mini MSCI EAFE Index	Jun. 2018	1,200,360	(19,424)
				4,909,824
Short Positions:
330	90 Day Euro Dollar	Dec. 2018	80,441,625	453,067
66	10 Year U.S. Ultra Treasury Notes	Jun. 2018	8,570,719	(122,307)
266	20 Year U.S. Treasury Bonds	Jun. 2018	39,002,250	(991,574)
				(660,814)
				$4,249,010
Securities with combined market values of $3,498,783 and $2,541,428 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively, to cover requirements for open futures contracts at March 31, 2018.
Forward foreign currency exchange contracts outstanding at March 31, 2018:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Euro,
Expiring 04/26/18	Citigroup Global Markets	EUR	3,746	$4,669,565	$4,617,614	$51,951	$—

Inflation swap agreements outstanding at March 31, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreement:
1,720	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$40	$(26,882)	$(26,922)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at March 31, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	3,905	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	$ 19,571	$ 14,646	$ (4,925)
	65,090	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(23,719)	343,691	367,410
	14,410	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(7,440)	72,118	79,558
	23,180	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	6,555	101,939	95,384
	37,520	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	22,844	192,240	169,396
	17,170	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	4,725	55,522	50,797
	7,195	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	78	12,131	12,053
	2,555	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(5)	—	5
	24,360	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(76,444)	(76,444)
	5,860	11/30/21	1.762%(S)	3 Month LIBOR(2)(Q)	—	(161,624)	(161,624)
	685	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(1,174)	(1,174)
	2,730	05/31/23	1.203%(S)	3 Month LIBOR(1)(Q)	165	191,558	191,393
	2,470	05/31/23	1.399%(S)	3 Month LIBOR(1)(Q)	(44,914)	148,255	193,169
A84

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest rate swap agreements outstanding at March 31, 2018 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d):
10,615	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	$503,843	$ 668,111	$ 164,268
6,926	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	132	138,333	138,201
4,500	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	11,293	144,864	133,571
9,164	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(9,365)	276,624	285,989
545	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(4,994)	15,963	20,957
4,980	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(9,862)	140,563	150,425
610	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	16,864	16,864
3,110	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	99,060	99,060
27,940	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	98,961	887,137	788,176
12,445	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	44,330	390,967	346,637
14,985	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	46,829	354,803	307,974
10,320	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(55,341)	(55,341)
1,900	02/14/25	—(3)	—(3)	—	3,536	3,536
4,710	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(24,000)	(24,000)
7,420	09/04/25	2.214%(S)	3 Month LIBOR(1)(Q)	203	259,968	259,765
28,775	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	292	1,054,226	1,053,934
330	05/15/26	1.652%(S)	3 Month LIBOR(1)(Q)	12	25,191	25,179
8,033	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	90,939	346,270	255,331
1,575	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,997	58,184	56,187
1,325	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	41,815	41,815
4,595	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(2,908)	106,354	109,262
1,580	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	69,251	69,251
655	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	22,429	22,429
7,700	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(51,426)	(556,018)	(504,592)
290	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	9,866	9,866
				$698,136	$5,387,878	$4,689,742
Securities with a combined market value of $5,655,516 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at March 31, 2018.
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 38.25 bps quarterly.
Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,612,402,193	$ 45,465,920	$ —
Preferred Stocks	598,180	526,913	—
Exchange Traded Fund	472,779	—	—
Asset-Backed Securities
Automobiles	—	77,183,204	—
Collateralized Loan Obligations	—	62,250,852	—
Consumer Loans	—	11,743,022	—
Credit Cards	—	21,204,096	—
Equipment	—	7,828,380	—
Home Equity Loans	—	6,006,563	—
A85

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Asset-Backed Securities (continued)
Other	$ —	$ 1,236,402	$ —
Residential Mortgage-Backed Securities	—	30,296,704	—
Student Loans	—	20,303,689	—
Bank Loan	—	404,003	—
Commercial Mortgage-Backed Securities	—	227,381,963	—
Corporate Bonds	—	378,232,814	—
Municipal Bonds	—	20,778,965	—
Residential Mortgage-Backed Securities	—	51,111,208	1,704,894
Sovereign Bonds	—	46,304,047	—
U.S. Government Agency Obligations	—	320,167,271	—
U.S. Treasury Obligations	—	53,513,296	—
Affiliated Mutual Funds	322,110,192	—	—
Other Financial Instruments*
Futures contracts	4,249,010	—	—
Forward foreign currency exchange contract	—	51,951	—
Centrally Cleared Inflation Swap Agreement	—	(26,922)	—
Centrally Cleared Interest Rate Swap Agreements	—	4,689,742	—
Total	$2,939,832,354	$1,386,654,083	$1,704,894
*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
A86

GLOBAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 97.3%
Common Stocks — 96.8%
Australia — 2.4%
AGL Energy Ltd.	66,200	$ 1,109,553
Asaleo Care Ltd.	733,400	725,916
Ausdrill Ltd.	123,200	257,252
Bendigo & Adelaide Bank Ltd.	158,500	1,206,800
BHP Billiton PLC	231,716	4,579,442
Caltex Australia Ltd.	26,000	631,568
CSL Ltd.	40,750	4,909,498
CSR Ltd.	334,900	1,343,240
Downer EDI Ltd.	131,300	652,596
Fortescue Metals Group Ltd.	129,900	437,590
Harvey Norman Holdings Ltd.(a)	168,800	482,623
LendLease Group	124,300	1,666,491
Macquarie Group Ltd.	55,559	4,430,112
Metcash Ltd.	412,500	998,202
Mineral Resources Ltd.	64,000	848,532
Myer Holdings Ltd.	567,600	164,356
Qantas Airways Ltd.	387,619	1,748,762
Wesfarmers Ltd.	32,100	1,028,639
		27,221,172
Austria — 0.3%
OMV AG	28,000	1,633,159
voestalpine AG	28,800	1,510,768
		3,143,927
Belgium — 0.5%
AGFA-Gevaert NV*	86,100	333,458
Bekaert SA	13,500	575,203
KBC Group NV	44,947	3,913,941
UCB SA	8,900	724,802
		5,547,404
Bermuda — 0.1%
XL Group Ltd.	31,602	1,746,327
Canada — 2.7%
Brookfield Asset Management, Inc. (Class A Stock)	102,801	4,009,239
Canadian National Railway Co.	62,659	4,579,479
Canadian Natural Resources Ltd.	67,050	2,110,063
Canadian Pacific Railway Ltd.	11,559	2,040,164
Constellation Software, Inc.	6,252	4,242,004
Magna International, Inc.	65,200	3,674,020
Suncor Energy, Inc.	96,301	3,325,518
Toronto-Dominion Bank (The)	67,662	3,839,616
TransCanada Corp.(a)	76,652	3,166,494
		30,986,597
China — 3.0%
Alibaba Group Holding Ltd., ADR*(a)	91,027	16,707,096
China Merchants Bank Co. Ltd. (Class H Stock)	1,009,000	4,188,228
China Resources Cement Holdings Ltd.	886,000	775,030
NetEase, Inc., ADR	9,530	2,672,117
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Tencent Holdings Ltd.	120,800	$ 6,484,492
Yum China Holdings, Inc.	93,178	3,866,887
		34,693,850
Denmark — 0.9%
Danske Bank A/S	61,200	2,293,060
DFDS A/S	11,300	636,357
Novo Nordisk A/S (Class B Stock)	98,612	4,850,316
Orsted A/S, 144A	37,109	2,414,383
		10,194,116
Finland — 0.5%
Sampo OYJ (Class A Stock)	68,445	3,813,261
UPM-Kymmene OYJ	57,300	2,124,333
		5,937,594
France — 5.2%
Arkema SA	30,976	4,043,888
Atos SE	9,100	1,246,785
AXA SA	46,300	1,230,795
BNP Paribas SA	80,407	5,963,046
Carrefour SA	34,100	707,231
Cie Generale des Etablissements Michelin SCA	31,020	4,592,290
CNP Assurances	46,700	1,178,906
Credit Agricole SA	78,500	1,279,945
Engie SA	50,000	834,925
LVMH Moet Hennessy Louis Vuitton SE	19,339	5,959,768
Orange SA	79,700	1,354,730
Renault SA	12,300	1,492,580
Safran SA	33,239	3,527,648
Sanofi	42,500	3,410,207
SCOR SE	22,000	898,156
Societe Generale SA	28,600	1,553,279
TOTAL SA	110,112	6,311,592
TOTAL SA, ADR(a)	144,250	8,321,782
Valeo SA	78,124	5,167,916
		59,075,469
Germany — 2.5%
Allianz SE	9,800	2,215,363
Aurubis AG	10,800	907,668
BASF SE	16,400	1,663,246
Bayer AG	14,100	1,589,548
Bayerische Motoren Werke AG	12,200	1,326,992
CECONOMY AG	46,000	528,872
Daimler AG	27,600	2,351,523
Deutsche Lufthansa AG	54,200	1,732,642
Deutsche Post AG	34,500	1,511,078
Evonik Industries AG	36,500	1,287,114
Hannover Rueck SE	4,500	613,945
Infineon Technologies AG	152,118	4,090,949
METRO AG(a)	46,000	813,755
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,300	1,232,471

A87

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Rational AG	3,369	$ 2,119,308
Rheinmetall AG	13,300	1,887,865
Uniper SE	38,700	1,179,388
Volkswagen AG	7,400	1,481,116
		28,532,843
Hong Kong — 1.5%
AIA Group Ltd.	750,600	6,416,638
Galaxy Entertainment Group Ltd.	471,000	4,323,162
Kingboard Chemical Holdings Ltd.	216,000	998,610
Lee & Man Paper Manufacturing Ltd.	1,244,000	1,328,317
PAX Global Technology Ltd.	933,000	424,595
Skyworth Digital Holdings Ltd.	1,072,000	485,512
WH Group Ltd., 144A	1,914,500	2,051,360
Wheelock & Co. Ltd.	97,000	711,499
Yue Yuen Industrial Holdings Ltd.	220,500	883,426
		17,623,119
India — 0.3%
HDFC Bank Ltd., ADR	29,817	2,945,025
Ireland — 0.5%
Kingspan Group PLC	94,527	4,002,930
Smurfit Kappa Group PLC	35,200	1,429,031
		5,431,961
Israel — 0.1%
Bank Hapoalim BM	125,500	863,053
Teva Pharmaceutical Industries Ltd.	16,300	278,127
		1,141,180
Italy — 0.5%
A2A SpA	782,400	1,496,623
Astaldi SpA(a)	62,200	169,603
Enel SpA	470,000	2,876,033
Leonardo SpA	45,200	522,745
Mediobanca Banca di Credito Finanziario SpA	87,600	1,029,862
		6,094,866
Japan — 8.1%
Aisan Industry Co. Ltd.	68,400	730,724
Aoyama Trading Co. Ltd.	9,900	389,005
Astellas Pharma, Inc.	75,600	1,156,377
cocokara fine, Inc.	10,100	701,109
Daikin Industries Ltd.	41,900	4,654,803
Dowa Holdings Co. Ltd.	21,700	776,520
Enplas Corp.	11,200	368,075
FANUC Corp.	18,300	4,709,563
Fujikura Ltd.	200,200	1,351,279
Fujitec Co. Ltd.	26,700	356,054
Hazama Ando Corp.	85,900	651,821
Heiwa Corp.	15,600	307,587
Isuzu Motors Ltd.	78,200	1,198,140
ITOCHU Corp.(a)	102,900	2,009,346
Japan Airlines Co. Ltd.	28,000	1,140,053
Japan Aviation Electronics Industry Ltd.	46,000	653,987
Kaneka Corp.	74,000	736,120
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
KDDI Corp.	117,600	$ 3,028,721
Keihin Corp.	54,300	1,117,145
Keiyo Bank Ltd. (The)	153,000	690,714
Keyence Corp.	10,000	6,246,581
Komatsu Ltd.	105,600	3,537,491
Konica Minolta, Inc.	129,600	1,101,725
Kureha Corp.	8,300	546,171
KYORIN Holdings, Inc.	8,700	164,373
Kyowa Exeo Corp.	40,800	1,092,121
Lintec Corp.	30,000	864,056
Marubeni Corp.	109,700	801,088
Matsumotokiyoshi Holdings Co. Ltd.	19,000	805,020
Mazda Motor Corp.	56,700	758,296
Mitsubishi Gas Chemical Co., Inc.	46,900	1,131,826
Mitsubishi UFJ Financial Group, Inc.	737,500	4,901,143
Mitsubishi UFJ Lease & Finance Co. Ltd.	116,700	699,097
Mitsui Chemicals, Inc.	31,500	1,000,101
Mitsui Sugar Co. Ltd.	25,400	976,761
Mixi, Inc.	17,800	665,981
Mizuho Financial Group, Inc.	597,700	1,089,236
NEC Corp.	21,300	598,722
Nippon Prologis REIT, Inc.	185	401,809
Nippon Telegraph & Telephone Corp.	69,300	3,233,058
Nipro Corp.	47,600	700,145
Nishi-Nippon Financial Holdings, Inc.	48,600	574,584
Nissan Motor Co. Ltd.	161,600	1,668,058
Nisshinbo Holdings, Inc.	81,000	1,097,002
Nitori Holdings Co. Ltd.	21,700	3,805,442
NTT DOCOMO, Inc.	39,300	1,001,892
ORIX Corp.	243,200	4,358,380
Resona Holdings, Inc.	355,300	1,909,720
Sankyu, Inc.	16,200	806,078
Sawai Pharmaceutical Co. Ltd.	9,200	404,570
Seino Holdings Co. Ltd.	52,600	971,944
Shimachu Co. Ltd.	25,600	815,211
Shiseido Co. Ltd.	58,800	3,775,961
SKY Perfect JSAT Holdings, Inc.	151,000	679,273
Sumitomo Heavy Industries Ltd.	16,800	641,884
Sumitomo Mitsui Financial Group, Inc.	33,900	1,438,183
Sumitomo Osaka Cement Co. Ltd.	184,500	814,424
Suzuki Motor Corp.	39,500	2,144,587
Toagosei Co. Ltd.	73,500	869,594
Toho Holdings Co. Ltd.	36,900	876,592
Towa Pharmaceutical Co. Ltd.	9,400	598,843
Toyo Tire & Rubber Co. Ltd.	35,200	603,485
Toyoda Gosei Co. Ltd.	33,200	768,897
Toyota Motor Corp.	15,730	1,021,375
Tsubakimoto Chain Co.	85,000	694,856
Ube Industries Ltd.	30,100	882,005
Yokohama Rubber Co. Ltd. (The)	45,000	1,042,934
		92,307,718
Liechtenstein — 0.0%
VP Bank AG	1,765	274,093
Luxembourg — 0.2%
Tenaris SA	104,308	1,803,078

A88

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Netherlands — 1.5%
ABN AMRO Group NV, CVA, 144A	45,300	$ 1,365,949
Aegon NV	95,000	640,948
ING Groep NV	75,400	1,272,392
Koninklijke Ahold Delhaize NV	75,400	1,786,674
Koninklijke Philips NV	101,201	3,875,194
NN Group NV	38,700	1,719,442
Philips Lighting NV	22,300	838,416
Royal Dutch Shell PLC (Class A Stock)(a)	133,092	4,239,942
Royal Dutch Shell PLC (Class B Stock)	36,900	1,187,382
		16,926,339
New Zealand — 0.2%
Air New Zealand Ltd.	606,600	1,421,389
Fletcher Building Ltd.	88,500	388,042
		1,809,431
Norway — 0.4%
DNB ASA	68,200	1,343,351
Salmar ASA	37,300	1,535,850
Statoil ASA	37,300	882,815
Yara International ASA	15,500	662,317
		4,424,333
Portugal — 0.1%
EDP-Energias de Portugal SA	320,900	1,219,295
Singapore — 0.1%
DBS Group Holdings Ltd.	36,300	766,741
South Africa — 0.2%
Bid Corp. Ltd.(a)	85,733	1,860,418
Investec PLC	79,700	615,945
Mondi PLC	17,100	459,614
		2,935,977
Spain — 0.7%
Amadeus IT Group SA	43,108	3,190,130
Banco Santander SA	137,900	902,608
Distribuidora Internacional de Alimentacion SA	175,100	744,254
Gas Natural SDG SA	26,300	627,731
Iberdrola SA	150,200	1,104,481
Mapfre SA	219,300	729,609
Repsol SA	73,100	1,299,401
		8,598,214
Sweden — 1.1%
Atlas Copco AB (Class A Stock)	104,172	4,524,378
Boliden AB	35,400	1,245,670
Electrolux AB	22,600	713,697
Hexagon AB (Class B Stock)	59,402	3,545,645
JM AB	25,700	584,937
Nordea Bank AB	83,600	894,517
Swedbank AB	29,700	667,369
		12,176,213
Switzerland — 3.0%
ALSO Holding AG*	4,300	567,345
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Baloise Holding AG	10,300	$ 1,575,732
Credit Suisse Group AG*	113,100	1,899,518
Ferguson PLC	38,188	2,872,107
Geberit AG	6,672	2,950,508
Georg Fischer AG	509	681,486
Helvetia Holding AG	1,800	1,073,052
Lonza Group AG*	16,623	3,920,354
Novartis AG	23,100	1,868,348
Partners Group Holding AG	4,860	3,616,445
Roche Holding AG	12,800	2,936,283
Swiss Life Holding AG*	6,500	2,316,389
Swiss Re AG	20,100	2,051,541
Temenos Group AG*	26,506	3,178,316
UBS Group AG*	66,800	1,176,944
Zurich Insurance Group AG*	5,700	1,880,215
		34,564,583
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	634,000	5,370,108
United Kingdom — 5.1%
3i Group PLC	120,600	1,455,621
Ashtead Group PLC	35,000	954,334
Aviva PLC	164,200	1,145,964
BAE Systems PLC	351,100	2,872,586
Barratt Developments PLC	109,300	813,334
Bellway PLC	25,400	1,086,992
Berkeley Group Holdings PLC	25,300	1,344,933
Bovis Homes Group PLC	66,300	1,059,300
BP PLC	355,000	2,394,506
BT Group PLC	365,300	1,165,966
Carillion PLC(a)^	145,900	20
Centrica PLC	289,000	578,656
Compass Group PLC	199,391	4,071,346
Crest Nicholson Holdings PLC	143,814	916,931
Debenhams PLC(a)	301,400	88,545
Experian PLC	172,540	3,731,458
GKN PLC	188,200	1,219,882
GlaxoSmithKline PLC	166,000	3,223,885
Go-Ahead Group PLC	34,500	849,977
Inchcape PLC	66,600	645,709
International Consolidated Airlines Group SA	150,000	1,294,698
J. Sainsbury PLC	536,900	1,801,019
Keller Group PLC	48,200	589,219
Kingfisher PLC	160,800	659,648
Legal & General Group PLC	577,500	2,092,424
Lloyds Banking Group PLC	1,954,100	1,777,497
London Stock Exchange Group PLC	52,845	3,059,864
Man Group PLC	291,300	702,434
Marks & Spencer Group PLC	142,500	541,278
Meggitt PLC	108,000	655,184
Micro Focus International PLC	56,324	786,485
National Express Group PLC	154,700	838,702
Old Mutual PLC	274,800	924,671
Paragon Banking Group PLC	105,900	700,959
Premier Foods PLC*	357,756	189,442

A89

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
QinetiQ Group PLC	214,000	$ 620,072
RELX PLC	153,415	3,151,419
Rio Tinto Ltd.	22,000	1,246,349
Royal Mail PLC	120,900	917,602
RPC Group PLC	29,300	318,546
SSE PLC	51,500	923,874
St. James’s Place PLC	147,395	2,247,159
Taylor Wimpey PLC	263,400	682,388
Vesuvius PLC	81,100	664,798
William Hill PLC	111,900	518,832
		57,524,508
United States — 54.6%
A.O. Smith Corp.	115,612	7,351,767
Adobe Systems, Inc.*	59,837	12,929,579
Aetna, Inc.	35,100	5,931,900
Alphabet, Inc. (Class C Stock)*	12,095	12,479,500
Amazon.com, Inc.*	10,556	15,278,121
American International Group, Inc.	65,790	3,580,292
Ameriprise Financial, Inc.	1,796	265,700
Amphenol Corp. (Class A Stock)	123,431	10,631,112
ANSYS, Inc.*	40,282	6,311,787
Apache Corp.(a)	35,850	1,379,508
Applied Materials, Inc.	43,550	2,421,816
Bank of New York Mellon Corp. (The)	92,100	4,745,913
Becton, Dickinson & Co.	11,444	2,479,915
Boeing Co. (The)	16,900	5,541,172
Booking Holdings, Inc.*	5,502	11,446,306
Brighthouse Financial, Inc.*(a)	37,286	1,916,500
Bunge Ltd.	53,750	3,974,275
BWX Technologies, Inc.	108,210	6,874,581
Carnival Corp.	30,600	2,006,748
CF Industries Holdings, Inc.	73,350	2,767,496
Charter Communications, Inc. (Class A Stock)*	26,478	8,240,483
Chubb Ltd.	39,050	5,340,868
Cintas Corp.	39,829	6,794,031
Cisco Systems, Inc.	174,250	7,473,582
Citigroup, Inc.	94,650	6,388,875
Comcast Corp. (Class A Stock)	96,800	3,307,656
Costco Wholesale Corp.	50,524	9,520,237
CVS Health Corp.	41,850	2,603,489
Danaher Corp.	114,904	11,250,251
DexCom, Inc.*(a)	98,377	7,295,638
DowDuPont, Inc.	72,864	4,642,165
Edwards Lifesciences Corp.*	46,910	6,544,883
Electronic Arts, Inc.*	83,467	10,119,539
EQT Corp.	32,117	1,525,879
Estee Lauder Cos., Inc. (The) (Class A Stock)	84,033	12,581,421
Exelon Corp.	73,450	2,865,285
Exxon Mobil Corp.	86,700	6,468,687
Facebook, Inc. (Class A Stock)*	70,177	11,213,583
Fifth Third Bancorp	221,950	7,046,912
FleetCor Technologies, Inc.*	43,136	8,735,040
Fortive Corp.	153,486	11,898,235
General Electric Co.	90,550	1,220,614
General Motors Co.	21,462	779,929
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Genpact Ltd.	280,095	$ 8,960,239
Gilead Sciences, Inc.	42,100	3,173,919
Hess Corp.	69,750	3,530,745
Hologic, Inc.*	83,050	3,102,748
Illinois Tool Works, Inc.	16,650	2,608,389
International Paper Co.	68,100	3,638,583
Intuit, Inc.	74,089	12,843,328
Intuitive Surgical, Inc.*	33,479	13,821,136
Johnson & Johnson	47,000	6,023,050
Johnson Controls International PLC	117,348	4,135,344
JPMorgan Chase & Co.	136,050	14,961,418
Kimberly-Clark Corp.	30,900	3,403,017
Kohl’s Corp.(a)	30,300	1,984,953
Las Vegas Sands Corp.	27,100	1,948,490
Loews Corp.	72,484	3,604,629
Lowe’s Cos., Inc.	10,750	943,313
Marsh & McLennan Cos., Inc.	46,530	3,842,913
Mattel, Inc.(a)	98,837	1,299,707
Medtronic PLC	71,921	5,769,503
Merck & Co., Inc.	102,500	5,583,175
MetLife, Inc.	89,000	4,084,210
Microsoft Corp.	132,781	12,118,922
Morgan Stanley	143,900	7,764,844
News Corp. (Class A Stock)	131,950	2,084,810
Occidental Petroleum Corp.	54,250	3,524,080
PayPal Holdings, Inc.*	169,572	12,865,428
PepsiCo, Inc.	32,300	3,525,545
Perrigo Co. PLC	36,550	3,046,077
Pfizer, Inc.	183,650	6,517,738
PG&E Corp.	88,900	3,905,377
Philip Morris International, Inc.	55,150	5,481,910
QUALCOMM, Inc.	92,700	5,136,507
Raytheon Co.	10,385	2,241,291
Roper Technologies, Inc.	44,967	12,621,787
salesforce.com, Inc.*	111,019	12,911,510
SBA Communications Corp.*	69,494	11,877,914
Sherwin-Williams Co. (The)	22,254	8,726,238
Signature Bank*	7,900	1,121,405
SL Green Realty Corp.(a)	10,950	1,060,289
Southern Co. (The)	122,100	5,452,986
Southwest Airlines Co.	73,750	4,224,400
Stericycle, Inc.*(a)	24,570	1,438,082
TE Connectivity Ltd.	32,150	3,211,785
Texas Instruments, Inc.	32,500	3,376,425
Thermo Fisher Scientific, Inc.	59,638	12,312,861
TJX Cos., Inc. (The)	101,634	8,289,269
Twenty-First Century Fox, Inc. (Class B Stock)	152,200	5,535,514
Tyson Foods, Inc. (Class A Stock)	102,350	7,490,996
U.S. Bancorp	107,900	5,448,950
United Parcel Service, Inc. (Class B Stock)	25,250	2,642,665
United Technologies Corp.	17,750	2,233,305
Verizon Communications, Inc.	113,450	5,425,179
Visa, Inc. (Class A Stock)(a)	117,583	14,065,278
Vulcan Materials Co.	19,000	2,169,230
Walmart, Inc.	54,900	4,884,453
Wells Fargo & Co.	178,800	9,370,908

A90

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Westar Energy, Inc.	65,250	$ 3,431,497
Weyerhaeuser Co.	87,700	3,069,500
Zoetis, Inc.	197,468	16,490,553
		620,529,587

Total Common Stocks (cost $792,970,627)		1,101,545,668
Preferred Stocks — 0.5%
United States
Becton, Dickinson & Co.	11,615	678,665
NextEra Energy, Inc.(a)	49,348	2,845,406
Sempra Energy	19,574	2,003,790

Total Preferred Stocks (cost $4,986,682)		5,527,861

Total Long-Term Investments (cost $797,957,309)		1,107,073,529
Short-Term Investments — 7.0%
Affiliated Mutual Funds
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	23,984,295	23,984,295
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $55,276,914; includes $55,187,800 of cash collateral for securities on loan)(b)(w)	55,277,586	55,266,531

Total Short-Term Investments (cost $79,261,209)		79,250,826
Value

TOTAL INVESTMENTS—104.3% (cost $877,218,518)	$1,186,324,355

Liabilities in excess of other assets — (4.3)%	(49,272,682)

Net Assets — 100.0%	$ 1,137,051,673

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.
*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $20 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $54,814,280; cash collateral of $55,187,800 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investments Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$ —	$ 27,221,172	$ —
Austria	—	3,143,927	—
Belgium	—	5,547,404	—
Bermuda	1,746,327	—	—
Canada	30,986,597	—	—
China	23,246,100	11,447,750	—
Denmark	—	10,194,116	—
Finland	—	5,937,594	—
France	8,321,782	50,753,687	—
Germany	—	28,532,843	—
A91

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Hong Kong	$ —	$ 17,623,119	$ —
India	2,945,025	—	—
Ireland	—	5,431,961	—
Israel	—	1,141,180	—
Italy	—	6,094,866	—
Japan	—	92,307,718	—
Liechtenstein	—	274,093	—
Luxembourg	—	1,803,078	—
Netherlands	—	16,926,339	—
New Zealand	—	1,809,431	—
Norway	—	4,424,333	—
Portugal	—	1,219,295	—
Singapore	—	766,741	—
South Africa	—	2,935,977	—
Spain	—	8,598,214	—
Sweden	—	12,176,213	—
Switzerland	—	34,564,583	—
Taiwan	—	5,370,108	—
United Kingdom	—	57,524,488	20
United States	620,529,587	—	—
Preferred Stocks
United States	5,527,861	—	—
Affiliated Mutual Funds	79,250,826	—	—
Total	$772,554,105	$413,770,230	$20
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:
Banks	8.1%
Affiliated Mutual Funds(4.9% represents investments purchased with collateral from securities on loan)	7.0
Software	6.7
Pharmaceuticals	5.1
Insurance	5.1
Health Care Equipment & Supplies	4.9
Oil, Gas & Consumable Fuels	4.7
Internet Software & Services	4.5
IT Services	4.3
Capital Markets	3.1
Machinery	2.8
Chemicals	2.7
Food & Staples Retailing	2.7
Electric Utilities	2.4
Internet & Direct Marketing Retail	2.3
Aerospace & Defense	2.1
Electronic Equipment, Instruments & Components	2.1
Building Products	2.1
Semiconductors & Semiconductor Equipment	1.9
Media	1.8
Auto Components	1.7
Industrial Conglomerates	1.5
Personal Products	1.5
Hotels, Restaurants & Leisure	1.5
Food Products	1.5
Equity Real Estate Investment Trusts (REITs)	1.4
Life Sciences Tools & Services	1.4%
Specialty Retail	1.3
Automobiles	1.2
Metals & Mining	1.1
Airlines	1.1
Diversified Telecommunication Services	1.0
Road & Rail	1.0
Commercial Services & Supplies	0.8
Communications Equipment	0.7
Biotechnology	0.7
Household Durables	0.7
Professional Services	0.6
Textiles, Apparel & Luxury Goods	0.6
Health Care Providers & Services	0.6
Trading Companies & Distributors	0.6
Tobacco	0.5
Construction Materials	0.5
Multi-Utilities	0.5
Diversified Financial Services	0.5
Air Freight & Logistics	0.4
Wireless Telecommunication Services	0.4
Containers & Packaging	0.4
Household Products	0.3
Beverages	0.3
Paper & Forest Products	0.3
Multiline Retail	0.2
Energy Equipment & Services	0.2
A92

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Industry Classification: (continued)
Electrical Equipment	0.2%
Leisure Products	0.1
Construction & Engineering	0.1
Thrifts & Mortgage Finance	0.1
Real Estate Management & Development	0.1
Independent Power & Renewable Electricity Producers	0.1
Technology Hardware, Storage & Peripherals	0.1
Marine	0.1
Gas Utilities	0.0* %
Health Care Technology	0.0*
Distributors	0.0*
104.3
Liabilities in excess of other assets	(4.3)
100.0%

*	Less than +/- 0.05%

A93

GOVERNMENT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)	Value
Long-Term Investments — 96.7%
Asset-Backed Securities — 10.6%
Collateralized Loan Obligations
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300%
2.607%(c)	01/16/30	250	$ 251,225
Avery Point CLO Ltd. (Cayman Islands),
Series 2014-05A, Class AR, 144A, 3 Month LIBOR + 0.980%
2.711%(c)	07/17/26	2,500	2,499,963
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1R, 144A, 3 Month LIBOR + 1.190%(original cost $500,000; purchased 03/22/17)(f)
2.921%(c)	10/17/26	500	500,909
BlueMountain CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330%
3.052%(c)	04/13/27	1,750	1,750,722
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-02A, Class AR, 144A, 3 Month LIBOR + 1.250%
3.089%(c)	05/15/25	500	500,475
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260%
3.005%(c)	04/22/30	2,000	2,016,901
CIFC Funding Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.250%
2.633%(c)	10/24/30	2,000	2,020,124
Eaton Vance CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.200%
2.922%(c)	07/15/26	2,500	2,499,854
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class AR, 144A, 3 Month LIBOR + 1.250%
2.972%(c)	01/16/26	2,500	2,502,158
ICG US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%
2.597%(c)	10/23/29	500	502,921
KVK CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%
3.139%(c)	05/15/26	2,500	2,502,825
Limerock CLO LLC (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.200%
2.945%(c)	10/20/26	1,300	1,300,492
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%
2.982%(c)	07/15/30	250	252,717
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.017%(c)	10/30/30	2,000	2,011,773
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%
3.192%(c)	05/21/29	500	502,597
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%
2.619%(c)	10/17/30	1,000	1,009,309
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%
3.445%(c)	10/25/28	500	500,796
Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%
2.626%(c)	10/20/29	2,000	$ 2,003,974

Total Asset-Backed Securities (cost $25,049,550)			25,129,735
Commercial Mortgage-Backed Securities — 18.9%
BANK,
Series 2017-BNK05, Class A3
3.020%	06/15/60	2,800	2,749,778
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A3
3.515%	09/10/58	700	701,834
Commercial Mortgage Trust,
Series 2012-CR05, Class A3
2.540%	12/10/45	1,000	973,624
Series 2015-CR24, Class A3
3.214%	08/10/48	1,600	1,600,469
Series 2015-CR25, Class A3
3.505%	08/10/48	1,000	1,000,837
DBJPM Mortgage Trust,
Series 2017-C06, Class A3
3.269%	06/10/50	2,800	2,780,195
Fannie Mae-Aces,
Series 2012-M02, Class A2
2.717%	02/25/22	200	199,152
Series 2015-M01, Class AB2
2.465%	09/25/24	424	415,011
Series 2015-M03, Class AB2
2.625%	10/25/24	1,484	1,419,160
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	1,577	1,543,161
Series 2015-M10, Class A2
3.092%(cc)	04/25/27	1,600	1,584,992
Series 2015-M17, Class A2
2.938%(cc)	11/25/25	1,500	1,485,565
Series 2016-M11, Class A2
2.369%(cc)	07/25/26	1,200	1,129,132
Series 2016-M13, Class A2
2.477%(cc)	09/25/26	2,100	1,995,784
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.530%(cc)	06/25/20	15,379	420,922
Series K019, Class X1, IO
1.672%(cc)	03/25/22	17,024	928,462
Series K020, Class X1, IO
1.423%(cc)	05/25/22	8,700	417,315
Series K021, Class X1, IO
1.462%(cc)	06/25/22	9,238	466,364
Series K025, Class X1, IO
0.866%(cc)	10/25/22	26,262	847,625
Series K038, Class A2
3.389%	03/25/24	3,200	3,269,871
Series K041, Class A2
3.171%	10/25/24	4,000	4,030,070

A94

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series K044, Class A2
2.811%	01/25/25	3,200	$ 3,154,998
Series K060, Class AM
3.300%(cc)	10/25/26	1,930	1,936,592
Series K064, Class AM
3.327%(cc)	03/25/27	1,100	1,103,157
Series K068, Class AM
3.315%	08/25/27	1,700	1,698,662
Series K151, Class A3
3.511%	04/25/30	400	410,378
Series K710, Class X1, IO
1.731%(cc)	05/25/19	7,561	104,693
Series K711, Class X1, IO
1.681%(cc)	07/25/19	7,373	104,707
Series KS03, Class A4
3.161%(cc)	05/25/25	2,600	2,588,619
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A2
3.003%	01/15/47	877	876,812
Series 2015-C30, Class A3
3.322%	07/15/48	1,600	1,609,461
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	1,334	1,303,106

Total Commercial Mortgage-Backed Securities (cost $45,749,659)			44,850,508
Corporate Bonds — 1.7%
Diversified Financial Services
Private Export Funding Corp.,
Gov’t. Gtd. Notes
4.300%	12/15/21	2,160	2,287,360
Sr. Unsec’d. Notes, 144A
2.650%	02/16/21	1,835	1,832,191

Total Corporate Bonds (cost $4,185,454)			4,119,551
Municipal Bonds — 0.2%
California — 0.1%
California Educational Facilities Authority,
Revenue Bonds, Series U-07, BABs
5.000%	06/01/46	125	163,770
Texas — 0.1%
University of Texas System (The),
Revenue Bonds, Series F, Rfdg.
5.000%	08/15/47	275	351,494

Total Municipal Bonds (cost $512,057)			515,264
Residential Mortgage-Backed Securities — 0.1%
Merrill Lynch Mortgage Investors Trust,
Series 2003-E, Class A1, 1 Month LIBOR + 0.620%
2.492%(c)	10/25/28	23	23,077
Interest Rate	Maturity Date	Principal Amount (000)	Value

Residential Mortgage-Backed Securities (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
3.689%(cc)	02/25/34	107	$ 107,552

Total Residential Mortgage-Backed Securities (cost $130,245)			130,629
U.S. Government Agency Obligations — 41.7%
Federal Home Loan Mortgage Corp.
1.625%	09/29/20	545	534,789
2.000%	01/01/32	196	186,950
2.375%	02/16/21	2,670	2,662,444
2.500%	03/01/30	661	648,451
3.000%	TBA	4,500	4,381,699
3.000%	06/01/29	523	523,115
3.000%	01/01/37	920	914,383
3.000%	06/01/45	724	708,551
3.208%(s)	12/11/25	600	472,832
3.500%	08/01/26	234	238,625
3.500%	01/01/27	243	247,855
3.500%	07/01/42	749	754,543
3.500%	10/01/42	1,248	1,257,631
3.500%	08/01/43	954	961,024
3.500%	10/01/45	691	693,645
4.000%	TBA	1,000	1,024,727
4.000%	06/01/26	82	85,663
4.000%	09/01/26	277	285,415
4.000%	09/01/40	458	473,648
4.000%	12/01/40	473	489,146
4.000%	12/01/40	502	519,293
4.500%	09/01/39	1,706	1,804,889
5.000%	06/01/33	330	355,647
5.000%	05/01/34	330	354,434
5.500%	05/01/37	68	75,146
5.500%	02/01/38	230	252,823
5.500%	05/01/38	100	109,511
6.000%	09/01/34	75	83,234
6.000%	01/01/37	108	120,613
6.000%	09/01/38	67	74,790
6.000%	08/01/39	76	85,501
6.500%	09/01/32	44	50,099
Federal National Mortgage Assoc.
1.000%	10/24/19	2,300	2,254,612
2.000%	08/01/31	341	325,706
2.375%	01/19/23	1,100	1,086,174
2.500%	06/01/28	2,219	2,190,205
2.500%	02/01/43	226	214,063
2.500%	12/01/46	760	716,481
3.000%	TBA	4,000	3,989,792
3.000%	TBA	500	487,040
3.000%	08/01/28	1,133	1,135,131
3.000%	02/01/31	1,412	1,411,266
3.000%	11/01/36	876	871,031
3.000%	03/01/43	853	839,799
3.000%	03/01/43	1,101	1,083,642
3.000%	05/01/43	1,444	1,422,144
3.000%	07/01/43	1,022	1,006,294

A95

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Agency Obligations (continued)
3.000%	07/01/43	1,241	$ 1,221,672
3.500%	TBA	6,750	6,753,964
3.500%	03/01/27	485	494,577
3.500%	06/01/39	334	336,274
3.500%	04/01/42	554	559,313
3.500%	06/01/42	938	946,661
3.500%	07/01/42	1,025	1,034,824
3.500%	06/01/45	2,363	2,372,711
3.500%	12/01/46	472	473,978
4.000%	09/01/40	1,767	1,826,612
4.000%	06/01/42	1,287	1,330,502
4.000%	09/01/44	950	976,929
4.000%	10/01/46	431	442,698
4.500%	05/01/40	2,423	2,565,309
5.000%	07/01/18	1	1,336
5.000%	08/01/18	5	4,714
5.000%	01/01/19	26	26,900
5.000%	02/01/19	32	32,348
5.000%	11/01/19	28	28,874
5.000%	12/01/31	28	30,438
5.000%	03/01/34	414	447,765
5.000%	06/01/35	183	197,635
5.000%	07/01/35	91	98,184
5.000%	05/01/36	124	134,321
5.500%	10/01/18	5	4,607
5.500%	10/01/18	5	4,646
5.500%	11/01/18	6	5,529
5.500%	02/01/34	247	271,330
5.500%	09/01/34	270	297,070
5.500%	02/01/35	325	358,377
5.500%	06/01/35	72	78,279
5.500%	06/01/35	162	176,345
5.500%	09/01/35	43	46,560
5.500%	09/01/35	133	144,751
5.500%	10/01/35	274	301,318
5.500%	11/01/35	300	327,611
5.500%	11/01/35	412	452,681
5.500%	11/01/35	585	646,836
6.000%	05/01/21	27	27,867
6.000%	12/01/33	11	12,489
6.000%	02/01/34	140	157,627
6.000%	08/01/34	1	567
6.000%	11/01/34	1	677
6.000%	11/01/34	1	1,165
6.000%	12/01/34	1	1,100
6.000%	01/01/35	36	40,079
6.000%	01/01/36	113	126,501
6.000%	05/01/38	57	63,760
6.500%	07/01/32	269	300,288
6.500%	08/01/32	109	121,121
6.500%	10/01/32	291	324,789
6.500%	10/01/37	162	181,249
6.625%	11/15/30	280	383,373
7.000%	12/01/31	1	573
7.000%	12/01/31	88	99,571
7.000%	11/01/33	11	11,266
7.000%	01/01/36	21	23,877
8.000%	10/01/23	—(r )	235
Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Agency Obligations (continued)
8.000%	09/01/24	1	$ 1,153
8.000%	11/01/24	1	1,287
8.000%	01/01/26	—(r )	498
9.000%	02/01/25	10	10,715
9.000%	04/01/25	6	6,358
Government National Mortgage Assoc.
2.500%	12/20/46	319	303,862
3.000%	03/15/45	1,896	1,869,014
3.000%	09/20/46	1,811	1,787,807
3.000%	10/20/46	453	446,934
3.000%	04/20/47	2,270	2,237,373
3.500%	01/20/43	1,298	1,317,579
3.500%	04/20/43	646	655,639
3.500%	03/20/45	1,181	1,194,875
3.500%	04/20/45	1,000	1,010,868
3.500%	07/20/46	2,473	2,499,341
4.000%	TBA	3,500	3,592,080
4.000%	06/15/40	241	249,613
4.000%	08/20/46	949	979,772
4.000%	11/20/46	606	626,492
4.500%	02/20/41	656	689,715
4.500%	03/20/41	562	590,512
4.500%	06/20/44	432	455,906
4.500%	09/20/46	586	615,698
4.500%	11/20/46	1,175	1,237,376
4.500%	01/20/47	145	151,445
5.000%	07/15/33	181	194,575
5.000%	09/15/33	252	271,141
5.000%	04/15/34	85	89,158
5.500%	03/15/34	354	389,481
5.500%	03/15/36	78	86,962
6.500%	07/15/32	20	22,438
6.500%	08/15/32	4	3,936
6.500%	08/15/32	4	4,436
6.500%	08/15/32	12	13,849
6.500%	08/15/32	103	118,154
7.000%	05/15/23	6	6,155
7.000%	06/15/23	1	1,087
7.000%	06/15/23	1	1,283
7.000%	06/15/23	5	4,804
7.000%	06/15/23	17	17,702
7.000%	07/15/23	1	849
7.000%	07/15/23	13	13,515
7.000%	08/15/23	1	851
7.000%	08/15/23	5	5,263
7.000%	08/15/23	9	9,285
7.000%	09/15/23	1	1,415
7.000%	10/15/23	4	4,482
7.000%	10/15/23	5	5,027
7.000%	11/15/23	—(r )	260
7.000%	11/15/23	5	5,106
7.000%	11/15/23	10	10,445
7.000%	01/15/24	61	63,973
7.000%	05/15/24	58	60,534
7.000%	08/15/28	51	58,072
7.500%	12/15/25	4	4,612
7.500%	12/15/25	36	39,074
7.500%	02/15/26	6	5,994

A96

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Agency Obligations (continued)
8.500%	09/15/24	70	$ 75,334
8.500%	04/15/25	8	9,057
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes
3.000%	06/30/25	1,380	1,388,918
Israel Government, USAID Bond
5.500%	09/18/23	1,300	1,474,884
Residual Funding Corp. Principal Strip, Bonds
2.194%(s)	01/15/21	643	599,881
3.173%(s)	04/15/30	2,505	1,707,781
Small Business Administration Participation Certificates
6.000%	09/01/18	24	24,138
Tennessee Valley Authority, Sr. Unsec’d. Notes
2.250%	03/15/20	365	364,354
2.875%	02/01/27	175	173,618
7.125%	05/01/30	530	741,718
Tennessee Valley Authority, Sr. Unsec’d. Notes, Series E
6.750%	11/01/25	510	646,505

Total U.S. Government Agency Obligations (cost $99,746,641)			99,049,167
U.S. Treasury Obligations — 23.5%
U.S. Treasury Bonds
2.750%	08/15/47	1,020	974,857
3.000%	05/15/47	365	366,782
U.S. Treasury Notes
1.750%	05/15/23	115	110,427
1.875%	04/30/22	6,043	5,893,577
2.000%	11/30/22	510	497,828
2.000%	06/30/24(k)	6,280	6,043,273
2.125%	09/30/21(k)	9,700	9,588,981
2.125%	02/29/24	8,515	8,276,514
2.125%	05/15/25	5,730	5,518,035
2.250%	02/29/20(a)	760	759,644
2.250%	12/31/24	2,665	2,594,107
2.375%	03/15/21	295	294,873
2.625%	02/28/23	3,993	4,005,166
2.750%	02/28/25	1,467	1,473,132
2.750%	02/15/28	495	495,251
U.S. Treasury Strips Coupon
2.037%(s)	02/15/24	1,230	1,051,960
2.184%(s)	02/15/28	550	415,611
2.384%(s)	05/15/29	565	411,377
2.404%(s)	08/15/21(k)	1,585	1,459,581
2.499%(s)	02/15/22	835	757,486
2.783%(s)	08/15/29	500	361,337
2.878%(s)	05/15/31	500	342,733
3.042%(s)	11/15/35	1,000	596,266
3.202%(s)	08/15/40	1,000	513,792
4.138%(s)	02/15/42	3,725	1,824,661
U.S. Treasury Strips Principal, PO
2.351%(s)	05/15/43	430	203,891
2.543%(s)	02/15/45	515	230,747
2.952%(s)	05/15/45(k)	800	355,844
2.993%(s)	11/15/43	165	76,924
Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Obligations (continued)
3.005%(s)	11/15/44	715	$ 323,083

Total U.S. Treasury Obligations (cost $56,384,471)			55,817,740

Total Long-Term Investments (cost $231,758,077)			229,612,594

	Shares
Short-Term Investments — 11.7%
Affiliated Mutual Funds
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund(w)	2,724,806	25,258,949
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	1,871,792	1,871,792
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $714,225; includes $714,000 of cash collateral for securities on loan)(b)(w)	714,297	714,154

Total Short-Term Investments (cost $28,799,914)		27,844,895

TOTAL INVESTMENTS—108.4% (cost $260,557,991)		257,457,489

Liabilities in excess of other assets(z) — (8.4)%		(19,895,428)

Net Assets — 100.0%		$237,562,061

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $699,672; cash collateral of $714,000 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security; the original cost of such security is $500,000. The value of $500,909 is 0.2% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/ exchange-traded derivatives.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A97

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
Futures contracts outstanding at March 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
339	2 Year U.S. Treasury Notes	Jun. 2018	$72,074,578	$ 58,172
338	5 Year U.S. Treasury Notes	Jun. 2018	38,687,797	190,636
274	10 Year U.S. Treasury Notes	Jun. 2018	33,192,531	216,802
139	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	22,305,156	903,469
				1,369,079
Short Positions:
120	90 Day Euro Dollar	Dec. 2018	29,251,500	164,751
2	10 Year U.S. Ultra Treasury Notes	Jun. 2018	259,719	(3,706)
119	20 Year U.S. Treasury Bonds	Jun. 2018	17,448,375	(474,694)
				(313,649)
				$1,055,430
A security with a market value of $949,013 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2018.
Inflation swap agreements outstanding at March 31, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreement:
540	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$12	$(8,440)	$(8,452)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at March 31, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
21,265	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	$ (8,090)	$ 112,284	$ 120,374
4,730	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(2,550)	23,672	26,222
7,870	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	2,185	34,610	32,425
11,945	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	6,414	61,202	54,788
5,295	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	1,396	17,122	15,726
2,750	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	31	4,637	4,606
1,495	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(3)	—	3
8,570	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(26,893)	(26,893)
3,860	08/31/21	2.015%(S)	3 Month LIBOR(2)(Q)	31,702	(81,891)	(113,593)
760	11/30/21	1.762%(S)	3 Month LIBOR(2)(Q)	—	(20,961)	(20,961)
345	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(591)	(591)
6,910	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	343,038	434,917	91,879
277	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	12	5,532	5,520
1,460	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	3,510	47,000	43,490
2,935	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(2,985)	88,596	91,581
1,580	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(3,171)	44,596	47,767
995	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	31,693	31,693
A98

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest rate swap agreements outstanding at March 31, 2018 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d):
21,820	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	$ 17,973	$ 692,818	$ 674,845
3,445	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	11,612	108,227	96,615
4,670	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	14,367	110,573	96,206
3,785	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(20,297)	(20,297)
500	02/14/25	—(3)	—(3)	—	930	930
590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(3,006)	(3,006)
1,860	09/04/25	2.214%(S)	3 Month LIBOR(1)(Q)	163	65,167	65,004
130	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	2	4,763	4,761
2,102	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	29,738	90,609	60,871
790	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	984	29,184	28,200
530	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	16,726	16,726
1,445	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(911)	33,446	34,357
260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	8,903	8,903
2,525	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(16,893)	(182,331)	(165,438)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	4,933	4,933
				$428,524	$1,736,170	$1,307,646
Securities with a combined market value of $1,764,748 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at March 31, 2018.
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 38.25 bps quarterly.
Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$ —	$ 25,129,735	$—
Commercial Mortgage-Backed Securities	—	44,850,508	—
Corporate Bonds	—	4,119,551	—
Municipal Bonds	—	515,264	—
Residential Mortgage-Backed Securities	—	130,629	—
U.S. Government Agency Obligations	—	99,049,167	—
U.S. Treasury Obligations	—	55,817,740	—
Affiliated Mutual Funds	27,844,895	—	—
Other Financial Instruments*
Futures contracts	1,055,430	—	—
Centrally Cleared Inflation Swap Agreement	—	(8,452)	—
Centrally Cleared Interest Rate Swap Agreements	—	1,307,646	—
Total	$28,900,325	$230,911,788	$—
*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
A99

GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations — 77.3%
Federal Farm Credit Bank, 1 Month LIBOR + (0.100)%
1.611%(c)	08/08/18	9,000	$ 9,000,945
1.783%(c)	04/04/19	17,000	16,998,300
Federal Farm Credit Bank, 1 Month LIBOR + (0.110)%
1.667%(c)	01/15/19	7,000	7,000,000
Federal Farm Credit Bank
1.680%(n)	05/31/18	10,000	9,972,667
1.805%(n)	06/29/18	10,000	9,956,489
Federal Farm Credit Bank, 1 Month LIBOR + 0.040%
1.780%(c)	08/10/18	12,000	12,008,517
Federal Farm Credit Bank, 1 Month LIBOR + (0.020)%
1.802%(c)	04/20/18	6,500	6,499,982
Federal Farm Credit Bank, 1 Month LIBOR + 0.020%
1.828%(c)	05/17/18	1,000	1,000,179
Federal Home Loan Bank
1.453%(n)	04/11/18	13,000	12,994,872
1.606%(n)	04/16/18	8,000	7,994,767
1.645%(n)	05/02/18	14,000	13,980,627
1.670%(n)	05/18/18	9,000	8,980,847
1.679%(n)	05/04/18	11,000	10,983,463
1.679%(n)	05/11/18	5,000	4,990,889
1.687%(n)	04/04/18	5,000	4,999,312
1.693%(n)	04/18/18	27,325	27,303,655
1.719%(n)	04/10/18	12,000	11,994,960
1.728%(n)	04/25/18	24,000	23,972,990
1.740%(n)	04/30/18	7,000	6,990,414
1.741%(n)	05/25/18	5,000	4,987,486
1.750%(n)	04/20/18	14,000	13,987,365
1.761%(n)	04/23/18	12,000	11,987,387
1.761%(n)	04/27/18	5,000	4,993,789
1.772%(n)	05/09/18	5,000	4,990,869
1.784%(n)	06/15/18	7,000	6,974,625
1.791%(n)	06/13/18	19,000	18,932,698
1.793%(n)	05/16/18	11,000	10,975,938
1.800%(n)	06/27/18	7,000	6,970,294
1.846%(n)	06/22/18	7,000	6,971,300
Federal Home Loan Bank, 1 Month LIBOR + (0.080)%
1.606%(c)	02/04/19	7,000	7,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.125)%
1.615%(c)	12/10/18	8,000	8,000,000
1.683%(c)	09/17/18	6,000	6,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.170)%
1.717%(c)	06/01/18	10,000	10,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.100)%
1.741%(c)	12/21/18	15,000	15,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.060)%
1.817%(c)	03/28/19	7,000	7,000,000
Federal Home Loan Mortgage Corp., 3 Month LIBOR + (0.250)%
1.491%(c)	07/24/18	1,000	999,906
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.100)%
1.611%(c)	08/08/19	6,000	6,000,000
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.165)%
1.643%(c)	05/18/18	11,500	11,500,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (continued)
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.160)%
1.648%(c)	07/19/18	14,000	$ 14,000,000
Federal Home Loan Mortgage Corp.
1.680%(n)	06/04/18	7,000	6,979,591
1.719%(n)	04/18/18	7,000	6,994,447
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.150)%
1.691%(c)	08/21/18	7,000	7,000,000
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.125)%
1.750%(c)	11/27/18	6,000	6,000,000
Federal National Mortgage Assoc.
1.779%(n)	06/13/18	7,000	6,975,373
1.793%(n)	06/04/18	7,000	6,978,222
1.814%(n)	06/20/18	6,000	5,976,413

Total U.S. Government Agency Obligations			431,799,578
U.S. Treasury Obligations — 21.6%
U.S. Treasury Bills
1.660%(n)	04/12/18	11,000	10,994,547
1.680%(n)	05/24/18	7,000	6,983,088
1.692%(n)	06/07/18	13,000	12,960,056
1.729%(n)	06/14/18	14,000	13,951,452
1.752%(n)	06/21/18	6,000	5,976,915
1.763%(n)	04/26/18	9,000	8,989,237
1.774%(n)	04/19/18	24,000	23,979,206
1.789%(n)	06/28/18	21,000	20,910,398
U.S. Treasury Notes
0.625%	06/30/18	8,000	7,977,014
1.000%	05/31/18	8,000	7,990,178

Total U.S. Treasury Obligations			120,712,091
Repurchase Agreement(m) — 5.6%
TD Securities (USA) LLC, 1.81%, dated 03/29/18, due 04/02/18 in the amount of $31,555,345		31,549	31,549,000

TOTAL INVESTMENTS—104.5% (amortized cost $584,060,669)			584,060,669

Liabilities in excess of other assets — (4.5)%			(25,310,004)

Net Assets — 100.0%			$ 558,750,665

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.
#	Principal is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(m)	The Repurchase Agreement is collateralized by U.S. Treasury Obligations (coupon rates 2.375%-2.625%, maturity dates 02/28/23-05/15/27), with the value, including accrued interest, of $32,180,038.
(n)	Rate shown reflects yield to maturity at purchase date.

Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
A100

GOVERNMENT MONEY MARKET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
U.S. Government Agency Obligations	$—	$431,799,578	$—
U.S. Treasury Obligations	—	120,712,091	—
Repurchase Agreement	—	31,549,000	—
Total	$—	$584,060,669	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
A101

HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 97.5%
Asset-Backed Securities — 4.9%
Collateralized Loan Obligations
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.100%
2.822%(c)	07/15/26	1,775	$ 1,777,985
ALM Ltd. (Cayman Islands),
Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%
2.772%(c)	04/16/27	2,050	2,051,542
ALM Ltd./ALM LLC (Cayman Islands),
Series 2015-16A, Class A1R, 144A, 3 Month LIBOR + 1.050%
2.772%(c)	07/15/27	2,050	2,051,118
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2013-02A, Class A1LR, 144A, 3 Month LIBOR + 0.980%
2.819%(c)	02/17/26	2,450	2,450,991
Avery Point CLO Ltd. (Cayman Islands),
Series 2014-05A, Class AR, 144A, 3 Month LIBOR + 0.980%
2.711%(c)	07/17/26	2,725	2,724,960
Flatiron CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890%
2.612%(c)	04/15/27	1,625	1,627,100
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 0.900%
2.720%(c)	08/13/25	1,732	1,732,697
Regatta Funding Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.020%
2.765%(c)	07/25/26	2,050	2,051,572
Silver Spring CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.250%
2.972%(c)	10/15/26	2,175	2,176,755
Silvermore CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.170%
3.009%(c)	05/15/26	2,500	2,500,687
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.050%
2.795%(c)	07/20/27	1,100	1,100,283
West CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 0.920%
2.654%(c)	07/18/26	2,050	2,049,573

Total Asset-Backed Securities (cost $24,281,730)			24,295,263
Bank Loans — 2.0%
Banks — 1.4%
McAfee LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%,
6.380%(c)	09/30/24	3,408	3,439,398
Second Lien Initial Loan, 1 Month LIBOR + 8.500%,
10.380%(c)	09/29/25	3,325	3,358,250
			6,797,648
Coal — 0.1%
Consol Energy, Inc.,
Initial Term B Loan, 3 Month LIBOR + 6.000%,
7.990%(c)	11/28/22	548	562,341
Energy-Alternate Sources — 0.0%
Ascent Resources Marcellus LLC,
Second Lien Term Loan, 3 Month LIBOR + 7.500%,
9.027%(c)	08/04/21	500	15,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Oil & Gas — 0.2%
EG American LLC,
Term Loan,
—%(p)	02/01/26	875	$ 872,812
Retail — 0.1%
Academy, Ltd.,
Initial Term Loan, 1 - 3 Month LIBOR + 4.000%,
5.750%(c)	07/01/22	597	473,889
Software — 0.2%
Almonde. Inc,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%,
9.230%(c)	06/13/25	725	717,448
Kronos, Inc.,
Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%,
10.020%(c)	11/01/24	525	543,812
			1,261,260

Total Bank Loans (cost $10,270,271)			9,982,950
Corporate Bonds — 90.3%
Advertising — 0.1%
Acosta, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/01/22(a)	650	409,500
Aerospace/Defense — 0.3%
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	375	381,563
TransDigm, Inc.,
Gtd. Notes
6.375%	06/15/26	100	100,750
6.500%	07/15/24(a)	625	640,625
6.500%	05/15/25	175	176,750
			1,299,688
Agriculture — 0.2%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	02/01/25	925	925,000
Auto Manufacturers — 0.6%
Fiat Chrysler Automobiles NV (United Kingdom),
Sr. Unsec’d. Notes
5.250%	04/15/23(a)	400	410,000
Mclaren Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.750%	08/01/22	350	352,187
Navistar International Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	11/01/25(a)	2,250	2,250,000
Tesla, Inc.,
Gtd. Notes
5.300%	08/15/25	150	130,875
			3,143,062

A102

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	1,000	$ 945,000
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27	350	329,875
5.000%	10/01/24	750	743,437
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26	1,300	1,289,860
Gtd. Notes, 144A
6.250%	04/01/25(a)	500	498,750
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	1,175	1,172,062
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
6.500%	06/01/26	800	832,000
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, Cash coupon 4.500% or PIK 5.250%
4.500%	09/15/23	625	606,250
Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%
4.750%	09/15/26	200	192,750
Meritor, Inc.,
Gtd. Notes
6.250%	02/15/24	150	155,813
TI Group Automotive Systems LLC (United Kingdom),
Gtd. Notes, 144A
8.750%	07/15/23	300	315,000
Titan International, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	11/30/23	850	875,500
			7,956,297
Banks — 0.4%
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	1,225	1,254,094
Sub. Notes
6.125%	03/09/28	600	622,500
HBOS PLC (United Kingdom),
Sub. Notes, 144A, GMTN
6.750%	05/21/18	100	100,523
			1,977,117
Beverages — 0.2%
Cott Holdings, Inc. (Canada),
Gtd. Notes, 144A
5.500%	04/01/25	1,050	1,036,875
Building Materials — 1.2%
Builders FirstSource, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	09/01/24	75	75,375
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22	2,175	2,183,809
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Pisces Midco, Inc.,
Sec’d. Notes, 144A
8.000%	04/15/26	650	$ 656,500
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	325	329,062
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23	725	739,500
8.500%	04/15/22	650	700,375
Gtd. Notes, 144A
5.125%	06/01/25	250	242,500
US Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	950	985,625
			5,912,746
Chemicals — 3.9%
A Schulman, Inc.,
Gtd. Notes
6.875%	06/01/23	425	448,375
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom),
Gtd. Notes, 144A
6.250%	02/01/25	450	455,625
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	1,225	1,323,000
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27	225	225,563
6.625%	05/15/23(a)	1,050	1,102,500
7.000%	05/15/25	900	972,000
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24	1,110	1,104,117
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23	625	665,437
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
9.500%	02/01/23	275	302,747
Hexion, Inc.,
Sec’d. Notes, 144A
13.750%	02/01/22	1,225	1,041,250
Sr. Sec’d. Notes, 144A
10.375%	02/01/22(a)	650	628,875
Hexion, Inc./Hexion Nova Scotia Finance ULC,
Sec’d. Notes
9.000%	11/15/20(a)	750	566,250
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
Gtd. Notes, 144A
7.000%	04/15/25	275	284,625
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	225	215,438
5.000%	05/01/25	200	191,940
5.250%	06/01/27	1,975	1,876,250

A103

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Olin Corp.,
Sr. Unsec’d. Notes
5.000%	02/01/30	175	$ 167,563
Platform Specialty Products Corp.,
Gtd. Notes, 144A
5.875%	12/01/25(a)	1,200	1,173,000
PQ Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/22	400	420,500
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	1,900	2,009,250
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/20	2,200	2,210,340
Tronox Finance LLC,
Gtd. Notes, 144A
7.500%	03/15/22	1,150	1,193,815
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25	375	364,687
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25	325	324,187
			19,267,334
Coal — 0.3%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.,
Gtd. Notes, 144A
7.500%	05/01/25	550	577,500
Warrior Met Coal, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/01/24	875	890,313
			1,467,813
Commercial Services — 2.2%
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	475	460,750
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
4.125%	08/15/25	400	384,000
4.375%	08/15/27	350	332,500
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25	4,475	4,799,437
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	3,375	3,256,875
5.500%	05/15/27	925	931,938
5.875%	09/15/26	775	806,000
			10,971,500
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers — 1.0%
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
7.125%	06/15/24(a)	300	$ 320,841
Everi Payments, Inc.,
Gtd. Notes, 144A
7.500%	12/15/25	825	837,375
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23	1,925	1,946,656
West Corp.,
Gtd. Notes, 144A
8.500%	10/15/25(a)	1,900	1,838,250
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26	235	234,483
			5,177,605
Distribution/Wholesale — 0.5%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22	550	547,250
7.000%	06/15/23	1,300	1,309,750
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25	750	756,563
			2,613,563
Diversified Financial Services — 2.0%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	420	420,000
6.375%	04/01/20	445	445,000
Ally Financial, Inc.,
Gtd. Notes
8.000%	03/15/20	300	322,500
Sr. Unsec’d. Notes
3.750%	11/18/19	550	553,118
FBM Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	08/15/21	550	574,750
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25	1,375	1,357,400
Navient Corp.,
Sr. Unsec’d. Notes
5.000%	10/26/20	200	201,250
5.875%	10/25/24	150	147,000
6.625%	07/26/21	325	337,594
7.250%	09/25/23	375	391,875
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24(a)	250	249,063
8.000%	03/25/20	825	876,562
OneMain Financial Holdings LLC,
Gtd. Notes, 144A
7.250%	12/15/21	50	51,813

A104

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Springleaf Finance Corp.,
Gtd. Notes
6.000%	06/01/20(a)	900	$ 929,250
6.875%	03/15/25	1,100	1,104,125
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25	700	699,125
Travelport Corporate Finance PLC,
Sr. Sec’d. Notes, 144A
6.000%	03/15/26	1,050	1,053,937
VFH Parent LLC/Orchestra Co-Issuer, Inc.,
Sec’d. Notes, 144A
6.750%	06/15/22	425	448,906
			10,163,268
Electric — 5.1%
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	125	127,188
5.500%	04/15/25	24	24,810
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23(a)	1,275	1,220,557
5.500%	02/01/24	1,800	1,638,000
5.750%	01/15/25(a)	2,325	2,127,375
DPL, Inc.,
Sr. Unsec’d. Notes
6.750%	10/01/19	575	593,687
7.250%	10/15/21	1,600	1,734,000
Dynegy, Inc.,
Gtd. Notes
5.875%	06/01/23	700	717,640
7.375%	11/01/22(a)	4,000	4,215,000
7.625%	11/01/24(a)	2,825	3,047,469
8.034%	02/02/24	1,550	1,619,750
Gtd. Notes, 144A
8.000%	01/15/25	150	163,125
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
7.875%	06/15/17(d)	1,900	1,567,500
9.500%	10/15/18(d)	450	364,500
9.875%	10/15/20(d)(a)	2,275	1,831,375
Miran Mid-Atlantic Series C Pass-Through Trust,
Pass-Through Certificates
10.060%	12/30/28	658	657,649
Mirant Corp.,
Bonds, 144A
7.400%	07/15/49(d)^	250	250
NRG Energy, Inc.,
Gtd. Notes
6.250%	07/15/22	275	283,167
6.250%	05/01/24(a)	475	489,250
6.625%	01/15/27	300	306,750
7.250%	05/15/26	1,050	1,110,690
Gtd. Notes, 144A
5.750%	01/15/28	950	928,625
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
NRG REMA LLC,
Pass-Through Certificates
9.681%	07/02/26	1,200	$ 714,000
Red Oak Power LLC,
Sr. Sec’d. Notes, Series B
9.200%	11/30/29	100	114,250
			25,596,607
Electrical Components & Equipment — 0.1%
General Cable Corp.,
Gtd. Notes
5.750%	10/01/22	450	461,813
Electronics — 0.0%
Itron, Inc.,
Gtd. Notes, 144A
5.000%	01/15/26	100	98,530
Engineering & Construction — 0.5%
AECOM,
Gtd. Notes
5.125%	03/15/27	925	890,960
5.875%	10/15/24(a)	700	732,375
StandardAero Aviation Holdings, Inc.,
Gtd. Notes, 144A
10.000%	07/15/23	950	1,031,938
			2,655,273
Entertainment — 3.7%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25(a)	925	911,125
5.875%	11/15/26(a)	1,725	1,694,812
Boyne USA, Inc.,
Sec’d. Notes
7.250%	05/01/25	75	76,969
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25	1,000	958,680
Carmike Cinemas, Inc.,
Sec’d. Notes, 144A
6.000%	06/15/23	500	520,000
Churchill Downs, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28	625	589,063
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	1,300	1,283,490
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25	125	126,875
7.000%	08/01/23	1,125	1,190,250
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	11/01/23	200	207,194
5.375%	04/15/26	100	101,500
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25	975	1,044,469

A105

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A
7.875%	02/01/24	450	$ 477,000
National CineMedia LLC,
Sr. Sec’d. Notes
6.000%	04/15/22	325	328,250
Sr. Unsec’d. Notes
5.750%	08/15/26	1,625	1,466,562
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27	300	289,215
Pinnacle Entertainment, Inc.,
Sr. Unsec’d. Notes
5.625%	05/01/24	1,300	1,358,500
Scientific Games International, Inc.,
Gtd. Notes
6.625%	05/15/21	3,575	3,659,906
10.000%	12/01/22	1,175	1,265,328
Sr. Sec’d. Notes, 144A
5.000%	10/15/25	625	607,813
			18,157,001
Environmental Control — 0.2%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24	1,000	1,010,000
Foods — 1.9%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25	1,875	1,599,000
Hearthside Group Holdings LLC/Hearthside Finance Co.,
Gtd. Notes, 144A
6.500%	05/01/22	850	847,875
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23(a)	175	174,948
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
5.750%	06/15/25	1,325	1,235,562
5.875%	07/15/24	1,350	1,316,655
7.250%	06/01/21	100	100,750
7.250%	06/01/21	1,825	1,838,687
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	325	315,611
Sr. Unsec’d. Notes, 144A
5.875%	09/30/27	1,275	1,201,432
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21	50	49,250
7.750%	11/15/22(a)	725	697,813
			9,377,583
Forest Products & Paper — 0.0%
Mercer International, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	02/01/24	125	130,938
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	500	$ 482,500
5.625%	05/20/24	400	397,500
5.875%	08/20/26	650	635,375
			1,515,375
Healthcare-Products — 0.7%
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24	275	273,625
Greatbatch Ltd.,
Gtd. Notes, 144A
9.125%	11/01/23	1,175	1,271,937
Mallinckrodt International Finance SA,
Gtd. Notes
4.750%	04/15/23(a)	1,375	1,051,875
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25	1,250	970,313
			3,567,750
Healthcare-Services — 4.5%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23	875	885,937
6.125%	03/15/21	425	429,250
6.500%	03/01/24	275	286,000
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22(a)	4,300	2,488,625
7.125%	07/15/20(a)	1,825	1,487,375
Sr. Sec’d. Notes
6.250%	03/31/23	925	852,156
Encompass Health Corp.,
Gtd. Notes
5.125%	03/15/23	200	202,500
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	4,400	4,411,000
5.875%	02/15/26	400	407,000
Kindred Healthcare, Inc.,
Gtd. Notes
8.000%	01/15/20	150	158,813
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21	1,875	1,903,125
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
6.750%	07/01/25(a)	625	606,250
8.875%	04/15/21	475	495,187
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	10/01/21	95	93,338
4.750%	06/01/20	450	453,375
Sr. Unsec’d. Notes
6.750%	02/01/20	700	721,000

A106

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
6.750%	06/15/23(a)	500	$ 489,375
8.125%	04/01/22	3,800	3,961,500
Sr. Unsec’d. Notes, 144A
7.000%	08/01/25(a)	2,200	2,164,250
			22,496,056
Home Builders — 3.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/25	650	633,750
AV Homes, Inc.,
Gtd. Notes
6.625%	05/15/22	350	357,514
Beazer Homes USA, Inc.,
Gtd. Notes
6.750%	03/15/25	425	420,750
7.250%	02/01/23	25	25,844
8.750%	03/15/22(a)	350	377,125
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25	1,450	1,468,125
KB Home,
Gtd. Notes
7.500%	09/15/22	75	82,313
7.625%	05/15/23	825	907,500
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	800	788,000
4.875%	12/15/23	325	326,251
Gtd. Notes, 144A
4.750%	11/29/27	250	239,375
5.250%	06/01/26	375	370,312
5.375%	10/01/22	400	411,000
M/I Homes, Inc.,
Gtd. Notes
5.625%	08/01/25	375	365,044
6.750%	01/15/21	475	488,656
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25	525	530,250
6.875%	12/15/23	900	924,750
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	1,300	1,228,500
6.000%	06/01/25	500	512,575
Gtd. Notes, 144A
6.000%	06/01/25	775	794,491
New Home Co., Inc. (The),
Gtd. Notes
7.250%	04/01/22	400	415,000
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27	1,025	996,505
5.500%	03/01/26	800	824,400
Shea Homes LP/Shea Homes Funding Corp.,
Gtd. Notes, 144A
5.875%	04/01/23	175	177,188
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
6.125%	04/01/25	175	$ 176,969
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24	275	274,917
5.875%	04/15/23	1,400	1,445,080
William Lyon Homes, Inc.,
Gtd. Notes
5.875%	01/31/25	1,050	1,028,265
7.000%	08/15/22	1,300	1,332,500
			17,922,949
Home Furnishings — 0.2%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26(a)	825	794,063
Housewares — 0.1%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
5.250%	12/15/26	275	272,594
Internet — 0.1%
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes, 144A
5.750%	01/15/27	550	537,625
Iron/Steel — 1.1%
AK Steel Corp.,
Gtd. Notes
6.375%	10/15/25	605	570,212
7.000%	03/15/27(a)	550	537,625
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
5.750%	03/01/25(a)	1,685	1,609,175
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.,
Gtd. Notes, 144A
6.375%	05/01/22	1,725	1,774,594
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26	800	798,000
			5,289,606
Leisure Time — 0.5%
Silversea Cruise Finance Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	02/01/25	675	713,813
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	05/15/25	600	600,000
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	1,225	1,163,750
			2,477,563
Lodging — 1.0%
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23	800	818,000

A107

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A
10.250%	11/15/22	775	$ 844,750
Sr. Sec’d. Notes, 144A
6.750%	11/15/21	700	722,750
MGM Resorts International,
Gtd. Notes
6.625%	12/15/21	1,500	1,610,160
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	10/01/27	825	808,500
			4,804,160
Machinery-Diversified — 0.5%
ATS Automation Tooling Systems, Inc. (Canada),
Gtd. Notes, 144A
6.500%	06/15/23	600	627,000
Cloud Crane LLC,
Sec’d. Notes, 144A
10.125%	08/01/24	1,175	1,301,313
RBS Global, Inc./Rexnord LLC,
Gtd. Notes, 144A
4.875%	12/15/25	500	485,000
			2,413,313
Media — 9.9%
Altice France SA/France (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	700	684,236
7.375%	05/01/26	4,415	4,205,287
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/25	525	527,930
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23	400	402,600
5.250%	09/30/22	75	76,126
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28	1,630	1,528,125
5.125%	05/01/23	600	600,750
5.750%	02/15/26	200	199,002
5.875%	05/01/27	3,275	3,275,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	2,100	2,097,375
5.125%	12/15/21	2,175	2,166,844
6.375%	09/15/20	350	356,136
7.500%	04/01/28	3,075	3,144,187
7.750%	07/15/25	4,395	4,647,712
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, Series A
6.500%	11/15/22	825	837,375
7.625%	03/15/20(a)	1,575	1,563,187
Gtd. Notes, Series B
7.625%	03/15/20(a)	3,005	3,001,244
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
CSC Holdings LLC,
Gtd. Notes, 144A
5.375%	02/01/28	1,275	$ 1,204,352
DISH DBS Corp.,
Gtd. Notes
5.875%	07/15/22(a)	300	286,875
5.875%	11/15/24(a)	550	490,188
7.750%	07/01/26(a)	7,275	6,822,131
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26	1,200	1,167,000
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes
5.500%	04/15/21	1,025	1,028,844
Meredith Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	02/01/26(a)	875	897,969
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.875%	08/15/23	675	709,594
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc.,
Sec’d. Notes, ((6 Month LIBOR + 14.000%)/(1 - Statutory Reserves)) or PIK 8.000%
6.000%(c)	07/01/24	260	257,565
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24	550	538,835
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23	1,075	1,101,875
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/25(a)	375	345,000
6.875%	02/15/23(a)	885	856,237
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.125%	02/15/27(a)	250	231,875
5.875%	03/15/26(a)	275	272,250
Tribune Media Co.,
Gtd. Notes
5.875%	07/15/22	975	988,406
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A
6.125%	01/15/25	475	498,156
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25(a)	1,260	1,174,950
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25	475	458,375
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.000%	01/15/27	475	442,938
			49,086,531

A108

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Metal Fabricate/Hardware — 0.5%
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	820	$ 803,600
TriMas Corp.,
Gtd. Notes, 144A
4.875%	10/15/25	250	241,875
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23	1,225	1,347,500
			2,392,975
Mining — 3.3%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
7.000%	09/30/26	175	188,562
Constellium NV (Netherlands),
Gtd. Notes, 144A
5.875%	02/15/26	625	615,625
Sr. Unsec’d. Notes, 144A
6.625%	03/01/25(a)	1,050	1,063,125
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.500%	03/01/24	1,620	1,536,975
7.000%	02/15/21	575	576,797
7.250%	05/15/22	200	200,000
7.250%	04/01/23	200	197,500
7.500%	04/01/25	1,125	1,108,125
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23(a)	2,500	2,416,000
IAMGOLD Corp. (Canada),
Gtd. Notes, 144A
7.000%	04/15/25	1,620	1,656,450
International Wire Group, Inc.,
Sec’d. Notes, 144A
10.750%	08/01/21	1,025	968,625
Lundin Mining Corp. (Canada),
Sr. Sec’d. Notes, 144A
7.875%	11/01/22	400	422,500
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.250%	11/15/22	1,900	1,940,375
Teck Resources Ltd. (Canada),
Gtd. Notes
4.750%	01/15/22	2,500	2,531,250
Tronox, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26	1,145	1,145,000
			16,566,909
Miscellaneous Manufacturing — 1.8%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.750%	03/15/22	225	223,031
6.125%	01/15/23	250	249,373
7.500%	12/01/24	4,300	4,450,500
8.750%	12/01/21	2,600	2,850,250
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing (cont’d.)
EnPro Industries, Inc.,
Gtd. Notes
5.875%	09/15/22	450	$ 465,187
FXI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/24	725	710,047
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22	144	146,340
			9,094,728
Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.500%	12/01/24	925	964,590
Oil & Gas — 8.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24	925	963,156
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25(a)	1,300	1,303,250
5.375%	11/01/21	650	661,375
5.625%	06/01/23	525	535,500
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
10.000%	04/01/22	2,575	2,781,000
Centennial Resource Production LLC,
Gtd. Notes, 144A
5.375%	01/15/26	575	564,219
Chesapeake Energy Corp.,
Gtd. Notes, 144A
8.000%	06/15/27(a)	2,600	2,483,000
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	02/15/20	2,175	2,302,781
CNX Resources Corp.,
Gtd. Notes
5.875%	04/15/22	3,025	3,043,906
8.000%	04/01/23	475	503,500
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25	1,100	1,089,000
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/21	575	589,375
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
7.875%	08/15/25(a)	425	426,063
Diamondback Energy, Inc.,
Gtd. Notes
5.375%	05/31/25(a)	625	634,688
Gtd. Notes, 144A
5.375%	05/31/25	500	506,500
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	825	821,906

A109

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Ensco PLC,
Sr. Unsec’d. Notes
7.750%	02/01/26	1,650	$ 1,513,875
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
5.625%	02/01/26	1,600	1,512,000
7.375%	05/15/24	950	992,750
Halcon Resources Corp.,
Gtd. Notes
6.750%	02/15/25(a)	1,325	1,301,812
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	10/01/25	1,275	1,262,250
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
9.250%	03/15/23	600	571,500
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	1,500	1,252,500
7.000%	03/31/24	775	639,375
Sec’d. Notes, 144A
6.500%	01/15/25(a)	1,125	1,091,250
Nabors Industries, Inc.,
Gtd. Notes, 144A
5.750%	02/01/25(a)	1,050	990,937
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26(a)	825	851,812
5.750%	01/30/22(a)	250	261,250
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.125%	01/17/22	100	106,700
7.375%	01/17/27	350	379,225
8.375%	05/23/21	158	179,883
8.750%	05/23/26	425	499,524
Gtd. Notes, 144A
5.299%	01/27/25	250	246,875
Precision Drilling Corp. (Canada),
Gtd. Notes
7.750%	12/15/23	525	545,344
Gtd. Notes, 144A
7.125%	01/15/26	475	470,250
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23(a)	400	385,016
5.375%	10/01/22	325	324,594
5.625%	03/01/26	350	330,750
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	525	486,938
5.000%	03/15/23	200	191,760
5.875%	07/01/22	2,125	2,135,625
RSP Permian, Inc.,
Gtd. Notes
5.250%	01/15/25(a)	750	775,312
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25	650	$ 620,750
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/15/22^	275	3
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
4.875%	01/15/23	825	795,094
5.500%	02/15/26	850	820,250
Transocean, Inc.,
Gtd. Notes, 144A
7.500%	01/15/26	850	837,250
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	400	394,000
6.000%	01/15/22	675	693,562
7.500%	08/01/20(a)	275	294,250
8.250%	08/01/23	950	1,064,000
			44,027,485
Oil & Gas Services — 0.2%
Weatherford International LLC,
Gtd. Notes, 144A
9.875%	03/01/25	1,325	1,192,103
Packaging & Containers — 1.2%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%
7.125%	09/15/23	1,150	1,191,687
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	06/30/21	225	229,500
7.250%	05/15/24	1,925	2,047,719
Coveris Holdings SA (Luxembourg),
Gtd. Notes, 144A
7.875%	11/01/19(a)	1,450	1,453,625
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.375%	08/15/25	175	184,188
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Gtd. Notes, 144A
7.000%	07/15/24(a)	900	942,187
Sealed Air Corp.,
Gtd. Notes, 144A
4.875%	12/01/22	125	126,250
			6,175,156
Pharmaceuticals — 1.9%
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	1,275	962,625
6.000%	02/01/25	1,625	1,165,937
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
5.375%	01/15/23	2,000	1,515,000

A110

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
NVA Holdings, Inc.,
Gtd. Notes, 144A
6.875%	04/01/26	425	$ 428,188
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.500%	03/01/23	1,550	1,356,250
6.125%	04/15/25	775	668,825
7.500%	07/15/21	875	878,281
9.250%	04/01/26	675	672,435
Sr. Sec’d. Notes, 144A
6.500%	03/15/22	125	129,063
Vizient, Inc.,
Sr. Unsec’d. Notes, 144A
10.375%	03/01/24	1,400	1,550,500
			9,327,104
Pipelines — 2.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	375	377,813
CNX Midstream Partners LP/CNX Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	03/15/26	675	665,719
DCP Midstream Operating LP,
Gtd. Notes
5.600%	04/01/44	675	682,594
6.450%	11/03/36	400	430,000
Energy Transfer Equity LP,
Sr. Sec’d. Notes
7.500%	10/15/20	575	619,203
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.000%	05/15/23	1,050	1,034,250
6.750%	08/01/22	750	769,687
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	700	689,500
7.768%	12/15/37	925	1,119,250
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/20	525	543,380
6.875%	04/15/40	2,394	2,761,192
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	875	890,312
5.500%	01/15/28	1,600	1,614,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	475	456,000
6.750%	03/15/24	675	713,799
			13,366,699
Real Estate — 1.1%
Crescent Communities LLC/Crescent Ventures, Inc.,
Sr. Sec’d. Notes, 144A
8.875%	10/15/21	1,475	1,552,437
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Five Point Operating Co. LP/Five Point Capital Corp.,
Sr. Unsec’d. Notes, 144A
7.875%	11/15/25	975	$ 983,531
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	1,100	1,097,250
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/26	1,350	1,303,250
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
4.875%	06/01/23	600	574,500
			5,510,968
Real Estate Investment Trusts (REITs) — 1.3%
FelCor Lodging LP,
Gtd. Notes
6.000%	06/01/25	550	566,500
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26	775	740,125
4.500%	01/15/28	1,175	1,101,915
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27	625	612,687
5.250%	08/01/26	575	572,844
5.500%	05/01/24	450	459,004
6.375%	03/01/24	550	577,511
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/21	375	377,813
5.000%	04/15/23	375	375,938
Senior Housing Properties Trust,
Sr. Unsec’d. Notes
6.750%	12/15/21	800	858,443
			6,242,780
Retail — 4.9%
Beacon Roofing Supply, Inc.,
Gtd. Notes
6.375%	10/01/23	650	682,500
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	475	465,500
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23	725	751,281
CEC Entertainment, Inc.,
Gtd. Notes
8.000%	02/15/22	2,075	1,836,375
Cumberland Farms, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/25	250	260,000
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes
6.750%	06/15/23(a)	425	386,750

A111

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Sr. Unsec’d. Notes
6.500%	05/01/21(a)	275	$ 263,313
6.750%	01/15/22(a)	875	829,063
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes
8.625%	06/15/20(a)	300	275,250
8.625%	06/15/20(a)	1,150	1,055,125
Golden Nugget, Inc.,
Gtd. Notes, 144A
8.750%	10/01/25	1,900	1,971,250
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	1,225	1,231,113
Hot Topic, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	06/15/21	700	693,000
L Brands, Inc.,
Gtd. Notes
5.250%	02/01/28(a)	750	706,875
6.750%	07/01/36	1,675	1,608,000
6.875%	11/01/35	1,250	1,212,500
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21(a)	699	442,118
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	4,175	2,369,312
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	1,550	1,119,875
PF Chang’s China Bistro, Inc.,
Gtd. Notes, 144A
10.250%	06/30/20	1,150	897,000
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23(a)	2,775	2,795,812
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	1,475	1,458,406
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24	1,175	1,130,937
			24,441,355
Semiconductors — 0.2%
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23	375	375,581
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	650	683,118
			1,058,699
Software — 4.4%
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21	7,425	7,415,719
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Boxer Parent Co., Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%
9.000%	10/15/19	959	$ 959,000
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25	600	594,930
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	5,725	6,009,532
Infor Software Parent LLC/Infor Software Parent, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.125% or PIK 7.875%
7.125%	05/01/21	2,600	2,627,014
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	975	992,063
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	1,080	1,077,300
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24(a)	550	543,125
RP Crown Parent LLC,
Sr. Sec’d. Notes, 144A
7.375%	10/15/24	1,470	1,521,450
			21,740,133
Telecommunications — 7.3%
Anixter, Inc.,
Gtd. Notes
5.500%	03/01/23	250	258,750
C&W Senior Financing DAC (Ireland),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27	925	922,688
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series G
6.875%	01/15/28(a)	550	497,750
Sr. Unsec’d. Notes, Series S
6.450%	06/15/21(a)	2,025	2,065,500
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25	1,075	1,118,538
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22	200	156,000
8.250%	09/30/20	1,350	1,161,000
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	1,700	1,531,921
Frontier Communications Corp.,
Sec’d. Notes, 144A
8.500%	04/01/26(a)	800	774,000
Sr. Unsec’d. Notes
6.875%	01/15/25	275	162,594
11.000%	09/15/25(a)	1,505	1,127,809
GTT Communications, Inc.,
Gtd. Notes, 144A
7.875%	12/31/24(a)	2,225	2,230,562

A112

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23(a)	1,725	$ 1,388,625
Gtd. Notes, 144A
9.750%	07/15/25	4,475	4,178,531
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26	1,050	989,625
5.375%	05/01/25	125	121,250
Northwestern Bell Telephone,
Sr. Unsec’d. Notes
7.750%	05/01/30	100	105,698
ORBCOMM, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	04/01/24	1,700	1,763,750
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	3,400	3,170,500
8.750%	03/15/32	1,625	1,698,125
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	1,225	1,194,375
7.625%	02/15/25(a)	2,125	2,087,812
7.875%	09/15/23	1,165	1,188,300
T-Mobile USA, Inc.,
Gtd. Notes
6.375%	03/01/25	725	757,625
6.500%	01/15/26	175	185,938
ViaSat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	825	794,310
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
5.000%	01/20/26(a)	3,505	2,969,156
Xplornet Communications, Inc. (Canada),
Sr. Sec’d. Notes, 144A, Cash coupon 9.625% or PIK 10.625%
9.625%	06/01/22	1,925	1,904,266
			36,504,998
Textiles — 0.4%
Springs Industries, Inc.,
Sr. Sec’d. Notes
6.250%	06/01/21	2,175	2,204,906
Transportation — 0.6%
Hornbeck Offshore Services, Inc.,
Gtd. Notes
5.000%	03/01/21	325	179,563
5.875%	04/01/20	500	335,000
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Monaco),
Sr. Sec’d. Notes, 144A
7.375%	01/15/22	600	473,250
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23(a)	275	$ 283,937
6.500%	06/15/22	1,475	1,521,094
			2,792,844
Trucking & Leasing — 0.9%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	01/15/23	1,850	1,827,467
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
5.000%	08/01/24	1,050	993,562
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23	275	260,563
5.250%	08/15/22	400	391,880
5.500%	02/15/24	975	945,750
			4,419,222

Total Corporate Bonds (cost $442,067,633)			449,010,352
Residential Mortgage-Backed Securities — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
3.262%(cc)	10/25/35	7	5,783
Alternative Loan Trust,
Series 2005-43, Class 4A3
3.383%(cc)	10/25/35	3	2,913
Series 2006-HY13, Class 4A1
3.683%(cc)	02/25/37	5	4,549
Series 2006-OA09, Class 2A1A, 1 Month LIBOR + 0.210%
2.032%(c)	07/20/46	5	3,434
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month LIBOR + 0.210%
2.082%(c)	10/25/46	28	20,160
American Home Mortgage Investment Trust,
Series 2005-02, Class 4A1, 6 Month LIBOR + 1.500%
3.466%(c)	09/25/45	2	1,736
Banc of America Alternative Loan Trust,
Series 2005-04, Class CB6, 1 Month LIBOR + 0.400%
2.272%(c)	05/25/35	2	2,039
Banc of America Funding Trust,
Series 2006-B, Class 2A1
3.728%(cc)	03/20/36	8	7,073
Bear Stearns ARM Trust,
Series 2005-10, Class A2
3.619%(cc)	10/25/35	1	842
CHL Mortgage Pass-Through Trust,
Series 2005-02, Class 2A1, 1 Month LIBOR + 0.640%
2.512%(c)	03/25/35	6	5,804
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
3.465%(cc)	09/25/37	20	18,663

A113

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month LIBOR + 0.180%
1.988%(c)	07/19/46	8	$ 5,520
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190%
2.062%(c)	09/25/46	6	5,749
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37	18	15,494
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month LIBOR + 0.210%
2.082%(c)	04/25/46	5	3,916
RALI Series Trust,
Series 2006-QA02, Class 3A1
5.565%(cc)	02/25/36	19	17,333
Series 2007-QS04, Class 2A1, 1 Month LIBOR + 0.330%
2.202%(c)	03/25/37	14	4,810
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	4	3,666
SunTrust Alternative Loan Trust,
Series 2006-01F, Class 3A, 1 Month LIBOR + 0.350%
2.222%(c)	04/25/36	17	5,941
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2007-HY01, Class 2A3
3.368%(cc)	02/25/37	4	4,165
Series 2007-HY01, Class 4A1
3.352%(cc)	02/25/37	5	5,127

Total Residential Mortgage-Backed Securities (cost $130,573)			144,717

	Shares
Common Stocks — 0.2%
Construction Materials — 0.0%
New Millennium Homes LLC^	408	11,029
Diversified Telecommunication Services — 0.0%
Netia SA (Poland)	30,925	48,031
Independent Power & Renewable Electricity Producers — 0.2%
Dynegy, Inc.*(a)	67,550	913,276
Media — 0.0%
Adelphia Communications Corp.^	700	1
Mood Media Corp.*^	88,166	35,266
Mood Media Corp.*^	71,972	28,789
		64,056
Oil, Gas & Consumable Fuels — 0.0%
Frontera Energy Corp. (Colombia)*	3,800	106,212

Total Common Stocks (cost $1,213,615)		1,142,604
Preferred Stock — 0.1%
Capital Markets
Goldman Sachs Group, Inc. (The), Series K, 6.375%(a)	11,850	338,080
	Shares	Value

Preferred Stock (continued)
Capital Markets (cont’d.)
(cost $296,250)

Total Preferred Stock (cost $296,250)		338,080

Total Long-Term Investments (cost $478,260,072)		484,913,966
Short-Term Investments — 18.6%
Affiliated Mutual Funds
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	7,928,012	$ 7,928,012
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $84,914,478; includes $84,787,507 of cash collateral for securities on loan)(b)(w)	84,915,901	84,898,918

Total Short-Term Investments (cost $92,842,490)		92,826,930

TOTAL INVESTMENTS—116.1% (cost $571,102,562)		577,740,896

Liabilities in excess of other assets(z) — (16.1)%		(80,184,136)

Net Assets — 100.0%		$ 497,556,760

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.
#	Principal is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $75,338 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $83,067,342; cash collateral of $84,787,507 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(p)	Interest rate not available as of March 31, 2018.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A114

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Futures contracts outstanding at March 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
73	2 Year U.S. Treasury Notes	Jun. 2018	$15,520,484	$ 11,193
21	5 Year U.S. Treasury Notes	Jun. 2018	2,403,680	6,180
76	10 Year U.S. Treasury Notes	Jun. 2018	9,206,687	72,263
24	20 Year U.S. Treasury Bonds	Jun. 2018	3,519,000	92,851
14	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	2,246,563	94,281
				$276,768
Cash of $540,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at March 31, 2018.
Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$ —	$ 24,295,263	$ —
Bank Loans	—	9,982,950	—
Corporate Bonds	—	449,010,099	253
Residential Mortgage-Backed Securities	—	144,717	—
Common Stocks	913,276	154,243	75,085
Preferred Stock	338,080	—	—
Affiliated Mutual Funds	92,826,930	—	—
Other Financial Instruments*
Futures contracts	276,768	—	—
Total	$94,355,054	$483,587,272	$75,338

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
A115

JENNISON 20/20 FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 96.9%
Common Stocks
Aerospace & Defense — 5.6%
Boeing Co. (The)	21,047	$ 6,900,890
United Technologies Corp.	41,664	5,242,165
		12,143,055
Banks — 9.9%
JPMorgan Chase & Co.	100,446	11,046,047
PNC Financial Services Group, Inc. (The)	70,055	10,595,118
		21,641,165
Biotechnology — 1.2%
Vertex Pharmaceuticals, Inc.*	15,508	2,527,494
Capital Markets — 2.4%
Goldman Sachs Group, Inc. (The)	21,126	5,320,794
Chemicals — 2.3%
DowDuPont, Inc.	78,555	5,004,739
Consumer Finance — 2.7%
SLM Corp.*	522,309	5,855,084
Electric Utilities — 1.5%
Exelon Corp.	85,895	3,350,764
Energy Equipment & Services — 2.2%
Halliburton Co.	99,724	4,681,045
Food & Staples Retailing — 2.3%
Walmart, Inc.	55,476	4,935,700
Food Products — 1.8%
Mondelez International, Inc. (Class A Stock)	94,470	3,942,233
Health Care Equipment & Supplies — 1.9%
Zimmer Biomet Holdings, Inc.	38,761	4,226,499
Health Care Providers & Services — 2.8%
Cigna Corp.	16,090	2,698,937
UnitedHealth Group, Inc.	15,803	3,381,842
		6,080,779
Hotels, Restaurants & Leisure — 4.1%
Carnival Corp.	64,149	4,206,891
Marriott International, Inc. (Class A Stock)	34,269	4,659,899
		8,866,790
Insurance — 2.5%
MetLife, Inc.	116,616	5,351,508
Internet & Direct Marketing Retail — 6.0%
Amazon.com, Inc.*	4,827	6,986,310
Netflix, Inc.*	20,463	6,043,747
		13,030,057
Internet Software & Services — 9.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	33,930	6,227,512
Alphabet, Inc. (Class A Stock)*	5,033	5,219,926
	Shares	Value
Common Stocks (continued)
Internet Software & Services (cont’d.)
Facebook, Inc. (Class A Stock)*	21,040	$ 3,361,982
Tencent Holdings Ltd. (China), ADR(a)	96,015	5,116,639
		19,926,059
IT Services — 4.7%
PayPal Holdings, Inc.*	58,945	4,472,157
Visa, Inc. (Class A Stock)(a)	47,467	5,678,003
		10,150,160
Media — 1.9%
Comcast Corp. (Class A Stock)	120,197	4,107,131
Oil, Gas & Consumable Fuels — 3.4%
Noble Energy, Inc.	107,502	3,257,310
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	65,769	4,196,720
		7,454,030
Pharmaceuticals — 5.7%
Allergan PLC	13,961	2,349,497
Bristol-Myers Squibb Co.	67,977	4,299,545
Eli Lilly & Co.	27,056	2,093,323
Pfizer, Inc.	105,852	3,756,687
		12,499,052
Semiconductors & Semiconductor Equipment — 6.1%
Broadcom Ltd.	21,774	5,131,043
NVIDIA Corp.	10,006	2,317,290
Texas Instruments, Inc.	56,743	5,895,030
		13,343,363
Software — 11.7%
Adobe Systems, Inc.*	29,160	6,300,893
Microsoft Corp.	137,717	12,569,430
salesforce.com, Inc.*	56,542	6,575,835
		25,446,158
Specialty Retail — 2.0%
Home Depot, Inc. (The)	24,967	4,450,118
Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	25,320	4,248,190
Textiles, Apparel & Luxury Goods — 1.1%
Kering SA (France), ADR	51,066	2,456,019

Total Long-Term Investments (cost $158,281,562)		211,037,986
Short-Term Investments — 7.7%
Affiliated Mutual Funds
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	2,954,130	2,954,130

A116

JENNISON 20/20 FOCUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value

Affiliated Mutual Funds (continued)
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $13,808,198; includes $13,783,219 of cash collateral for securities on loan)(b)(w)	13,808,266	$ 13,805,504

Total Short-Term Investments (cost $16,762,328)		16,759,634

TOTAL INVESTMENTS—104.6% (cost $175,043,890)		227,797,620

Liabilities in excess of other assets — (4.6)%		(9,956,364)

Net Assets — 100.0%		$ 217,841,256

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,737,495; cash collateral of $13,783,219 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investments Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 12,143,055	$—	$—
Banks	21,641,165	—	—
Biotechnology	2,527,494	—	—
Capital Markets	5,320,794	—	—
Chemicals	5,004,739	—	—
Consumer Finance	5,855,084	—	—
Electric Utilities	3,350,764	—	—
Energy Equipment & Services	4,681,045	—	—
Food & Staples Retailing	4,935,700	—	—
Food Products	3,942,233	—	—
Health Care Equipment & Supplies	4,226,499	—	—
Health Care Providers & Services	6,080,779	—	—
Hotels, Restaurants & Leisure	8,866,790	—	—
Insurance	5,351,508	—	—
Internet & Direct Marketing Retail	13,030,057	—	—
Internet Software & Services	19,926,059	—	—
IT Services	10,150,160	—	—
Media	4,107,131	—	—
Oil, Gas & Consumable Fuels	7,454,030	—	—
Pharmaceuticals	12,499,052	—	—
Semiconductors & Semiconductor Equipment	13,343,363	—	—
Software	25,446,158	—	—
Specialty Retail	4,450,118	—	—
Technology Hardware, Storage & Peripherals	4,248,190	—	—
Textiles, Apparel & Luxury Goods	2,456,019	—	—
Affiliated Mutual Funds	16,759,634	—	—
Total	$227,797,620	$—	$—
A117

JENNISON 20/20 FOCUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
A118

JENNISON PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 99.5%
Common Stocks
Aerospace & Defense — 3.1%
Boeing Co. (The)	192,366	$ 63,072,964
Air Freight & Logistics — 2.0%
FedEx Corp.	170,947	41,046,084
Automobiles — 1.1%
Tesla, Inc.*(a)	86,964	23,143,729
Banks — 3.3%
JPMorgan Chase & Co.	420,275	46,217,642
PNC Financial Services Group, Inc. (The)	137,690	20,824,235
		67,041,877
Beverages — 1.1%
Monster Beverage Corp.*	389,183	22,265,159
Biotechnology — 4.9%
AbbVie, Inc.	155,611	14,728,581
Alexion Pharmaceuticals, Inc.*	183,078	20,405,874
BioMarin Pharmaceutical, Inc.*	229,576	18,611,727
Celgene Corp.*	252,005	22,481,366
Vertex Pharmaceuticals, Inc.*	155,635	25,365,392
		101,592,940
Capital Markets — 1.8%
Goldman Sachs Group, Inc. (The)	146,706	36,949,373
Chemicals — 0.9%
Albemarle Corp.(a)	198,291	18,389,507
Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	189,753	35,755,158
Health Care Providers & Services — 1.4%
UnitedHealth Group, Inc.	135,986	29,101,004
Hotels, Restaurants & Leisure — 3.5%
Marriott International, Inc. (Class A Stock)	303,343	41,248,581
McDonald’s Corp.	199,542	31,204,378
		72,452,959
Internet & Direct Marketing Retail — 11.0%
Amazon.com, Inc.*	79,603	115,212,606
Booking Holdings, Inc.*	13,823	28,757,231
Netflix, Inc.*	274,755	81,148,889
		225,118,726
Internet Software & Services — 14.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	446,326	81,918,674
Alphabet, Inc. (Class A Stock)*	40,669	42,179,447
Alphabet, Inc. (Class C Stock)*	40,610	41,900,992
Facebook, Inc. (Class A Stock)*	386,460	61,752,443
Tencent Holdings Ltd. (China)	1,190,821	63,922,759
Tencent Holdings Ltd. (China), 144A	148,676	7,980,864
		299,655,179
IT Services — 10.0%
FleetCor Technologies, Inc.*	131,391	26,606,677
Mastercard, Inc. (Class A Stock)	384,676	67,379,848
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
PayPal Holdings, Inc.*	423,686	$ 32,145,057
Square, Inc. (Class A Stock)*(a)	297,889	14,656,139
Visa, Inc. (Class A Stock)(a)	537,901	64,343,718
		205,131,439
Life Sciences Tools & Services — 1.2%
Illumina, Inc.*	102,303	24,186,475
Machinery — 2.8%
Caterpillar, Inc.	211,993	31,243,529
Parker-Hannifin Corp.(a)	150,643	25,764,472
		57,008,001
Media — 1.2%
Charter Communications, Inc. (Class A Stock)*	77,102	23,995,685
Oil, Gas & Consumable Fuels — 1.3%
Concho Resources, Inc.*	179,427	26,973,261
Personal Products — 1.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	251,091	37,593,345
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	611,089	38,651,379
Semiconductors & Semiconductor Equipment — 5.6%
Broadcom Ltd.	173,673	40,926,042
NVIDIA Corp.	190,393	44,093,115
Texas Instruments, Inc.	284,454	29,551,926
		114,571,083
Software — 14.6%
Activision Blizzard, Inc.	420,040	28,335,898
Adobe Systems, Inc.*	264,960	57,252,557
Microsoft Corp.	887,959	81,044,018
Red Hat, Inc.*(a)	237,656	35,531,949
salesforce.com, Inc.*	452,800	52,660,640
Splunk, Inc.*	226,159	22,251,784
Workday, Inc. (Class A Stock)*(a)	183,354	23,306,127
		300,382,973
Specialty Retail — 1.9%
Home Depot, Inc. (The)	225,315	40,160,146
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	522,264	87,625,454
Textiles, Apparel & Luxury Goods — 2.5%
Kering SA (France)	66,359	31,826,952
NIKE, Inc. (Class B Stock)	288,084	19,140,301
		50,967,253

Total Long-Term Investments (cost $1,007,364,095)		2,042,831,153
Short-Term Investments — 11.4%
Affiliated Mutual Funds
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	2,783,780	2,783,780

A119

JENNISON PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value

Affiliated Mutual Funds (continued)
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $232,803,954; includes $232,488,803 of cash collateral for securities on loan)(b)(w)	232,812,519	$ 232,765,956

Total Short-Term Investments (cost $235,587,734)		235,549,736

TOTAL INVESTMENTS—110.9% (cost $1,242,951,829)		2,278,380,889

Liabilities in excess of other assets — (10.9)%		(224,841,552)

Net Assets — 100.0%		$ 2,053,539,337

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $233,608,897; cash collateral of $232,488,803 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Series remained in compliance.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investments Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 63,072,964	$ —	$—
Air Freight & Logistics	41,046,084	—	—
Automobiles	23,143,729	—	—
Banks	67,041,877	—	—
Beverages	22,265,159	—	—
Biotechnology	101,592,940	—	—
Capital Markets	36,949,373	—	—
Chemicals	18,389,507	—	—
Food & Staples Retailing	35,755,158	—	—
Health Care Providers & Services	29,101,004	—	—
Hotels, Restaurants & Leisure	72,452,959	—	—
Internet & Direct Marketing Retail	225,118,726	—	—
Internet Software & Services	227,751,556	71,903,623	—
IT Services	205,131,439	—	—
Life Sciences Tools & Services	24,186,475	—	—
Machinery	57,008,001	—	—
Media	23,995,685	—	—
Oil, Gas & Consumable Fuels	26,973,261	—	—
Personal Products	37,593,345	—	—
Pharmaceuticals	38,651,379	—	—
Semiconductors & Semiconductor Equipment	114,571,083	—	—
Software	300,382,973	—	—
Specialty Retail	40,160,146	—	—
Technology Hardware, Storage & Peripherals	87,625,454	—	—
Textiles, Apparel & Luxury Goods	19,140,301	31,826,952	—
Affiliated Mutual Funds	235,549,736	—	—
Total	$2,174,650,314	$103,730,575	$—
A120

JENNISON PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
A121

NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 96.8%
Common Stocks — 94.8%
Aluminum — 0.8%
Alcoa Corp.*	80,000	$ 3,596,800
Building Products — 0.8%
Owens Corning	43,315	3,482,526
Commodity Chemicals — 1.3%
LG Chem Ltd. (South Korea)	3,870	1,412,663
LyondellBasell Industries NV (Class A Stock)	41,575	4,393,646
		5,806,309
Consumer Electronics — 0.4%
Panasonic Corp. (Japan)	123,200	1,769,213
Diversified Chemicals — 6.1%
Arkema SA (France)	38,580	5,036,583
BASF SE (Germany)	82,182	8,334,690
DowDuPont, Inc.	150,440	9,584,532
Huntsman Corp.	130,295	3,811,129
		26,766,934
Diversified Metals & Mining — 8.2%
BHP Billiton Ltd. (Australia)	592,932	13,142,627
Glencore PLC (Switzerland)*	1,515,085	7,528,790
Rio Tinto PLC (United Kingdom)	233,586	11,853,072
South32 Ltd. (Australia)	1,342,592	3,374,167
		35,898,656
Fertilizers & Agricultural Chemicals — 3.5%
CF Industries Holdings, Inc.	67,625	2,551,491
FMC Corp.	67,430	5,163,115
Mosaic Co. (The)	105,360	2,558,141
Nutrien Ltd. (Canada)	111,615	5,275,148
		15,547,895
Heavy Electrical Equipment — 1.0%
Siemens Gamesa Renewable Energy SA (Spain)(a)	133,455	2,145,017
Vestas Wind Systems A/S (Denmark)	30,073	2,151,782
		4,296,799
Industrial Gases — 1.5%
Air Products & Chemicals, Inc.	40,975	6,516,254
Industrial Machinery — 1.5%
Xylem, Inc.	88,605	6,815,497
Integrated Oil & Gas — 26.8%
BP PLC (United Kingdom)	2,203,646	14,863,786
Chevron Corp.	185,225	21,123,059
Exxon Mobil Corp.	238,450	17,790,755
Occidental Petroleum Corp.	160,695	10,438,747
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	456,120	14,430,930
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	407,653	13,117,607
Suncor Energy, Inc. (Canada)	315,349	10,889,803
TOTAL SA (France)	264,686	15,171,734
		117,826,421
	Shares	Value
Common Stocks (continued)
Oil & Gas Drilling — 1.0%
Helmerich & Payne, Inc.(a)	64,670	$ 4,304,435
Oil & Gas Equipment & Services — 7.5%
Core Laboratories NV(a)	66,225	7,166,870
Halliburton Co.	248,289	11,654,686
Schlumberger Ltd.	221,166	14,327,133
		33,148,689
Oil & Gas Exploration & Production — 22.3%
Anadarko Petroleum Corp.	74,335	4,490,577
Centennial Resource Development, Inc. (Class A Stock)*,(a)	301,800	5,538,030
Concho Resources, Inc.*	81,962	12,321,347
ConocoPhillips	175,075	10,380,197
Continental Resources, Inc.*,(a)	155,670	9,176,747
Devon Energy Corp.	100,690	3,200,935
Diamondback Energy, Inc.*	105,970	13,407,324
EOG Resources, Inc.	153,761	16,186,421
Parsley Energy, Inc. (Class A Stock)*	201,455	5,840,180
Pioneer Natural Resources Co.	51,351	8,821,075
SM Energy Co.(a)	218,965	3,947,939
WPX Energy, Inc.*	316,455	4,677,205
		97,987,977
Oil & Gas Refining & Marketing — 5.2%
HollyFrontier Corp.	45,340	2,215,312
Marathon Petroleum Corp.	66,590	4,868,395
Phillips 66	74,865	7,181,051
Valero Energy Corp.	90,847	8,427,876
		22,692,634
Precious Metals & Minerals — 0.0%
Sedibelo Platinum Mines (South Africa), Private Placement(original cost $1,102,975; purchased 11/27/07)*^(f)	129,100	—
Railroads — 1.8%
Kansas City Southern	30,160	3,313,076
Union Pacific Corp.	36,100	4,852,923
		8,165,999
Specialty Chemicals — 3.3%
Covestro AG (Germany), 144A	42,520	4,186,826
Ecolab, Inc.	44,428	6,089,746
Shin-Etsu Chemical Co. Ltd. (Japan)	41,400	4,318,400
		14,594,972
Steel — 1.8%
ArcelorMittal (Luxembourg)*	135,965	4,318,564
Vale SA (Brazil), ADR(a)	273,700	3,481,464
		7,800,028

Total Common Stocks (cost $330,605,660)		417,018,038
Exchange Traded Funds — 2.0%
Guggenheim Solar ETF(a)	195,355	4,797,919

A122

NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value

Exchange Traded Funds (continued)
VanEck Vectors Gold Miners ETF	187,240	$ 4,115,535

Total Exchange Traded Funds (cost $7,800,852)		8,913,454

Total Long-Term Investments (cost $338,406,512)		425,931,492
Short-Term Investments — 8.5%
Affiliated Mutual Funds
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	11,277,562	11,277,562
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $26,259,403; includes $26,217,021 of cash collateral for securities on loan)(b)(w)	26,260,279	26,255,027

Total Short-Term Investments (cost $37,536,965)		37,532,589

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—105.3% (cost $375,943,477)		463,464,081

Options Written~* — (0.1)%
(premiums received $684,834)	(595,674)
Value

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—105.2% (cost $375,258,643)	$462,868,407

Liabilities in excess of other assets — (5.2)%	(23,069,015)

Net Assets — 100.0%	$ 439,799,392

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.
~	See tables subsequent to the Schedule of Investments for options detail.
*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,379,915; cash collateral of $26,217,021 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Series remained in compliance.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the original cost of such security is $1,102,975. The value of $0 is 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investments Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Options Written:

Exchange Traded
Description	Call/ Put	Expiration Date	Strike		Contracts	Notional Amount (000)#		Value
Alcoa Corp.	Call	04/20/18	USD	$47.00	800	USD	80	$(100,000)
Vale SA	Call	04/27/18	USD	$12.50	2,737	USD	274	(179,274)
WPX Energy, Inc.	Call	04/20/18	USD	$14.00	3,164	USD	316	(316,400)
Total Options Written								$(595,674)
Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$ 3,596,800	$ —	$—
Building Products	3,482,526	—	—
A123

NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Commodity Chemicals	$ 4,393,646	$ 1,412,663	$—
Consumer Electronics	—	1,769,213	—
Diversified Chemicals	13,395,661	13,371,273	—
Diversified Metals & Mining	—	35,898,656	—
Fertilizers & Agricultural Chemicals	15,547,895	—	—
Heavy Electrical Equipment	—	4,296,799	—
Industrial Gases	6,516,254	—	—
Industrial Machinery	6,815,497	—	—
Integrated Oil & Gas	60,242,364	57,584,057	—
Oil & Gas Drilling	4,304,435	—	—
Oil & Gas Equipment & Services	33,148,689	—	—
Oil & Gas Exploration & Production	97,987,977	—	—
Oil & Gas Refining & Marketing	22,692,634	—	—
Precious Metals & Minerals	—	—	—
Railroads	8,165,999	—	—
Specialty Chemicals	6,089,746	8,505,226	—
Steel	3,481,464	4,318,564	—
Exchange Traded Funds	8,913,454	—	—
Affiliated Mutual Funds	37,532,589	—	—
Options Written	(595,674)	—	—
Total	$335,711,956	$127,156,451	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
A124

SMALL CAPITALIZATION STOCK PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 99.8%
Common Stocks — 99.6%
Aerospace & Defense — 2.0%
AAR Corp.	35,571	$ 1,569,037
Aerojet Rocketdyne Holdings, Inc.*	82,615	2,310,741
Aerovironment, Inc.*(a)	23,484	1,068,757
Axon Enterprise, Inc.*(a)	58,400	2,295,704
Cubic Corp.	27,593	1,754,915
Engility Holdings, Inc.*	19,480	475,312
Mercury Systems, Inc.*	53,148	2,568,111
Moog, Inc. (Class A Stock)*	35,674	2,939,894
National Presto Industries, Inc.(a)	5,569	522,094
Triumph Group, Inc.(a)	54,700	1,378,440
		16,883,005
Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.*	28,040	1,695,018
Echo Global Logistics, Inc.*	28,930	798,468
Forward Air Corp.	32,586	1,722,496
Hub Group, Inc. (Class A Stock)*	37,130	1,553,890
		5,769,872
Airlines — 0.9%
Allegiant Travel Co.(a)	13,854	2,390,508
Hawaiian Holdings, Inc.	56,480	2,185,776
SkyWest, Inc.	57,030	3,102,432
		7,678,716
Auto Components — 1.6%
American Axle & Manufacturing Holdings, Inc.*(a)	108,750	1,655,175
Cooper-Standard Holdings, Inc.*	17,830	2,189,702
Dorman Products, Inc.*	32,950	2,181,620
Fox Factory Holding Corp.*	41,400	1,444,860
Gentherm, Inc.*	40,400	1,371,580
LCI Industries	27,529	2,867,145
Motorcar Parts of America, Inc.*(a)	21,050	451,102
Standard Motor Products, Inc.	22,499	1,070,277
Superior Industries International, Inc.(a)	25,168	334,734
		13,566,195
Automobiles — 0.1%
Winnebago Industries, Inc.(a)	31,681	1,191,206
Banks — 8.2%
Ameris Bancorp	42,170	2,230,793
Banc of California, Inc.(a)	46,770	902,661
Banner Corp.	35,980	1,996,530
Boston Private Financial Holdings, Inc.	92,762	1,396,068
Brookline Bancorp, Inc.	84,582	1,370,228
Central Pacific Financial Corp.	32,820	934,057
City Holding Co.(a)	17,074	1,170,593
Columbia Banking System, Inc.	80,398	3,372,696
Community Bank System, Inc.(a)	55,956	2,997,003
Customers Bancorp, Inc.*	32,400	944,460
CVB Financial Corp.(a)	112,700	2,551,528
Fidelity Southern Corp.	24,300	560,601
First BanCorp. (Puerto Rico)*	199,872	1,203,229
First Commonwealth Financial Corp.	107,010	1,512,051
First Financial Bancorp	105,603	3,099,448
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
First Financial Bankshares, Inc.(a)	74,408	$ 3,445,090
First Midwest Bancorp, Inc.	113,320	2,786,539
Glacier Bancorp, Inc.(a)	87,383	3,353,760
Great Western Bancorp, Inc.	64,880	2,612,718
Green Bancorp, Inc.*	27,100	602,975
Hanmi Financial Corp.	35,686	1,097,345
Hope Bancorp, Inc.	141,654	2,576,686
Independent Bank Corp.	30,336	2,170,541
LegacyTexas Financial Group, Inc.	46,710	2,000,122
National Bank Holdings Corp. (Class A Stock)	29,640	985,530
NBT Bancorp, Inc.(a)	48,010	1,703,395
OFG Bancorp (Puerto Rico)(a)	48,020	501,809
Old National Bancorp(a)	147,277	2,488,981
Opus Bank	19,050	533,400
Pacific Premier Bancorp, Inc.*	42,750	1,718,550
S&T Bancorp, Inc.(a)	38,523	1,538,609
Seacoast Banking Corp. of Florida*	51,650	1,367,176
ServisFirst Bancshares, Inc.(a)	49,700	2,028,754
Simmons First National Corp. (Class A Stock)	86,396	2,457,966
Southside Bancshares, Inc.	30,536	1,060,821
Tompkins Financial Corp.(a)	13,684	1,036,700
United Community Banks, Inc.	81,127	2,567,670
Westamerica Bancorporation(a)	29,250	1,698,840
		68,575,923
Beverages — 0.3%
Coca-Cola Bottling Co. Consolidated(a)	5,150	889,251
MGP Ingredients, Inc.(a)	13,800	1,236,342
		2,125,593
Biotechnology — 2.2%
Acorda Therapeutics, Inc.*(a)	51,600	1,220,340
AMAG Pharmaceuticals, Inc.*(a)	37,350	752,602
Cytokinetics, Inc.*	55,300	398,160
Eagle Pharmaceuticals, Inc.*(a)	9,240	486,856
Emergent BioSolutions, Inc.*	38,657	2,035,291
Enanta Pharmaceuticals, Inc.*	15,870	1,284,042
Ligand Pharmaceuticals, Inc.*(a)	23,320	3,851,531
MiMedx Group, Inc.*(a)	112,160	781,755
Momenta Pharmaceuticals, Inc.*	84,640	1,536,216
Myriad Genetics, Inc.*(a)	77,000	2,275,350
Progenics Pharmaceuticals, Inc.*(a)	77,000	574,420
Repligen Corp.*(a)	41,300	1,494,234
Spectrum Pharmaceuticals, Inc.*	99,800	1,605,782
		18,296,579
Building Products — 2.2%
AAON, Inc.(a)	44,469	1,734,291
American Woodmark Corp.*	15,680	1,543,696
Apogee Enterprises, Inc.(a)	31,258	1,355,034
Gibraltar Industries, Inc.*	34,958	1,183,328
Griffon Corp.	33,279	607,342
Insteel Industries, Inc.	20,000	552,600
Patrick Industries, Inc.*	26,650	1,648,303
PGT Innovations, Inc.*	54,550	1,017,358

A125

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Quanex Building Products Corp.	38,428	$ 668,647
Simpson Manufacturing Co., Inc.	45,753	2,634,915
Trex Co., Inc.*	32,410	3,525,236
Universal Forest Products, Inc.	67,392	2,186,870
		18,657,620
Capital Markets — 1.2%
Donnelley Financial Solutions, Inc.*	37,087	636,784
Financial Engines, Inc.(a)	69,380	2,428,300
Greenhill & Co., Inc.(a)	27,750	513,375
INTL. FCStone, Inc.*	17,300	738,364
Investment Technology Group, Inc.	36,236	715,299
Piper Jaffray Cos.(a)	15,815	1,313,436
Virtus Investment Partners, Inc.(a)	7,960	985,448
Waddell & Reed Financial, Inc. (Class A Stock)(a)	91,550	1,850,225
WisdomTree Investments, Inc.(a)	127,300	1,167,341
		10,348,572
Chemicals — 2.9%
A Schulman, Inc.	32,386	1,392,598
AdvanSix, Inc.*	33,480	1,164,434
American Vanguard Corp.	28,948	584,750
Balchem Corp.	35,313	2,886,838
Flotek Industries, Inc.*(a)	61,900	377,590
FutureFuel Corp.	27,600	330,924
Hawkins, Inc.	10,450	367,318
HB Fuller Co.	55,638	2,766,878
Ingevity Corp.*	46,350	3,415,531
Innophos Holdings, Inc.	21,580	867,732
Innospec, Inc.	26,820	1,839,852
Koppers Holdings, Inc.*	22,830	938,313
Kraton Corp.*	34,890	1,664,602
LSB Industries, Inc.*(a)	21,800	133,634
Quaker Chemical Corp.	14,648	2,169,808
Rayonier Advanced Materials, Inc.(a)	56,820	1,219,925
Stepan Co.	21,790	1,812,492
Tredegar Corp.	27,785	498,741
		24,431,960
Commercial Services & Supplies — 2.6%
ABM Industries, Inc.	72,083	2,413,339
Brady Corp. (Class A Stock)	53,112	1,973,111
Essendant, Inc.	41,002	319,816
Interface, Inc.	65,362	1,647,122
LSC Communications, Inc.	38,217	666,887
Matthews International Corp. (Class A Stock)	35,620	1,802,372
Mobile Mini, Inc.	48,857	2,125,279
Multi-Color Corp.	15,350	1,013,867
RR Donnelley & Sons Co.(a)	76,733	669,879
Team, Inc.*(a)	32,610	448,388
Tetra Tech, Inc.	61,518	3,011,306
UniFirst Corp.	17,110	2,765,831
US Ecology, Inc.	24,100	1,284,530
Viad Corp.	22,477	1,178,919
		21,320,646
	Shares	Value
Common Stocks (continued)
Communications Equipment — 2.1%
ADTRAN, Inc.	53,160	$ 826,638
Applied Optoelectronics, Inc.*(a)	21,550	540,043
CalAmp Corp.*	39,100	894,608
Comtech Telecommunications Corp.	25,909	774,420
Digi International, Inc.*	29,364	302,449
Extreme Networks, Inc.*	126,900	1,404,783
Finisar Corp.*(a)	125,350	1,981,784
Harmonic, Inc.*(a)	90,124	342,471
Lumentum Holdings, Inc.*(a)	68,720	4,384,336
NETGEAR, Inc.*	34,616	1,980,035
Oclaro, Inc.*	186,100	1,779,116
Viavi Solutions, Inc.*	248,590	2,416,295
		17,626,978
Construction & Engineering — 0.4%
Aegion Corp.*	35,807	820,338
Comfort Systems USA, Inc.	40,934	1,688,528
MYR Group, Inc.*	18,220	561,540
Orion Group Holdings, Inc.*	30,300	199,677
		3,270,083
Construction Materials — 0.1%
U.S. Concrete, Inc.*(a)	17,300	1,044,920
Consumer Finance — 1.5%
Encore Capital Group, Inc.*(a)	26,240	1,186,048
Enova International, Inc.*	36,939	814,505
EZCORP, Inc. (Class A Stock)*(a)	56,471	745,417
FirstCash, Inc.	51,281	4,166,581
Green Dot Corp. (Class A Stock)*	50,850	3,262,536
PRA Group, Inc.*(a)	49,757	1,890,766
World Acceptance Corp.*(a)	6,732	708,880
		12,774,733
Containers & Packaging — 0.1%
Myers Industries, Inc.	24,220	512,253
Distributors — 0.1%
Core-Mark Holding Co., Inc.	50,740	1,078,732
Diversified Consumer Services — 0.6%
American Public Education, Inc.*	18,133	779,719
Capella Education Co.	12,936	1,129,960
Career Education Corp.*	72,130	947,788
Regis Corp.*	38,350	580,235
Strayer Education, Inc.(a)	11,720	1,184,306
		4,622,008
Diversified Telecommunication Services — 1.0%
ATN International, Inc.	12,050	718,421
Cincinnati Bell, Inc.*(a)	46,430	643,056
Cogent Communications Holdings, Inc.	45,570	1,977,738
Consolidated Communications Holdings, Inc.(a)	70,640	774,214
Frontier Communications Corp.(a)	85,850	637,007
Iridium Communications, Inc.*(a)	91,790	1,032,638
Vonage Holdings Corp.*	228,950	2,438,317
		8,221,391

A126

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities — 0.3%
El Paso Electric Co.	44,768	$ 2,283,168
Electrical Equipment — 0.6%
AZZ, Inc.(a)	28,542	1,247,285
Encore Wire Corp.	22,941	1,300,755
General Cable Corp.(a)	55,750	1,650,200
Powell Industries, Inc.	9,572	256,913
Vicor Corp.*	17,831	509,075
		4,964,228
Electronic Equipment, Instruments & Components — 3.9%
Anixter International, Inc.*	31,944	2,419,758
Badger Meter, Inc.(a)	32,164	1,516,533
Bel Fuse, Inc. (Class B Stock)	10,622	200,756
Benchmark Electronics, Inc.	53,620	1,600,557
Control4 Corp.*	22,250	477,930
CTS Corp.	36,204	984,749
Daktronics, Inc.	42,608	375,376
Electro Scientific Industries, Inc.*	36,841	712,136
ePlus, Inc.*	15,410	1,197,357
Fabrinet (Thailand)*	41,030	1,287,521
FARO Technologies, Inc.*	18,484	1,079,466
II-VI, Inc.*(a)	60,562	2,476,986
Insight Enterprises, Inc.*	39,435	1,377,464
Itron, Inc.*	37,580	2,688,849
KEMET Corp.*	54,100	980,833
Methode Electronics, Inc.	40,596	1,587,303
MTS Systems Corp.(a)	19,635	1,014,148
OSI Systems, Inc.*	19,750	1,289,082
Park Electrochemical Corp.	20,994	353,539
Plexus Corp.*	37,130	2,217,775
Rogers Corp.*	20,181	2,412,437
Sanmina Corp.*	78,540	2,053,821
ScanSource, Inc.*	28,103	999,062
TTM Technologies, Inc.*(a)	101,399	1,550,391
		32,853,829
Energy Equipment & Services — 1.7%
Archrock, Inc.	77,800	680,750
Bristow Group, Inc.(a)	35,155	457,015
CARBO Ceramics, Inc.*(a)	23,700	171,825
Era Group, Inc.*	21,871	204,494
Exterran Corp.*	35,000	934,500
Geospace Technologies Corp.*	14,460	142,720
Gulf Island Fabrication, Inc.	14,427	102,432
Helix Energy Solutions Group, Inc.*	152,960	885,638
Matrix Service Co.*	29,213	400,218
McDermott International, Inc.*(a)	312,250	1,901,603
Newpark Resources, Inc.*	97,950	793,395
Noble Corp. PLC*(a)	271,400	1,006,894
Oil States International, Inc.*(a)	66,100	1,731,820
Pioneer Energy Services Corp.*	84,947	229,357
SEACOR Holdings, Inc.*	18,541	947,445
TETRA Technologies, Inc.*	137,491	515,591
Unit Corp.*	58,320	1,152,403
US Silica Holdings, Inc.(a)	88,600	2,261,072
		14,519,172
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 5.1%
Acadia Realty Trust(a)	92,265	$ 2,269,719
Agree Realty Corp.(a)	34,100	1,638,164
American Assets Trust, Inc.	45,680	1,526,169
Armada Hoffler Properties, Inc.	49,400	676,286
CareTrust REIT, Inc.	83,705	1,121,647
CBL & Associates Properties, Inc.(a)	189,750	791,257
Cedar Realty Trust, Inc.	86,066	339,100
Chatham Lodging Trust(a)	50,400	965,160
Chesapeake Lodging Trust(a)	66,200	1,841,022
Community Healthcare Trust, Inc.(a)	19,100	491,634
DiamondRock Hospitality Co.	220,590	2,302,960
Easterly Government Properties, Inc.	49,400	1,007,760
EastGroup Properties, Inc.	38,283	3,164,473
Four Corners Property Trust, Inc.	67,359	1,555,319
Franklin Street Properties Corp.	117,802	990,715
Getty Realty Corp.	36,214	913,317
Global Net Lease, Inc.(a)	74,050	1,249,964
Government Properties Income Trust(a)	109,150	1,490,989
Hersha Hospitality Trust(a)	41,050	734,795
Independence Realty Trust, Inc.	93,250	856,035
Kite Realty Group Trust	92,022	1,401,495
Lexington Realty Trust	237,986	1,872,950
LTC Properties, Inc.	43,646	1,658,548
National Storage Affiliates Trust(a)	55,350	1,388,178
Pennsylvania Real Estate Investment Trust(a)	77,172	744,710
PS Business Parks, Inc.	21,982	2,484,845
Ramco-Gershenson Properties Trust(a)	87,250	1,078,410
Retail Opportunity Investments Corp.(a)	123,610	2,184,189
Saul Centers, Inc.	13,370	681,469
Summit Hotel Properties, Inc.	114,750	1,561,747
Universal Health Realty Income Trust	13,980	840,198
Urstadt Biddle Properties, Inc. (Class A Stock)	32,640	629,952
Whitestone REIT(a)	42,800	444,692
		42,897,868
Food & Staples Retailing — 0.3%
Andersons, Inc. (The)	29,124	964,004
SpartanNash Co.	39,626	681,964
SUPERVALU, Inc.*(a)	42,035	640,193
		2,286,161
Food Products — 1.4%
B&G Foods, Inc.(a)	73,230	1,735,551
Calavo Growers, Inc.(a)	17,430	1,607,046
Cal-Maine Foods, Inc.*(a)	32,760	1,431,612
Darling Ingredients, Inc.*	181,330	3,137,009
Dean Foods Co.	100,100	862,862
J&J Snack Foods Corp.	16,508	2,254,332
John B. Sanfilippo & Son, Inc.	9,700	561,339
Seneca Foods Corp. (Class A Stock)*	7,420	205,534
		11,795,285

A127

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Gas Utilities — 1.0%
Northwest Natural Gas Co.	31,705	$ 1,827,793
South Jersey Industries, Inc.	87,734	2,470,590
Spire, Inc.	53,224	3,848,095
		8,146,478
Health Care Equipment & Supplies — 4.3%
Abaxis, Inc.	24,982	1,764,229
Analogic Corp.	13,823	1,325,626
AngioDynamics, Inc.*	40,300	695,175
Anika Therapeutics, Inc.*(a)	16,250	807,950
CONMED Corp.	27,429	1,737,079
CryoLife, Inc.*	36,403	729,880
Cutera, Inc.*	15,300	768,825
Haemonetics Corp.*	58,884	4,307,953
Heska Corp.*	7,200	569,304
Inogen, Inc.*	19,040	2,338,874
Integer Holdings Corp.*	31,294	1,769,676
Integra LifeSciences Holdings Corp.*	69,984	3,872,914
Invacare Corp.(a)	35,952	625,565
Lantheus Holdings, Inc.*	32,700	519,930
LeMaitre Vascular, Inc.(a)	16,800	608,664
Meridian Bioscience, Inc.(a)	46,375	658,525
Merit Medical Systems, Inc.*	55,358	2,510,485
Natus Medical, Inc.*	36,465	1,227,047
Neogen Corp.*	56,723	3,799,874
OraSure Technologies, Inc.*	67,050	1,132,474
Orthofix International NV*	20,000	1,175,600
Surmodics, Inc.*	14,592	555,226
Tactile Systems Technology, Inc.*(a)	16,300	518,340
Varex Imaging Corp.*(a)	41,550	1,486,659
		35,505,874
Health Care Providers & Services — 3.7%
Aceto Corp.	33,250	252,700
Almost Family, Inc.*	13,902	778,512
Amedisys, Inc.*(a)	31,479	1,899,443
AMN Healthcare Services, Inc.*(a)	52,469	2,977,616
BioTelemetry, Inc.*(a)	33,950	1,054,148
Chemed Corp.	17,801	4,857,181
Community Health Systems, Inc.*(a)	125,560	497,218
CorVel Corp.*	10,660	538,863
Cross Country Healthcare, Inc.*	39,713	441,211
Diplomat Pharmacy, Inc.*(a)	52,940	1,066,741
Ensign Group, Inc. (The)(a)	53,280	1,401,264
HealthEquity, Inc.*(a)	56,820	3,439,883
Kindred Healthcare, Inc.*	100,428	918,916
LHC Group, Inc.*	17,908	1,102,416
Magellan Health, Inc.*	26,811	2,871,458
Owens & Minor, Inc.	67,600	1,051,180
Providence Service Corp. (The)*	12,350	853,879
Quorum Health Corp.*	30,650	250,717
Select Medical Holdings Corp.*	117,710	2,030,497
Tivity Health, Inc.*(a)	37,676	1,493,853
US Physical Therapy, Inc.	13,840	1,125,192
		30,902,888
	Shares	Value
Common Stocks (continued)
Health Care Technology — 0.7%
Computer Programs & Systems, Inc.(a)	12,236	$ 357,291
HealthStream, Inc.	28,300	702,689
HMS Holdings Corp.*	91,300	1,537,492
Omnicell, Inc.*	42,722	1,854,135
Quality Systems, Inc.*	51,684	705,487
Tabula Rasa HealthCare, Inc.*	14,200	550,960
		5,708,054
Hotels, Restaurants & Leisure — 2.3%
Belmond Ltd. (United Kingdom) (Class A Stock)*	92,300	1,029,145
Biglari Holdings, Inc.*	1,116	455,786
BJ’s Restaurants, Inc.	19,722	885,518
Chuy’s Holdings, Inc.*(a)	18,700	489,940
Dave & Buster’s Entertainment, Inc.*(a)	44,820	1,870,787
Dine Brands Global, Inc.(a)	19,815	1,299,468
El Pollo Loco Holdings, Inc.*	23,350	221,825
Fiesta Restaurant Group, Inc.*(a)	29,600	547,600
Marcus Corp. (The)	21,258	645,180
Marriott Vacations Worldwide Corp.(a)	26,020	3,465,864
Monarch Casino & Resort, Inc.*	12,581	532,050
Penn National Gaming, Inc.*(a)	92,800	2,436,928
Red Robin Gourmet Burgers, Inc.*(a)	14,313	830,154
Ruth’s Hospitality Group, Inc.	31,898	779,906
Shake Shack, Inc. (Class A Stock)*(a)	20,940	871,732
Sonic Corp.(a)	42,274	1,066,573
Wingstop, Inc.(a)	32,000	1,511,360
		18,939,816
Household Durables — 2.1%
Cavco Industries, Inc.*	9,400	1,633,250
Ethan Allen Interiors, Inc.(a)	27,939	641,200
Installed Building Products, Inc.*	23,150	1,390,158
iRobot Corp.*(a)	30,800	1,977,052
La-Z-Boy, Inc.	51,871	1,553,536
LGI Homes, Inc.*(a)	19,680	1,388,818
M/I Homes, Inc.*	30,620	975,247
MDC Holdings, Inc.	49,435	1,380,225
Meritage Homes Corp.*	41,737	1,888,599
TopBuild Corp.*	39,200	2,999,584
Universal Electronics, Inc.*	15,744	819,475
William Lyon Homes (Class A Stock)*	31,600	868,684
		17,515,828
Household Products — 0.5%
Central Garden & Pet Co.*(a)	11,450	492,350
Central Garden & Pet Co. (Class A Stock)*	38,558	1,527,283
WD-40 Co.(a)	15,459	2,035,950
		4,055,583
Industrial Conglomerates — 0.2%
Raven Industries, Inc.	39,380	1,380,269
Insurance — 3.4%
American Equity Investment Life Holding Co.	98,940	2,904,878
AMERISAFE, Inc.	21,264	1,174,836

A128

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
eHealth, Inc.*	17,891	$ 256,020
Employers Holdings, Inc.	36,015	1,456,807
HCI Group, Inc.(a)	8,780	335,045
Horace Mann Educators Corp.	44,920	1,920,330
Infinity Property & Casualty Corp.	12,089	1,431,338
James River Group Holdings Ltd.	27,550	977,199
Maiden Holdings Ltd.	74,350	483,275
Navigators Group, Inc. (The)	24,736	1,426,030
ProAssurance Corp.	58,886	2,858,915
RLI Corp.(a)	42,870	2,717,529
Safety Insurance Group, Inc.	16,810	1,291,848
Selective Insurance Group, Inc.	64,687	3,926,501
Stewart Information Services Corp.	26,102	1,146,922
Third Point Reinsurance Ltd. (Bermuda)*	92,000	1,283,400
United Fire Group, Inc.	23,401	1,119,972
United Insurance Holdings Corp.	22,650	433,521
Universal Insurance Holdings, Inc.	35,640	1,136,916
		28,281,282
Internet & Direct Marketing Retail — 0.6%
FTD Cos., Inc.*	17,876	65,069
Nutrisystem, Inc.	33,178	894,147
PetMed Express, Inc.(a)	22,781	951,107
Shutterfly, Inc.*	35,800	2,908,750
		4,819,073
Internet Software & Services — 1.4%
Alarm.com Holdings, Inc.*(a)	27,500	1,037,850
Blucora, Inc.*	51,362	1,263,505
DHI Group, Inc.*	50,070	80,112
Liquidity Services, Inc.*	27,800	180,700
LivePerson, Inc.*	60,150	983,452
NIC, Inc.	72,800	968,240
QuinStreet, Inc.*	39,450	503,777
Shutterstock, Inc.*(a)	20,350	979,853
SPS Commerce, Inc.*	19,000	1,217,330
Stamps.com, Inc.*(a)	18,060	3,630,963
XO Group, Inc.*	26,695	553,921
		11,399,703
IT Services — 2.2%
CACI International, Inc. (Class A Stock)*	27,134	4,106,731
Cardtronics PLC (Class A Stock)*(a)	50,460	1,125,763
CSG Systems International, Inc.	36,824	1,667,759
EVERTEC, Inc. (Puerto Rico)(a)	66,050	1,079,918
ExlService Holdings, Inc.*	37,650	2,099,740
ManTech International Corp. (Class A Stock)	28,700	1,591,989
Perficient, Inc.*	38,214	875,865
Sykes Enterprises, Inc.*	43,910	1,270,755
Travelport Worldwide Ltd.	137,750	2,250,835
TTEC Holdings, Inc.	15,697	481,898
Virtusa Corp.*	30,100	1,458,646
		18,009,899
	Shares	Value
Common Stocks (continued)
Leisure Products — 0.5%
Callaway Golf Co.	104,190	$ 1,704,548
Nautilus, Inc.*	33,450	449,903
Sturm Ruger & Co., Inc.(a)	19,167	1,006,267
Vista Outdoor, Inc.*(a)	63,000	1,028,160
		4,188,878
Life Sciences Tools & Services — 0.3%
Cambrex Corp.*(a)	36,232	1,894,934
Luminex Corp.(a)	45,070	949,625
		2,844,559
Machinery — 5.7%
Actuant Corp. (Class A Stock)	66,034	1,535,291
Alamo Group, Inc.	10,560	1,160,544
Albany International Corp. (Class A Stock)	31,964	2,004,143
Astec Industries, Inc.(a)	21,090	1,163,746
Barnes Group, Inc.	53,916	3,229,029
Briggs & Stratton Corp.	47,176	1,010,038
Chart Industries, Inc.*	34,100	2,012,923
CIRCOR International, Inc.	18,178	775,473
EnPro Industries, Inc.	23,858	1,846,132
ESCO Technologies, Inc.	28,481	1,667,563
Federal Signal Corp.	66,050	1,454,421
Franklin Electric Co., Inc.	42,630	1,737,172
Greenbrier Cos., Inc. (The)(a)	31,630	1,589,407
Harsco Corp.*	88,650	1,830,622
Hillenbrand, Inc.	69,368	3,183,991
John Bean Technologies Corp.	34,767	3,942,578
Lindsay Corp.(a)	11,779	1,077,072
Lydall, Inc.*	19,206	926,690
Mueller Industries, Inc.	63,418	1,659,015
Proto Labs, Inc.*	27,550	3,238,502
SPX Corp.*	47,070	1,528,834
SPX FLOW, Inc.*	46,860	2,305,043
Standex International Corp.	14,170	1,351,110
Tennant Co.(a)	19,750	1,337,075
Titan International, Inc.	54,450	686,615
Wabash National Corp.(a)	63,390	1,319,146
Watts Water Technologies, Inc. (Class A Stock)	30,511	2,370,705
		47,942,880
Marine — 0.2%
Matson, Inc.	46,700	1,337,488
Media — 0.7%
EW Scripps Co. (The) (Class A Stock)(a)	60,261	722,529
Gannett Co., Inc.(a)	124,090	1,238,418
New Media Investment Group, Inc.	58,520	1,003,033
Scholastic Corp.	30,470	1,183,455
World Wrestling Entertainment, Inc. (Class A Stock)(a)	44,050	1,586,241
		5,733,676
Metals & Mining — 0.9%
AK Steel Holding Corp.*(a)	345,740	1,566,202

A129

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Century Aluminum Co.*(a)	54,863	$ 907,434
Haynes International, Inc.	13,860	514,345
Kaiser Aluminum Corp.	18,460	1,862,614
Materion Corp.	22,228	1,134,740
Olympic Steel, Inc.	9,988	204,854
SunCoke Energy, Inc.*	70,600	759,656
TimkenSteel Corp.*(a)	42,860	651,043
		7,600,888
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Apollo Commercial Real Estate Finance, Inc.(a)	121,000	2,175,580
ARMOUR Residential REIT, Inc.(a)	46,000	1,070,880
Capstead Mortgage Corp.	102,610	887,576
Invesco Mortgage Capital, Inc.	122,600	2,008,188
New York Mortgage Trust, Inc.(a)	122,800	728,204
PennyMac Mortgage Investment Trust	66,730	1,203,142
		8,073,570
Multiline Retail — 0.5%
Fred’s, Inc. (Class A Stock)(a)	38,416	114,864
J.C. Penney Co., Inc.*(a)	343,350	1,036,917
Ollie’s Bargain Outlet Holdings, Inc.*(a)	54,350	3,277,305
		4,429,086
Multi-Utilities — 0.4%
Avista Corp.	72,283	3,704,504
Oil, Gas & Consumable Fuels — 1.5%
Carrizo Oil & Gas, Inc.*(a)	85,120	1,361,920
Cloud Peak Energy, Inc.*	81,400	236,874
CONSOL Energy, Inc.*	27,850	806,815
Denbury Resources, Inc.*(a)	442,350	1,212,039
Green Plains, Inc.(a)	42,350	711,480
HighPoint Resources Corp.*	109,530	556,412
Par Pacific Holdings, Inc.*	27,800	477,326
PDC Energy, Inc.*	72,576	3,558,401
REX American Resources Corp.*(a)	6,400	465,920
Ring Energy, Inc.*	59,650	855,977
SRC Energy, Inc.*(a)	266,020	2,508,569
		12,751,733
Paper & Forest Products — 1.1%
Boise Cascade Co.	42,440	1,638,184
Clearwater Paper Corp.*	18,200	711,620
KapStone Paper & Packaging Corp.	96,530	3,311,945
Neenah, Inc.(a)	18,588	1,457,299
P.H. Glatfelter Co.	48,010	985,645
Schweitzer-Mauduit International, Inc.	33,846	1,325,071
		9,429,764
Personal Products — 0.4%
Avon Products, Inc. (United Kingdom)*	483,400	1,372,856
Inter Parfums, Inc.	18,950	893,493
Medifast, Inc.	11,600	1,084,020
		3,350,369
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 1.5%
Amphastar Pharmaceuticals, Inc.*	38,800	$ 727,500
ANI Pharmaceuticals, Inc.*	9,940	578,707
Corcept Therapeutics, Inc.*(a)	105,000	1,727,250
Depomed, Inc.*(a)	69,220	456,160
Impax Laboratories, Inc.*(a)	81,470	1,584,591
Innoviva, Inc.*(a)	76,150	1,269,420
Lannett Co., Inc.*(a)	33,100	531,255
Medicines Co. (The)*(a)	71,090	2,341,705
Phibro Animal Health Corp. (Class A Stock)	21,650	859,505
Supernus Pharmaceuticals, Inc.*	56,760	2,599,608
		12,675,701
Professional Services — 2.6%
Exponent, Inc.	28,390	2,232,873
Forrester Research, Inc.	10,982	455,204
FTI Consulting, Inc.*	41,250	1,996,913
Heidrick & Struggles International, Inc.	20,764	648,875
Insperity, Inc.	40,658	2,827,764
Kelly Services, Inc. (Class A Stock)	33,439	971,069
Korn/Ferry International	62,200	3,208,898
Navigant Consulting, Inc.*	49,650	955,266
On Assignment, Inc.*	53,996	4,421,192
Resources Connection, Inc.	32,200	521,640
TrueBlue, Inc.*	45,228	1,171,405
WageWorks, Inc.*	43,710	1,975,692
		21,386,791
Real Estate Management & Development — 0.4%
HFF, Inc. (Class A Stock)	40,500	2,012,850
RE/MAX Holdings, Inc. (Class A Stock)	19,550	1,181,798
		3,194,648
Road & Rail — 0.6%
ArcBest Corp.	28,345	908,457
Heartland Express, Inc.(a)	54,948	988,515
Marten Transport Ltd.	42,500	969,000
Roadrunner Transportation Systems, Inc.*	33,450	84,963
Saia, Inc.*	28,300	2,126,745
		5,077,680
Semiconductors & Semiconductor Equipment — 3.7%
Advanced Energy Industries, Inc.*	43,707	2,792,877
Axcelis Technologies, Inc.*	35,150	864,690
Brooks Automation, Inc.	77,635	2,102,356
Cabot Microelectronics Corp.	28,221	3,022,751
CEVA, Inc.*	24,550	888,710
Cohu, Inc.	31,297	713,885
Diodes, Inc.*	42,170	1,284,498
DSP Group, Inc.*	24,178	285,300
FormFactor, Inc.*	79,800	1,089,270
Kopin Corp.*(a)	66,056	206,095
Kulicke & Soffa Industries, Inc. (Singapore)*	77,832	1,946,578
MaxLinear, Inc.*	67,100	1,526,525
Nanometrics, Inc.*	26,250	706,125

A130

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
PDF Solutions, Inc.*(a)	29,900	$ 348,634
Photronics, Inc.*	76,050	627,413
Power Integrations, Inc.	32,880	2,247,348
Rambus, Inc.*	120,950	1,624,358
Rudolph Technologies, Inc.*	34,724	961,855
Semtech Corp.*	73,020	2,851,431
SolarEdge Technologies, Inc.*	39,850	2,096,110
Ultra Clean Holdings, Inc.*	42,150	811,387
Veeco Instruments, Inc.*	53,083	902,411
Xperi Corp.	54,217	1,146,690
		31,047,297
Software — 1.8%
8x8, Inc.*	101,550	1,893,907
Agilysys, Inc.*	16,532	197,061
Bottomline Technologies de, Inc.*	38,310	1,484,512
Ebix, Inc.(a)	24,297	1,810,126
MicroStrategy, Inc. (Class A Stock)*	10,420	1,344,076
Monotype Imaging Holdings, Inc.	45,650	1,024,843
Progress Software Corp.	51,097	1,964,680
Qualys, Inc.*	35,720	2,598,630
Synchronoss Technologies, Inc.*(a)	47,770	503,974
TiVo Corp.	134,950	1,828,572
VASCO Data Security International, Inc.*	32,850	425,408
		15,075,789
Specialty Retail — 4.3%
Abercrombie & Fitch Co. (Class A Stock)(a)	74,900	1,813,329
Asbury Automotive Group, Inc.*	20,410	1,377,675
Ascena Retail Group, Inc.*(a)	185,950	373,760
Barnes & Noble Education, Inc.*	40,726	280,602
Barnes & Noble, Inc.(a)	61,660	305,217
Big 5 Sporting Goods Corp.(a)	21,337	154,693
Buckle, Inc. (The)(a)	31,059	687,957
Caleres, Inc.	47,354	1,591,095
Cato Corp. (The) (Class A Stock)	25,353	373,703
Chico’s FAS, Inc.	140,600	1,271,024
Children’s Place, Inc. (The)(a)	19,165	2,592,066
DSW, Inc. (Class A Stock)(a)	79,600	1,787,816
Express, Inc.*	86,330	618,123
Finish Line, Inc. (The) (Class A Stock)(a)	44,126	597,466
Five Below, Inc.*	60,830	4,461,272
Francesca’s Holdings Corp.*	39,050	187,440
Genesco, Inc.*(a)	21,882	888,409
Group 1 Automotive, Inc.	21,714	1,418,793
Guess?, Inc.(a)	65,210	1,352,455
Haverty Furniture Cos., Inc.	21,461	432,439
Hibbett Sports, Inc.*(a)	21,096	505,249
Kirkland’s, Inc.*	17,150	166,184
Lithia Motors, Inc. (Class A Stock)	26,490	2,662,775
Lumber Liquidators Holdings, Inc.*(a)	31,472	752,810
MarineMax, Inc.*	24,392	474,424
Monro, Inc.(a)	36,142	1,937,211
Rent-A-Center, Inc.(a)	58,400	503,992
RH*(a)	20,950	1,996,116
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Shoe Carnival, Inc.(a)	12,560	$ 298,928
Sleep Number Corp.*	42,400	1,490,360
Sonic Automotive, Inc. (Class A Stock)(a)	26,247	497,381
Tailored Brands, Inc.(a)	54,137	1,356,673
Tile Shop Holdings, Inc.	37,200	223,200
Vitamin Shoppe, Inc.*(a)	25,550	111,143
Zumiez, Inc.*(a)	20,100	480,390
		36,022,170
Technology Hardware, Storage & Peripherals — 0.4%
Cray, Inc.*	44,480	920,736
Electronics For Imaging, Inc.*	50,270	1,373,879
Super Micro Computer, Inc.*(a)	41,680	708,560
		3,003,175
Textiles, Apparel & Luxury Goods — 1.5%
Crocs, Inc.*	75,693	1,230,011
Fossil Group, Inc.*(a)	47,400	601,980
G-III Apparel Group Ltd.*	45,950	1,731,396
Movado Group, Inc.(a)	17,117	657,293
Oxford Industries, Inc.	18,616	1,388,009
Perry Ellis International, Inc.*	13,749	354,724
Steven Madden Ltd.	58,270	2,558,053
Unifi, Inc.*	18,830	682,587
Vera Bradley, Inc.*	20,500	217,505
Wolverine World Wide, Inc.	105,674	3,053,979
		12,475,537
Thrifts & Mortgage Finance — 1.7%
BofI Holding, Inc.*(a)	60,640	2,457,739
Dime Community Bancshares, Inc.	33,871	623,226
HomeStreet, Inc.*	29,700	850,905
Meta Financial Group, Inc.	10,050	1,097,460
NMI Holdings, Inc. (Class A Stock)*	63,450	1,050,097
Northfield Bancorp, Inc.(a)	51,150	798,452
Northwest Bancshares, Inc.(a)	112,760	1,867,306
Oritani Financial Corp.(a)	43,150	662,353
Provident Financial Services, Inc.	67,010	1,714,786
TrustCo Bank Corp. NY	105,845	894,390
Walker & Dunlop, Inc.	30,870	1,834,295
		13,851,009
Tobacco — 0.2%
Universal Corp.	27,550	1,336,175
Trading Companies & Distributors — 0.7%
Applied Industrial Technologies, Inc.	42,658	3,109,768
DXP Enterprises, Inc.*	17,500	681,625
Kaman Corp.	30,602	1,900,996
Veritiv Corp.*	12,330	483,336
		6,175,725
Water Utilities — 0.5%
American States Water Co.	40,432	2,145,322
California Water Service Group	52,810	1,967,172
		4,112,494

A131

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.0%
Spok Holdings, Inc.	22,080	$ 330,096

Total Common Stocks (cost $535,894,048)		831,413,125
Exchange Traded Fund — 0.2%
iShares Core S&P Small-Cap ETF	18,400	1,416,984
(cost $1,094,195)

Total Long-Term Investments (cost $536,988,243)		832,830,109
Short-Term Investments — 23.6%
Affiliated Mutual Funds — 23.6%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	1,108,715	1,108,715
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $195,865,350; includes $195,567,010 of cash collateral for securities on loan)(b)(w)	195,866,572	195,827,399

Total Affiliated Mutual Funds (cost $196,974,065)		196,936,114

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation — 0.0%
U.S. Treasury Bills
1.564%(n)	06/14/18(k)		330	328,891
(cost $328,881)

Total Short-Term Investments (cost $197,302,946)				197,265,005
Value

TOTAL INVESTMENTS—123.4% (cost $734,291,189)	$1,030,095,114

Liabilities in excess of other assets(z) — (23.4)%	(195,271,434)

Net Assets — 100.0%	$ 834,823,680

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.
*	Non-income producing security.
#	Principal is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $192,348,966; cash collateral of $195,567,010 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/ exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investments Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
28	Russell 2000 E-Mini Index	Jun. 2018	$2,143,680	$(18,381)
A security with a market value of $328,891 has been segregated with UBS AG to cover requirements for open futures contracts at March 31, 2018.
Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
A132

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 16,883,005	$—	$—
Air Freight & Logistics	5,769,872	—	—
Airlines	7,678,716	—	—
Auto Components	13,566,195	—	—
Automobiles	1,191,206	—	—
Banks	68,575,923	—	—
Beverages	2,125,593	—	—
Biotechnology	18,296,579	—	—
Building Products	18,657,620	—	—
Capital Markets	10,348,572	—	—
Chemicals	24,431,960	—	—
Commercial Services & Supplies	21,320,646	—	—
Communications Equipment	17,626,978	—	—
Construction & Engineering	3,270,083	—	—
Construction Materials	1,044,920	—	—
Consumer Finance	12,774,733	—	—
Containers & Packaging	512,253	—	—
Distributors	1,078,732	—	—
Diversified Consumer Services	4,622,008	—	—
Diversified Telecommunication Services	8,221,391	—	—
Electric Utilities	2,283,168	—	—
Electrical Equipment	4,964,228	—	—
Electronic Equipment, Instruments & Components	32,853,829	—	—
Energy Equipment & Services	14,519,172	—	—
Equity Real Estate Investment Trusts (REITs)	42,897,868	—	—
Food & Staples Retailing	2,286,161	—	—
Food Products	11,795,285	—	—
Gas Utilities	8,146,478	—	—
Health Care Equipment & Supplies	35,505,874	—	—
Health Care Providers & Services	30,902,888	—	—
Health Care Technology	5,708,054	—	—
Hotels, Restaurants & Leisure	18,939,816	—	—
Household Durables	17,515,828	—	—
Household Products	4,055,583	—	—
Industrial Conglomerates	1,380,269	—	—
Insurance	28,281,282	—	—
Internet & Direct Marketing Retail	4,819,073	—	—
Internet Software & Services	11,399,703	—	—
IT Services	18,009,899	—	—
Leisure Products	4,188,878	—	—
Life Sciences Tools & Services	2,844,559	—	—
Machinery	47,942,880	—	—
Marine	1,337,488	—	—
Media	5,733,676	—	—
Metals & Mining	7,600,888	—	—
Mortgage Real Estate Investment Trusts (REITs)	8,073,570	—	—
Multiline Retail	4,429,086	—	—
Multi-Utilities	3,704,504	—	—
Oil, Gas & Consumable Fuels	12,751,733	—	—
Paper & Forest Products	9,429,764	—	—
Personal Products	3,350,369	—	—
Pharmaceuticals	12,675,701	—	—
Professional Services	21,386,791	—	—
Real Estate Management & Development	3,194,648	—	—
Road & Rail	5,077,680	—	—
Semiconductors & Semiconductor Equipment	31,047,297	—	—
Software	15,075,789	—	—
Specialty Retail	36,022,170	—	—
Technology Hardware, Storage & Peripherals	3,003,175	—	—
A133

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods	$ 12,475,537	$ —	$—
Thrifts & Mortgage Finance	13,851,009	—	—
Tobacco	1,336,175	—	—
Trading Companies & Distributors	6,175,725	—	—
Water Utilities	4,112,494	—	—
Wireless Telecommunication Services	330,096	—	—
Exchange Traded Fund	1,416,984	—	—
Affiliated Mutual Funds	196,936,114	—	—
U.S. Treasury Obligation	—	328,891	—
Other Financial Instruments*
Futures contracts	(18,381)	—	—
Total	$1,029,747,842	$328,891	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
A134

SP INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 97.9%
Common Stocks — 96.5%
Argentina — 1.6%
MercadoLibre, Inc.	3,694	$ 1,316,505
Australia — 2.5%
BHP Billiton PLC	28,744	568,072
CSL Ltd.	5,055	609,019
Insurance Australia Group Ltd.	62,895	364,157
Macquarie Group Ltd.	6,892	549,548
		2,090,796
Austria — 0.8%
ANDRITZ AG	5,235	292,731
BAWAG Group AG, 144A*	6,411	352,279
		645,010
Belgium — 0.9%
KBC Group NV	9,031	786,411
Brazil — 0.8%
Pagseguro Digital Ltd. (Class A Stock)*	8,570	328,402
Raia Drogasil SA	15,546	351,892
		680,294
Canada — 4.4%
Alimentation Couche-Tard, Inc. (Class B Stock)	9,164	410,205
Brookfield Asset Management, Inc. (Class A Stock)	12,752	497,328
Canadian National Railway Co.	7,773	568,095
Constellation Software, Inc.	776	526,519
Shopify, Inc. (Class A Stock)*	3,457	430,708
Suncor Energy, Inc.	21,886	755,779
Toronto-Dominion Bank (The)	8,393	476,278
		3,664,912
China — 9.8%
Alibaba Group Holding Ltd., ADR*(a)	18,222	3,344,466
Baidu, Inc., ADR*	1,573	351,078
China Merchants Bank Co. Ltd. (Class H Stock)	125,000	518,859
JD.com, Inc., ADR*	11,516	466,283
NetEase, Inc., ADR	1,182	331,421
Tencent Holdings Ltd.	50,154	2,692,245
Yum China Holdings, Inc.	11,559	479,698
		8,184,050
Denmark — 1.5%
Novo Nordisk A/S (Class B Stock)	12,233	601,691
Novozymes A/S (Class B Stock)	6,344	330,270
Orsted A/S, 144A	4,603	299,480
		1,231,441
Finland — 0.6%
Sampo OYJ, (Class A Stock)	8,509	474,060
France — 12.5%
Air Liquide SA	2,371	290,964
Arkema SA	5,634	735,513
BNP Paribas SA	7,096	526,245
	Shares	Value
Common Stocks (continued)
France (cont’d.)
Cie Generale des Etablissements Michelin SCA	2,359	$ 349,233
Dassault Systemes SE	6,523	887,086
Kering SA	2,816	1,350,604
L’Oreal SA	4,018	907,501
LVMH Moet Hennessy Louis Vuitton SE	4,952	1,526,075
Pernod Ricard SA	2,570	427,927
Remy Cointreau SA	3,973	566,724
Safran SA	4,123	437,573
Schneider Electric SE	3,880	341,679
Sodexo SA	1,690	170,095
SPIE SA	11,660	257,994
TOTAL SA	14,049	805,285
Valeo SA	13,452	889,852
		10,470,350
Germany — 6.5%
adidas AG	1,074	261,302
Brenntag AG	4,085	243,189
Continental AG	1,400	386,697
CTS Eventim AG & Co. KGaA	8,108	380,089
Deutsche Boerse AG	2,224	304,029
Fresenius SE & Co. KGaA	6,185	472,935
Gerresheimer AG	4,420	363,214
Infineon Technologies AG	50,880	1,368,329
Rational AG	418	262,948
SAP SE, ADR	3,865	406,443
Wirecard AG	8,027	951,535
		5,400,710
Hong Kong — 3.2%
AIA Group Ltd.	135,400	1,157,491
Galaxy Entertainment Group Ltd.	58,000	532,364
Techtronic Industries Co. Ltd.	164,895	967,784
		2,657,639
India — 2.1%
HDFC Bank Ltd., ADR	11,291	1,115,212
Maruti Suzuki India Ltd.	4,999	682,964
		1,798,176
Ireland — 1.7%
AerCap Holdings NV*	10,021	508,265
CRH PLC	8,373	283,038
Kerry Group PLC (Class A Stock)	1,430	145,004
Kingspan Group PLC	11,726	496,560
		1,432,867
Israel — 0.8%
Check Point Software Technologies Ltd.*(a)	4,817	478,521
Tower Semiconductor Ltd.*	8,500	228,735
		707,256
Italy — 3.0%
Azimut Holding SpA	12,215	262,567

A135

SP INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Italy (cont’d.)
Brembo SpA	38,303	$ 592,101
Brunello Cucinelli SpA	19,153	602,368
Ferrari NV	5,605	673,787
Moncler SpA	8,882	338,034
		2,468,857
Japan — 14.1%
Bridgestone Corp.	6,500	285,960
Daikin Industries Ltd.	8,900	988,729
FANUC Corp.	4,487	1,154,744
Hoya Corp.	3,700	186,897
Kansai Paint Co. Ltd.	17,200	402,019
Kao Corp.	5,200	390,382
Keyence Corp.	4,082	2,549,854
Komatsu Ltd.	13,100	438,837
Kose Corp.	5,460	1,147,817
Mitsubishi UFJ Financial Group, Inc.	60,600	402,724
Nabtesco Corp.	5,100	198,637
Nippon Prologis REIT, Inc.	24	52,127
Nitori Holdings Co. Ltd.	2,700	473,488
Omron Corp.	4,200	245,518
ORIX Corp.	30,200	541,213
Santen Pharmaceutical Co. Ltd.	14,300	239,468
Shionogi & Co. Ltd.	5,700	296,819
Shiseido Co. Ltd.	7,300	468,784
SMC Corp.	1,250	508,499
Suzuki Motor Corp.	4,900	266,037
Tokyo Electron Ltd.	1,200	221,989
Toyota Motor Corp.	4,800	311,672
		11,772,214
Luxembourg — 0.3%
Tenaris SA	12,939	223,665
Netherlands — 3.8%
ASML Holding NV	8,882	1,761,246
Heineken NV	3,772	405,694
Koninklijke Philips NV	12,554	480,718
Royal Dutch Shell PLC (Class A Stock)	16,510	525,963
		3,173,621
Singapore — 0.3%
DBS Group Holdings Ltd.	10,900	230,234
South Africa — 0.3%
Bid Corp. Ltd.	10,635	230,781
Spain — 0.5%
Amadeus IT Group SA	5,347	395,695
Sweden — 2.1%
Atlas Copco AB (Class A Stock)	30,491	1,324,279
Hexagon AB (Class B Stock)	7,369	439,848
		1,764,127
Switzerland — 8.4%
Cie Financiere Richemont SA	2,530	227,351
Ferguson PLC	8,628	648,909
Geberit AG	828	366,160
Givaudan SA	493	1,124,702
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Julius Baer Group Ltd.*	5,295	$ 325,862
Lonza Group AG*	2,062	486,300
Novartis AG	4,650	376,096
Partners Group Holding AG	1,115	829,699
Roche Holding AG	1,930	442,736
SGS SA	195	479,686
Sonova Holding AG	1,750	278,220
Straumann Holding AG	1,181	745,144
Temenos Group AG*	3,288	394,262
UBS Group AG*	17,575	309,653
		7,034,780
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	79,000	669,146
Thailand — 0.7%
CP ALL PCL	197,209	551,258
United Kingdom — 9.8%
Ashtead Group PLC	25,325	690,528
ASOS PLC*	7,465	730,273
Bunzl PLC	17,472	513,786
Compass Group PLC	45,229	923,527
DCC PLC	2,840	261,669
Experian PLC	21,403	462,875
Howden Joinery Group PLC	49,270	318,918
Lloyds Banking Group PLC	390,059	354,807
London Stock Exchange Group PLC	11,703	677,634
Micro Focus International PLC	6,987	97,563
Prudential PLC	16,525	412,937
RELX PLC	43,180	886,995
Spectris PLC	8,837	334,461
St. James’s Place PLC	83,072	1,266,502
Unilever NV, CVA	4,870	274,890
		8,207,365
United States — 2.7%
Albemarle Corp.	3,940	365,396
Aon PLC	3,328	467,018
Broadcom Ltd.	867	204,308
Core Laboratories NV(a)	1,274	137,872
Delphi Technologies PLC	2,666	127,035
Samsonite International SA	73,700	337,090
Sensata Technologies Holding PLC*(a)	7,000	362,810
TE Connectivity Ltd.	2,301	229,870
		2,231,399

Total Common Stocks (cost $56,652,445)		80,493,619
Preferred Stocks — 1.4%
Germany
Henkel AG & Co. KGaA (PRFC)	3,392	445,889

A136

SP INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Germany (cont’d.)
Sartorius AG (PRFC)	5,418	$ 758,174

Total Preferred Stocks (cost $782,413)		1,204,063

Total Long-Term Investments (cost $57,434,858)		81,697,682
Short-Term Investments — 6.3%
Unaffiliated Fund — 0.4%
BlackRock Liquidity Funds FedFund Portfolio	283,516	283,516
(cost $283,516)
Affiliated Mutual Funds — 5.9%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	964,233	964,233
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $3,960,919; includes $3,953,921 of cash collateral for securities on loan)(b)(w)	3,960,997	3,960,601

Total Affiliated Mutual Funds (cost $4,925,152)		4,924,834

Total Short-Term Investments (cost $5,208,668)		5,208,350
Value

TOTAL INVESTMENTS—104.2% (cost $62,643,526)	$86,906,032

Liabilities in excess of other assets — (4.2)%	(3,493,083)

Net Assets — 100.0%	$ 83,412,949

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,966,082; cash collateral of $3,953,921 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Series remained in compliance.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investments Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$ 1,316,505	$ —	$—
Australia	—	2,090,796	—
Austria	—	645,010	—
Belgium	—	786,411	—
Brazil	680,294	—	—
Canada	3,664,912	—	—
China	4,972,946	3,211,104	—
Denmark	—	1,231,441	—
Finland	—	474,060	—
France	—	10,470,350	—
Germany	406,443	4,994,267	—
Hong Kong	—	2,657,639	—
India	1,115,212	682,964	—
Ireland	508,265	924,602	—
Israel	707,256	—	—
A137

SP INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Italy	$ —	$ 2,468,857	$—
Japan	—	11,772,214	—
Luxembourg	—	223,665	—
Netherlands	—	3,173,621	—
Singapore	—	230,234	—
South Africa	—	230,781	—
Spain	—	395,695	—
Sweden	—	1,764,127	—
Switzerland	—	7,034,780	—
Taiwan	—	669,146	—
Thailand	—	551,258	—
United Kingdom	—	8,207,365	—
United States	1,894,309	337,090	—
Preferred Stocks
Germany	—	1,204,063	—
Unaffiliated Fund	283,516	—	—
Affiliated Mutual Funds	4,924,834	—	—
Total	$20,474,492	$66,431,540	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2018 were as follows:
Internet Software & Services	10.1%
Capital Markets	6.1
Affiliated Mutual Funds(4.7% represents investments purchased with collateral from securities on loan)	5.9
Banks	5.6
Textiles, Apparel & Luxury Goods	5.6
Semiconductors & Semiconductor Equipment	5.3
Machinery	5.0
Electronic Equipment, Instruments & Components	4.5
Personal Products	3.9
Chemicals	3.8
Insurance	3.5
Trading Companies & Distributors	3.5
Software	3.3
Auto Components	3.2
Health Care Equipment & Supplies	2.9
Oil, Gas & Consumable Fuels	2.5
Hotels, Restaurants & Leisure	2.5
Automobiles	2.3
Professional Services	2.3
Pharmaceuticals	2.2
Building Products	2.2
IT Services	2.0
Food & Staples Retailing	1.9
Beverages	1.7
Internet & Direct Marketing Retail	1.5
Household Durables	1.2%
Life Sciences Tools & Services	1.0
Electrical Equipment	0.8
Metals & Mining	0.7
Biotechnology	0.7
Road & Rail	0.7
Health Care Providers & Services	0.6
Specialty Retail	0.6
Diversified Financial Services	0.6
Media	0.5
Energy Equipment & Services	0.5
Aerospace & Defense	0.5
Household Products	0.5
Electric Utilities	0.4
Unaffiliated Fund	0.4
Industrial Conglomerates	0.3
Commercial Services & Supplies	0.3
Construction Materials	0.3
Food Products	0.2
Equity Real Estate Investment Trusts (REITs)	0.1
104.2
Liabilities in excess of other assets	(4.2)
100.0%
A138

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 97.9%
Common Stocks
Aerospace & Defense — 1.6%
BWX Technologies, Inc.	28,515	$ 1,811,558
Hexcel Corp.(a)	34,846	2,250,703
		4,062,261
Air Freight & Logistics — 0.4%
XPO Logistics, Inc.*(a)	10,548	1,073,892
Airlines — 0.4%
Spirit Airlines, Inc.*(a)	24,497	925,497
Auto Components — 1.8%
Aptiv PLC	37,789	3,210,931
Delphi Technologies PLC	28,631	1,364,267
		4,575,198
Banks — 1.2%
First Republic Bank	17,642	1,633,826
Pinnacle Financial Partners, Inc.	22,792	1,463,246
		3,097,072
Biotechnology — 2.8%
Alexion Pharmaceuticals, Inc.*	20,353	2,268,545
BioMarin Pharmaceutical, Inc.*	30,497	2,472,392
Exelixis, Inc.*	50,411	1,116,604
Incyte Corp.*	12,063	1,005,210
		6,862,751
Capital Markets — 5.0%
Affiliated Managers Group, Inc.	23,238	4,405,460
Lazard Ltd. (Class A Stock)	33,484	1,759,919
Moody’s Corp.	10,851	1,750,266
TD Ameritrade Holding Corp.	75,295	4,459,723
		12,375,368
Chemicals — 2.1%
Albemarle Corp.(a)	11,642	1,079,679
Celanese Corp. (Class A Stock)	14,940	1,497,137
FMC Corp.	32,903	2,519,383
		5,096,199
Commercial Services & Supplies — 2.0%
Cintas Corp.	12,283	2,095,234
Stericycle, Inc.*(a)	49,753	2,912,043
		5,007,277
Communications Equipment — 1.6%
Palo Alto Networks, Inc.*	21,974	3,988,720
Construction & Engineering — 1.4%
Quanta Services, Inc.*	99,756	3,426,619
Construction Materials — 1.1%
Vulcan Materials Co.	24,681	2,817,830
Consumer Finance — 1.7%
SLM Corp.*	382,513	4,287,971
Containers & Packaging — 1.0%
Sealed Air Corp.	57,764	2,471,722
	Shares	Value
Common Stocks (continued)
Electrical Equipment — 2.2%
AMETEK, Inc.	73,510	$ 5,584,555
Electronic Equipment, Instruments & Components — 4.0%
Amphenol Corp. (Class A Stock)	44,515	3,834,077
CDW Corp.	35,498	2,495,865
Flex Ltd.*	140,810	2,299,427
Universal Display Corp.(a)	12,123	1,224,423
		9,853,792
Energy Equipment & Services — 0.7%
Patterson-UTI Energy, Inc.	93,553	1,638,113
Equity Real Estate Investment Trusts (REITs) — 3.8%
Equinix, Inc.	6,882	2,877,639
SBA Communications Corp.*	38,904	6,649,472
		9,527,111
Food & Staples Retailing — 1.2%
US Foods Holding Corp.*	91,550	3,000,093
Food Products — 0.7%
McCormick & Co., Inc.(a)	17,243	1,834,483
Health Care Equipment & Supplies — 2.2%
Align Technology, Inc.*	4,068	1,021,597
DexCom, Inc.*(a)	14,135	1,048,251
Edwards Lifesciences Corp.*	15,882	2,215,857
Hill-Rom Holdings, Inc.	12,449	1,083,063
		5,368,768
Health Care Providers & Services — 3.2%
Centene Corp.*	31,789	3,397,290
Laboratory Corp. of America Holdings*	16,154	2,612,910
Universal Health Services, Inc. (Class B Stock)	16,341	1,934,938
		7,945,138
Hotels, Restaurants & Leisure — 5.2%
Aramark	63,054	2,494,416
Hilton Worldwide Holdings, Inc.	60,492	4,764,350
Norwegian Cruise Line Holdings Ltd.*	54,126	2,867,054
Royal Caribbean Cruises Ltd.	11,818	1,391,451
Vail Resorts, Inc.	6,334	1,404,248
		12,921,519
Household Durables — 0.8%
Mohawk Industries, Inc.*	8,399	1,950,416
Household Products — 1.6%
Church & Dwight Co., Inc.	54,018	2,720,346
Clorox Co. (The)	9,297	1,237,524
		3,957,870
Industrial Conglomerates — 2.2%
Roper Technologies, Inc.	19,683	5,524,821
Internet Software & Services — 0.8%
LogMeIn, Inc.	17,310	2,000,170
IT Services — 7.7%
DXC Technology Co.	26,702	2,684,352

A139

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Fidelity National Information Services, Inc.	33,477	$ 3,223,835
FleetCor Technologies, Inc.*	17,046	3,451,815
Global Payments, Inc.	43,742	4,878,108
Worldpay, Inc. (Class A Stock)*	60,032	4,937,032
		19,175,142
Life Sciences Tools & Services — 2.3%
Illumina, Inc.*	12,748	3,013,882
IQVIA Holdings, Inc.*	28,519	2,797,999
		5,811,881
Machinery — 1.5%
Allison Transmission Holdings, Inc.	62,231	2,430,743
Stanley Black & Decker, Inc.	8,827	1,352,296
		3,783,039
Metals & Mining — 0.5%
Reliance Steel & Aluminum Co.	15,156	1,299,475
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
MFA Financial, Inc.	66,950	504,134
Starwood Property Trust, Inc.	144,811	3,033,790
		3,537,924
Multiline Retail — 2.3%
Dollar Tree, Inc.*	59,293	5,626,906
Oil, Gas & Consumable Fuels — 2.7%
Cimarex Energy Co.	13,197	1,233,919
Noble Energy, Inc.	107,863	3,268,249
Targa Resources Corp.	49,596	2,182,224
		6,684,392
Pharmaceuticals — 2.0%
Zoetis, Inc.	58,627	4,895,941
Professional Services — 2.1%
CoStar Group, Inc.*	4,333	1,571,493
IHS Markit Ltd.*	76,435	3,687,224
		5,258,717
Real Estate Management & Development — 2.8%
CBRE Group, Inc. (Class A Stock)*	103,056	4,866,304
Howard Hughes Corp. (The)*	14,978	2,083,889
		6,950,193
Road & Rail — 1.1%
J.B. Hunt Transport Services, Inc.	22,394	2,623,457
Semiconductors & Semiconductor Equipment — 6.2%
Analog Devices, Inc.	60,212	5,487,120
Cavium, Inc.*	28,300	2,246,454
Lam Research Corp.	7,365	1,496,273
Marvell Technology Group Ltd. (Bermuda)(a)	133,300	2,799,300
Microchip Technology, Inc.(a)	35,716	3,263,014
		15,292,161
	Shares	Value
Common Stocks (continued)
Software — 6.4%
Guidewire Software, Inc.*	18,024	$ 1,456,880
Red Hat, Inc.*(a)	36,965	5,526,637
ServiceNow, Inc.*	33,158	5,485,991
Splunk, Inc.*	34,424	3,386,978
		15,856,486
Specialty Retail — 4.2%
Advance Auto Parts, Inc.	26,010	3,083,486
Burlington Stores, Inc.*	14,792	1,969,555
Ross Stores, Inc.	39,282	3,063,210
Ulta Beauty, Inc.*	11,848	2,420,191
		10,536,442
Textiles, Apparel & Luxury Goods — 0.8%
Tapestry, Inc.	35,352	1,859,869
Trading Companies & Distributors — 1.2%
Fastenal Co.(a)	53,832	2,938,689

Total Long-Term Investments (cost $172,302,300)		243,305,940
Short-Term Investments — 11.1%
Affiliated Mutual Funds
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	5,706,964	5,706,964
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $21,870,547; includes $21,844,374 of cash collateral for securities on loan)(b)(w)	21,871,937	21,867,562

Total Short-Term Investments (cost $27,577,511)		27,574,526

TOTAL INVESTMENTS—109.0% (cost $199,879,811)		270,880,466

Liabilities in excess of other assets — (9.0)%		(22,266,804)

Net Assets — 100.0%		$ 248,613,662

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,774,881; cash collateral of $21,844,374 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investments Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

A140

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 4,062,261	$—	$—
Air Freight & Logistics	1,073,892	—	—
Airlines	925,497	—	—
Auto Components	4,575,198	—	—
Banks	3,097,072	—	—
Biotechnology	6,862,751	—	—
Capital Markets	12,375,368	—	—
Chemicals	5,096,199	—	—
Commercial Services & Supplies	5,007,277	—	—
Communications Equipment	3,988,720	—	—
Construction & Engineering	3,426,619	—	—
Construction Materials	2,817,830	—	—
Consumer Finance	4,287,971	—	—
Containers & Packaging	2,471,722	—	—
Electrical Equipment	5,584,555	—	—
Electronic Equipment, Instruments & Components	9,853,792	—	—
Energy Equipment & Services	1,638,113	—	—
Equity Real Estate Investment Trusts (REITs)	9,527,111	—	—
Food & Staples Retailing	3,000,093	—	—
Food Products	1,834,483	—	—
Health Care Equipment & Supplies	5,368,768	—	—
Health Care Providers & Services	7,945,138	—	—
Hotels, Restaurants & Leisure	12,921,519	—	—
Household Durables	1,950,416	—	—
Household Products	3,957,870	—	—
Industrial Conglomerates	5,524,821	—	—
Internet Software & Services	2,000,170	—	—
IT Services	19,175,142	—	—
Life Sciences Tools & Services	5,811,881	—	—
Machinery	3,783,039	—	—
Metals & Mining	1,299,475	—	—
Mortgage Real Estate Investment Trusts (REITs)	3,537,924	—	—
Multiline Retail	5,626,906	—	—
Oil, Gas & Consumable Fuels	6,684,392	—	—
Pharmaceuticals	4,895,941	—	—
Professional Services	5,258,717	—	—
Real Estate Management & Development	6,950,193	—	—
Road & Rail	2,623,457	—	—
Semiconductors & Semiconductor Equipment	15,292,161	—	—
Software	15,856,486	—	—
Specialty Retail	10,536,442	—	—
Textiles, Apparel & Luxury Goods	1,859,869	—	—
Trading Companies & Distributors	2,938,689	—	—
Affiliated Mutual Funds	27,574,526	—	—
Total	$270,880,466	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
A141

SP SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 98.9%
Common Stocks — 98.0%
Aerospace & Defense — 2.3%
Curtiss-Wright Corp.	6,890	$ 930,632
KLX, Inc.*	25,553	1,815,796
Mercury Systems, Inc.*	16,158	780,755
Moog, Inc. (Class A Stock)*	15,885	1,309,083
		4,836,266
Air Freight & Logistics — 1.7%
Air Transport Services Group, Inc.*	53,568	1,249,206
Echo Global Logistics, Inc.*	10,342	285,439
XPO Logistics, Inc.*	20,116	2,048,010
		3,582,655
Airlines — 0.6%
SkyWest, Inc.	23,068	1,254,899
Auto Components — 0.8%
American Axle & Manufacturing Holdings, Inc.*(a)	42,707	650,000
Dana, Inc.	32,392	834,418
Standard Motor Products, Inc.	5,601	266,440
		1,750,858
Automobiles — 0.2%
Winnebago Industries, Inc.(a)	10,522	395,627
Banks — 19.5%
Ameris Bancorp	19,160	1,013,564
BancorpSouth Bank	29,630	942,234
Banner Corp.	30,155	1,673,301
Boston Private Financial Holdings, Inc.	48,174	725,019
Brookline Bancorp, Inc.	40,187	651,029
Bryn Mawr Bank Corp.	10,228	449,521
CenterState Bank Corp.	46,133	1,223,908
Chemical Financial Corp.	15,283	835,674
CoBiz Financial, Inc.	37,505	735,098
Columbia Banking System, Inc.	39,398	1,652,746
Community Bank System, Inc.(a)	20,940	1,121,546
ConnectOne Bancorp, Inc.	28,086	808,877
CVB Financial Corp.(a)	68,045	1,540,539
First Financial Bankshares, Inc.(a)	28,356	1,312,883
First Merchants Corp.	30,790	1,283,943
First Midwest Bancorp, Inc.	38,969	958,248
First of Long Island Corp. (The)	13,888	381,226
Flushing Financial Corp.	22,753	613,421
Glacier Bancorp, Inc.(a)	36,390	1,396,648
Great Western Bancorp, Inc.	40,314	1,623,445
Guaranty Bancorp	18,066	512,171
Heritage Financial Corp.	19,284	590,090
Home BancShares, Inc.	41,766	952,682
Independent Bank Corp.(a)	18,278	1,307,791
Independent Bank Group, Inc.	19,100	1,350,370
Lakeland Financial Corp.	20,034	926,172
LegacyTexas Financial Group, Inc.	41,533	1,778,443
MB Financial, Inc.	38,031	1,539,495
National Commerce Corp.*	8,814	383,850
Pinnacle Financial Partners, Inc.	25,670	1,648,014
Prosperity Bancshares, Inc.(a)	10,296	747,798
Renasant Corp.	34,038	1,448,657
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Sandy Spring Bancorp, Inc.	13,027	$ 504,927
South State Corp.	17,707	1,510,407
State Bank Financial Corp.	24,573	737,436
Texas Capital Bancshares, Inc.*	19,399	1,743,970
Towne Bank	18,181	519,977
TriCo Bancshares	13,825	514,566
Union Bankshares Corp.	10,976	402,929
Webster Financial Corp.	7,413	410,680
		40,473,295
Biotechnology — 0.6%
Emergent BioSolutions, Inc.*	12,951	681,870
Myriad Genetics, Inc.*	15,853	468,456
		1,150,326
Building Products — 0.2%
Patrick Industries, Inc.*	6,575	406,664
Capital Markets — 1.6%
BrightSphere Investment Group PLC	48,922	771,011
Golub Capital BDC, Inc.(a)	12,145	217,274
Houlihan Lokey, Inc.	4,292	191,423
Stifel Financial Corp.	26,419	1,564,797
Virtu Financial, Inc. (Class A Stock)	16,254	536,382
		3,280,887
Chemicals — 1.6%
GCP Applied Technologies, Inc.*	12,534	364,113
Kraton Corp.*	2,982	142,271
Olin Corp.	35,119	1,067,266
Quaker Chemical Corp.	4,786	708,950
Trinseo SA	6,695	495,765
Tronox Ltd. (Class A Stock)	18,328	337,968
Venator Materials PLC*	9,184	166,139
		3,282,472
Commercial Services & Supplies — 1.4%
ABM Industries, Inc.	35,135	1,176,320
Advanced Disposal Services, Inc.*	23,402	521,397
Mobile Mini, Inc.	16,401	713,443
US Ecology, Inc.	10,401	554,373
		2,965,533
Communications Equipment — 1.5%
Extreme Networks, Inc.*	47,494	525,759
NetScout Systems, Inc.*(a)	40,898	1,077,662
Viavi Solutions, Inc.*	144,361	1,403,189
		3,006,610
Construction & Engineering — 0.7%
EMCOR Group, Inc.	11,447	892,065
Granite Construction, Inc.	10,383	579,994
		1,472,059
Construction Materials — 0.6%
Eagle Materials, Inc.	5,002	515,456

A142

SP SMALL CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Construction Materials (cont’d.)
Summit Materials, Inc. (Class A Stock)*	10,394	$ 314,730
U.S. Concrete, Inc.*(a)	5,449	329,120
		1,159,306
Containers & Packaging — 0.6%
Berry Global Group, Inc.*	22,357	1,225,387
Diversified Consumer Services — 0.5%
Adtalem Global Education, Inc.*	7,989	379,877
Chegg, Inc.*(a)	36,381	751,631
		1,131,508
Electric Utilities — 3.1%
ALLETE, Inc.	15,161	1,095,382
IDACORP, Inc.	21,570	1,903,984
PNM Resources, Inc.	40,322	1,542,316
Portland General Electric Co.	45,303	1,835,225
		6,376,907
Electronic Equipment, Instruments & Components — 2.7%
Anixter International, Inc.*	15,531	1,176,473
CTS Corp.	28,744	781,837
II-VI, Inc.*(a)	21,648	885,403
Knowles Corp.*	33,052	416,125
SYNNEX Corp.	11,056	1,309,030
Tech Data Corp.*	11,562	984,273
		5,553,141
Energy Equipment & Services — 0.9%
C&J Energy Services, Inc.*	32,256	832,850
Cactus, Inc. (Class A Stock)*	28,756	774,399
NCS Multistage Holdings, Inc.*(a)	15,960	239,400
		1,846,649
Equity Real Estate Investment Trusts (REITs) — 7.1%
Acadia Realty Trust	65,620	1,614,252
Chesapeake Lodging Trust	72,436	2,014,445
Columbia Property Trust, Inc.	73,550	1,504,833
CyrusOne, Inc.	29,602	1,515,918
Hudson Pacific Properties, Inc.	26,103	849,131
Life Storage, Inc.	22,090	1,844,957
National Health Investors, Inc.	19,902	1,339,206
Pebblebrook Hotel Trust(a)	74,215	2,549,285
PS Business Parks, Inc.	6,731	760,872
RLJ Lodging Trust	37,018	719,630
		14,712,529
Food & Staples Retailing — 0.1%
United Natural Foods, Inc.*	7,294	313,204
Food Products — 1.0%
Hostess Brands, Inc.*(a)	68,000	1,005,720
Simply Good Foods Co. (The)*	80,332	1,102,958
		2,108,678
Gas Utilities — 1.7%
Chesapeake Utilities Corp.	6,583	463,114
	Shares	Value
Common Stocks (continued)
Gas Utilities (cont’d.)
New Jersey Resources Corp.	40,536	$ 1,625,494
South Jersey Industries, Inc.	50,340	1,417,574
		3,506,182
Health Care Equipment & Supplies — 2.3%
CONMED Corp.	16,578	1,049,885
Halyard Health, Inc.*	27,294	1,257,708
ICU Medical, Inc.*	1,283	323,829
Integra LifeSciences Holdings Corp.*	17,232	953,619
Quidel Corp.*	15,945	826,110
Wright Medical Group NV*(a)	20,751	411,700
		4,822,851
Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.*(a)	19,205	752,452
Almost Family, Inc.*	3,742	209,552
AMN Healthcare Services, Inc.*(a)	13,046	740,360
Envision Healthcare Corp.*	9,351	359,359
		2,061,723
Health Care Technology — 0.9%
Allscripts Healthcare Solutions, Inc.*	99,931	1,234,148
HMS Holdings Corp.*	32,593	548,866
		1,783,014
Hotels, Restaurants & Leisure — 3.5%
Boyd Gaming Corp.(a)	16,635	529,991
Del Taco Restaurants, Inc.*	34,458	356,985
Eldorado Resorts, Inc.*(a)	28,184	930,072
Extended Stay America, Inc.	38,741	765,910
Hilton Grand Vacations, Inc.*	52,020	2,237,900
ILG, Inc.	20,470	636,822
Marriott Vacations Worldwide Corp.	8,131	1,083,049
Red Rock Resorts, Inc. (Class A Stock)	22,899	670,483
		7,211,212
Household Durables — 1.5%
KB Home	7,347	209,022
Meritage Homes Corp.*	8,959	405,395
Taylor Morrison Home Corp. (Class A Stock)*	37,909	882,521
TopBuild Corp.*	18,586	1,422,201
William Lyon Homes (Class A Stock)*	6,697	184,101
		3,103,240
Insurance — 4.4%
AMERISAFE, Inc.	10,436	576,589
CNO Financial Group, Inc.	76,939	1,667,268
Enstar Group Ltd. (Bermuda)*	4,322	908,700
James River Group Holdings Ltd.	22,496	797,933
Kinsale Capital Group, Inc.	17,870	917,267
Primerica, Inc.	10,488	1,013,141
ProAssurance Corp.	15,841	769,081
RLI Corp.(a)	15,074	955,541
Selective Insurance Group, Inc.	25,434	1,543,844
		9,149,364

A143

SP SMALL CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Internet Software & Services — 0.4%
Cornerstone OnDemand, Inc.*	21,984	$ 859,794
IT Services — 1.2%
Acxiom Corp.*	16,370	371,762
CACI International, Inc. (Class A Stock)*	9,891	1,497,003
Convergys Corp.	30,648	693,258
		2,562,023
Life Sciences Tools & Services — 0.2%
Syneos Health, Inc.*	9,610	341,155
Machinery — 4.5%
CIRCOR International, Inc.	19,424	828,628
Federal Signal Corp.	47,868	1,054,053
ITT, Inc.	21,907	1,073,005
Mueller Water Products, Inc. (Class A Stock)	68,146	740,747
RBC Bearings, Inc.*	5,641	700,612
Rexnord Corp.*	59,475	1,765,218
Tennant Co.	9,812	664,272
Terex Corp.	16,543	618,874
TriMas Corp.*	35,931	943,189
Watts Water Technologies, Inc. (Class A Stock)	11,445	889,277
		9,277,875
Media — 1.2%
Gray Television, Inc.*	25,407	322,669
Live Nation Entertainment, Inc.*	35,637	1,501,743
Nexstar Media Group, Inc. (Class A Stock)	9,401	625,167
		2,449,579
Metals & Mining — 1.7%
Allegheny Technologies, Inc.*(a)	22,968	543,882
Carpenter Technology Corp.	25,878	1,141,737
Century Aluminum Co.*	10,388	171,817
Cleveland-Cliffs, Inc.*(a)	16,409	114,043
Commercial Metals Co.	40,117	820,794
Kaiser Aluminum Corp.	5,548	559,793
Ryerson Holding Corp.*	17,924	146,081
		3,498,147
Mortgage Real Estate Investment Trusts (REITs) — 1.9%
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	43,906	1,379,526
Granite Point Mortgage Trust, Inc.(a)	59,664	986,843
PennyMac Mortgage Investment Trust	59,038	1,064,455
Two Harbors Investment Corp.	28,870	443,732
		3,874,556
Multiline Retail — 0.0%
J.C. Penney Co., Inc.*(a)	23,490	70,940
Oil, Gas & Consumable Fuels — 5.9%
Callon Petroleum Co.*(a)	132,494	1,754,221
Centennial Resource Development, Inc. (Class A Stock)*(a)	47,773	876,635
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Delek US Holdings, Inc.(a)	24,807	$ 1,009,645
Golar LNG Ltd. (Bermuda)(a)	57,193	1,564,800
Matador Resources Co.*(a)	19,371	579,387
PDC Energy, Inc.*	26,129	1,281,105
RSP Permian, Inc.*	50,899	2,386,145
SRC Energy, Inc.*	135,778	1,280,386
WPX Energy, Inc.*	106,227	1,570,035
		12,302,359
Pharmaceuticals — 0.3%
Impax Laboratories, Inc.*(a)	26,053	506,731
Prestige Brands Holdings, Inc.*	3,927	132,418
		639,149
Professional Services — 0.4%
On Assignment, Inc.*	10,254	839,598
Real Estate Management & Development — 0.5%
Kennedy-Wilson Holdings, Inc.	59,220	1,030,428
Road & Rail — 1.7%
Hertz Global Holdings, Inc.*(a)	2,119	42,062
Knight-Swift Transportation Holdings, Inc.(a)	31,756	1,461,094
Marten Transport Ltd.	38,104	868,771
Saia, Inc.*	14,257	1,071,414
		3,443,341
Semiconductors & Semiconductor Equipment — 2.2%
Cree, Inc.*(a)	35,516	1,431,650
Entegris, Inc.	36,395	1,266,546
Lattice Semiconductor Corp.*	103,111	574,328
Nanometrics, Inc.*	12,934	347,925
Semtech Corp.*	23,179	905,140
		4,525,589
Software — 2.2%
Bottomline Technologies de, Inc.*	14,763	572,066
CommVault Systems, Inc.*	21,603	1,235,692
Imperva, Inc.*	11,428	494,832
Monotype Imaging Holdings, Inc.	26,268	589,717
Verint Systems, Inc.*	38,554	1,642,400
		4,534,707
Specialty Retail — 3.4%
Aaron’s, Inc.	22,893	1,066,814
Abercrombie & Fitch Co. (Class A Stock)(a)	15,523	375,812
American Eagle Outfitters, Inc.	13,518	269,414
Burlington Stores, Inc.*	14,015	1,866,097
Children’s Place, Inc. (The)(a)	6,768	915,372
Hudson Ltd. (United Kingdom) (Class A Stock)*(a)	31,144	495,501
Lithia Motors, Inc. (Class A Stock)	12,005	1,206,743
National Vision Holdings, Inc.*	1,768	57,124
Urban Outfitters, Inc.*	17,797	657,777
Zumiez, Inc.*	4,616	110,322
		7,020,976

A144

SP SMALL CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 0.6%
Columbia Sportswear Co.	5,461	$ 417,384
G-III Apparel Group Ltd.*	11,263	424,390
Wolverine World Wide, Inc.	13,516	390,613
		1,232,387
Thrifts & Mortgage Finance — 2.6%
MGIC Investment Corp.*	140,836	1,830,868
OceanFirst Financial Corp.	30,635	819,486
Provident Financial Services, Inc.	32,295	826,429
Washington Federal, Inc.	36,346	1,257,572
WSFS Financial Corp.	15,552	744,941
		5,479,296
Trading Companies & Distributors — 2.5%
Beacon Roofing Supply, Inc.*	35,350	1,876,025
Foundation Building Materials, Inc.*	33,433	498,486
H&E Equipment Services, Inc.	19,819	762,833
Kaman Corp.	12,518	777,618
Univar, Inc.*	41,861	1,161,643
		5,076,605

Total Common Stocks (cost $153,716,682)		202,981,550
Exchange Traded Fund — 0.9%
iShares Russell 2000 Value ETF(a)	14,858	1,810,893
(cost $1,828,697)

Total Long-Term Investments (cost $155,545,379)		204,792,443
Short-Term Investments — 15.4%
Affiliated Mutual Funds
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	879,280	879,280
	Shares	Value

Affiliated Mutual Funds (continued)
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $30,976,328; includes $30,925,549 of cash collateral for securities on loan)(b)(w)	30,976,714	$ 30,973,616

Total Short-Term Investments (cost $31,855,608)		31,852,896

TOTAL INVESTMENTS—114.3% (cost $187,400,987)		236,645,339

Liabilities in excess of other assets — (14.3)%		(29,621,454)

Net Assets — 100.0%		$ 207,023,885

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,650,918; cash collateral of $30,925,549 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 4,836,266	$—	$—
Air Freight & Logistics	3,582,655	—	—
Airlines	1,254,899	—	—
Auto Components	1,750,858	—	—
Automobiles	395,627	—	—
Banks	40,473,295	—	—
Biotechnology	1,150,326	—	—
A145

SP SMALL CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Building Products	$ 406,664	$—	$—
Capital Markets	3,280,887	—	—
Chemicals	3,282,472	—	—
Commercial Services & Supplies	2,965,533	—	—
Communications Equipment	3,006,610	—	—
Construction & Engineering	1,472,059	—	—
Construction Materials	1,159,306	—	—
Containers & Packaging	1,225,387	—	—
Diversified Consumer Services	1,131,508	—	—
Electric Utilities	6,376,907	—	—
Electronic Equipment, Instruments & Components	5,553,141	—	—
Energy Equipment & Services	1,846,649	—	—
Equity Real Estate Investment Trusts (REITs)	14,712,529	—	—
Food & Staples Retailing	313,204	—	—
Food Products	2,108,678	—	—
Gas Utilities	3,506,182	—	—
Health Care Equipment & Supplies	4,822,851	—	—
Health Care Providers & Services	2,061,723	—	—
Health Care Technology	1,783,014	—	—
Hotels, Restaurants & Leisure	7,211,212	—	—
Household Durables	3,103,240	—	—
Insurance	9,149,364	—	—
Internet Software & Services	859,794	—	—
IT Services	2,562,023	—	—
Life Sciences Tools & Services	341,155	—	—
Machinery	9,277,875	—	—
Media	2,449,579	—	—
Metals & Mining	3,498,147	—	—
Mortgage Real Estate Investment Trusts (REITs)	3,874,556	—	—
Multiline Retail	70,940	—	—
Oil, Gas & Consumable Fuels	12,302,359	—	—
Pharmaceuticals	639,149	—	—
Professional Services	839,598	—	—
Real Estate Management & Development	1,030,428	—	—
Road & Rail	3,443,341	—	—
Semiconductors & Semiconductor Equipment	4,525,589	—	—
Software	4,534,707	—	—
Specialty Retail	7,020,976	—	—
Textiles, Apparel & Luxury Goods	1,232,387	—	—
Thrifts & Mortgage Finance	5,479,296	—	—
Trading Companies & Distributors	5,076,605	—	—
Exchange Traded Fund	1,810,893	—	—
Affiliated Mutual Funds	31,852,896	—	—
Total	$236,645,339	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
A146

STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 97.7%
Common Stocks — 97.4%
Aerospace & Defense — 2.8%
Arconic, Inc.	71,992	$ 1,658,696
Boeing Co. (The)	95,246	31,229,258
General Dynamics Corp.	47,600	10,514,840
Harris Corp.	20,500	3,306,240
Huntington Ingalls Industries, Inc.	7,800	2,010,528
L3 Technologies, Inc.	13,600	2,828,800
Lockheed Martin Corp.	42,598	14,395,142
Northrop Grumman Corp.	29,826	10,412,853
Raytheon Co.	49,418	10,665,393
Rockwell Collins, Inc.	28,000	3,775,800
Textron, Inc.	45,350	2,674,290
TransDigm Group, Inc.(a)	8,400	2,578,296
United Technologies Corp.	126,960	15,974,107
		112,024,243
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.(a)	24,100	2,258,411
Expeditors International of Washington, Inc.	30,900	1,955,970
FedEx Corp.	42,240	10,142,246
United Parcel Service, Inc. (Class B Stock)	117,200	12,266,152
		26,622,779
Airlines — 0.5%
Alaska Air Group, Inc.	21,200	1,313,552
American Airlines Group, Inc.	72,800	3,782,688
Delta Air Lines, Inc.	112,500	6,166,125
Southwest Airlines Co.	92,937	5,323,431
United Continental Holdings, Inc.*	43,300	3,008,051
		19,593,847
Auto Components — 0.2%
Aptiv PLC	45,400	3,857,638
BorgWarner, Inc.	34,400	1,727,912
Goodyear Tire & Rubber Co. (The)	41,900	1,113,702
		6,699,252
Automobiles — 0.4%
Ford Motor Co.	662,459	7,340,046
General Motors Co.	217,700	7,911,218
Harley-Davidson, Inc.(a)	28,400	1,217,792
		16,469,056
Banks — 6.4%
Bank of America Corp.	1,641,282	49,222,047
BB&T Corp.	134,600	7,004,584
Citigroup, Inc.	442,022	29,836,485
Citizens Financial Group, Inc.	84,200	3,534,716
Comerica, Inc.	29,950	2,873,104
Fifth Third Bancorp	120,549	3,827,431
Huntington Bancshares, Inc.	183,075	2,764,433
JPMorgan Chase & Co.	587,995	64,661,810
KeyCorp	182,400	3,565,920
M&T Bank Corp.	25,700	4,738,052
People’s United Financial, Inc.	58,800	1,097,208
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
PNC Financial Services Group, Inc. (The)	81,093	$ 12,264,505
Regions Financial Corp.	197,712	3,673,489
SunTrust Banks, Inc.	81,100	5,518,044
SVB Financial Group*	8,100	1,944,081
U.S. Bancorp	269,481	13,608,790
Wells Fargo & Co.	752,976	39,463,472
Zions Bancorporation(a)	34,700	1,829,731
		251,427,902
Beverages — 1.9%
Brown-Forman Corp. (Class B Stock)(a)	44,825	2,438,480
Coca-Cola Co. (The)	653,550	28,383,677
Constellation Brands, Inc. (Class A Stock)	29,400	6,700,848
Dr. Pepper Snapple Group, Inc.	31,000	3,669,780
Molson Coors Brewing Co. (Class B Stock)	31,500	2,372,895
Monster Beverage Corp.*	70,800	4,050,468
PepsiCo, Inc.	242,494	26,468,220
		74,084,368
Biotechnology — 2.6%
AbbVie, Inc.	272,200	25,763,730
Alexion Pharmaceuticals, Inc.*	38,200	4,257,772
Amgen, Inc.	115,554	19,699,646
Biogen, Inc.*	36,175	9,905,438
Celgene Corp.*	130,900	11,677,589
Gilead Sciences, Inc.	222,600	16,781,814
Incyte Corp.*	29,800	2,483,234
Regeneron Pharmaceuticals, Inc.*	13,130	4,521,447
Vertex Pharmaceuticals, Inc.*	43,300	7,057,034
		102,147,704
Building Products — 0.3%
A.O. Smith Corp.	24,800	1,577,032
Allegion PLC	16,533	1,410,099
Fortune Brands Home & Security, Inc.	26,900	1,584,141
Johnson Controls International PLC	157,415	5,547,305
Masco Corp.	54,100	2,187,804
		12,306,381
Capital Markets — 3.1%
Affiliated Managers Group, Inc.	9,700	1,838,926
Ameriprise Financial, Inc.	25,350	3,750,279
Bank of New York Mellon Corp. (The)	174,849	9,009,969
BlackRock, Inc.	21,080	11,419,458
Cboe Global Markets, Inc.	19,300	2,202,130
Charles Schwab Corp. (The)	203,600	10,631,992
CME Group, Inc.	58,200	9,413,268
E*TRADE Financial Corp.*	46,710	2,588,201
Franklin Resources, Inc.	56,400	1,955,952
Goldman Sachs Group, Inc. (The)	59,920	15,091,451
Intercontinental Exchange, Inc.	100,090	7,258,527
Invesco Ltd.	69,900	2,237,499
Moody’s Corp.	28,420	4,584,146

A147

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Morgan Stanley	237,710	$ 12,826,831
Nasdaq, Inc.	20,300	1,750,266
Northern Trust Corp.	36,900	3,805,497
Raymond James Financial, Inc.	21,900	1,958,079
S&P Global, Inc.	43,580	8,326,395
State Street Corp.	63,575	6,340,335
T. Rowe Price Group, Inc.	41,700	4,502,349
		121,491,550
Chemicals — 2.0%
Air Products & Chemicals, Inc.	37,500	5,963,625
Albemarle Corp.(a)	19,200	1,780,608
CF Industries Holdings, Inc.	39,800	1,501,654
DowDuPont, Inc.	399,268	25,437,364
Eastman Chemical Co.	24,900	2,628,942
Ecolab, Inc.	44,300	6,072,201
FMC Corp.	23,150	1,772,596
International Flavors & Fragrances, Inc.	13,540	1,853,761
LyondellBasell Industries NV (Class A Stock)	55,100	5,822,968
Monsanto Co.	74,996	8,751,283
Mosaic Co. (The)	59,100	1,434,948
PPG Industries, Inc.	43,500	4,854,600
Praxair, Inc.	48,800	7,041,840
Sherwin-Williams Co. (The)	14,100	5,528,892
		80,445,282
Commercial Services & Supplies — 0.3%
Cintas Corp.	14,800	2,524,584
Republic Services, Inc.(a)	39,135	2,591,911
Stericycle, Inc.*	14,500	848,685
Waste Management, Inc.	68,030	5,722,684
		11,687,864
Communications Equipment — 1.1%
Cisco Systems, Inc.	827,875	35,507,559
F5 Networks, Inc.*	11,000	1,590,710
Juniper Networks, Inc.	63,200	1,537,656
Motorola Solutions, Inc.	27,827	2,930,183
		41,566,108
Construction & Engineering — 0.1%
Fluor Corp.	23,700	1,356,114
Jacobs Engineering Group, Inc.	20,900	1,236,235
Quanta Services, Inc.*	26,200	899,970
		3,492,319
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	10,800	2,238,840
Vulcan Materials Co.	22,700	2,591,659
		4,830,499
Consumer Finance — 0.7%
American Express Co.	122,800	11,454,784
Capital One Financial Corp.	83,069	7,959,671
Discover Financial Services	62,005	4,460,020
	Shares	Value
Common Stocks (continued)
Consumer Finance (cont’d.)
Navient Corp.	44,400	$ 582,528
Synchrony Financial	125,430	4,205,668
		28,662,671
Containers & Packaging — 0.3%
Avery Dennison Corp.	15,400	1,636,250
Ball Corp.	60,500	2,402,455
International Paper Co.	71,167	3,802,453
Packaging Corp. of America	16,100	1,814,470
Sealed Air Corp.	30,420	1,301,672
WestRock Co.	43,561	2,795,309
		13,752,609
Distributors — 0.1%
Genuine Parts Co.	25,325	2,275,198
LKQ Corp.*	53,200	2,018,940
		4,294,138
Diversified Consumer Services — 0.0%
H&R Block, Inc.	35,900	912,219
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc. (Class B Stock)*	328,160	65,461,357
Leucadia National Corp.	54,000	1,227,420
		66,688,777
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	1,047,435	37,341,058
CenturyLink, Inc.	166,643	2,737,944
Verizon Communications, Inc.	703,238	33,628,841
		73,707,843
Electric Utilities — 1.7%
Alliant Energy Corp.	39,700	1,622,142
American Electric Power Co., Inc.	84,040	5,764,303
Duke Energy Corp.	119,348	9,245,889
Edison International	55,400	3,526,764
Entergy Corp.	30,900	2,434,302
Eversource Energy	54,600	3,217,032
Exelon Corp.	164,473	6,416,092
FirstEnergy Corp.(a)	76,880	2,614,689
NextEra Energy, Inc.	80,275	13,111,316
PG&E Corp.	87,500	3,843,875
Pinnacle West Capital Corp.	19,000	1,516,200
PPL Corp.	116,100	3,284,469
Southern Co. (The)	171,700	7,668,122
Xcel Energy, Inc.	86,295	3,924,697
		68,189,892
Electrical Equipment — 0.5%
Acuity Brands, Inc.(a)	7,200	1,002,168
AMETEK, Inc.	39,500	3,000,815
Eaton Corp. PLC	75,661	6,046,071
Emerson Electric Co.	109,400	7,472,020
Rockwell Automation, Inc.	21,920	3,818,464
		21,339,538

A148

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	52,100	$ 4,487,373
Corning, Inc.	148,200	4,131,816
FLIR Systems, Inc.	24,100	1,205,241
IPG Photonics Corp.*	6,200	1,446,956
TE Connectivity Ltd.	59,900	5,984,010
		17,255,396
Energy Equipment & Services — 0.8%
Baker Hughes a GE Co.(a)	72,648	2,017,435
Halliburton Co.	149,500	7,017,530
Helmerich & Payne, Inc.(a)	18,900	1,257,984
National Oilwell Varco, Inc.(a)	64,400	2,370,564
Schlumberger Ltd.	236,098	15,294,428
TechnipFMC PLC (United Kingdom)	74,200	2,185,190
		30,143,131
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc.(a)	17,400	2,173,086
American Tower Corp.	74,000	10,755,160
Apartment Investment & Management Co. (Class A Stock)	27,374	1,115,490
AvalonBay Communities, Inc.(a)	23,718	3,900,662
Boston Properties, Inc.	26,700	3,289,974
Crown Castle International Corp.(a)	69,100	7,574,051
Digital Realty Trust, Inc.(a)	35,400	3,730,452
Duke Realty Corp.	60,500	1,602,040
Equinix, Inc.	13,355	5,584,260
Equity Residential(a)	62,500	3,851,250
Essex Property Trust, Inc.	11,500	2,767,820
Extra Space Storage, Inc.(a)	21,400	1,869,504
Federal Realty Investment Trust	12,400	1,439,764
GGP, Inc.	106,000	2,168,760
HCP, Inc.	79,600	1,849,108
Host Hotels & Resorts, Inc.	124,626	2,323,029
Iron Mountain, Inc.(a)	47,830	1,571,694
Kimco Realty Corp.	71,800	1,033,920
Macerich Co. (The)	18,400	1,030,768
Mid-America Apartment Communities, Inc.	19,500	1,779,180
Prologis, Inc.	91,128	5,740,153
Public Storage(a)	25,650	5,140,003
Realty Income Corp.(a)	47,900	2,477,867
Regency Centers Corp.	25,300	1,492,194
SBA Communications Corp.*	20,130	3,440,620
Simon Property Group, Inc.	53,261	8,220,835
SL Green Realty Corp.(a)	16,200	1,568,646
UDR, Inc.(a)	45,600	1,624,272
Ventas, Inc.	60,704	3,006,669
Vornado Realty Trust(a)	29,457	1,982,456
Welltower, Inc.	63,000	3,429,090
Weyerhaeuser Co.	128,930	4,512,550
		104,045,327
Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	74,522	14,042,181
CVS Health Corp.	172,838	10,752,252
Kroger Co. (The)	151,900	3,636,486
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Sysco Corp.	81,700	$ 4,898,732
Walgreens Boots Alliance, Inc.	147,600	9,663,372
Walmart, Inc.	249,300	22,180,221
		65,173,244
Food Products — 1.1%
Archer-Daniels-Midland Co.	95,638	4,147,820
Campbell Soup Co.(a)	33,200	1,437,892
Conagra Brands, Inc.	70,000	2,581,600
General Mills, Inc.	96,800	4,361,808
Hershey Co. (The)	24,500	2,424,520
Hormel Foods Corp.(a)	46,300	1,589,016
J.M. Smucker Co. (The)	19,600	2,430,596
Kellogg Co.(a)	42,800	2,782,428
Kraft Heinz Co. (The)	102,137	6,362,114
McCormick & Co., Inc.(a)	20,400	2,170,356
Mondelez International, Inc. (Class A Stock)	254,911	10,637,436
Tyson Foods, Inc. (Class A Stock)	51,300	3,754,647
		44,680,233
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	297,325	17,815,714
Align Technology, Inc.*	12,300	3,088,899
Baxter International, Inc.	86,000	5,593,440
Becton, Dickinson & Co.	45,349	9,827,128
Boston Scientific Corp.*	233,899	6,390,121
Cooper Cos., Inc. (The)	8,430	1,928,868
Danaher Corp.	104,600	10,241,386
DENTSPLY SIRONA, Inc.	39,300	1,977,183
Edwards Lifesciences Corp.*	36,250	5,057,600
Hologic, Inc.*	47,400	1,770,864
IDEXX Laboratories, Inc.*	15,000	2,870,850
Intuitive Surgical, Inc.*	19,270	7,955,234
Medtronic PLC	231,228	18,549,110
ResMed, Inc.(a)	24,700	2,432,209
Stryker Corp.	55,200	8,882,784
Varian Medical Systems, Inc.*	15,800	1,937,870
Zimmer Biomet Holdings, Inc.	34,786	3,793,066
		110,112,326
Health Care Providers & Services — 2.6%
Aetna, Inc.	55,757	9,422,933
AmerisourceBergen Corp.	27,800	2,396,638
Anthem, Inc.	43,800	9,622,860
Cardinal Health, Inc.	54,075	3,389,421
Centene Corp.*	29,400	3,141,978
Cigna Corp.	42,080	7,058,499
DaVita, Inc.*	26,300	1,734,222
Envision Healthcare Corp.*	20,500	787,815
Express Scripts Holding Co.*	96,826	6,688,740
HCA Healthcare, Inc.	48,400	4,694,800
Henry Schein, Inc.*(a)	27,000	1,814,670
Humana, Inc.	24,320	6,537,946
Laboratory Corp. of America Holdings*	17,400	2,814,450
McKesson Corp.	35,607	5,015,958
Quest Diagnostics, Inc.(a)	23,300	2,336,990

A149

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	165,200	$ 35,352,800
Universal Health Services, Inc. (Class B Stock)	15,100	1,787,991
		104,598,711
Health Care Technology — 0.1%
Cerner Corp.*	53,700	3,114,600
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	69,700	4,570,926
Chipotle Mexican Grill, Inc.*	4,370	1,411,991
Darden Restaurants, Inc.	21,450	1,828,612
Hilton Worldwide Holdings, Inc.	34,400	2,709,344
Marriott International, Inc. (Class A Stock)	52,123	7,087,686
McDonald’s Corp.	136,260	21,308,339
MGM Resorts International	86,500	3,029,230
Norwegian Cruise Line Holdings Ltd.*	34,800	1,843,356
Royal Caribbean Cruises Ltd.	29,200	3,438,008
Starbucks Corp.	241,300	13,968,857
Wyndham Worldwide Corp.	17,663	2,021,177
Wynn Resorts Ltd.	13,800	2,516,568
Yum! Brands, Inc.	57,900	4,929,027
		70,663,121
Household Durables — 0.4%
D.R. Horton, Inc.	58,300	2,555,872
Garmin Ltd.(a)	18,800	1,107,884
Leggett & Platt, Inc.(a)	22,700	1,006,972
Lennar Corp. (Class A Stock)(a)	46,400	2,734,816
Mohawk Industries, Inc.*	10,900	2,531,198
Newell Brands, Inc.	83,049	2,116,089
PulteGroup, Inc.	45,585	1,344,302
Whirlpool Corp.	12,367	1,893,511
		15,290,644
Household Products — 1.4%
Church & Dwight Co., Inc.	42,600	2,145,336
Clorox Co. (The)	22,300	2,968,353
Colgate-Palmolive Co.	150,000	10,752,000
Kimberly-Clark Corp.	60,288	6,639,518
Procter & Gamble Co. (The)	432,676	34,302,553
		56,807,760
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	110,400	1,255,248
NRG Energy, Inc.	50,700	1,547,871
		2,803,119
Industrial Conglomerates — 1.7%
3M Co.	101,970	22,384,454
General Electric Co.	1,477,447	19,915,986
Honeywell International, Inc.	129,850	18,764,624
Roper Technologies, Inc.	17,500	4,912,075
		65,977,139
Insurance — 2.4%
Aflac, Inc.	135,000	5,907,600
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Allstate Corp. (The)	61,188	$ 5,800,623
American International Group, Inc.	153,629	8,360,490
Aon PLC	42,925	6,023,665
Arthur J. Gallagher & Co.	30,700	2,110,011
Assurant, Inc.	9,100	831,831
Brighthouse Financial, Inc.*	16,772	862,081
Chubb Ltd.	79,230	10,836,287
Cincinnati Financial Corp.	25,928	1,925,413
Everest Re Group Ltd.	7,000	1,797,740
Hartford Financial Services Group, Inc. (The)	61,200	3,153,024
Lincoln National Corp.	37,663	2,751,659
Loews Corp.	47,326	2,353,522
Marsh & McLennan Cos., Inc.	87,300	7,210,107
MetLife, Inc.	179,200	8,223,488
Principal Financial Group, Inc.	45,700	2,783,587
Progressive Corp. (The)	99,600	6,068,628
Torchmark Corp.	18,775	1,580,292
Travelers Cos., Inc. (The)	46,998	6,526,142
Unum Group	38,856	1,849,934
Willis Towers Watson PLC	22,500	3,424,275
XL Group Ltd. (Bermuda)	44,200	2,442,492
		92,822,891
Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.*	68,480	99,113,843
Booking Holdings, Inc.*	8,350	17,371,257
Expedia Group, Inc.	21,300	2,351,733
Netflix, Inc.*	73,890	21,823,411
TripAdvisor, Inc.*(a)	18,200	744,198
		141,404,442
Internet Software & Services — 4.6%
Akamai Technologies, Inc.*	29,400	2,086,812
Alphabet, Inc. (Class A Stock)*	50,859	52,747,903
Alphabet, Inc. (Class C Stock)*	51,790	53,436,404
eBay, Inc.*	164,700	6,627,528
Facebook, Inc. (Class A Stock)*	408,200	65,226,278
VeriSign, Inc.*(a)	14,800	1,754,688
		181,879,613
IT Services — 4.2%
Accenture PLC (Class A Stock)	105,400	16,178,900
Alliance Data Systems Corp.	8,310	1,768,867
Automatic Data Processing, Inc.	75,700	8,590,436
Cognizant Technology Solutions Corp. (Class A Stock)	100,600	8,098,300
CSRA, Inc.	27,600	1,137,948
DXC Technology Co.	48,950	4,920,943
Fidelity National Information Services, Inc.	57,300	5,517,990
Fiserv, Inc.*	71,200	5,077,272
Gartner, Inc.*	15,600	1,834,872
Global Payments, Inc.	27,100	3,022,192
International Business Machines Corp.	147,025	22,558,046
Mastercard, Inc. (Class A Stock)	158,100	27,692,796
Paychex, Inc.	54,750	3,372,053

A150

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
PayPal Holdings, Inc.*	192,900	$ 14,635,323
Total System Services, Inc.	28,893	2,492,310
Visa, Inc. (Class A Stock)(a)	309,200	36,986,504
Western Union Co. (The)	77,404	1,488,479
		165,373,231
Leisure Products — 0.1%
Hasbro, Inc.	19,750	1,664,925
Mattel, Inc.(a)	57,281	753,245
		2,418,170
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	54,782	3,664,916
Illumina, Inc.*	25,000	5,910,500
IQVIA Holdings, Inc.*	25,200	2,472,372
Mettler-Toledo International, Inc.*	4,420	2,541,632
PerkinElmer, Inc.(a)	19,300	1,461,396
Thermo Fisher Scientific, Inc.	68,400	14,121,864
Waters Corp.*	13,700	2,721,505
		32,894,185
Machinery — 1.6%
Caterpillar, Inc.	101,500	14,959,070
Cummins, Inc.	26,700	4,327,803
Deere & Co.	54,750	8,503,770
Dover Corp.	27,000	2,651,940
Flowserve Corp.(a)	22,500	974,925
Fortive Corp.	52,100	4,038,792
Illinois Tool Works, Inc.	52,875	8,283,397
Ingersoll-Rand PLC	42,800	3,659,828
PACCAR, Inc.	60,128	3,978,670
Parker-Hannifin Corp.	22,787	3,897,261
Pentair PLC (United Kingdom)	28,707	1,955,808
Snap-on, Inc.(a)	9,900	1,460,646
Stanley Black & Decker, Inc.	26,335	4,034,522
Xylem, Inc.	31,100	2,392,212
		65,118,644
Media — 2.5%
CBS Corp. (Class B Stock)	60,968	3,133,145
Charter Communications, Inc. (Class A Stock)*	32,100	9,990,162
Comcast Corp. (Class A Stock)	794,792	27,158,043
Discovery Communications, Inc. (Class A Stock)*(a)	26,300	563,609
Discovery Communications, Inc. (Class C Stock)*	47,600	929,152
DISH Network Corp. (Class A Stock)*	38,600	1,462,554
Interpublic Group of Cos., Inc. (The)	66,662	1,535,226
News Corp. (Class A Stock)	63,625	1,005,275
News Corp. (Class B Stock)	19,300	310,730
Omnicom Group, Inc.(a)	39,500	2,870,465
Time Warner, Inc.	132,815	12,561,643
Twenty-First Century Fox, Inc. (Class A Stock)	180,100	6,607,869
Twenty-First Century Fox, Inc. (Class B Stock)	75,200	2,735,024
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Viacom, Inc. (Class B Stock)	60,643	$ 1,883,572
Walt Disney Co. (The)	257,476	25,860,889
		98,607,358
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.*	228,612	4,016,713
Newmont Mining Corp.	90,803	3,547,673
Nucor Corp.	54,400	3,323,296
		10,887,682
Multiline Retail — 0.5%
Dollar General Corp.	44,900	4,200,395
Dollar Tree, Inc.*	40,647	3,857,400
Kohl’s Corp.	29,400	1,925,994
Macy’s, Inc.(a)	51,620	1,535,179
Nordstrom, Inc.(a)	20,000	968,200
Target Corp.	93,068	6,461,711
		18,948,879
Multi-Utilities — 0.9%
Ameren Corp.	41,500	2,350,145
CenterPoint Energy, Inc.	72,810	1,994,994
CMS Energy Corp.	47,800	2,164,862
Consolidated Edison, Inc.	52,900	4,123,026
Dominion Energy, Inc.	109,884	7,409,478
DTE Energy Co.	30,600	3,194,640
NiSource, Inc.	57,700	1,379,607
Public Service Enterprise Group, Inc.	87,100	4,375,904
SCANA Corp.	24,300	912,465
Sempra Energy	42,754	4,755,100
WEC Energy Group, Inc.	53,876	3,378,025
		36,038,246
Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	93,126	5,625,742
Andeavor	24,800	2,493,888
Apache Corp.(a)	65,850	2,533,908
Cabot Oil & Gas Corp.	78,000	1,870,440
Chevron Corp.	324,162	36,967,434
Cimarex Energy Co.	16,600	1,552,100
Concho Resources, Inc.*	25,600	3,848,448
ConocoPhillips	203,929	12,090,950
Devon Energy Corp.	89,700	2,851,563
EOG Resources, Inc.	98,700	10,390,149
EQT Corp.	41,600	1,976,416
Exxon Mobil Corp.	722,604	53,913,484
Hess Corp.	46,175	2,337,379
Kinder Morgan, Inc.	326,543	4,917,738
Marathon Oil Corp.	142,994	2,306,493
Marathon Petroleum Corp.	83,594	6,111,557
Newfield Exploration Co.*	34,400	840,048
Noble Energy, Inc.	82,700	2,505,810
Occidental Petroleum Corp.	130,800	8,496,768
ONEOK, Inc.	69,940	3,980,985
Phillips 66	73,064	7,008,299
Pioneer Natural Resources Co.	29,000	4,981,620
Range Resources Corp.(a)	36,600	532,164

A151

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Valero Energy Corp.	74,900	$ 6,948,473
Williams Cos., Inc. (The)	140,400	3,490,344
		190,572,200
Personal Products — 0.2%
Coty, Inc. (Class A Stock)(a)	80,700	1,476,810
Estee Lauder Cos., Inc. (The) (Class A Stock)	38,500	5,764,220
		7,241,030
Pharmaceuticals — 4.4%
Allergan PLC	56,856	9,568,296
Bristol-Myers Squibb Co.	279,540	17,680,905
Eli Lilly & Co.	165,300	12,789,261
Johnson & Johnson	458,096	58,705,002
Merck & Co., Inc.	463,903	25,268,797
Mylan NV*	92,300	3,799,991
Nektar Therapeutics*	25,100	2,667,126
Perrigo Co. PLC	22,700	1,891,818
Pfizer, Inc.	1,016,923	36,090,597
Zoetis, Inc.	83,600	6,981,436
		175,443,229
Professional Services — 0.3%
Equifax, Inc.	20,500	2,415,105
IHS Markit Ltd.*	61,700	2,976,408
Nielsen Holdings PLC	57,100	1,815,209
Robert Half International, Inc.	21,600	1,250,424
Verisk Analytics, Inc.*	26,900	2,797,600
		11,254,746
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	52,200	2,464,884
Road & Rail — 0.9%
CSX Corp.	152,472	8,494,215
J.B. Hunt Transport Services, Inc.	14,600	1,710,390
Kansas City Southern	18,000	1,977,300
Norfolk Southern Corp.	49,100	6,666,798
Union Pacific Corp.	134,500	18,080,835
		36,929,538
Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices, Inc.*(a)	139,200	1,398,960
Analog Devices, Inc.	62,823	5,725,060
Applied Materials, Inc.	181,900	10,115,459
Broadcom Ltd.	69,360	16,344,684
Intel Corp.	798,400	41,580,672
KLA-Tencor Corp.	26,900	2,932,369
Lam Research Corp.	27,600	5,607,216
Microchip Technology, Inc.(a)	40,000	3,654,400
Micron Technology, Inc.*	196,900	10,266,366
NVIDIA Corp.	103,450	23,957,985
Qorvo, Inc.*	21,886	1,541,869
QUALCOMM, Inc.	251,150	13,916,222
Skyworks Solutions, Inc.	31,500	3,158,190
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Texas Instruments, Inc.	168,400	$ 17,495,076
Xilinx, Inc.	43,100	3,113,544
		160,808,072
Software — 5.6%
Activision Blizzard, Inc.	129,200	8,715,832
Adobe Systems, Inc.*	84,075	18,166,926
ANSYS, Inc.*	14,500	2,272,005
Autodesk, Inc.*	37,770	4,743,157
CA, Inc.	53,873	1,826,295
Cadence Design Systems, Inc.*	48,000	1,764,960
Citrix Systems, Inc.*	23,100	2,143,680
Electronic Arts, Inc.*	52,900	6,413,596
Intuit, Inc.	41,600	7,211,360
Microsoft Corp.	1,315,200	120,038,304
Oracle Corp.	519,495	23,766,896
Red Hat, Inc.*(a)	30,300	4,530,153
salesforce.com, Inc.*	117,100	13,618,730
Symantec Corp.	105,211	2,719,704
Synopsys, Inc.*	25,600	2,130,944
Take-Two Interactive Software, Inc.*	16,800	1,642,704
		221,705,246
Specialty Retail — 2.1%
Advance Auto Parts, Inc.	12,560	1,488,988
AutoZone, Inc.*	4,710	3,055,330
Best Buy Co., Inc.	43,825	3,067,312
CarMax, Inc.*(a)	31,600	1,957,304
Foot Locker, Inc.	20,900	951,786
Gap, Inc. (The)	37,187	1,160,234
Home Depot, Inc. (The)	199,269	35,517,707
L Brands, Inc.(a)	42,296	1,616,130
Lowe’s Cos., Inc.	142,025	12,462,694
O’Reilly Automotive, Inc.*	14,500	3,587,010
Ross Stores, Inc.	66,000	5,146,680
Tiffany & Co.	17,800	1,738,348
TJX Cos., Inc. (The)	108,700	8,865,572
Tractor Supply Co.	22,000	1,386,440
Ulta Beauty, Inc.*	10,000	2,042,700
		84,044,235
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	867,955	145,625,490
Hewlett Packard Enterprise Co.	270,966	4,752,744
HP, Inc.	283,966	6,224,535
NetApp, Inc.	46,400	2,862,416
Seagate Technology PLC(a)	49,900	2,920,148
Western Digital Corp.	50,868	4,693,590
Xerox Corp.	36,002	1,036,137
		168,115,060
Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.(a)	62,100	1,143,882
Michael Kors Holdings Ltd.*	26,400	1,638,912
NIKE, Inc. (Class B Stock)	223,300	14,836,052
PVH Corp.	13,300	2,014,019
Ralph Lauren Corp.	9,500	1,062,100

A152

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Tapestry, Inc.	49,200	$ 2,588,412
Under Armour, Inc. (Class A Stock)*(a)	31,200	510,120
Under Armour, Inc. (Class C Stock)*(a)	30,603	439,153
VF Corp.	56,444	4,183,629
		28,416,279
Tobacco — 1.2%
Altria Group, Inc.	325,700	20,297,624
Philip Morris International, Inc.	265,100	26,350,940
		46,648,564
Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	49,500	2,702,205
United Rentals, Inc.*	14,500	2,504,585
W.W. Grainger, Inc.(a)	9,020	2,546,075
		7,752,865
Water Utilities — 0.1%
American Water Works Co., Inc.	30,800	2,529,604

Total Common Stocks (cost $1,212,160,839)		3,843,420,485
Exchange Traded Fund — 0.3%
iShares Core S&P 500 ETF	41,300	10,959,781
(cost $10,644,339)

Total Long-Term Investments (cost $1,222,805,178)		3,854,380,266
Short-Term Investments — 5.3%
Affiliated Mutual Funds — 5.2%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	82,215,577	82,215,577
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $121,519,298; includes $121,319,431 of cash collateral for securities on loan)(b)(w)	121,520,507	121,496,203

Total Affiliated Mutual Funds (cost $203,734,875)		203,711,780

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation — 0.1%
U.S. Treasury Bills
1.564%(n)	06/14/18(k)	4,700	$ 4,684,200
(cost $4,684,157)

Total Short-Term Investments (cost $208,419,032)			208,395,980

TOTAL INVESTMENTS—103.0% (cost $1,431,224,210)			4,062,776,246

Liabilities in excess of other assets(z) — (3.0)%			(116,812,775)

Net Assets — 100.0%			$ 3,945,963,471

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.
*	Non-income producing security.
#	Principal is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $120,289,712; cash collateral of $121,319,431 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/ exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investments Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
152	S&P 500 E-Mini Index	Jun. 2018	$20,086,800	$ (887,093)
107	S&P 500 Index	Jun. 2018	70,700,250	(3,315,853)
				$(4,202,946)
A security with a market value of $4,684,200 has been segregated with UBS AG to cover requirements for open future contracts at March 31, 2018.
A153

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 112,024,243	$ —	$—
Air Freight & Logistics	26,622,779	—	—
Airlines	19,593,847	—	—
Auto Components	6,699,252	—	—
Automobiles	16,469,056	—	—
Banks	251,427,902	—	—
Beverages	74,084,368	—	—
Biotechnology	102,147,704	—	—
Building Products	12,306,381	—	—
Capital Markets	121,491,550	—	—
Chemicals	80,445,282	—	—
Commercial Services & Supplies	11,687,864	—	—
Communications Equipment	41,566,108	—	—
Construction & Engineering	3,492,319	—	—
Construction Materials	4,830,499	—	—
Consumer Finance	28,662,671	—	—
Containers & Packaging	13,752,609	—	—
Distributors	4,294,138	—	—
Diversified Consumer Services	912,219	—	—
Diversified Financial Services	66,688,777	—	—
Diversified Telecommunication Services	73,707,843	—	—
Electric Utilities	68,189,892	—	—
Electrical Equipment	21,339,538	—	—
Electronic Equipment, Instruments & Components	17,255,396	—	—
Energy Equipment & Services	30,143,131	—	—
Equity Real Estate Investment Trusts (REITs)	104,045,327	—	—
Food & Staples Retailing	65,173,244	—	—
Food Products	44,680,233	—	—
Health Care Equipment & Supplies	110,112,326	—	—
Health Care Providers & Services	104,598,711	—	—
Health Care Technology	3,114,600	—	—
Hotels, Restaurants & Leisure	70,663,121	—	—
Household Durables	15,290,644	—	—
Household Products	56,807,760	—	—
Independent Power & Renewable Electricity Producers	2,803,119	—	—
Industrial Conglomerates	65,977,139	—	—
Insurance	92,822,891	—	—
Internet & Direct Marketing Retail	141,404,442	—	—
Internet Software & Services	181,879,613	—	—
IT Services	165,373,231	—	—
Leisure Products	2,418,170	—	—
Life Sciences Tools & Services	32,894,185	—	—
Machinery	65,118,644	—	—
Media	98,607,358	—	—
Metals & Mining	10,887,682	—	—
Multiline Retail	18,948,879	—	—
Multi-Utilities	36,038,246	—	—
Oil, Gas & Consumable Fuels	190,572,200	—	—
Personal Products	7,241,030	—	—
A154

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Pharmaceuticals	$ 175,443,229	$ —	$—
Professional Services	11,254,746	—	—
Real Estate Management & Development	2,464,884	—	—
Road & Rail	36,929,538	—	—
Semiconductors & Semiconductor Equipment	160,808,072	—	—
Software	221,705,246	—	—
Specialty Retail	84,044,235	—	—
Technology Hardware, Storage & Peripherals	168,115,060	—	—
Textiles, Apparel & Luxury Goods	28,416,279	—	—
Tobacco	46,648,564	—	—
Trading Companies & Distributors	7,752,865	—	—
Water Utilities	2,529,604	—	—
Exchange Traded Fund	10,959,781	—	—
U.S. Treasury Obligation	—	4,684,200	—
Affiliated Mutual Funds	203,711,780	—	—
Other Financial Instruments*
Futures contracts	(4,202,946)	—	—
Total	$4,053,889,100	$4,684,200	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
A155

VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Long-Term Investments — 99.6%
Common Stocks
Aerospace & Defense — 3.8%
Boeing Co. (The)	86,892	$ 28,490,149
United Technologies Corp.	200,424	25,217,348
		53,707,497
Air Freight & Logistics — 1.3%
FedEx Corp.	77,352	18,572,989
Banks — 18.5%
Bank of America Corp.	1,720,626	51,601,574
BB&T Corp.	597,764	31,107,638
Citigroup, Inc.	485,238	32,753,565
JPMorgan Chase & Co.	697,797	76,736,736
PNC Financial Services Group, Inc. (The)	260,765	39,438,099
SunTrust Banks, Inc.	158,868	10,809,379
Wells Fargo & Co.	379,735	19,901,911
		262,348,902
Building Products — 1.0%
Johnson Controls International PLC	385,234	13,575,646
Capital Markets — 2.4%
Goldman Sachs Group, Inc. (The)	113,125	28,491,663
Lazard Ltd. (Class A Stock)	111,752	5,873,685
		34,365,348
Chemicals — 2.8%
DowDuPont, Inc.	345,133	21,988,424
FMC Corp.	237,323	18,171,822
		40,160,246
Communications Equipment — 1.9%
Cisco Systems, Inc.	634,691	27,221,897
Consumer Finance — 3.6%
Capital One Financial Corp.	301,782	28,916,751
SLM Corp.*	2,015,294	22,591,446
		51,508,197
Containers & Packaging — 1.1%
Sealed Air Corp.(a)	380,791	16,294,047
Electric Utilities — 3.7%
American Electric Power Co., Inc.	359,694	24,671,412
Exelon Corp.	694,735	27,101,612
		51,773,024
Electrical Equipment — 2.3%
Eaton Corp. PLC	232,879	18,609,361
Emerson Electric Co.	205,302	14,022,126
		32,631,487
Electronic Equipment, Instruments & Components — 1.5%
Flex Ltd.*	1,284,480	20,975,558
Energy Equipment & Services — 1.8%
Halliburton Co.	533,296	25,032,914
Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	132,904	19,316,267
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing — 1.9%
Walmart, Inc.	306,505	$ 27,269,750
Food Products — 2.9%
Conagra Brands, Inc.	607,019	22,386,861
Mondelez International, Inc. (Class A Stock)	448,865	18,731,136
		41,117,997
Health Care Equipment & Supplies — 1.5%
Zimmer Biomet Holdings, Inc.	193,199	21,066,419
Health Care Providers & Services — 2.4%
Cigna Corp.	74,351	12,471,637
Laboratory Corp. of America Holdings*	132,858	21,489,781
		33,961,418
Hotels, Restaurants & Leisure — 3.7%
Carnival Corp.	275,497	18,067,093
Hyatt Hotels Corp. (Class A Stock)	234,694	17,897,765
McDonald’s Corp.	108,174	16,916,250
		52,881,108
Household Products — 1.6%
Procter & Gamble Co. (The)	281,448	22,313,197
Insurance — 4.4%
Brighthouse Financial, Inc.*(a)	206,209	10,599,143
Chubb Ltd.	211,919	28,984,162
MetLife, Inc.	481,279	22,085,893
		61,669,198
Internet Software & Services — 2.2%
Alphabet, Inc. (Class A Stock)*	16,207	16,808,928
eBay, Inc.*	357,260	14,376,142
		31,185,070
IT Services — 1.3%
DXC Technology Co.	185,374	18,635,648
Media — 3.9%
Comcast Corp. (Class A Stock)	584,546	19,973,937
Liberty Global PLC (United Kingdom) (Class C Stock)*	549,824	16,731,144
Twenty-First Century Fox, Inc. (Class A Stock)	493,170	18,094,407
		54,799,488
Oil, Gas & Consumable Fuels — 8.2%
Anadarko Petroleum Corp.	273,897	16,546,118
Chevron Corp.	305,403	34,828,158
Noble Energy, Inc.(a)	392,352	11,888,265
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	495,928	31,645,166
Suncor Energy, Inc. (Canada)	598,657	20,677,613
		115,585,320
Pharmaceuticals — 6.9%
Allergan PLC	98,148	16,517,327
Bristol-Myers Squibb Co.	212,483	13,439,550
Eli Lilly & Co.	283,660	21,946,774

A156

VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Merck & Co., Inc.	264,611	$ 14,413,361
Pfizer, Inc.	889,466	31,567,148
		97,884,160
Road & Rail — 1.6%
Union Pacific Corp.	169,399	22,772,308
Semiconductors & Semiconductor Equipment — 2.6%
Broadcom Ltd.	68,100	16,047,765
Texas Instruments, Inc.	204,302	21,224,935
		37,272,700
Software — 3.0%
Microsoft Corp.	245,686	22,423,761
PTC, Inc.*	259,832	20,269,495
		42,693,256
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	100,225	16,815,750
Textiles, Apparel & Luxury Goods — 1.7%
Tapestry, Inc.	453,875	23,878,364
Wireless Telecommunication Services — 1.5%
Vodafone Group PLC (United Kingdom), ADR	788,357	21,932,092

Total Long-Term Investments (cost $969,467,382)		1,411,217,262
Short-Term Investments — 1.2%
Affiliated Mutual Funds
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	8,863,277	8,863,277
	Shares	Value

Affiliated Mutual Funds (continued)
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $8,487,820; includes $8,440,399 of cash collateral for securities on loan)(b)(w)	8,488,042	$ 8,486,345

Total Short-Term Investments (cost $17,351,097)		17,349,622

TOTAL INVESTMENTS—100.8% (cost $986,818,479)		1,428,566,884

Liabilities in excess of other assets — (0.8)%		(11,206,022)

Net Assets — 100.0%		$ 1,417,360,862

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,315,711; cash collateral of $8,440,399 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investments Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 53,707,497	$—	$—
Air Freight & Logistics	18,572,989	—	—
Banks	262,348,902	—	—
Building Products	13,575,646	—	—
Capital Markets	34,365,348	—	—
Chemicals	40,160,246	—	—
Communications Equipment	27,221,897	—	—
Consumer Finance	51,508,197	—	—
Containers & Packaging	16,294,047	—	—
Electric Utilities	51,773,024	—	—
A157

VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Electrical Equipment	$ 32,631,487	$—	$—
Electronic Equipment, Instruments & Components	20,975,558	—	—
Energy Equipment & Services	25,032,914	—	—
Equity Real Estate Investment Trusts (REITs)	19,316,267	—	—
Food & Staples Retailing	27,269,750	—	—
Food Products	41,117,997	—	—
Health Care Equipment & Supplies	21,066,419	—	—
Health Care Providers & Services	33,961,418	—	—
Hotels, Restaurants & Leisure	52,881,108	—	—
Household Products	22,313,197	—	—
Insurance	61,669,198	—	—
Internet Software & Services	31,185,070	—	—
IT Services	18,635,648	—	—
Media	54,799,488	—	—
Oil, Gas & Consumable Fuels	115,585,320	—	—
Pharmaceuticals	97,884,160	—	—
Road & Rail	22,772,308	—	—
Semiconductors & Semiconductor Equipment	37,272,700	—	—
Software	42,693,256	—	—
Technology Hardware, Storage & Peripherals	16,815,750	—	—
Textiles, Apparel & Luxury Goods	23,878,364	—	—
Wireless Telecommunication Services	21,932,092	—	—
Affiliated Mutual Funds	17,349,622	—	—
Total	$1,428,566,884	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
A158

Glossary
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
The following abbreviations are used in the preceding Portfolios’ descriptions:
Currency
AUD	Australian Dollars
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
MXN	Mexican Peso
USD	US Dollar
ZAR	South African Rand
Index
CDX	Credit Derivative Index
Other
A	Annual payment frequency for swaps
M	Monthly payment frequency for swaps
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
T	Swap payment upon termination
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
AID	Agency for International Development
ASX	Australian Securities Exchange
BABs	Build America Bonds
bps	Basis Points
BROIS	Brazil Overnight Index Swap
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GO	General Obligation
HICP	Harmonised Index of Consumer Prices
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NSA	Non-Seasonally Adjusted
OIS	Overnight Index Swap
OTC	Over-the-counter
PIK	Payment-in-Kind
PO	Principal Only
PRFC	Preference Shares
REIT	Real Estate Investment Trust
Rfdg.	Refunding
RSP	Savings Shares
S&P	Standard & Poor
A159

Glossary  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2018 (unaudited)
STRIPS	Separate Trading of Registered Interest and Principle of Securities
SLM	Student Loan Mortgage
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap
A160

Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolio’s foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.
Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based
B161

on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.
The Government Money Market Portfolio’s securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Portfolio may hold up to 15% of its net assets (the Government Money Market Portfolio may invest up to 5% of its net assets) in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
Certain Portfolios may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and managed by PGIM Investments. Certain Portfolios may also invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, a series of the Prudential Investment Portfolio 2, registered under the 1940 Act and managed by PGIM Investments.
Other information regarding the Portfolios is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)
B162

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Prudential Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 23, 2018

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date May 23, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date May 23, 2018

*	Print the name and title of each signing officer under his or her signature.